                                                      Registration No. 33-91588

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                             --------------------

                                   FORM N-3

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]

           Pre-Effective Amendment No. _____                               [ ]


           Post-Effective Amendment No.  2                                 [X]


                                    AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]

           Amendment No. _____                                             [ ]


           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                          (Exact Name of Registrant)

                             --------------------


           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                          (Name of Insurance Company)
             1290 Avenue of the Americas, New York, New York 10104
         (Address of Insurance Company's Principal Executive Offices)
             Telephone Number, including Area Code: (212) 554-1234


                             --------------------


                             ANTHONY A. DREYSPOOL
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
           The Equitable Life Assurance Society of the United States
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agent for Service)

                             --------------------

                 Please send copies of all communications to:
                              PETER E. PANARITES
                        Freedman, Levy, Kroll & Simonds
             1050 Connecticut Avenue, N.W., Washington, D.C. 20036

                             --------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

[ ]     Immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]     On May 1, 1997 pursuant to paragraph (b) of Rule 485.


[ ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]     On (date) pursuant to paragraph (a)(1) of Rule 485.

[ ]     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

[ ]     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

                             --------------------

                             CROSS REFERENCE SHEET
                 SHOWING LOCATION OF INFORMATION IN PROSPECTUS

FORM N-3 ITEM                                                      PROSPECTUS CAPTION
-------------                                                      ------------------
1.       Cover page                                                Cover Page

2.       Definitions                                               Not Applicable

3.       Synopsis                                                  Summary

4.       Condensed Financial Information                           Condensed Financial Information

5.       General Description of Registrant                         Equitable Life and the Investment Managers, The Separate
           and Insurance Company                                   Accounts; The Funds

6.       Management                                                Investment Management of the Funds

7.       Deductions and Expenses                                   Deductions and Charges

8.       General Description of Variable                           Summary
           Annuity Contracts

9.       Annuity Period                                            Provisions of the Contract Services We Provide/-Distributions
                                                                   and Benefit Payment Options; Variable Annuity Benefits
                                                                   Prospectus Supplement

10.      Death Benefit                                             Provisions of the Contract and Services We
                                                                   Provide/-Distributions and Benefit Payment Options/-Participant
                                                                   Death Benefits

11.      Purchases and Contract Value                              Provisions of the Contract and Services We
                                                                   Provide/Contributions; Fund Performance/Investment of
                                                                   Contributions in the Funds

12.      Redemptions                                               Provisions of the Contract and Services We
                                                                   Provide/-Distributions and Benefit Payment Options

13.      Taxes                                                     Federal Income Tax Considerations

14.      Legal Proceedings                                         Miscelleaneous-Legal Proceedings

15.      Table of Contents of the                                  Table of Contents of the
           Statement of Additional                                 Statement of Additional Information
           Information

                             CROSS REFERENCE SHEET
                      SHOWING LOCATION OF INFORMATION IN
                      STATEMENT OF ADDITIONAL INFORMATION

                                                                 STATEMENT OF ADDITIONAL
FORM N-3 ITEM                                                    INFORMATION CAPTION
-------------                                                    -------------------
16.      Cover Page                                              Cover Page

17.      Table of Contents                                       Table of Contents

18.      General Information and History                         Equitable Life and the Investment Managers(1)

19.      Investment Objectives and                               Investment Restrictions Applicable to the
         Policies                                                Growth Equity, Aggressive Equity and Balanced
                                                                 Funds

20.      Management                                              Our Management

21.      Investment Advisory and Other                           Investment Management and Financial Accounting
                                                                 Fee; Equitable and the Investment Managers/-
                                                                 Investment Management of the Funds;1 Investment
                                                                 Management and Financial Accounting Fee

22.      Brokerage Allocation                                    Fund Transactions

23.      Purchase and Pricing of Securities                      How We Value the Assets of the Funds
           Being Offered

24.      Underwriters                                            Underwriter

25.      Calculation of Yield Quotations of                      Not Applicable
           Money Market Sub-Accounts

26.      Annuity Payments                                        Provisions of the  Members Retirement
                                                                 Plans/-Contributions to Qualified Plans;
                                                                 Variable Annuity Benefits Prospectus Supplement

27.      Financial Statements                                    Financial Statements

--------
(1) Contained in the Prospectus of the Members Retirement Program.

                       [MEMBERS RETIREMENT PROGRAM LOGO]

                     -------------------------------------
                                    MEMBERS
                              RETIREMENT PROGRAM


                     -------------------------------------
                              PROGRAM PROSPECTUS
                               DATED MAY 1, 1997
                     -------------------------------------

                     -------------------------------------
                       THE HUDSON RIVER TRUST PROSPECTUS
                               DATED MAY 1, 1997
                     -------------------------------------

                     -------------------------------------
                         EQ ADVISORS TRUST PROSPECTUS
                               DATED MAY 1, 1997
                     -------------------------------------

-----------------------------------------------------------------------------
                                  PROSPECTUS
-----------------------------------------------------------------------------


MAY 1, 1997


                          MEMBERS RETIREMENT PROGRAM
         OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Separate Account Units of interest under a group annuity contract with THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES, 1290 Avenue of The Americas, New York, New York 10104, which funds the Members Retirement Program.

-----------------------------------------------------------------------------

The contract currently provides for nine Investment Options:

      SEPARATE ACCOUNTS                            GUARANTEED OPTIONS
      o  Alliance Growth Equity Fund               o  3 year Guaranteed
      o  Alliance Aggressive Equity Fund                Rate Account
      o  Alliance Balanced Fund                    o  5 year Guaranteed
      o  Alliance Global Fund                           Rate Account
      o  Alliance Conservative Investors Fund      o  Money Market
      o  Alliance Growth Investors Fund                 Guarantee Account

EFFECTIVE AUGUST 1, 1997, THE FOLLOWING ADDITIONAL INVESTMENT OPTIONS WILL BE
AVAILABLE:

             o  MFS Research Fund
             o  Warburg Pincus Small Company Value Fund
             o  T. Rowe Price Equity Income Fund
             o  Merrill Lynch World Strategy Fund


The Alliance Growth Equity, Alliance Aggressive Equity and Alliance Balanced Funds are pooled separate accounts of Equitable (Nos. 4, 3 and 10, respectively). See "Investment Choices--The Funds" in this prospectus for a description of the investment objectives, policies and risks of those accounts.


The Alliance Global Fund, Alliance Conservative Investors Fund, and the Alliance Growth Investors Fund invest in shares of a corresponding portfolio (Portfolio) of The Hudson River Trust, a mutual fund that invests the assets of separate accounts of insurance companies. The prospectus for The Hudson River Trust, which is attached to this prospectus, describes the investment objectives, policies and risks of those Portfolios and should be read carefully and retained for future reference. This prospectus is not valid unless it is attached to a current prospectus for The Hudson River Trust.

The MFS Research Fund, Warburg Pincus Small Company Value Fund, T. Rowe Price Equity Income Fund and the Merrill Lynch World Strategy Fund each invests in shares of a corresponding portfolio (Portfolio) of the EQ Advisors Trust, a mutual fund that invests in the assets of separate accounts of insurance companies. The prospectus for the EQ Advisors Trust, which is attached to this prospectus, describes the investment objectives, policies and risks of those Portfolios and should be read carefully and retained for future reference. This prospectus is not valid unless it is attached to a current prospectus of the EQ Advisors Trust.


-----------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-----------------------------------------------------------------------------

    THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE INVESTING.
        IT SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.


A Statement of Additional Information (the "SAI") dated May 1, 1997 has been filed with the Securities and Exchange Commission. The SAI is available free of charge and may be obtained by mailing the SAI request form located at the back of this prospectus or by calling, for current participants, 1-800-526-2701; for all others, 1-800-523-1125. Parts of the SAI have been incorporated by reference into this prospectus. A table of contents for the SAI appears on page 39 of this prospectus. Additional copies of the prospectus may be obtained by calling the above-listed number.

Copyright 1997 by The Equitable Life Assurance Society of the United States. All rights reserved.

                              TABLE OF CONTENTS


                                                                    PAGE
                                                                 --------
I.        Summary ...............................................     2
           The Members Retirement Program .......................     2
           The Investment Options................................     3
           Contributions ........................................     3
           Transfers Among Investment Options ...................     3
           Corresponding with the Program .......................     4
           Summary of Annual Fund Expenses ......................     5
II.       Condensed Fund Financial Information ..................     8
III.      Investment Options ....................................    11
           The Funds ............................................    11
            The Alliance Growth Equity Fund .....................    11
            The Alliance Aggressive Equity Fund .................    12
            The Alliance Balanced Fund ..........................    13
            The Hudson River Trust...............................    13
            The EQ Advisors Trust ...............................    14
            Risks and Investment Techniques .....................    15
           The General Account Options ..........................    18
            Guaranteed Rate Accounts ............................    19
            Premature Withdrawals and Transfers .................    19
            Money Market Guarantee Account ......................    19
IV.       Fund Performance ......................................    20
           Unmanaged Market Indices .............................    20
           How Performance Data are Presented ...................    21
           Percent Changes in Fund Unit Values ..................    22
           Average Annual Rates of Return .......................    22
           Growth of $10,000 Initial Investment .................    23
           Investment of Contributions in the Funds .............    25
            Purchase of Fund Units ..............................    25
            Business Day ........................................    25
            How We Determine the Unit Value .....................    25
V.        Equitable Life and the Investment Managers ............    26
           Equitable Life .......................................    26
           The Separate Accounts ................................    26
           Investment Management of the Funds ...................    27
           Voting Rights ........................................    28
VI.       Provisions of the Contract and Services We Provide ....    28
           Adoption of the Program by Employers .................    28
            Employer Responsibilities ...........................    29
           Contributions ........................................    29
            Employer Responsibilities ...........................    29
            Allocation of Contributions by Participants  ........    29
           Transfers Among Investment Options ...................    30
            General Rules .......................................    30
           Payments or Withdrawals from the Funds ...............    30
           Distributions and Benefit Payment Options ............    30
            Participant Benefits: Retirement, Disability
             and Termination of Employment ......................    30
            Participant Withdrawals Prior to Retirement  ........    31
            Participant Death Benefits ..........................    31
            Benefit Payment Options .............................    32
           Loans to Participants ................................    33
VII.      Deductions and Charges ................................    33
            Members Retirement Plan (Pension and Profit
             Sharing), Prototype Self-Directed Plan and
             Investment Only Fees  ..............................    33
VIII.     Federal Income Tax Considerations .....................    35
            Distributions: Tax Consequences .....................    35
IX.       Miscellaneous .........................................    37
X.        Table of Contents of Statement of Additional
           Information ..........................................    39


                       [MEMBERS RETIREMENT PROGRAM LOGO]

-------------------------------------------------------------------------------
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED
IN THIS PROSPECTUS.
-------------------------------------------------------------------------------

                               PART I: SUMMARY


The Members Retirement Program of The Equitable Life Assurance Society of the United States ("Equitable Life") consists of retirement plans and trusts through which members of certain groups and other eligible persons can accumulate retirement savings for themselves and their employees. The Program is sponsored by Equitable Life. The Trustee under the trusts is Chase Manhattan Bank ("Chase"). At December 31, 1996, the combined value of the assets in the Investment Options under the Program was $172.7 million, and there were 9,435 participants. The Program is funded through a group annuity contract issued by Equitable Life.

Equitable Life provides this prospectus which describes the Separate Accounts and their Units of interest registered under the Securities Act of 1933 ("1933 Act") and the General Account Options and other elements of the Program which are not so registered. Whenever words like "we" and "our" are used in the prospectus, they refer to Equitable Life. The terms "you" and "your" refer to the participant or to the employer, as appropriate.


THE MEMBERS RETIREMENT PROGRAM

As an employer, you can use the Program to adopt the Members Retirement Plan, or the Pooled Trust for individually designed plans or the Self-Directed Prototype Plan.

o THE MEMBERS RETIREMENT PLAN--Under the Members Retirement Plan, a master plan, you will automatically receive a full range of services from Equitable Life, including a variety of Investment Options, plan-level and participant-level recordkeeping, benefit payments and tax withholding and reporting.


   o The Members Retirement Plan is a defined contribution master plan which can be adopted as a profit sharing plan (including optional 401(k) and SIMPLE 401(k) features), a defined contribution pension plan or both. The Plan is designed to comply with the requirements of Section 404(c) of the Employee Retirement Income Security Act of 1974 ("ERISA").


o THE POOLED TRUST FOR MEMBERS RETIREMENT PLANS--a funding vehicle to be used by those who have an individually designed qualified retirement plan. The Pooled Trust is for investment only and can be used for both defined benefit and defined contribution plans. We provide participant-level or plan-level recordkeeping services for plan assets held in the Pooled Trust.

o THE SELF-DIRECTED PROTOTYPE PLAN--a defined contribution prototype plan which can be used to combine the Program Investment Options with individual investments such as stocks and bonds. Employers must also adopt the Pooled Trust and maintain a minimum of $25,000 in the Trust at all times. We provide recordkeeping services for plan assets held in the Pooled Trust.

THE INVESTMENT OPTIONS

  SEPARATE ACCOUNTS                                  GUARANTEED OPTIONS
  o Alliance Aggressive Equity Fund                  o 3-Year Guaranteed Rate
     (Separate Account No. 3 (Pooled))                  Account
  o Alliance Growth Equity Fund                      o 5-Year Guaranteed Rate
     (Separate Account No. 4 (Pooled))                  Account
  o Alliance Balanced Fund                           o Money Market Guarantee
     (Separate Account No. 10 (Pooled))                 Account
  o Alliance Global Fund
     (an Asset Allocation Option)
     (Separate Account No. 51 (Pooled))
  o Alliance Conservative Investors Fund
     (an Asset Allocation Option)
     (Separate Account No. 51 (Pooled))

  AVAILABLE AUGUST 1, 1997:
  o Alliance Growth Investors Fund
     (Separate Account No. 51 (Pooled))
  o MFS Research Fund
     (Separate Account No. 66 (Pooled))
  o Warburg Pincus Small Company Value Fund
     (Separate Account No. 66 (Pooled))
  o T. Rowe Price Equity Income Fund
     (Separate Account No. 66 (Pooled))
  o Merrill Lynch World Strategy Fund
     (Separate Account No. 66 (Pooled))

   The Separate Accounts operate like mutual funds or unit investment trusts in many ways. However, because of exclusionary provisions, they are not subject to regulation under the Investment Company Act of 1940 ("1940 Act"). The Hudson River Trust and EQ Advisors Trust whose shares are purchased by Separate Account Nos. 51 and 66, respectively, are registered investment companies under the 1940 Act.


CONTRIBUTIONS

  o Contributions can be allocated to any one Option or divided among them
  o Contributions may be made by check or money order payable to Equitable
    Life
  o Contributions must be sent along with a Contribution Remittance Form to the address shown in Corresponding With the Program
  o Contributions are credited on the day of receipt if they are accompanied by properly completed forms; otherwise delays may occur

TRANSFERS AMONG INVESTMENT OPTIONS


  o Generally, amounts may be transferred among the Investment Options at any time
  o Transfers may be made by telephone (on our Account Investment Management
    (AIM) System)
  o There is no charge for transfers and no tax liability
  o Transfers from the Guaranteed Rate Accounts may not be made prior to maturity. See Transfers Among Investment Options in Part VI

PLAN OR              WHO SELECTS         ARE LOANS             WHEN ARE YOU
TRUST                INVESTMENTS?        AVAILABLE?            ELIGIBLE FOR
                                                               DISTRIBUTIONS?
-------------------- ------------------- --------------------- ---------------------
Members              Participant         Yes, if permitted     Upon retirement,
Retirement Plan                          under your Plan       death, disability or
                                                               termination of
                                                               employment.
-------------------- ------------------- --------------------- ---------------------
Pooled Trust for     Participant or      Yes, if permitted     Benefits depend upon
Individually         Trustee, as         under your Plan       the terms of your
Designed Plans       specified under                           Plan.
                     your Plan.
-------------------- ------------------- --------------------- ---------------------
Self-Directed        Participant or      Yes, if permitted     Upon retirement,
Prototype Plan       Trustee, as         under your Plan       death, disability or
                     specified under                           termination of
                     your Plan.                                employment.
-------------------- ------------------- --------------------- ---------------------



CORRESPONDING WITH THE PROGRAM

EXISTING PARTICIPANTS

o  For regular mail (except contributions):
     The Members Retirement Program
     Box 2468 G.P.O.
     New York, New York 10116

o  For registered, certified or overnight mail
     (except contributions):
     The Members Retirement Program
     c/o Equitable Life
     200 Plaza Drive, Second Floor
     Secaucus, New Jersey 07094

o  For contribution checks ONLY:
     The Members Retirement Program
     P.O. Box 1599
     Newark, New Jersey 07101-9764

o To reach the AIM System (24 hours a day) or an Equitable Life Account Executive
     (9 a.m. to 5 p.m. Eastern Time, Monday through Friday):
     1-800-526-2701

  FUTURE PARTICIPANTS

o  To reach a Retirement Program Specialist
   (9 a.m. to 5 p.m. Eastern Time, Monday through Friday):
   1-800-523-1125, ext. 5009
   (From Alaska, call 0-201-583-2395, collect)

o  For regular mail:
   The Members Retirement Program
   c/o Equitable Life
   Box 2011
   Secaucus, New Jersey 07094

o  For registered, certified or
   overnight mail:
   The Members Retirement Program
   c/o Equitable Life
   200 Plaza Drive, 2-B55
   Secaucus, New Jersey 07094

                       SUMMARY OF ANNUAL FUND EXPENSES


PARTICIPANT TRANSACTION EXPENSES

Transaction expenses are charges you pay when you buy or sell units of the Funds.

Sales Load                      None
Deferred Sales Charge           None
Surrender Fees                  None
Transfer or Exchange Fee        None

If you annuitize your account, premium taxes and other fees may apply.

ANNUAL FUND OPERATING EXPENSES


The Program is subject to deductions and charges, including record maintenance and report, enrollment, program expense, and investment management and financial accounting fees. Certain expenses are also borne directly by the Funds, by The Hudson River Trust, in which Separate Account No. 51 (Pooled) invests, and by the EQ Advisors Trust, in which Separate Account No. 66 (Pooled) invests. For more information, see Part VII:
Deductions and Charges, The Hudson River Trust and the EQ Advisors Trust prospectuses, which both accompany this prospectus.


The purpose of the tables below is to assist employers and participants in understanding the various costs and expenses they bear directly or indirectly. The expenses shown are based on the actual experience of the Funds during the year ended December 31, 1996. Future expenses may be greater or less than those shown below. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future performance. The tables give effect to generally applicable charges. Other charges may also be applicable, including enrollment, record maintenance and report fees. See
Part VII: Deductions and Charges.


ALLIANCE GROWTH EQUITY, AGGRESSIVE EQUITY AND BALANCED FUNDS



                                  INVESTMENT      PROGRAM
                                MANAGEMENT FEE EXPENSE CHARGE   OTHER     TOTAL
                               -------------- -------------- ---------- -------
Alliance Growth Equity Fund          0.50%          1.00%        0.20%(1) 1.70%
Alliance Aggressive Equity
 Fund                                0.65%          1.00%        0.20%(1) 1.85%
Alliance Balanced Fund               0.50%          1.00%        0.25%(1) 1.75%



ALLIANCE GLOBAL, CONSERVATIVE INVESTORS AND GROWTH INVESTORS FUNDS



                        INVESTMENT      PROGRAM
                      MANAGEMENT FEE EXPENSE CHARGE   OTHER      TOTAL
                     -------------- -------------- ---------- ----------
Alliance Global Fund       0.20%(2)       1.00%        0.29%      1.49%
Hudson River Trust         0.65%(3)         --         0.08%(3)   0.73%(3)
 TOTAL                     0.85%          1.00%        0.37%      2.22%

                                       INVESTMENT      PROGRAM
                                     MANAGEMENT FEE EXPENSE CHARGE   OTHER      TOTAL
                                    -------------- -------------- ---------- ----------
Alliance Conservative Investors
 Fund                                     0.20%(2)       1.00%        0.25%(1)   1.45%
Hudson River Trust                        0.48%(3)         --         0.07%(3)   0.55%(3)
 TOTAL                                    0.68%          1.00%        0.32%      2.00%
Alliance Growth Investors Fund            0.20%(2)       1.00%        0.27%(1)   1.47%
Hudson River Trust                        0.53%(3)         --         0.06%(3)   0.59%(3)
 TOTAL                                    0.73%          1.00%        0.33%      2.06%



MFS RESEARCH, WARBURG PINCUS SMALL COMPANY VALUE, T. ROWE PRICE EQUITY INCOME
  AND MERRILL LYNCH WORLD STRATEGY FUNDS



                                     INVESTMENT      PROGRAM                  12B-1
                                   MANAGEMENT FEE EXPENSE CHARGE   OTHER*      FEE       TOTAL
                                  -------------- -------------- ---------- ---------- ----------
MFS Research Fund                         --           1.00%        0.20%(1)     --       1.20%
EQ Advisors Trust                       0.55%(4)         --         0.05%(4)   0.25%(4)   0.85%(4)
 TOTAL                                  0.55%          1.00%        0.25%      0.25%      2.05%
Warburg Pincus Small Company
 Value Fund                               --           1.00%        0.20%(1)     --       1.20%
EQ Advisors Trust                       0.65%(4)         --         0.10%(4)   0.25%(4)   1.00%(4)
 TOTAL                                  0.65%          1.00%        0.30%      0.25%      2.20%
T. Rowe Price Equity Income Fund          --           1.00%        0.20%(1)     --       1.20%
EQ Advisors Trust                       0.55%(4)         --         0.05%(4)   0.25%(4)   0.85%(4)
 TOTAL                                  0.55%          1.00%        0.25%      0.25%      2.05%
Merrill Lynch World Strategy Fund         --           1.00%        0.20%(1)     --       1.20%
EQ Advisors Trust                       0.70%(4)         --         0.25%(4)   0.25%(4)   1.20%(4)
 TOTAL                                  0.70%          1.00%        0.45%      0.25%      2.40%



------------
* After fee waivers or assumptions by EQ Financial consultants pursuant to an expense limitation agreement. See the attached EQ Advisors Trust Prospectus.

(1) Reflects the amount deducted for the daily accrual of direct expenses. See How We Determine the Unit Value in Part IV.

(2) The Alliance Global, Conservative Investors and Growth Investors Funds invest through Equitable's Separate Account No. 51 in corresponding Portfolios of The Hudson River Trust. This charge represents only financial accounting expenses for Separate Account No. 51.

(3) Effective May 1, 1997, a new Investment Advisory Agreement was entered into between The Hudson River Trust and Alliance Capital Management L.P., The Hudson River Trust's Investment Advisor, which effected changes in The Hudson River Trust's management fee and expense structure.

       The tables above reflecting The Hudson River Trust's expenses are based on Portfolio average net assets for the year ended December 31, 1996 and have been restated to reflect (i) the fees that would have been paid to Alliance if the current advisory agreement had been in effect as of January 1, 1996 and (ii) estimated accounting expenses for the year ending December 31, 1997.

(4) The EQ Advisors Trust funds were not available in 1996, therefore, these numbers reflect anticipated annualized expenses for 1997.

                                   EXAMPLE

A $1,000 investment in each Fund listed below would be subject to the expenses indicated, assuming a 5% annual return. Applicable expenses are the same whether or not you withdraw all or part of your Account Balance at the end of each time period shown (1).


                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                   -------- --------- --------- ----------
Alliance Growth Equity ............  $18.12   $56.09    $ 96.48   $209.09
Alliance Aggressive Equity ........   19.33    59.76     102.67    221.80
Alliance Balanced .................   18.63    57.62      99.06    214.41
Alliance Global ...................   23.56    72.53     124.06    265.00
Alliance Conservative Investors  ..   21.35    65.86     112.91    242.62
Alliance Growth Investors .........   21.95    67.68     115.97    248.78
MFS Research ......................   21.85    67.38       --        --
Warburg Pincus Small Company Value    23.36    71.92       --        --
T. Rowe Price Equity Income  ......   21.85    67.38       --        --
Merrill Lynch World Strategy  .....   25.37    77.95       --        --

------------
(1) These calculations include all asset based charges plus a component for record maintenance and report fees and enrollment fees. The component is computed by aggregating such fees and dividing by the average assets for the same period. See Members Retirement Plan (Pension and Profit Sharing), Prototype Self Directed Plan and Investment Only Fees in Part VII of this prospectus.

                PART II: CONDENSED FUND FINANCIAL INFORMATION


Your interest in the Funds under the Program is represented by Units. See How We Determine the Unit Value in Part IV. The following tables give information about income, expenses and capital changes in the Alliance Growth Equity Fund (Separate Account No. 4 (Pooled)), the Alliance Aggressive Equity Fund (Separate Account No. 3 (Pooled)), and the Alliance Balanced Fund (Separate Account No. 10 (Pooled)) attributable to a Unit outstanding under the Program for the periods indicated, along with other supplementary data. For 1996, 1995, 1994 and 1993 the tables have been audited by Price Waterhouse LLP, independent accountants, as stated in their reports under Financial Statements in the SAI. For years prior to 1993, such condensed financial information was audited by other independent accountants. These tables should be read in conjunction with the full Financial Statements. CONDENSED FINANCIAL INFORMATION FOR THE ALLIANCE GLOBAL, CONSERVATIVE INVESTORS, AND GROWTH INVESTORS PORTFOLIOS IS CONTAINED IN THE HUDSON RIVER TRUST PROSPECTUS ACCOMPANYING THIS PROSPECTUS. ADDITIONAL COPIES OF THE HUDSON RIVER TRUST PROSPECTUS AND ITS STATEMENT OF ADDITIONAL INFORMATION (SAI) MAY BE OBTAINED BY CALLING AN ACCOUNT EXECUTIVE. THOSE FINANCIAL STATEMENTS, HOWEVER, DO NOT REFLECT THE PROGRAM EXPENSE CHARGE AND THE DAILY ACCRUAL OF DIRECT EXPENSES DEDUCTED FROM AMOUNTS HELD IN SEPARATE ACCOUNT NO. 51 (POOLED). UNIT VALUES FOR THE ALLIANCE GLOBAL, CONSERVATIVE INVESTORS, AND GROWTH INVESTORS FUNDS OF SEPARATE ACCOUNT NO. 51 (POOLED) ARE SHOWN BELOW AND DO REFLECT THE PROGRAM EXPENSE CHARGE AND DAILY ACCRUAL OF DIRECT EXPENSES SO DEDUCTED. NO TABLE IS SHOWN FOR SEPARATE ACCOUNT NO.66 (POOLED) BECAUSE THE SEPARATE ACCOUNT WILL COMMENCE OPERATIONS ON AUGUST 1, 1997, AND THEREFORE, HAS NO PRIOR 1996 FINANCIAL PERFORMANCE.

FULL FINANCIAL STATEMENTS. The Financial Statements of the Alliance Growth Equity, Aggressive Equity and Balanced Funds and the Consolidated Financial Statements of Equitable Life are contained in the SAI. The Financial Statements of the Alliance Global, Conservative Investors and Growth Investors Portfolios are contained in the SAI for the Hudson River Trust.
-----------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED) of The Equitable Life Assurance Society of the United States
ALLIANCE GROWTH EQUITY FUND--INCOME, EXPENSES AND CAPITAL CHANGES PER UNIT OUTSTANDING THROUGHOUT THE YEARS INDICATED AND OTHER SUPPLEMENTARY DATA
-----------------------------------------------------------------------------



                                              YEAR ENDED DECEMBER 31,
----------------------------------------- -----------------------------
                                             1996      1995      1994
----------------------------------------- --------- --------- ---------
Income....................................  $  1.37   $  1.84   $  1.79
Expenses (Note A).........................    (3.82)    (3.25)    (2.76)
----------------------------------------- --------- --------- ---------
Net income (loss).........................    (2.45)    (1.41)     (.97)
Net realized and unrealized gain
 (loss) on investments (Note B)...........    36.80     50.16     (3.76)
----------------------------------------- --------- --------- ---------
Net increase (decrease) in Alliance
 Growth Equity Fund Unit Value............    34.35     48.75     (4.73)
Alliance Growth Equity Fund Unit Value
 (Note C):
  Beginning of year.......................   209.90    161.15    165.88
----------------------------------------- --------- --------- ---------
  End of year.............................  $244.25   $209.90   $161.15
========================================= ========= ========= =========
Ratio of expenses to average net
 assets attributable to the Program ......     1.68%     1.74%     1.72%
Ratio of net income (loss) to average
 net assets attributable to the Program ..    (1.08)%   (0.76)%   (0.60)%
Number of Alliance Growth Equity Fund
 Units outstanding at end of year
 (000's)..................................      228       214       219
Portfolio turnover rate (Note D)..........      105%      108%       91%
========================================= ========= ========= =========


                    (RESTUBBED TABLE CONTINUED FROM ABOVE)


                                                                  YEAR ENDED DECEMBER 31,
----------------------------------------- --------------------------------------------------------------------
                                             1993*     1992      1991      1990      1989      1988     1987
----------------------------------------- --------- --------- --------- --------- --------- -------- ---------
Income....................................  $  1.75   $  1.51   $  1.37   $  1.92   $  1.70   $ 1.29   $ 1.25
Expenses (Note A).........................    (2.54)    (2.22)    (2.00)    (1.56)    (1.59)   (1.21)   (1.54)
----------------------------------------- --------- --------- --------- --------- --------- -------- ---------
Net income (loss).........................     (.79)     (.71)     (.63)      .36       .11      .08     (.29)
Net realized and unrealized gain
 (loss) on investments (Note B)...........    26.16       .77     47.67    (13.52)    31.92     9.94     2.77
----------------------------------------- --------- --------- --------- --------- --------- -------- ---------
Net increase (decrease) in Alliance
 Growth Equity Fund Unit Value............    25.37       .06     47.04    (13.16)    32.03    10.02     2.48
Alliance Growth Equity Fund Unit Value
 (Note C):
  Beginning of year.......................   140.51    140.45     93.41    106.57     74.54    64.52    62.04
----------------------------------------- --------- --------- --------- --------- --------- -------- ---------
  End of year.............................  $165.88   $140.51   $140.45   $ 93.41   $106.57   $74.54   $64.52
========================================= ========= ========= ========= ========= ========= ======== =========
Ratio of expenses to average net
 assets attributable to the Program ......     1.69%     1.65%     1.68%     1.64%     1.74%    1.73%    2.08%
Ratio of net income (loss) to average
 net assets attributable to the Program ..    (0.52)%   (0.53)%   (0.54)%    0.38%     0.11%    0.12%   (0.40)%
Number of Alliance Growth Equity Fund
 Units outstanding at end of year
 (000's)..................................      208       212       189        47        48       63       69
Portfolio turnover rate (Note D)..........       82%       68%       66%       93%      113%     101%     121%
========================================= ========= ========= ========= ========= ========= ======== =========


                      See notes following these tables.

SEPARATE ACCOUNT NO. 3 (POOLED)
of The Equitable Life Assurance Society of the United States


ALLIANCE AGGRESSIVE EQUITY FUND--INCOME, EXPENSES AND CAPITAL CHANGES PER UNIT OUTSTANDING THROUGHOUT THE YEARS INDICATED AND OTHER SUPPLEMENTARY DATA
-----------------------------------------------------------------------------



                                              YEAR ENDED DECEMBER 31,
                                          -----------------------------
                                             1996      1995      1994
----------------------------------------- --------- --------- ---------
Income....................................  $  .33    $  .24    $  .18
Expenses (Note A).........................    (.86)     (.69)     (.60)
----------------------------------------- --------- --------- ---------
Net investment income (loss)..............    (.53)     (.45)     (.42)
Net realized and unrealized gain
 (loss) on investments (Note B)...........    9.25      9.98     (1.32)
----------------------------------------- --------- --------- ---------
Net increase (decrease) in Alliance
 Aggressive Equity Fund Unit Value .......    8.72      9.53     (1.74)
Alliance Aggressive Equity Fund Unit
 Value (Note C):
  Beginning of year.......................   41.74     32.21     33.95
----------------------------------------- --------- --------- ---------
  End of year.............................  $50.46    $41.74    $32.21
========================================= ========= ========= =========
Ratio of expenses to average net assets
 attributable to the Program..............    1.80%     1.86%     1.86%
Ratio of net investment income (loss) to
 average net assets attributable to
 the Program..............................   (1.12)%   (1.21)%   (1.31)%
Number of Alliance Aggressive Equity
 Fund Units outstanding at end
 of year (000's)..........................     395       328       283
Portfolio turnover rate (Note D)..........     118%      137%       94%
========================================= ========= ========= =========


                    (RESTUBBED TABLE CONTINUED FROM ABOVE)


                                                                  YEAR ENDED DECEMBER 31,
                                          -------------------------------------------------------------------
                                             1993*     1992      1991      1990     1989     1988      1987
----------------------------------------- --------- --------- --------- -------- -------- --------- ---------
Income....................................  $  .26    $  .31    $  .29    $  .28   $  .29   $  .17    $  .17
Expenses (Note A).........................    (.57)     (.50)     (.41)     (.27)    (.24)    (.20)     (.28)
----------------------------------------- --------- --------- --------- -------- -------- --------- ---------
Net investment income (loss)..............    (.31)     (.19)     (.12)      .01      .05     (.03)     (.11)
Net realized and unrealized gain
 (loss) on investments (Note B)...........    4.25     (1.13)    14.52      1.17     4.85      .11      (.34)
----------------------------------------- --------- --------- --------- -------- -------- --------- ---------
Net increase (decrease) in Alliance
 Aggressive Equity Fund Unit Value .......    3.94     (1.32)    14.40      1.18     4.90      .08      (.45)
Alliance Aggressive Equity Fund Unit
 Value (Note C):
  Beginning of year.......................   30.01     31.33     16.93     15.75    10.85    10.77     11.22
----------------------------------------- --------- --------- --------- -------- -------- --------- ---------
  End of year.............................  $33.95    $30.01    $31.33    $16.93   $15.75   $10.85    $10.77
========================================= ========= ========= ========= ======== ======== ========= =========
Ratio of expenses to average net assets
 attributable to the Program..............    1.84%     1.74%     1.59%     1.65%    1.74%    1.71%     2.19%
Ratio of net investment income (loss) to
 average net assets attributable to
 the Program..............................   (1.02)%   (0.66)%   (0.48)%    0.07%    0.35%   (0.23)%   (0.84)%
Number of Alliance Aggressive Equity
 Fund Units outstanding at end
 of year (000's)..........................     249       229       150        13        5        3         2
Portfolio turnover rate (Note D)..........      83%       71%       63%       48%      92%     103%      227%
========================================= ========= ========= ========= ======== ======== ========= =========


                      See notes following these tables.

SEPARATE ACCOUNT NO. 10 (POOLED)
of The Equitable Life Assurance Society of the United States


ALLIANCE BALANCED FUND--INCOME, EXPENSES AND CAPITAL CHANGES PER UNIT OUTSTANDING THROUGHOUT THE YEARS INDICATED AND OTHER SUPPLEMENTARY DATA
-----------------------------------------------------------------------------



                                          YEAR ENDED DECEMBER 31,
                                        --------------------------
                                           1996     1995     1994
--------------------------------------- -------- -------- --------
Income..................................  $ 1.00   $  .89   $  .74
Expenses (Note A).......................    (.48)    (.43)    (.40)
--------------------------------------- -------- -------- --------
Net investment income ..................     .52      .46      .34
Net realized and unrealized gain
 (loss) on investments (Note B).........    2.11     3.74    (2.60)
--------------------------------------- -------- -------- --------
Net increase (decrease) in
 Alliance Balanced Fund Unit Value .....    2.63     4.20    (2.26)
Alliance Balanced Fund Unit Value (Note
 C):
  Beginning of year.....................   26.39    22.19    24.45
--------------------------------------- -------- -------- --------
  End of year...........................  $29.02   $26.39   $22.19
======================================= ======== ======== ========
Ratio of expenses to average net assets
 attributable to the Program............    1.73%    1.79%    1.72%
Ratio of net investment income to
 average net assets attributable to
 the Program............................    1.91%    1.90%    1.51%
Number of Alliance Balanced Fund Units
 outstanding at end of year (000's) ....     476      458      446
Portfolio turnover rate (Note D) .......     177%     170%     107%
======================================= ======== ======== ========


                    (RESTUBBED TABLE CONTINUED FROM ABOVE)


                                                            YEAR ENDED DECEMBER 31,
                                        --------------------------------------------------------------
                                          1993*     1992     1991     1990     1989     1988     1987
--------------------------------------- -------- -------- -------- -------- -------- -------- --------
Income..................................  $  .77   $  .79   $  .80   $  .94   $  .93   $  .72   $  .53
Expenses (Note A).......................    (.39)    (.35)    (.32)    (.27)    (.25)    (.21)    (.30)
--------------------------------------- -------- -------- -------- -------- -------- -------- --------
Net investment income ..................     .38      .44      .48      .67      .68      .51      .23
Net realized and unrealized gain
 (loss) on investments (Note B).........    2.00    (1.34)    6.04     (.98)    2.66     1.07    (1.10)
--------------------------------------- -------- -------- -------- -------- -------- -------- --------
Net increase (decrease) in
 Alliance Balanced Fund Unit Value .....    2.38     (.90)    6.52     (.31)    3.34     1.58     (.87)
Alliance Balanced Fund Unit Value (Note
 C):
  Beginning of year.....................   22.07    22.97    16.45    16.76    13.42    11.84    12.71
--------------------------------------- -------- -------- -------- -------- -------- -------- --------
  End of year...........................  $24.45   $22.07   $22.97   $16.45   $16.76   $13.42   $11.84
======================================= ======== ======== ======== ======== ======== ======== ========
Ratio of expenses to average net assets
 attributable to the Program............    1.70%    1.65%    1.67%    1.66%    1.73%    1.70%    2.12%
Ratio of net investment income to
 average net assets attributable to
 the Program............................    1.61%    2.03%    2.47%    4.12%    4.38%    4.00%    1.66%
Number of Alliance Balanced Fund Units
 outstanding at end of year (000's) ....     419      364      284       27       16       12       10
Portfolio turnover rate (Note D) .......     102%      90%     114%     199%     175%     172%     238%
======================================= ======== ======== ======== ======== ======== ======== ========


                               See notes below.


NOTES:
* Prior to July 22, 1993, Equitable Capital Management Corporation (Equitable Capital) served as the investment adviser to the Fund. On July 22, 1993, Alliance Capital Management L.P. acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser to the Fund.

A. Enrollment fees are not included above and did not affect the Alliance Growth Equity, Aggressive Equity or Balanced Fund Unit Values. Enrollment fees were generally deducted from contributions to the Program.

B. See Note 2 to Financial Statements of Separate Account Nos. 3 (Pooled), 4 (Pooled) and 10 (Pooled), which may be found in the SAI.

C. The value for an Alliance Growth Equity Fund Unit was established at $10.00 on January 1, 1968 under the National Association of Realtors Members Retirement Program (NAR Program). The NAR Program was merged into the Members Retirement Program on December 27, 1984. The values for an Alliance Aggressive Equity and a Balanced Fund Unit were established at $10.00 on May 1, 1985, the date on which the Funds were first made available under the Program.

D. The portfolio turnover rate includes all long-term U.S. Government securities, but excludes all short-term U.S. Government securities and all other securities whose maturities at the time of acquisition were one year or less. Represents the annual portfolio turnover rate for the entire Separate Account. Income, expenses, gains and losses shown above pertain only to participants' accumulations attributable to the Program. Other plans also participate in the Alliance Growth Equity, Aggressive Equity and Balanced Funds and may have operating results and other supplementary data different from those shown above.

                 SEPARATE ACCOUNT NO. 51 (POOLED) UNIT VALUES


                                            ALLIANCE     ALLIANCE
                               ALLIANCE   CONSERVATIVE    GROWTH
                                GLOBAL     INVESTORS     INVESTORS
                                 FUND         FUND         FUND
                             ---------- -------------- -----------
Unit Value as of:
 December 31, 1993...........   $11.05       $10.22       $10.49
 December 31, 1994...........   $11.45       $ 9.62       $ 9.98
 December 31, 1995 ..........   $13.38       $11.39       $12.40
 December 31, 1996 ..........   $15.11       $11.81       $13.76
Number of Units Outstanding
 at December 31, 1996
 (000's) ....................      615          848          290



                         PART III: INVESTMENT OPTIONS

Currently nine INVESTMENT OPTIONS are available under the Program. Six Options are Funds--the Alliance Growth Equity Fund, the Alliance Aggressive Equity Fund, the Alliance Balanced Fund, the Alliance Global Fund and two Asset Allocation Options--the Alliance Conservative Investors Fund and the Alliance Growth Investors Fund. The Alliance Growth Equity, Aggressive Equity, Balanced, Global, Conservative Investors and Growth Investors Funds were formerly known as the Growth Equity, Aggressive Equity, Balanced, Global, Conservative Investors and Growth Investors Funds, respectively. The Funds' objectives, policies and risks have remained the same. Three Options are General Account Options--two Guaranteed Rate Accounts and the Money Market Guarantee Account. AS OF AUGUST 1, 1997, FOUR ADDITIONAL FUNDS WILL BE AVAILABLE--MFS RESEARCH, WARBURG PINCUS SMALL COMPANY VALUE, T. ROWE PRICE EQUITY INCOME AND MERRILL LYNCH WORLD STRATEGY.


THE FUNDS


Each of the Funds has a different investment objective that it seeks to achieve by following specific investment policies. We do not anticipate that the investment objective of any of the Funds will change. We do, however, have the right to change the investment objectives of the Alliance Growth Equity, Aggressive Equity and Balanced Funds, subject to the approval of the New York State Insurance Department. The investment objectives of the Alliance Global, Conservative Investors and Growth Investors Funds can only be changed by a majority vote of the shareholders of the corresponding Portfolios of The Hudson River Trust. See Voting Rights under Part V:
Equitable Life and the Investment Managers below. None of the investment objectives and policies of the MFS Research, Warburg Pincus Small Company Value, T. Rowe Price Equity Income and Merrill Lynch World Strategy Funds of the EQ Advisors Trust are fundamental and may be changed by the Board of Trustees of the EQ Advisors Trust without the approval of shareholders. THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVES OF ANY OF THE FUNDS WILL BE MET OR THAT THE RISK TO PRINCIPAL OR VOLATILITY OF RETURN WILL BE AS INDICATED. See Risks and Investment Techniques below.

THE ALLIANCE GROWTH EQUITY FUND

OBJECTIVE. The Alliance Growth Equity Fund seeks to achieve long-term growth of capital by investing in the securities of carefully selected companies we believe will share in the growth of our nation's economy--and those of other leading industrialized countries--over a long period. The Alliance Growth Equity Fund invests in securities of companies of any capitalization but is generally invested primarily in securities of intermediate to large sized companies.

INVESTMENT POLICIES. The Alliance Growth Equity Fund invests primarily in common stocks. Smaller amounts may be invested in other equity-type securities, such as convertible preferred stocks or convertible debt instruments. The Alliance Growth Equity Fund may use its assets to make non-equity investments. These could include non-participating and non-convertible preferred stocks, bonds and debentures. Some non-equity investments may carry certain equity features such as conversion or exchange rights or warrants for the acquisition of stocks of the same or different issuers or participation based on revenues, sales or profits. If, in light of economic conditions and the general level of stock prices, it appears that the Fund's investment objective will not be met by buying equities and equity type securities, non-equity investment may be substantial. The Fund may invest up to 10% of its total assets in restricted securities.

The Alliance Growth Equity Fund may make temporary investments in government obligations, short-term commercial paper and other money market instruments, either directly or through our Separate Account No. 2A. While equity investments will be made primarily in securities of United States companies or foreign companies doing substantial business in the United States, up to 15% of the value of the Fund's assets may be invested in the securities of established foreign companies without substantial business in the United States. See Risks and Investment Techniques below for more information on restricted securities, Separate Account No. 2A, securities of medium and smaller sized companies, foreign securities, investment concentration, money market investments and convertible securities.

THE ALLIANCE AGGRESSIVE EQUITY FUND

OBJECTIVE. The Alliance Aggressive Equity Fund seeks to achieve long-term capital growth, consistent with investment quality. The Fund will attempt to achieve this objective by investing primarily in securities of medium and smaller sized companies (with capitalization generally between $50 million and $1.5 billion) which we believe have greater growth potential than larger companies.

INVESTMENT POLICIES. Most of the time, the Alliance Aggressive Equity Fund will invest primarily in common stocks of medium and smaller sized companies. The Fund may also invest in securities not generally defined as growth stocks, but with unusual value or earnings potential. For example, opportunities for capital growth exist from time to time in what are believed to be cyclical industries, companies whose securities are temporarily undervalued, special situations, younger but not widely known companies and companies doing business in countries whose economies are expanding. The Alliance Aggressive Equity Fund may invest in foreign companies without substantial business in the United States. Industry diversification is not an objective of the Alliance Aggressive Equity Fund and it may at times be less diversified than a traditional equity portfolio. Some other equity-type investments may also be made. The Fund may also invest in short-term debt securities such as corporate notes, and temporary money market investments, including our Separate Account No. 2A. Additionally, the Fund may invest up to 10% of its total assets in restricted securities.

See Risks and Investment Techniques below for more information on foreign securities, restricted securities, securities of medium and smaller sized companies and money market investments. This Fund may hold investments with greater growth potential and greater risks than those investments held by the Alliance Growth Equity and Balanced Funds. Due to this Fund's aggressive investment policies and less diversified investments, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.

THE ALLIANCE BALANCED FUND

OBJECTIVE. The Alliance Balanced Fund's investment objective is to achieve both appreciation of capital and current income by investments in a diversified portfolio of common stocks, other equity-type securities and longer-term fixed income securities and current income by investments in publicly traded debt securities and short-term money market instruments. The investment mix is determined by the portfolio manager.

INVESTMENT POLICIES. It is anticipated that we will vary the portion of the Alliance Balanced Fund's assets invested in each type of security in accordance with our evaluation of economic conditions, the general level of common stock prices, anticipated interest rates and other relevant considerations, including our assessment of the risks associated with each investment medium. The Fund is subject to the risk that we may incorrectly predict changes in the relative values of the stock and bond markets. In general, equity securities will comprise the greatest portion of the Balanced Fund's assets. At the years ended December 31, 1987 through 1996, the percentage of the Alliance Balanced Fund's assets invested in equity securities (including equity-type securities such as convertible preferred stocks or convertible debt instruments) has ranged from 43% to 86%. The Fund's non-money market debt securities will consist primarily of publicly-traded securities issued or guaranteed by the United States Government or its agencies or instrumentalities and corporate fixed income securities, including, but not limited to, bank obligations, notes, asset-backed securities, mortgage pass-through obligations, collateralized mortgage obligations, zero coupon bonds, and preferred stock. The Alliance Balanced Fund may also buy debt securities with equity features such as conversion or exchange rights or warrants for the acquisition of stock or participations based on revenues, sales or profits. All non-money market debt securities will be investment grade, at the time of acquisition, i.e., rated BBB or higher by Standard & Poor's Corporation (S&P) or Baa or higher by Moody's Investors Services, Inc. (Moody's) or, if unrated, will be of comparable investment quality. The average maturity of the debt securities held by the Alliance Balanced Fund will vary according to market conditions and the stage of interest rate cycles. The Alliance Balanced Fund may also realize gains on debt securities when such actions are considered advantageous in light of existing market conditions. The Fund may invest up to 10% of its total assets in restricted securities and may invest in foreign companies without substantial business in the United States. The Alliance Balanced Fund may invest in money market securities through our Separate Account No. 2A or directly. The Alliance Balanced Fund may invest in put and call options and trade in stock index or interest rate futures for hedging purposes only. In option transactions, the economic benefit will be offset by the cost of the option, while any loss would be limited to such cost. The Fund also enters into hedging transactions. These transactions are undertaken only when any required regulatory procedures have been completed and when economic and market conditions indicate that such transactions would serve the best interests of the Fund.

See Risks and Investment Techniques below for more information on foreign securities, restricted securities, securities of medium and smaller sized companies, debt instruments issued by Schedule B Banks, hedging transactions, money market investments and convertible securities.

THE HUDSON RIVER TRUST

The Hudson River Trust is an open-end, diversified management investment company, more commonly called a mutual fund. As a "series" type of mutual fund, it includes various Portfolios, three of which are offered through this Program. The Hudson River Trust commenced operations in January 1987. The Hudson River Trust does not impose a sales charge or "load" for buying and selling its shares. All dividend distributions from The Hudson River Trust are reinvested in the Portfolio to which they relate. The Alliance Global, Conservative Investors and Growth Investors Funds invest in corresponding Portfolios of The Hudson River Trust.

The Hudson River Trust prospectus accompanying this prospectus contains information about the objectives, investment policies and special risks of the Alliance Global, Conservative Investors and Growth Investors Portfolios. YOU SHOULD CAREFULLY READ THE HUDSON RIVER TRUST PROSPECTUS BEFORE YOU ALLOCATE CONTRIBUTIONS OR TRANSFER AMOUNTS TO THE ALLIANCE GLOBAL, CONSERVATIVE INVESTORS OR GROWTH INVESTORS FUNDS.

ALLIANCE GLOBAL FUND OBJECTIVE. The Alliance Global Fund seeks to achieve long-term growth of capital by investing primarily in equity securities of non-United States as well as United States companies.

ALLIANCE CONSERVATIVE INVESTORS FUND OBJECTIVE. The Alliance Conservative Investors Fund seeks to achieve high total return without, in the Fund adviser's opinion, undue risk to principal. The Fund invests in a diversified mix of publicly-traded, fixed income and equity securities. Asset mix and security selection are primarily based upon factors expected to reduce risk.

ALLIANCE GROWTH INVESTORS FUND OBJECTIVE. The objective of the Alliance Growth Investors Fund is high total return consistent with the Fund adviser's determination of reasonable risk. The Fund invests in a diversified mix of publicly-traded, fixed income and equity securities. Asset mix and security selection are based upon factors expected to increase the possibility of high long-term return.

THE EQ ADVISORS TRUST

The EQ Advisors Trust is a registered open-end management investment company that offers a selection of professionally managed investment portfolios. The EQ Advisors Trust commenced operations on May 1, 1997. As a "series" type of mutual fund, the Trust issues shares of beneficial interest that are currently divided among twelve Portfolios. Each Portfolio is a separate series of the Trust with its own objective and policies. All of the Portfolios, except for the Merrill Lynch World Strategy Portfolio, are diversified for 1940 Act purposes. The EQ Advisors Trust does not impose sales charges or "loads" for buying and selling their shares. The Trustees of the Trust may establish additional Portfolios at any time.

The EQ Advisors Trust prospectus accompanying this prospectus contains information about the objectives, investment policies and special risks of the MFS Research, Warburg Pincus Small Company Value, T. Rowe Price Equity Income and Merrill Lynch World Strategy Portfolios. YOU SHOULD CAREFULLY READ THE EQ ADVISORS TRUST PROSPECTUS BEFORE YOU ALLOCATE CONTRIBUTIONS OR TRANSFER AMOUNTS TO THESE FUNDS.

MFS RESEARCH FUND OBJECTIVE. The MFS Research Fund seeks to provide long-term growth of capital and future income by investing a substantial portion of its assets in common stock or securities convertible into common stock of companies believed by the adviser to possess better than average prospects for long-term growth.

WARBURG PINCUS SMALL COMPANY VALUE FUND OBJECTIVE. The Warburg Pincus Small Company Value Fund seeks long-term capital appreciation by investing primarily in a portfolio of equity securities of small capitalization companies (companies having market capitalizations of $1 billion or less at the time of initial purchase) that the adviser considers to be relatively undervalued. Current income is a secondary consideration in selecting portfolio investments.

T. ROWE PRICE EQUITY INCOME FUND OBJECTIVE. The T. Rowe Price Equity Income Fund seeks to provide substantial dividend income and also capital appreciation by investing primarily in dividend paying common stocks of established companies. Total return will consist primarily of dividend income and secondarily of capital appreciation (or depreciation).

MERRILL LYNCH WORLD STRATEGY FUND OBJECTIVE. The Merrill Lynch World Strategy Fund seeks a high total return by investing primarily in equity and fixed income securities, including convertible securities of U.S. and foreign issuers. Total investment return consists of interest, dividends, discount accrual and capital changes, including changes in the value of non-dollar denominated securities and other assets and liabilities resulting from currency fluctuations. Investing in foreign securities involves special considerations. The Portfolio may employ a variety of instruments and techniques to enhance income and to hedge against market and currency risk.


RISKS AND INVESTMENT TECHNIQUES


You should be aware that any investment in securities carries with it a risk of loss. The different investment objectives and policies of each Fund may affect the return of each Fund. Additionally, there are market and financial risks inherent in any securities investment. By market risks, we mean factors which do not necessarily relate to a particular issuer but which affect the way markets, and securities within those markets, perform. We sometimes describe market risk in terms of volatility, that is, the range and frequency of market value changes. Market risks include such things as changes in interest rates, general economic conditions and investor perceptions regarding the value of debt and equity securities. By financial risks we mean factors associated with a particular issuer which may affect the price of its securities, such as its competitive posture, its earnings and its ability to meet its debt obligations. The risk factors and investment techniques associated with the Alliance Growth Equity, Aggressive Equity and Balanced Funds are stated below. See The Hudson River Trust prospectus for risk factors and investment techniques associated with an investment in the Alliance Global, Conservative Investors and Growth Investors Funds. See the EQ Advisors Trust prospectus for risks and factors and investment techniques associated with an investment in the MFS Research, Warburg Pincus Small Company Value, T. Rowe Price Equity Income and Merrill Lynch World Strategy Funds.

Mortgage Pass-Through Securities--The Alliance Balanced Fund may invest in mortgage pass-through securities, which are securities representing interests in pools of mortgages. Principal and interest payments made on the mortgages in the pools are passed through to the holder of such securities.

Collateralized Mortgage Obligations--The Alliance Balanced Fund may invest in collateralized mortgage obligations (CM0s). CMOs are debt securities collateralized by underlying mortgage loans or pools of mortgage pass-through securities and are generally issued by limited purpose finance subsidiaries of U.S. Government instrumentalities. CMOs are not, however, mortgage pass-through securities. Investors in CMOs are not owners of the underlying mortgages, but are simply owners of a debt security backed by such pledged assets.

Asset-Backed Securities--The Alliance Balanced Fund may purchase asset-backed securities that represent either fractional interests or participation in pools of leases, retail installment loans or revolving credit receivables held by a trust or limited purpose finance subsidiary. Such asset-backed securities may be secured by the underlying assets or may be unsecured.

The Alliance Balanced Fund may invest in other asset-backed securities that may be developed in the future.

Yankee Securities--The Alliance Balanced Fund may invest in Yankee securities. Yankee securities are non-U.S. issuers that issue debt securities that are denominated in U.S. dollars.

Zero-Coupon Bonds--The Alliance Balanced Fund may invest in zero-coupon bonds. Such bonds may be issued directly by agencies and instrumentalities of the U.S. Government or by private corporations. Zero-coupon bonds do not make regular interest payments. Instead, they are sold at a deep discount from their face value. As a result, their price can be very volatile when interest rates change.

Repurchase Agreements--In repurchase agreements, the Alliance Balanced Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a future date. During the term of the repurchase agreement the Balanced Fund retains the securities subject to the repurchase agreement as collateral. Such transactions afford an opportunity for the Fund to earn a fixed rate of return on available cash at minimal market risk, although the Fund may be subject to various delays and risks or loss if the seller is unable to meet its obligation to repurchase.

Foreign Currency Forward Contracts--The Alliance Balanced Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a price set at the time of the contract. The Fund will enter into such forward contracts for hedging purposes only.

Debt Securities Subject to Prepayment Risks--Mortgage pass-through securities and certain collateralized mortgage obligations, asset-backed securities and other debt instruments in which the Alliance Balanced Fund may invest are subject to prepayments prior to their stated maturity. It is usually not possible to accurately predict the rate at which prepayments will be made, which rate may be affected, among other things, by changes in generally prevailing market interest rates. If prepayments occur, the Fund suffers the risk that it will not be able to reinvest the proceeds at as high a rate of interest as it had previously been receiving. Also, the Fund will incur a loss to the extent that prepayments are made for an amount that is less than the value at which the security was then being carried by the fund. Moreover, securities that may be prepaid tend to increase in value less during times of declining interest rates, and to decrease in value more during times of increasing interest rates, than do securities that are not subject to prepayment.

When-Issued and Delayed Delivery Securities--The Alliance Balanced Fund may purchase and sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. However, the market value of such securities at the time of settlement may be more or less than the purchase price then payable. The Fund will sell on a forward settlement basis only securities it owns or has the right to acquire.

Foreign Securities--The Alliance Growth Equity, Aggressive Equity and Balanced Funds may make a limited portion of their investments in the securities of established foreign companies which do not do substantial business in the United States. For many foreign securities, there are dollar-denominated American Depository Receipts (ADRs), which are traded in the United States on exchanges or over-the-counter, and are issued by domestic banks. The Funds may invest in foreign securities directly and through ADRs and may hold some foreign securities outside of the U.S. ADRs do not lessen the foreign exchange risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the Funds will avoid currency risks during the settlement period for either purchases or sales. Foreign investments may involve risks not present in domestic investments, such as changes in the political or economic climate of countries in which companies do business. Foreign securities may be less liquid or subject to greater price volatility than securities of domestic issuers, and foreign accounting, auditing and disclosure standards may differ from domestic standards. There may be less regulation in foreign countries of stock exchanges, brokers, banks, and listed companies than in the United States. The value of foreign investments may rise or fall because of changes in currency exchange rates or exchange controls.


Restricted Securities--The Alliance Growth Equity, Aggressive Equity and Balanced Funds may make investments in restricted securities. Restricted securities are generally less liquid than registered securities and market quotations for such securities may not be readily available. The Funds may not be able to sell restricted securities except pursuant to registration under applicable Federal and State securities laws or pursuant to Securities and Exchange Commission rules which limit their sale to certain purchasers and may require that they be held by the Funds for a specified period of time prior to resale. Because of these restrictions, at times the Funds may not be readily able to sell them at fair market value.

Securities of Medium and Smaller Sized Companies--The Alliance Aggressive Equity Fund invests primarily in the securities of medium and smaller sized companies, although the Alliance Growth Equity and Balanced Funds may also make these investments. Medium and smaller sized companies may be dependent on the performance of only one or two products. Such companies may be vulnerable to competition from larger companies with greater resources and to economic conditions affecting their market sector. Therefore, consistent earnings may not be as likely in small companies as in large companies. Such companies may also be more dependent on access to equity markets to raise capital than larger companies with greater ability to support debt. Small and intermediate sized companies may be new, without long business or management histories, and perceived by the market as unproven. Their securities may be held primarily by insiders or institutional investors, which may have an impact on marketability. The price of these stocks may rise and fall more frequently and to a greater extent than the overall market.

Investment Concentration--From time to time, the equity holdings in the Alliance Growth Equity Fund may be concentrated in the securities of a relatively small number of issuers. In no event will an investment be made for the Fund in the securities of one issuer if such investment would cause more than 10% of the book value of the Alliance Growth Equity Fund to be invested in the securities of such issuer, and no investment will be made for the Fund if such investment would cause more than 40% of the book value of the Fund to be invested in the securities of four or fewer issuers. This strategy of investment concentration may increase an investor's risk of loss in the event of a decline in the value of one of these securities. As of December 31, 1996, 28.6% (of market value) of the Alliance Growth Equity Fund was held in the stocks of four issuers. See Separate Account No. 4 (Pooled) Statement of Investments and Net Assets in the SAI.

Debt Instruments Issued by Schedule B Banks--The Alliance Balanced Fund may invest in debt instruments issued by Schedule B Banks, which are foreign branches of United States banks. Schedule B Banks are not required to maintain the same financial reserves which are required of United States banks, but Schedule B Bank certificates of deposit are fully guaranteed by the U.S. parent of the issuing bank. Debt instruments issued by Schedule B Banks may include certificates of deposit and time deposits of London branches of United States banks ("Eurodollars"). Eurodollar investments are subject to the types of risks associated with foreign securities. London branches of the United States banks have extensive government regulation which may limit both the amount and the type of loans and interest rates. In addition, the banking industry's profitability is closely linked to prevailing money market conditions for financing lending operations. Both general economic conditions and credit risks play an important part in the operations of the banking industry. United States banks are required to maintain reserves, are limited in how much they can loan to a single borrower and are subject to other regulations to promote financial soundness. Not all of these laws and regulations apply to foreign branches of United States banks.

Hedging Transactions--The Alliance Balanced Fund may engage in hedging transactions which are designed to protect against anticipated adverse price movements in securities owned or intended to be purchased by the Fund. When interest rates go up, the market value of outstanding debt securities declines and vice versa. In recent years the volatility of the market for debt securities has increased significantly, and market prices of longer-term obligations have been subject to wide fluctuations, particularly as contrasted with those of short-term instruments. The Fund will take certain risks into consideration when determining which, if any, options or financial futures contracts it will use. If the price movements of hedged portfolio securities are in fact favorable to the Fund, the hedging transactions will tend to reduce and may eliminate the economic benefit to the Fund which otherwise would result. Also, the price movements of options and futures used for hedging purposes may not correlate as anticipated with price movements of the securities being hedged. This can make a hedge transaction less effective than anticipated and could result in a loss. The options and futures markets can sometimes become illiquid and the exchanges on which such instruments are traded may impose trading halts or delays on the exercise of options and liquidation of futures positions in certain circumstances. This could in some cases operate to the Fund's detriment.

Money Market Investments--The Alliance Growth Equity, Aggressive Equity and Balanced Funds may make temporary investments in government obligations, short-term commercial paper and other money market instruments. They may buy these directly or acquire units in our Separate Account No. 2A. Separate Account No. 2A provides an efficient means for certain of our other separate accounts to invest cash positions on a pooled basis at no additional costs. Separate Account No. 2A seeks to obtain a high level of current income, preserve its assets and maintain liquidity. It invests only in short-term securities which mature in 60 days or less from the date of purchase or which are subject to repurchase agreements requiring repurchases in 60 days or less. Units in Separate Account No. 2A are not registered under the 1933 Act.


The kinds of direct investments the Funds make in money market instruments will be payable only in United States dollars and will consist principally of securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities, negotiable certificates of deposit, bankers' acceptances or bank time deposits, repurchase agreements (covering securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities, certificates of deposit or bankers' acceptances), commercial paper that is rated Prime-1 by Moody's Investors Service ("Moody's") or A-1 or A-1 Plus by Standard & Poor's Corporation ("S&P"), unrated commercial paper, master demand notes or variable amount floating rate notes of any issuer that has an outstanding issue of unsecured debt that is currently rated Aa or better by Moody's or AA or better by S&P, and any debt securities issued or guaranteed by an issuer, which is currently rated Aa or better by Moody's or AA or better by S&P, with less than one year to maturity. Such investments may include Eurodollars, certificates of deposit and commercial paper issued by Schedule B Banks.


Convertible Securities--The Alliance Growth Equity, Aggressive Equity and Balanced Funds may invest in convertible preferred stocks or convertible debt instruments. Convertible securities contain both debt and equity features. Because of their debt element, they may provide some protection when stock prices decline. Nevertheless, convertible securities may lose significant value in periods of extreme market volatility.


THE GENERAL ACCOUNT OPTIONS

Contributions to the General Account Options become part of our general account, which supports all of our insurance and annuity guarantees as well as our general obligations. The general account, as part of our insurance and annuity operations, is subject to regulation and supervision by the Insurance Department of the State of New

York and to insurance laws and regulations of all jurisdictions in which we are authorized to do business. Because of applicable exemptive and exclusionary provisions, interests in the general account have not been registered under the 1933 Act, nor is the general account an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to regulation under the 1933 Act or the 1940 Act, and we have been advised that the staff of the Securities and Exchange Commission has not made a review of the disclosures which are included in this prospectus for your information and which relate to the general account and the General Account Options. These disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


GUARANTEED RATE ACCOUNTS

THE GUARANTEES. Contributions to the Guaranteed Rate Accounts (GRAs) are credited until maturity with the interest rate in effect on the date of receipt. The rate is expressed as an effective annual rate, reflecting daily compounding and the deduction of asset-based fees. GRAs with maturities of approximately three and approximately five years are available under the Program. AMOUNTS ALLOCATED TO A GRA MAY GENERALLY NOT BE REMOVED PRIOR TO MATURITY.

New guaranteed rates are offered each Wednesday and are available for a seven-day period. Call the AIM System to obtain the current GRA rates. Interest accrues from the day after your contribution or transfer is credited through the maturity date of the GRA, which is either approximately three or approximately five years from the end of the seven-day offering period. We guarantee the amount of your contributions and the interest credited, subject to any penalties applicable upon premature withdrawal. See Premature Withdrawals and Transfers from a GRA in the SAI for a description of such penalties and when they apply. For a discussion of maturing GRAs, see Maturing GRAs in the SAI.

PREMATURE WITHDRAWALS AND TRANSFERS

o You may not transfer from one GRA to another or from a GRA to another Investment Option except at maturity.

o You may transfer other amounts at any time to a GRA at the current guaranteed rate.

o Withdrawals may be made from a GRA before maturity if: you are disabled; you attain age 70 1/2; you die; or you are not self-employed and your employment is terminated.

o You may not remove GRA funds before maturity to take a loan, hardship or other in-service withdrawal, as a result of a trustee-to-trustee transfer, or to receive benefits from a terminated plan.

o Certain other withdrawals prior to maturity are permitted, but may be subject to penalty. See Procedures for Withdrawals, Distributions and Transfers from a GRA in the SAI.

MONEY MARKET GUARANTEE ACCOUNT


THE GUARANTEES. All amounts held in the Money Market Guarantee Account are credited with the same rate of interest. The rate changes monthly and is expressed as an effective annual rate, reflecting daily compounding and the deduction of asset-based fees and charges. The rate will approximate current market rates for money market mutual funds minus these fees. Call the AIM System to obtain the current monthly rate. On January 1 each year we set an annual minimum rate for this Account. The minimum guaranteed interest rate for 1997 is 2.5% (before fees).

CONTRIBUTIONS. Contributions may be made at any time and will earn the current rate from the day after the contribution is credited through the end of the month or, if earlier, the day of withdrawal or transfer. Balances in the Account at the end of the month automatically begin receiving interest at the new rate until transferred or withdrawn. We guarantee the amount of your contributions and the interest credited.

DISTRIBUTIONS AND TRANSFERS. Distributions, withdrawals and transfers may be made at any time assuming your employer's plan permits.

                          PART IV: FUND PERFORMANCE

The following tables provide a historical view of investment performance. The information presented includes performance results for each Fund, along with data representing unmanaged market indices.

UNMANAGED MARKET INDICES

Benchmark indices, while providing a broader perspective on relative performance, are only a tool for comparison. At any time, the composition of a Fund will differ from the benchmarks presented. Also, performance data for the unmanaged market indices do not reflect any deductions for investment advisory, brokerage or other expenses of the type typically associated with an actively managed fund. This effectively overstates the rate of return of the market indices relative to that which would be available to a typical investor, and limits the usefulness of these indices in assessing the performance of the Funds. Since the Funds do not distribute dividends or interest, the market indices have been adjusted to reflect reinvestment of dividends and interest to provide comparability.

STANDARD AND POOR'S 500 INDEX (S&P 500)--an unmanaged weighted index of the securities of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market.


STANDARD & POOR'S MIDCAP 400 (TOTAL RETURN) INDEX (S&P MIDCAP TR)--an unmanaged market-weighted index with each stock affecting the index in proportion to its market value. It consists of 400 domestic stocks chosen for market size (median market capitalization falls in the $200 million to $5 billion range), liquidity, and industry group representation.


CONSUMER PRICE INDEX (URBAN CONSUMERS--NOT SEASONALLY ADJUSTED)(CPI)--an index of inflation.


LEHMAN AGGREGATE INDEX--an unmanaged bond index which includes fixed rate debt issues rated investment grade or higher by Moody's Investors Service, Standard and Poor's Corporation, or Fitch Investor's Service, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. Government issues and $50 million for all others.


LEHMAN GOVERNMENT/CORPORATE BOND INDEX (LEHMAN)--an unmanaged index widely regarded by investors as representative of the bond market.


LEHMAN TREASURY BOND INDEX (LEHMAN TREASURY)--an unmanaged bond index which includes all public obligations of the U.S. Treasury (excluding foreign targeted issues).

MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX (MSCI WORLD)--an arithmetical average weighted by market value of the performance of 1,520 companies listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East.


HOW PERFORMANCE DATA ARE PRESENTED


The following tables show Fund performance on several different bases: annual percent changes in Fund Unit Values, average annual rates of return and the total value as of December 31, 1996 of a $10,000 investment made on January 1, 1987. The Fund performance shown may not represent your actual experience; nor does it reflect the effect of the record maintenance and report or enrollment fees. The average annual rates of return are time-weighted, assume an investment at the beginning of each period, and include the reinvestment of investment income.

The Alliance Global, Conservative Investors and Growth Investors Funds became available under the Program on July 1, 1993. The performance figures prior to that date for these Funds reflect (1) hypothetical performance based on the actual performance of the Alliance Global, Conservative Investors and Growth Investors Portfolios, respectively, from the date each commenced operations and (2) the deduction of the Program Expense Charge, the financial accounting fee and the daily accrual of direct expenses attributable to the Alliance Growth Equity Fund. After July 1, 1993, they reflect actual performance and, for 1993, annualized actual expenses. See Part VII: Deductions and Charges.

No performance is provided for the MFS Research, Warburg Pincus Small Company Value, T. Rowe Price Equity Income and Merrill Lynch World Strategy Funds. See the EQ Advisors Trust Prospectus, which accompanies this prospectus for additional performance information.

------------------------------------------------
      PERCENT CHANGES IN FUND UNIT VALUES*
------------------------------------------------
ANNUAL PERIOD ENDING
 LAST BUSINESS DAY OF     1987   1988    1989
------------------------- ------ ------- -------
FUND
------------------------- ------ ------- -------
Alliance Growth Equity       4.0%  15.5%   43.0%
------------------------- ------ ------- -------
Alliance Aggressive
 Equity                     -4.0    0.7    45.2
------------------------- ------ ------- -------
Alliance Balanced           -6.9   13.4    24.9
------------------------- ------ ------- -------
Alliance Global               --    9.3    25.4
------------------------- ------ ------- -------
Alliance Conservative
 Investors                    --     --     1.7
------------------------- ------ ------- -------
Alliance Growth Investors     --     --     2.6
------------------------- ------ ------- -------

------------------------- ------ ------- -------
COMPARATIVE INDICES         1987   1988    1989
------------------------- ------ ------- -------
S&P 500                      5.3%  16.6%   31.7%
------------------------- ------ ------- -------
S&P Midcap TR               -2.0   20.9    35.6
------------------------- ------ ------- -------
S&P 500/Lehman Aggregate
 (50%/50%)                   4.0   12.2    23.1
------------------------- ------ ------- -------
MSCI World                  16.2   23.3    16.6
------------------------- ------ ------- -------
S&P 500/Lehman Treasury
 (30%/70%)                   3.0    9.9    19.6
------------------------- ------ ------- -------
S&P 500/Lehman (70%/30%)     4.0   13.9    26.5
------------------------- ------ ------- -------
CPI                          4.4    4.4     4.6
------------------------- ------ ------- -------


                    (RESTUBBED TABLE CONTINUED FROM ABOVE)


---------------------------------------------------------------------------------
                       PERCENT CHANGES IN FUND UNIT VALUES*
---------------------------------------------------------------------------------
ANNUAL PERIOD ENDING
 LAST BUSINESS DAY OF     1990     1991    1992   1993    1994    1995    1996
------------------------- -------- ------- ------ ------- ------- ------- -------
FUND
------------------------- -------- ------- ------ ------- ------- ------- -------
Alliance Growth Equity      -12.3%   50.4%    0.1%  18.0%   -2.8%   30.3%   16.4%
------------------------- -------- ------- ------ ------- ------- ------- -------
Alliance Aggressive
 Equity                       7.5    85.1    -4.2   13.1    -5.1    29.6    20.9
------------------------- -------- ------- ------ ------- ------- ------- -------
Alliance Balanced            -1.9    39.7    -3.9   10.8    -9.2    18.9    10.0
------------------------- -------- ------- ------ ------- ------- ------- -------
Alliance Global              -7.4    29.1    -1.9   30.8     3.6    16.8    12.9
------------------------- -------- ------- ------ ------- ------- ------- -------
Alliance Conservative
 Investors                    5.0    18.4     4.3    9.4    -5.9    18.3     3.7
------------------------- -------- ------- ------ ------- ------- ------- -------
Alliance Growth Investors     9.4    47.3     3.5   13.9    -4.8    24.2    11.0
------------------------- -------- ------- ------ ------- ------- ------- -------

------------------------- -------- ------- ------ ------- ------- ------- -------
COMPARATIVE INDICES          1990    1991    1992   1993    1994    1995    1996
------------------------- -------- ------- ------ ------- ------- ------- -------
S&P 500                      -3.1%   30.5%    7.6%  10.0%    1.3%   37.5%   23.0%
------------------------- -------- ------- ------ ------- ------- ------- -------
S&P Midcap TR                -5.1    50.1    11.9   13.9    -3.6    30.9    19.2
------------------------- -------- ------- ------ ------- ------- ------- -------
S&P 500/Lehman Aggregate
 (50%/50%)                    2.9    23.2     7.5    9.9    -0.8    28.0    13.3
------------------------- -------- ------- ------ ------- ------- ------- -------
MSCI World                  -17.0    18.3    -5.2   22.5     5.1    20.7    13.5
------------------------- -------- ------- ------ ------- ------- ------- -------
S&P 500/Lehman Treasury
 (30%/70%)                    5.1    19.9     7.3   10.5    -2.0    24.1     8.8
------------------------- -------- ------- ------ ------- ------- ------- -------
S&P 500/Lehman (70%/30%)      0.3    26.2     7.6   10.3    -0.1    32.1    16.9
------------------------- -------- ------- ------ ------- ------- ------- -------
CPI                           6.2     3.0     2.9    2.7     2.7     2.9     3.3
------------------------- -------- ------- ------ ------- ------- ------- -------



------------------------------------------------------------------------------------
                  AVERAGE ANNUAL RATES OF RETURN--DECEMBER 31, 1996*
------------------------------------------------------------------------------------
                FUND                 10 YEARS   5 YEARS   3 YEARS   2 YEARS   1 YEAR
---------------------------------- ---------- --------- --------- --------- --------
Alliance Growth Equity                 14.7%     11.7%     13.8%     23.1%     16.4%
---------------------------------- ---------- --------- --------- --------- --------
Alliance Aggressive Equity             16.2      10.0      14.1      25.2      20.9
---------------------------------- ---------- --------- --------- --------- --------
Alliance Balanced                       8.6       4.8       5.9      14.4      10.0
---------------------------------- ---------- --------- --------- --------- --------
Alliance Global                          --      11.9      11.0      14.9      12.9
---------------------------------- ---------- --------- --------- --------- --------
Alliance Conservative Investors          --       5.6       4.9      10.8       3.7
---------------------------------- ---------- --------- --------- --------- --------
Alliance Growth Investors                --       9.1       9.5      17.4      11.0
---------------------------------- ---------- --------- --------- --------- --------

---------------------------------- ---------- --------- --------- --------- --------
COMPARATIVE INDICES                  10 YEARS   5 YEARS   3 YEARS   2 YEARS   1 YEAR
---------------------------------- ---------- --------- --------- --------- --------
S&P 500                                15.3%     15.2%     19.7%     30.0%     23.0%
---------------------------------- ---------- --------- --------- --------- --------
S&P Midcap TR                          15.9      13.9      14.6      24.9      19.2
---------------------------------- ---------- --------- --------- --------- --------
S&P 500/Lehman Aggregate (50%/50%)     12.3      11.4      13.3      20.8      13.3
---------------------------------- ---------- --------- --------- --------- --------
MSCI World                             10.6      10.8      12.9      17.0      13.5
---------------------------------- ---------- --------- --------- --------- --------
S&P 500/Lehman Treasury (30%/70%)      10.7       9.6      10.1      16.5       8.8
---------------------------------- ---------- --------- --------- --------- --------
S&P 500/Lehman (70%/30%)               13.6      13.0      15.8      24.6      16.9
---------------------------------- ---------- --------- --------- --------- --------
CPI                                    3.7        2.8       2.8       2.9      3.3
---------------------------------- ---------- --------- --------- --------- --------



* Hypothetical performance is shown in italics.

  PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE. NO PROVISIONS
      HAVE BEEN MADE FOR THE EFFECT OF TAXES ON INCOME AND GAINS OR UPON
                                DISTRIBUTION.

Although historical percentage change data is valuable in evaluating fund performance, it is often easier to understand the information in more graphic examples. One approach to this is the use of "mountain charts." Mountain charts, such as the ones below illustrate the growth of a hypothetical investment over time for each of the Funds. Each chart illustrates the growth through December 31, 1996 of an investment of $10,000 made on January 1, 1987. The mountain charts for the Alliance Global, Alliance Conservative Investors and Alliance Growth Investors Funds illustrate the Funds' annual rates of return and the total value as of December 31, 1996 of a $10,000 investment made on January 1, 1988, January 1, 1989 and January 1, 1989, respectively.(a) No charts have been provided for the MFS Research, Warburg Pincus Small Company Value, T. Rowe Price Equity Income and Merrill Lynch World Strategy Funds because these Funds were not in existence during these periods.

                     GROWTH OF $10,000 INITIAL INVESTMENT


Growth Equity
12/31/86        12/31/87        12/31/88        12/31/89        12/31/90        12/31/91
$10,000         $10,400         $12,012         $17,177         $15,064         $22,657


                12/31/92        12/31/93        12/31/94        12/31/95        12/31/96
                $22,679         $26,762         $26,012         $33,894         $39,453


Aggressive Equity Fund
12/31/86        12/31/87        12/31/88        12/31/89        12/31/90        12/31/91
$10,000         $9,600          $9,667          $14,037         $15,090         $27,931

                12/31/92        12/31/93        12/31/94        12/31/95        12/31/96
                $26,758         $30,263         $28,719         $37,220         $45,000

Balanced Fund
12/31/86        12/31/87        12/31/88        12/31/89        12/31/90        12/31/91
$10,000         $9,310          $10,558         $13,186         $12,936         $18,071

                12/31/92        12/31/93        12/31/94        12/31/95        12/31/96
                $17,367         $19,242         $17,472         $20,774         $22,851

Global Fund
12/31/86        12/31/87        12/31/88        12/31/89        12/31/90        12/31/91
   --           $10,000         $10,930         $13,706         $12,692         $16,385

                12/31/92        12/31/93        12/31/94        12/31/95        12/31/96
                $16,074         $21,025         $21,782         $25,441         $28,723



                               23


Conservative Investors Fund
12/31/86        12/31/87        12/31/88        12/31/89        12/31/90        12/31/91
   --              --           $10,000         $10,170         $10,679         $12,643

                12/31/92        12/31/93        12/31/94        12/31/95        12/31/96
                $13,187         $14,427         $13,575         $16,060         $16,654

Growth Investors Fund
12/31/86        12/31/87        12/31/88        12/31/89        12/31/90        12/31/91
   --              --           $10,000         $10,260         $11,224         $16,534

                12/31/92        12/31/93        12/31/94        12/31/95        12/31/96
                $17,112         $19,491         $18,555         $23,046         $25,581




(a) The Alliance Growth Equity Fund commenced operations under the NAR Program on January 1, 1968 at a Unit Value of $10.00. The Alliance Aggressive Equity Fund commenced operations on May 1, 1969, on which date the hypothetical Program Unit Value would have been $3.38. The Alliance Balanced Fund commenced operations on June 25, 1979, on which date the hypothetical Program Unit Value would have been $3.68. The Alliance Global, Conservative Investors and Growth Investors Funds became available under the Program on July 1, 1993, each at a Unit Value of $10.00. The underlying Global Portfolio commenced operations on August 27, 1987. The underlying Conservative Investors and Growth Investors Portfolios commenced operations on October 2, 1989.

INVESTMENT OF CONTRIBUTIONS IN THE FUNDS

PURCHASE OF FUND UNITS

Amounts allocated to a Fund are used to purchase Units. Your interest in each Fund is represented by the value of your Units in that Fund. The number of Units you purchase in a Fund is calculated by dividing the amount allocated by the Unit Value calculated as of the close of business on the day your purchase is made. The number of Units credited will not vary because of any subsequent fluctuation in the Unit Value; however, the value of the Unit fluctuates with the investment experience of the Fund. Such experience reflects the investment income and realized and unrealized capital gains and losses of that Fund, and the deductions and charges we make to the Fund.

BUSINESS DAY

A business day is any day both we and the New York Stock Exchange are open. Contributions, transfers, and allocation changes are effective on the business day they are received. Distribution requests are also effective on the business day they are received unless, as in the Master Plans, there are plan provisions to the contrary. However, we may have to delay the processing of any transaction which is not accompanied by a properly completed form or which is not mailed to the correct address. An Account Executive will generally be available to speak with you each business day from 9 a.m. to 5 p.m. eastern time. We may, however, close due to emergency conditions.

HOW WE DETERMINE THE UNIT VALUE


We determine the Unit Value at the end of each business day. The Unit Value for each Fund is determined by first calculating a gross unit value reflecting only investment performance and then adjusting it for Program expenses to obtain the Fund Unit Value. We calculate the gross unit value by multiplying the gross unit value for the preceding business day by the net investment factor for that subsequent business day and, for the Alliance Growth Equity, Aggressive Equity and Balanced Funds, then deducting audit and custodial fees. We calculate the net investment factor as follows:

 o First, we take the value of the Fund's assets at the close of business on the preceding business day.
 o Next, we add the investment income and capital gains, realized and unrealized, that are credited to the assets of the Fund during the business day for which we are calculating the net investment factor.
 o Then we subtract the capital losses, realized and unrealized, charged to the Fund during that business day.
 o Finally, we divide this amount by the value of the Fund's assets at the close of the preceding business day.


The Fund Unit Value is calculated on every business day by multiplying the Fund Unit Value for the last business day of the previous month by the net change factor for that business day. The net change factor for each business day is equal to (a) minus (b) where

 (a) is the gross unit value for that business day divided by the gross unit value for the last business day of the previous month; and

 (b) is the charge to the Fund for that month for the daily accrual of fees and expenses times the number of days since the end of the preceding month.

     For information on the valuation of assets of the Funds, see How We Value the Assets of the Funds in the SAI.


The value of the investments of the Alliance Global, Conservative Investors and Growth Investors Funds in the corresponding Hudson River Trust Portfolios is calculated by multiplying the number of shares held by Separate Account No. 51 in each Portfolio by the net asset value per share of that Portfolio determined as of the close of business on the same day as the respective Unit Values of the Alliance Global, Conservative Investors and Growth Investors Funds are determined.

The value of the investments of the MFS Research, Warburg Pincus Small Company Value, T. Rowe Price Equity Income and Merrill Lynch World Strategy Funds in the corresponding EQ Advisors Trust Portfolios is calculated by multiplying the number of shares held by Separate Account No. 66 in each Portfolio by the net asset value per share of that Portfolio determined as of the close of business on the same day as the respective Unit Values of the MFS Research, Warburg Pincus Small Company Value, T. Rowe Price Equity Income and Merrill Lynch World Strategy Funds are determined.


              PART V: EQUITABLE LIFE AND THE INVESTMENT MANAGERS


EQUITABLE LIFE

Equitable Life is a New York stock life insurance company that has been in business since 1859. For more than 100 years we have been among the largest life insurance companies in the United States. Equitable Life has been selling annuities since the turn of the century. Our Home Office is located at 1290 Avenue of the Americas, New York, New York 10104. We are authorized to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico and the Virgin Islands. We maintain local offices throughout the United States. We are one of the nation's leading pension fund managers.

Equitable Life is a wholly-owned subsidiary of The Equitable Companies Incorporated (the "Holding Company"). The largest stockholder of the Holding Company is AXA-UAP ("AXA"). As of January 1, 1997, AXA beneficially owns 63.8% of the outstanding shares of common stock of the Holding Company (assuming conversion of the convertible preferred stock held by AXA). Under its investment arrangements with Equitable Life and the Holding Company, AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable Life. AXA, a French company, is the holding company for an international group of insurance and related financial service companies.

Equitable Life, the Holding Company and their subsidiaries managed approximately $239.8 billion of assets as of December 31, 1996, including third party assets of approximately $184.8 billion. These assets are primarily managed for retirement and annuity programs for businesses, tax-exempt organizations and individuals. This broad customer base includes nearly half the Fortune 100, more than 42,000 small businesses, state and local retirement funds in more than half the 50 states, approximately 250,000 employees of educational and non-profit institutions, as well as nearly 500,000 individuals. Millions of Americans are covered by Equitable Life's annuity, life, health and pension contracts.


THE SEPARATE ACCOUNTS


Separate accounts are used to fund benefits under group annuity contracts and other agreements for tax-deferred retirement programs we administer. The separate accounts which hold the Alliance Growth Equity, Aggressive Equity and Balanced Funds were established pursuant to the Insurance Law of the State of New York in 1968, 1969 and 1979, respectively. The separate account which holds the Alliance Global, Conservative Investors and Growth Investors Funds was established in 1993. The assets of the separate accounts are our property. However, you have a claim under the group annuity contract equal to the value of your accumulation in each Fund. Income, gains and losses, whether or not realized, from assets allocated to the Funds are, in accordance with the group annuity contract, credited to or charged against the Fund without regard to our other income, gains or losses. The portion of each Fund's assets we hold on your behalf may not be used to satisfy obligations that may arise out of any other business we conduct. We may transfer amounts owed to us, such as fees and expenses, to our general account at any time.

Because of exclusionary provisions, none of the Separate Accounts are subject to regulation under the 1940 Act. However, The Hudson River Trust and EQ Advisors Trust, whose Class IA shares are purchased by Separate Account Nos. 51 and 66, respectively, are registered as open-end management investment companies under the 1940 Act.


INVESTMENT MANAGEMENT OF THE FUNDS


We use the personnel and facilities of Alliance Capital Management L.P. ("Alliance") for portfolio management, securities selection and transaction services in managing the assets of the Funds. Alliance is also the investment adviser of The Hudson River Trust. The Alliance Global, Conservative Investors and Growth Investors Funds are divisions of our Separate Account No. 51 and invest in corresponding Portfolios of The Hudson River Trust.

Alliance is a publicly-traded limited partnership which is indirectly majority-owned by Equitable Life. Equitable Life and Alliance are registered investment advisers under the Investment Advisers Act of 1940. As of December 31, 1996, Alliance had total assets under management of over $182.7 billion. Alliance acts as an investment adviser to various separate accounts and general accounts of Equitable Life and other affiliated insurance companies. Alliance also provides management and consulting services to mutual funds, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. Alliance's main office is located at 1345 Avenue of the Americas, New York, New York 10105.

The EQ Advisors Trust is managed by EQ Financial Consultants, Inc. (The Manager). The Manager has overall responsibility for the general management and administration of the EQ Advisors Trust. The Manager is an investment advisor registered under the Advisers Act. The Manager currently furnishes specialized investment advice to other clients, including individuals, pension and profit sharing plans, trusts, charitable organizations, corporations, and other business entities. The Manager is a Delaware corporation and an indirect, wholly-owned subsidiary of Equitable.

T. Rowe Price Associates, Inc., Massachusetts Financial Services Company, Warburg Pincus Counsellors, Inc. and Merrill Lynch Asset Management, L.P. serve as the investment advisers (each an "EQAT Adviser" and together the "EQAT Advisers") to one or more of the EQ Advisors Trust portfolios. Each EQT Adviser is a well known investment fund manager in the U.S. and/or Europe. Additional information regarding each EQT Adviser appears in the EQ Advisors Trust prospectus, which accompanies this prospectus.

The securities held in the Alliance Growth Equity, Aggressive Equity and Balanced Funds must be authorized or approved by the Investment Committee of our Board of Directors. Subject to the Investment Committee's broad supervisory authority, our investment officers and managers have complete discretion over the assets of these Funds and have been given discretion as to sales and, within specified limits, purchases of stocks, other equity securities and certain debt securities. When an investment opportunity arises that is consistent with the objectives of more than one account, investment opportunities are allocated among accounts in an impartial manner based on certain factors such as investment objective and current investment and cash positions.

We, together with the Holding Company, own 79.9% of the outstanding common stock of Donaldson, Lufkin & Jenrette, Inc. (DLJ). A DLJ subsidiary, Donaldson, Lufkin & Jenrette Securities Corporation, is one of the nation's largest investment banking and securities firms. Another DLJ subsidiary, Autranet, Inc., is a securities broker that markets independently originated research to institutions. Through the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation, DLJ supplies correspondent services, including order execution, securities clearance and other centralized financial services, to numerous independent regional securities firms and banks.

To the extent permitted by law and consistent with the Fund transaction practices discussed in this prospectus, and subject to the consent of Fund contractholders, the Funds may engage in securities and other transactions with the above entities or may invest in shares of the investment companies with which those entities have affiliations. In 1995, there were no such transactions through DLJ subsidiaries.

VOTING RIGHTS


No voting rights apply to any of the Separate Accounts or to the General Account Options. As legal owner of the shares of The Hudson River Trust held in Separate Account No. 51 which invests in units of the Alliance Global, Conservative Investors and Growth Investors Funds and of the shares of the EQ Advisors Trust held in Separate Account No. 66 which invests in units of the MFS Research, Warburg Pincus Small Company Value, T. Rowe Price Equity Income and Merrill Lynch World Strategy Funds, we do, however, have the right to vote on certain matters. The Hudson River Trust and the EQ Advisors Trust are not required to hold annual meetings of shareholders and may elect not to do so. If a meeting of shareholders is held, they may vote on such matters as election of directors and any other matters requiring a vote by shareholders under the 1940 Act. Equitable Life will vote the shares of The Hudson River Trust allocated to the Alliance Global, Conservative Investors and Growth Investors Funds and the shares of the EQ Advisors Trust allocated to the MFS Research, Warburg Pincus Small Company Value, T. Rowe Price Equity Income and Merrill Lynch World Strategy Funds in accordance with instructions received from employers, participants or trustees, as the case may be, in the respective Funds. Each participant for whom we maintain records and, in other cases, the employer or trustee, will be allowed to instruct us on how to vote shares of The Hudson River Trust in proportion to their interest in the Alliance Global, Conservative Investors and Growth Investors Funds and of the EQ Advisors Trust in proportion to their interest in the MFS Research, Warburg Pincus Small Company Value, T. Rowe Price Equity Income and Merrill Lynch World Strategy Funds as of the record date for the shareholder meeting. If we do not receive instructions in time from all shareholders, we will vote the shares for which no instructions have been received in the same proportion as we vote shares for which we have received instructions. If you invest in The Hudson River Trust and/or the EQ Advisors Trust, you will receive periodic reports relating to the Trust and proxy material, together with a voting instruction form, in connection with shareholder meetings.

Currently, we control The Hudson River Trust. Trust shares are held by other separate accounts of ours and by separate accounts of insurance companies affiliated and unaffiliated with us. Shares held by these separate accounts will generally be voted according to the instructions of the owners of insurance policies and contracts funded through those separate accounts, thus diluting the effect of your voting instructions.


         PART VI: PROVISIONS OF THE CONTRACT AND SERVICES WE PROVIDE

ADOPTION OF THE PROGRAM BY EMPLOYERS

To adopt a Members Retirement Program, you as the employer or trustee must complete the appropriate Participation Agreement. If you would like to discuss enrollment in the Program, call our Retirement Program Specialists at 1-800-523-1125. They can help you complete the Participation Agreement for review by your tax advisor.

For our prototype self-directed plan, you as the employer must use the prototype plan adoption agreement. You must also adopt the Pooled Trust and arrange separately for plan level recordkeeping and brokerage services. We will provide recordkeeping services only for assets held in the Pooled Trust. You can use any plan recordkeeper of your choice or you can arrange through us to hire Trust Consultants, Inc. at a special rate. In addition, you can arrange through us brokerage services from our affiliate, Pershing Discount Brokerage Services, at special rates or use any other broker of your choice.

EMPLOYER RESPONSIBILITIES

If you are an employer and you adopt our Members Retirement Plan, you as the employer and plan administrator will have certain responsibilities relating to the administration and qualification of your plan. See Your Responsibilities as Employer in the SAI for a list of responsibilities which you will have if you adopt the Members Retirement Plan. If you, as an employer, have an individually designed plan, you already have these responsibilities, which will not be increased in any way by your adoption of the Pooled Trust for investment only. If you utilize our prototype self-directed plan, you will have responsibilities as the plan administrator and will also have to appoint a plan trustee; these responsibilities will be greater than those under the Members Retirement Plan. (You should consult your legal adviser for an understanding of your legal responsibilities under the self-directed plan.) If you use an individually designed plan, it is your responsibility to determine that the terms of your plan are consistent with the provisions of the Pooled Trust and our practices described in this prospectus and the SAI. We try in this prospectus to make it clear which actions you are to take as employer and which you are to take as participant. We will give you guidance and assistance in the performance of your responsibilities. The ultimate responsibility, however, rests with you.

CONTRIBUTIONS

EMPLOYER RESPONSIBILITIES

Employers should send contribution checks or money orders payable to Equitable Life to the address shown under Corresponding With the Program. All contributions must be allocated by the participant and must be accompanied by a properly completed Contribution Remittance form. Contributions are credited on the day of receipt. Failure to use the proper form, or to complete the form properly, however, may result in a delay in crediting contributions for the entire business. Employers should not permit employees to send post-tax contributions directly to the Program. See Your Responsibilities as Employer in the SAI.

ALLOCATION OF CONTRIBUTIONS BY PARTICIPANTS

 o You may allocate your contribution among as many Investment Options as you wish.

 o You may change your allocation instructions as often as you wish by calling the AIM System. Your new instructions become effective on the business day we receive them; provided that is before 4 p.m. eastern time, and the remittance form is properly completed. Current participants should refer to their AIM System brochures.

 o You may allocate employer contributions in different percentages than your employee contributions. The allocation percentages you elect for employer contributions will automatically apply to 401(k) qualified non-elective contributions, qualified matching contributions and matching contributions. The allocation percentages you elect for employee contributions will automatically apply to both your post-tax employee contributions and your 401(k) salary deferral contributions.

 o If we have not received valid instructions, we will allocate your contributions to the Money Market Guarantee Account.

Under the Members Retirement Plan, participants make all investment allocations. Under an individually designed plan or our self-directed prototype plan, either the participant or the trustee makes investment allocations, depending on the terms of the plan.

TRANSFERS AMONG INVESTMENT OPTIONS

GENERAL RULES

 o Generally, amounts may be transferred to or from the Investment Options at any time. However, no transfers from the Guaranteed Rate Accounts are permitted prior to maturity.

 o There is no charge for transfers and no tax liability.

 o To make a transfer, give us instructions through the AIM System.

 o All transfers are made as of the close of business on the day we receive your instructions, provided we receive your request by 4:00 p.m. eastern time. Transfers by phone must be made and confirmed by 4:00 p.m. eastern time. Transfer requests completed after that time or on a non-business day will be processed as of the close of business on the following business day.


To transfer by telephone, you must have a Personal Security Code (PSC) number, which you obtain by completing an AIMS Authorization form. You must have a touch-tone telephone to make transfers on the AIM System. Procedures have been established by Equitable Life that are considered to be reasonable and are designed to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting on telephone instructions and providing written confirmation of instructions communicated by telephone. If Equitable Life does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any losses arising out of any action on its part or any failure or omission to act as a result of its own negligence, lack of good faith, or willful misconduct. In light of the procedures established, Equitable Life will not be liable for following telephone instructions that it reasonably believes to be genuine. We may discontinue the telephone transfer service at any time without notice.


PAYMENTS OR WITHDRAWALS FROM THE FUNDS

Payments or withdrawals out of the Funds ordinarily will be made promptly upon request in accordance with Plan provisions. However, we can defer payments, applications and withdrawals from the Funds for any period during which the New York Stock Exchange is closed for trading, sales of securities are restricted or determination of the fair market value of assets of the Funds is not reasonably practicable because of an emergency.

DISTRIBUTIONS AND BENEFIT PAYMENT OPTIONS

PARTICIPANT BENEFITS: RETIREMENT, DISABILITY AND TERMINATION OF EMPLOYMENT


Under the Members Retirement Plan or our self-directed prototype plan, you are eligible for benefits upon retirement, death or disability, or upon termination of employment with a vested benefit. ("Vested" refers to the nonforfeitable portion of your benefits under the plan.) If you are a participant in an individually designed plan, your eligibility for retirement benefits depends on the terms of that plan. If you own more than 5% of the business, you must begin to receive your benefits no later than April 1 of the year after you reach age 70 1/2. For all other participants, distribution must begin by April 1st of the later of the year after attaining age 70 1/2 or retirement.

The Program is flexible as to how and when you can receive your benefits, but you are also subject to extremely complicated legal requirements. Certain plan distributions may result in penalty or excise taxes. A general explanation of the federal income tax treatment of distributions and benefit payment options is provided in Federal Income Tax Considerations in both this prospectus and the SAI. If you retire, become disabled or terminate your employment, you should discuss the available options with your financial advisor. Our Account Executives can be of assistance.

PARTICIPANT WITHDRAWALS PRIOR TO RETIREMENT

 o You may withdraw all or part of your Account Balance under the Members Retirement Plan attributable to post-tax employee contributions at any time, provided that you withdraw at least $300 at a time (or, if less, your entire post-tax Account Balance). See Part VIII: Federal Income Tax Considerations.

 o If you are married, your spouse must generally consent in writing before you can make any type of withdrawal, except for the purchase of a Qualified Joint and Survivor Annuity.

 o Self-employed persons may generally not receive a distribution prior to age 59 1/2.

 o Employees may generally not receive a distribution prior to separation from service.

 o Hardship withdrawals before age 59 1/2 may be permitted under 401(k) and certain other profit sharing plans.

Under an individually designed plan and our self-directed plan, the availability of pre-retirement withdrawals depends on the terms of the plan. We suggest that you ask your employer what types of withdrawals are available under your plan. See Procedures for Withdrawals, Distributions and Transfers in the SAI for a more detailed discussion of these general rules.

Generally you may not make withdrawals from the Guaranteed Rate Accounts prior to maturity. See The Guaranteed Rate Accounts in Part III.

PARTICIPANT DEATH BENEFITS

 o If you die before the entire benefit due you has been paid, the remainder of your benefits will be paid to your beneficiary.

 o The law requires your entire benefit to be distributed no more than five years after your death. There are two exceptions--(1) if your benefit is paid to your spouse, your spouse may elect to receive benefits over his/her life or a period certain which does not exceed his or her life expectancy beginning any time up to the date you would have attained age 70 1/2 or, if later, one year after your death, and (2) a beneficiary who is not your spouse may elect payments over his/her life or a fixed period which does not exceed the beneficiary's life expectancy, provided payments begin within one year of your death.

 o If at your death you were already receiving annuity benefits, your beneficiary will receive the survivor benefits, if any, under the form of the annuity selected. If an annuity benefit was not selected, your beneficiary can continue to receive benefits based on the payment option you selected or can select a different payment option so long as payments are made at least as rapidly as with the payment option you originally selected.

 o To designate a beneficiary or to change an earlier designation, have your employer send us your completed beneficiary designation form. Your spouse must consent in writing to a designation of any non-spouse beneficiary, as explained in Procedures for Withdrawals, Distributions and Transfers--Spousal Consent Requirements in the SAI.

If you are a participant in the Members Retirement Plan and you die without designating a beneficiary, your vested benefit will automatically be paid to your spouse or, if you are not married, to the first surviving class of (a) your children, (b) your parents and (c) your brothers and sisters. If none of them survive you, your vested benefit will be paid to your estate. If you are a participant in our prototype self-directed plan and you die without designating a beneficiary, your vested benefit will automatically be paid to your spouse or, if you are not married, to the first surviving class of (a) your children, (b) your grandchildren, (c) your parents, (d) your brothers and sisters and (e) your nephews and nieces. If none of them survive you, your vested benefit will be paid to your estate.

Under the Members Retirement Plan, on the day we receive proof of your death, we automatically transfer your Account Balance in the Funds to the Money Market Guarantee Account unless your beneficiary instructs otherwise. All amounts are held until your beneficiary requests a distribution or transfer. Our Account Executives can explain these and other requirements affecting death benefits.

BENEFIT PAYMENT OPTIONS

Once you are eligible to receive benefits you may, if your plan permits, select one or more of the following forms of distribution:

 o Qualified Joint and Survivor Annuity
 o Installment Payments
 o Lump Sum Payment
 o Life Annuity
 o Life Annuity--Period Certain
 o Joint and Survivor Annuity
 o Joint and Survivor Annuity--Period Certain
 o Cash Refund Annuity

See Types of Benefits in the SAI for detailed information regarding each of the above options, and Procedures for Withdrawals, Distributions and Transfers in the SAI.

If you are married and the value of your account balance or vested benefits is greater than $3,500, federal law generally requires you to receive a Qualified Joint and Survivor Annuity payable to you for life and then to your surviving spouse for life, unless you and your spouse have properly waived that form of payment in advance. Certain self-directed prototypes and individually designed plans are not subject to this requirement.

Under the Members Retirement Plan and the self-directed prototype plan, you may designate a non-spouse beneficiary any time after the earlier of the first day of the plan year in which you attain age 35 or the date on which you separate from service with your employer. If you designate a beneficiary other than your spouse prior to your reaching age 35, your spouse must consent to the designation and, upon your reaching age 35, must again give his or her consent or the designation will lapse. In order for you to make a withdrawal, elect a form of benefit other than a Qualified Joint and Survivor Annuity or designate a non-spouse beneficiary, your spouse must consent to your election in writing within the 90 day period before your annuity starting date. To consent, your spouse must sign on the appropriate line on your election of benefits or beneficiary designation form. Your spouse's signature must be witnessed by a notary public or plan representative.

If you change your mind, you may revoke your election and elect a Qualified Joint and Survivor Annuity or designate your spouse as beneficiary, simply by filing the appropriate form. Your spouse's consent is not required for this revocation.

It is also possible for your spouse to sign a blanket consent form. By signing this form, your spouse gives you the right to name any beneficiary or, if applicable, form of distribution you want. Once you file such a form, you may change your election whenever you want, even without spousal consent. Spousal consent to a withdrawal or benefit in a form other than a Qualified Joint and Survivor Annuity is not required under certain self-directed prototype profit sharing plans that do not offer life annuity benefits.

The minimum amount that can be used to purchase any type of annuity is $3,500. Usually, an annuity administrative charge of $350 will be deducted from the amount used to purchase the annuity. If we give any group pension client with a qualified plan a better annuity purchase rate than those currently guaranteed under the Program, we will also make those rates available to Program participants. The annuity administrative charge may be greater than $350 in that case.

LOANS TO PARTICIPANTS

The Members Retirement Plan permits you to borrow a portion (not to exceed $50,000) of your vested Account Balance in all your plans, if your employer has elected this feature. Your employer can tell you whether loans are available under your plan. If you are a sole proprietor, a partner who owns more than 10% of the business, or a shareholder-employee of an S Corporation who owns more than 5% of the business (including family members of these prohibited individuals), you presently may not borrow from your vested Account Balance without first obtaining a prohibited transaction exemption from the Department of Labor. Consult with your attorney or tax advisor regarding the advisability and procedures for obtaining such an exemption. Loans are also available under our self-directed prototype plan and under an individually designed plan if the terms of your plan allow them.

You, the participant, must pay interest on your loan; the interest paid may not be deductible. All interest that you pay will be added to your Account Balance and will be taxable upon distribution. If you fail to repay the loan when due, the amount of the unpaid balance may be taxable and subject to additional penalty taxes. Loans are subject to restrictions under federal tax laws, and all plans of the employer are aggregated for purposes of these restrictions. You should apply for a loan through your employer. Loan kits containing all necessary forms, along with an explanation of how to set interest rates, are available from our Account Executives. YOU MAY NOT TAKE A LOAN FROM THE GUARANTEED RATE ACCOUNTS PRIOR TO MATURITY. IF YOU ARE MARRIED, YOUR SPOUSE MUST CONSENT IN WRITING BEFORE YOU CAN TAKE A LOAN.

                       PART VII: DEDUCTIONS AND CHARGES

No deductions are made from contributions or withdrawals for sales expenses.

Fees and charges apply to amounts held for each plan. Asset-based fees are charged against the assets of each Fund. The Unit Values of the Funds are reduced to reflect the deduction of those fees. Rates for Guaranteed Rate Accounts and for the Money Market Guarantee Account reflect the deduction of applicable asset-based fees. Unless otherwise noted, fees which are set in fixed dollar amounts are deducted by reducing the number of Units in the appropriate Funds and the number of dollars in each General Account Option. The amount allocable to the three-year or five-year Guaranteed Rate Account will be taken from your most recent GRA in that Account.

MEMBERS RETIREMENT PLAN (PENSION AND PROFIT SHARING),
PROTOTYPE SELF-DIRECTED PLAN AND INVESTMENT ONLY FEES

RECORD MAINTENANCE AND REPORT FEE. At the end of each calendar quarter, we deduct a record maintenance and report fee of $3.75 from your Account Balance. We reserve the right to charge additional fees if you request special mailings, reports, and services.

ENROLLMENT FEE. There is a non-refundable one-time enrollment fee of $25 for each participant. If the enrollment fee is not paid by your employer, it may be deducted from contributions or from your Account Balance. We may waive this fee under certain circumstances. If we do not maintain individual participant records under the Pooled Trust, the employer is instead charged $25 for each plan or trust.

PROTOTYPE SELF-DIRECTED PLAN FEES. An employer who participates in our prototype self-directed plan will incur additional fees not payable to us, such as brokerage and administration fees.

PROGRAM EXPENSE CHARGE. A daily charge at an annual rate of 1.00% is made against your account balance. All investment returns and interest rates reflect the deduction of this charge.


This fee is applied toward the cost of maintenance of the Investment Options, promotion of the Program, commissions, administrative costs, such as enrollment and answering participant inquiries, and overhead expenses such as salaries, rent, postage, telephone, travel, legal, actuarial and accounting costs, office equipment and stationery. During 1996, we received $1,563,814 under the Program Expense Charge.


INVESTMENT MANAGEMENT AND ACCOUNTING FEES. These charges apply only to assets in the Funds. These charges are reflected in the computation of the Unit Values applicable for each Fund.


We receive fees for investment management services for the Alliance Growth Equity, Aggressive Equity and Balanced Funds. The investment management and accounting fee covers the investment management and financial accounting services we provide for these Funds, as well as a portion of our related administrative costs. This fee is charged daily at an effective annual rate of .50% of the net assets of the Alliance Growth Equity and Balanced Funds and an effective annual rate of .65% for the Alliance Aggressive Equity Fund.

We receive fees for financial accounting services for the Alliance Global, Conservative Investors and Growth Investors Funds. This fee is charged daily at an effective annual rate of .20% of the net assets of these Funds.

HUDSON RIVER TRUST ANNUAL EXPENSES. The Alliance Global, Conservative Investors and Growth Investors Funds are indirectly subject to investment advisory and other expenses charged against assets of the corresponding Portfolios of The Hudson River Trust. These expenses are described in The Hudson River Trust prospectus accompanying this prospectus.

EQ ADVISORS TRUST ANNUAL EXPENSES. The MFS Research, Warburg Pincus Small Company Value, T. Rowe Price Equity Income and Merrill Lynch World Strategy Funds are indirectly subject to investment advisory and other expenses charged against assets of the corresponding Portfolios of the EQ Advisors Trust. These expenses are described in the EQ Advisors Trust prospectus accompanying this prospectus.

OTHER EXPENSES. Certain costs and expenses are charged directly to the Funds. These may include transfer taxes, Securities and Exchange Commission filing fees and certain related expenses including printing of SEC filings, prospectuses and reports, proxy mailings, other mailing costs, legal expenses and (for the Alliance Global, Conservative Investors and Growth Investors Funds only) custodians' fees and outside auditing expenses.


ANNUITY ADMINISTRATIVE CHARGE. If a participant elects an annuity option, a $350 charge will usually be deducted from the amount used to purchase the annuity to reimburse us for administrative expenses associated with processing the application for the annuity and with issuing each month's annuity payment. See Distributions and Benefit Payment Options in Part VI for details.

PREMIUM TAXES. In certain jurisdictions, amounts used to purchase an annuity are subject to charges for premium and other applicable taxes (rates currently range up to 5%). Taxes depend, among other things, on your place of residence, applicable laws and the retirement benefit you select. We will deduct such charges based on your place of residence at the time the annuity payments begin.

FEES PAID TO ASSOCIATIONS. We may pay associations a fee for enabling the Program to be made available to their memberships. The fee may be based on the number of employers whom we solicit, the number who participate in the Program, and/or the value of Program assets. We make these payments without any additional deduction or charge under the Program.


GENERAL. We will give you written notice of any change in the fees and charges. We may also establish a separate fee schedule for requested non-routine administrative services. During 1996 we received total fees and charges under the Program of $2,548,586.


                 PART VIII: FEDERAL INCOME TAX CONSIDERATIONS


Current federal income tax rules relating to adoption of the Program and generally to distributions to participants under qualified retirement plans are outlined briefly below. The rules relating to contributions are outlined briefly in the SAI under Provisions of the Members Retirement Plan. For purposes of this outline we have assumed that you are not a participant in any other qualified retirement plan. We have not attempted to discuss other current federal income tax rules that govern participation, vesting, funding or prohibited transactions, although some information on these subjects appears here and in the SAI; nor do we discuss the reporting and disclosure or fiduciary requirements of the Employee Retirement Income Security Act. In addition, we do not discuss the effect, if any, of state tax laws that may apply. FOR INFORMATION ON THESE MATTERS, WE SUGGEST THAT YOU CONSULT YOUR TAX ADVISOR.


The Internal Revenue Service does not have to approve your adoption of the Pooled Trust. If you adopt the Members Retirement Plan, you will not need IRS approval unless you adopt certain provisions. We will tell you whether it is desirable for you to submit your plan to the Internal Revenue Service for approval. If you make such a submission, you will have to pay an IRS user's fee.

DISTRIBUTIONS: TAX CONSEQUENCES

In this section, the word "you" refers to the plan participant.

Amounts distributed to a participant from a qualified plan are generally subject to federal income tax as ordinary income when benefits are distributed to you or your beneficiary. Generally speaking, only your post-tax contributions, if any, are not taxed when distributed.

LUMP SUM DISTRIBUTIONS. If your benefits are distributed to you in a lump sum after you have participated in the plan for at least five taxable years, you may be able to use five-year averaging. Under this method, the tax on the lump sum distribution is calculated separately from taxes on any other income you may have during the year. The tax is calculated at ordinary income tax rates in the year of the distribution, but as if it were your only income in each of five years. The tax payable is the sum of the five years' calculations. To qualify for five-year averaging, the distribution must consist of your entire balance in the plan and must be made in one taxable year of the recipient after you have attained age 59 1/2. Five-year averaging is available only for one lump sum distribution.

If you were born before 1936, you may elect to have special rules apply to one lump sum distribution. You may elect either ten-year averaging using 1986 rates or five-year averaging using then current rates. In addition, you may elect separately to have the portion of your distribution attributable to pre-1974 contributions taxed at a flat 20% rate.


Effective January 1, 2000, five year averaging on lump sum distributions may no longer be used.


ELIGIBLE ROLLOVER DISTRIBUTIONS. Many types of distributions from qualified plans are "eligible rollover distributions" that can be transferred directly to another qualified plan or individual retirement arrangement ("IRA"), or rolled over to another plan or IRA within 60 days of the receipt of the distribution. If a distribution is an "eligible rollover distribution," 20% mandatory federal income tax withholding will apply unless the distribution is directly transferred to a qualified plan or IRA. See Eligible Rollover Distributions and Federal Income Tax Withholding in the SAI for a more detailed discussion.

ANNUITY OR INSTALLMENT PAYMENTS. Each payment you receive is treated as ordinary income except where you have a "cost basis" in the benefit. Your cost basis is equal to the amount of your post-tax employee contributions, plus any employer contributions you were required to include in gross income in prior years. A portion of each annuity or installment payment you receive will be excluded from gross income. If you (and your survivor) continue to receive payments after your cost basis has been paid out, all amounts will be taxable.

IN-SERVICE WITHDRAWALS; HARDSHIP WITHDRAWALS. Some plans allow in-service withdrawals of after-tax contributions. The portion of each in-service withdrawal attributable to cost basis is received income tax-free. The portion that is attributable to earnings will be included in your gross income. Amounts contributed before January 1, 1987 to employer plans which on May 5, 1986 permitted such withdrawals are taxable withdrawals only to the extent that they exceed the amount of your cost basis. Other amounts are treated as partly a return of cost basis with the remaining portion treated as earnings. Amounts included in gross income under this rule may also be subject to the additional 10% penalty tax on premature distributions described below. In addition, 20% mandatory federal income tax withholding may also apply.

PREMATURE DISTRIBUTIONS. You may be liable for an additional 10% penalty tax on all taxable amounts distributed before age 59 1/2 unless the distribution falls within a specified exception or is rolled over into an IRA or other qualified plan.


The exceptions to the penalty tax include (a) distributions made on account of your death or disability, (b) distributions beginning after separation from service in the form of a life annuity or installments over your life expectancy (or the joint lives or life expectancies of you and your beneficiary), (c) distributions due to separation from active service after age 55 and (d) distributions used to pay deductible medical expenses.

EXCESS DISTRIBUTIONS. There is a 15% excise tax on aggregated distributions in excess of a threshold amount from qualified plans, IRAs and Section 403(b) tax deferred annuities (even if those plans were maintained by unrelated employers).

For distributions to individual participants, this tax is temporarily suspended for the years 1997, 1998 and 1999.


WITHHOLDING. Under the Members Plans, 20% mandatory income tax withholding will apply to all "eligible rollover distributions" that are not directly rolled over to a qualified plan or IRA. If a distribution is not an eligible rollover distribution, the recipient may elect out of withholding. See Eligible Rollover Distributions and Federal Income Tax Withholding in the SAI. Under an individually designed plan or our prototype self-directed plan that uses the Pooled Trust for investment only, we will pay the full amount of the distribution to the plan's trustee. The trustee is responsible for withholding federal income tax upon distributions to you or your beneficiary.

OTHER TAX CONSEQUENCES. Federal estate and gift and state and local estate, inheritance, and other tax consequences of participation in the Program depend on the residence and the circumstances of each participant or beneficiary. For complete information on tax considerations, you should consult a qualified tax advisor.

                            PART IX: MISCELLANEOUS

CHANGE OR DISCONTINUANCE OF THE PROGRAM. The group annuity contract has been amended from time to time, and may be amended in the future. No future change can affect annuity benefits in the course of payment. Provided certain conditions are met, we may terminate the offer of any of the Investment Options and offer new ones with different terms.

We may terminate the contract at any time. If the contract is terminated, we will not accept any further contributions. We will continue to hold amounts allocated to the Guaranteed Rate Accounts until maturity. Amounts already invested in the Investment Options may remain in the Program and you may also elect payment of benefits through us.

DISQUALIFICATION OF PLAN. If your plan is found not to qualify under the Internal Revenue Code, we may return the plan's assets to the employer, as the plan administrator, or we may disallow future investments in the separate accounts.

REPORTS. We send reports annually to employers showing the aggregate Account Balances of all participants and information necessary to complete annual IRS filings.

TRUSTEE. The sole responsibility of The United States Trust Company of New York is to serve as a party to the group annuity contract. It has no responsibility for the administration of the Program or for any distributions or duties under the group annuity contract.

REGULATION. We are subject to regulation and supervision by the Insurance Department of the State of New York, which periodically examines our affairs. We are also subject to the insurance laws and regulations of all jurisdictions in which we are authorized to do business. This regulation does not, however, involve any supervision of the investment policies of the Funds or of the selection of any investments except to determine compliance with the law of New York. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for purposes of determining solvency and compliance with local insurance laws and regulations.

LEGAL PROCEEDINGS. We are engaged in litigation of various kinds which in our judgment is not of material importance in relation to our total assets. None of the litigation now in progress is expected to affect any assets of the Funds.

ADDITIONAL INFORMATION. A registration statement relating to the offering described in this prospectus has been filed with the Securities and Exchange Commission under the Securities Act of 1933. Certain portions of the Registration

Statement have been omitted from this prospectus and the SAI pursuant to the rules and regulations of the Commission. The omitted information may be obtained by requesting a copy of the registration statement from the Commission's principal office in Washington, D.C., and paying the Commission's prescribed fees or by accessing the Securities and Exchange Commission's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) System.


EXPERTS. The financial statements as of December 31, 1996 and for each of the two years in the period then ended included in the SAI for Separate Account Nos. 3, 4, 10, and 51 and the condensed financial information for each of the four years in the period ended December 31, 1996 included in this prospectus and the financial statements as of December 31, 1996 and 1995 and for each of the three years in the period ended December 31, 1996 included in the SAI for Equitable Life have been so included in reliance upon the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


ACCEPTANCE. The employer or plan sponsor, as the case may be, is solely responsible for determining whether the Program is a suitable funding vehicle and should, therefore, carefully read the prospectus and installation materials before entering into a Participation Agreement.

                              TABLE OF CONTENTS
                    OF STATEMENT OF ADDITIONAL INFORMATION


                                                     PAGE
                                                 ----------
The Contract.....................................    SAI-2
Your Responsibilities as Employer................    SAI-2
Procedures for Withdrawals, Distributions
 and Transfers...................................    SAI-3
Types of Benefits................................    SAI-6
Provisions of the Members Retirement Plan  ......    SAI-8
Investment Restrictions Applicable to the
 Alliance Growth Equity, Aggressive Equity and
 Balanced Funds..................................   SAI-11
How We Value the Assets of the Funds.............   SAI-12
Summary of Unit Values for the Funds.............   SAI-13
Fund Transactions................................   SAI-14
Investment Management and Financial
 Accounting Fee..................................   SAI-15
Underwriter......................................   SAI-15
Our Management...................................   SAI-16
Financial Statements.............................   SAI-18


                       CLIP AND MAIL TO US TO RECEIVE A
                     STATEMENT OF ADDITIONAL INFORMATION
-----------------------------------------------------------------------------


To:       The Equitable Life Assurance Society
           of the United States
          Box 2468 G.P.O.
          New York, NY 10116

Please send me a copy of the Statement of Additional Information for the Members Retirement Program Prospectus dated May 1, 1997.
         Name:
                 -------------------------------------------------------------
         Address:
                 -------------------------------------------------------------

                 -------------------------------------------------------------

                 -------------------------------------------------------------

 -----------------------------------------------------------------------------

                      INVESTMENT OPTION CHARACTERISTICS


------------------------------------------------------------------
                          ALLIANCE GROWTH     ALLIANCE AGGRESSIVE
                            EQUITY FUND           EQUITY FUND
------------------------------------------------------------------
DESIGNED FOR           Long term growth of   Long term growth of
  (OBJECTIVE)          capital               capital
------------------------------------------------------------------
INVESTS PRIMARILY IN   Common stocks and     Common stocks and
                       other equity-type     other equity-type
                       securities            securities issued
                       generally issued by   by medium and
                       large and             smaller sized
                       intermediate-sized    companies with
                       companies             strong growth
                                             potential
------------------------------------------------------------------
RISK TO PRINCIPAL      Average for a         Greatest risk of all
                       growth fund           Alliance Funds
------------------------------------------------------------------
PRIMARY GROWTH         Capital               Capital
  POTENTIAL            appreciation and      appreciation
  THROUGH              reinvested
                       dividends
------------------------------------------------------------------
INCOME GUARANTEE       No                    No
------------------------------------------------------------------
VOLATILITY OF RETURN   Somewhat more         Highly volatile
                       volatile than the
                       S&P 500
------------------------------------------------------------------
TRANSFERS TO OTHER     Permitted daily       Permitted daily
  OPTIONS
------------------------------------------------------------------
WITHDRAWAL             No                    No
  PENALTIES
------------------------------------------------------------------


                    (RESTUBBED TABLE CONTINUED FROM ABOVE)


---------------------------------------------------------------------------------------------------------------
                         ALLIANCE BALANCED     ALLIANCE GLOBAL      ALLIANCE CONSERVATIVE     ALLIANCE GROWTH
                               FUND                  FUND              INVESTORS FUND         INVESTORS FUND
---------------------------------------------------------------------------------------------------------------
DESIGNED FOR           Competitive return    Long term growth      High total return        High total return
  (OBJECTIVE)          through a             of capital            without undue risk to    consistent with
                       combination of                              principal                reasonable risk
                       growth of capital
                       and current income
---------------------------------------------------------------------------------------------------------------
INVESTS PRIMARILY IN   Common stocks and     The Global            The Conservative         The Growth
                       other equity-type     Portfolio of the      Investors Portfolio of   Investors
                       securities,           Hudson River          the Hudson River         Portfolio of the
                       publicly traded       Trust, which in       Trust, which in turn,    Hudson River
                       debt securities and   turn, primarily       primarily invests in a   Trust, which in
                       money market          invests in equity     diversified mix of       turn, primarily
                       instruments--mix      securities of         publicly-traded          invests in a
                       determined by         non-United States     securities. Asset mix    diversified mix of
                       portfolio manager     as well as United     generally consists of    publicly-traded
                                             States companies      30% equity and 70%       securities. Asset
                                                                   fixed income             mix generally
                                                                   securities but will      consists of 30%
                                                                   vary depending on        fixed income and
                                                                   market conditions.       70% equity
                                                                                            securities but
                                                                                            will vary
                                                                                            depending on
                                                                                            market conditions.
---------------------------------------------------------------------------------------------------------------
RISK TO PRINCIPAL      Somewhat lower than   Just below average    Lowest risk of all       Below average for
                       the Growth Equity     for a growth fund     equity options           a growth fund
                       Fund
---------------------------------------------------------------------------------------------------------------
PRIMARY GROWTH         Capital               Capital               Capital appreciation,    Capital
  POTENTIAL            appreciation,         appreciation          reinvested dividends     appreciation,
  THROUGH              reinvested                                  and interest             reinvested
                       dividends and                                                        dividends and
                       interest                                                             interest
---------------------------------------------------------------------------------------------------------------
INCOME GUARANTEE       No                    No                    No                       No
VOLATILITY OF RETURN   Generally lower       Somewhat more         Very low volatility      Somewhat less
                       than pure equity      volatile than the                              volatile than the
                       funds, but degree     S&P 500                                        S&P 500
                       may vary depending
                       on market
                       conditions
---------------------------------------------------------------------------------------------------------------
TRANSFERS TO OTHER     Permitted daily       Permitted daily       Permitted daily          Permitted daily
  OPTIONS
---------------------------------------------------------------------------------------------------------------
WITHDRAWAL             No                    No                    No                       No
  PENALTIES
---------------------------------------------------------------------------------------------------------------


The Funds each have different investment objectives and policies that can affect the returns of each Fund and the market and financial risks to which each is subject. While we do not intend to change the investment objectives of the pooled funds, we nevertheless have the right to do so, subject to the approval of the New York State Insurance Department. The Funds involve a greater potential for growth but involve risks that are not present with the Guaranteed Options. There is no assurance that any of the investment objectives of the Funds will be achieved or that the risk to principal or volatility of return will be as indicated.

------------------------------------------------------------------------------------------------------------
                                                WARBURY PINCUS         T. ROWE PRICE         MERRILL LYNCH
                           MFS RESEARCH          SMALL COMPANY         EQUITY INCOME        WORLD STRATEGY
                               FUND               VALUE FUND                FUND                 FUND
------------------------------------------------------------------------------------------------------------
DESIGNED FOR           Long term growth of   Long term capital      Substantial           High total
  (OBJECTIVE)          capital and future    appreciation           dividend income and   investment return
                       income                                       capital
                                                                    appreciation
------------------------------------------------------------------------------------------------------------
INVESTS PRIMARILY IN   Common stocks or      Portfolio of equity    Dividend-paying       Portfolio of
                       securities            securities of small    common stocks of      equity and fixed
                       convertible into      capitalization         established           income securities,
                       common stock of       companies that are     companies             including
                       companies that        considered                                   convertible
                       possess better than   relatively                                   securities of U.S.
                       average prospects     undervalued                                  and foreign
                       for long-term                                                      issuers
                       growth
------------------------------------------------------------------------------------------------------------
RISK TO PRINCIPAL      Average for a fund    Greater than the       Lower risk than a     Not available per
                       with moderate growth  S&P 500                fund focusing on      Fund Manager
                                                                    growth stocks, but
                                                                    greater risk than a
                                                                    bond fund.
------------------------------------------------------------------------------------------------------------
PRIMARY GROWTH         Capital               Long-term capital      Dividend income and   Not available per
  POTENTIAL            appreciation and      appreciation with      capital               Fund Manager
  THROUGH              income                current income         appreciation
------------------------------------------------------------------------------------------------------------
INCOME GUARANTEE       No                    No                     No                    No
------------------------------------------------------------------------------------------------------------
VOLATILITY OF RETURN   Somewhat more         More volatile          Somewhat more         Not available per
                       volatile than the     than the               volatile that the     Fund Manager
                       S&P 500               S&P 500                S&P 500
------------------------------------------------------------------------------------------------------------
TRANSFERS TO OTHER     Permitted daily       Permitted daily        Permitted daily       Permitted daily
  OPTIONS
------------------------------------------------------------------------------------------------------------
WITHDRAWAL             No                    No                     No                    No
  PENALTIES
------------------------------------------------------------------------------------------------------------





                    (RESTUBBED TABLE CONTINUED FROM ABOVE)





---------------------------------------------------------------------
                              GUARANTEED             MONEY MARKET
                            RATE ACCOUNTS         GUARANTEE ACCOUNT
---------------------------------------------------------------------
DESIGNED FOR           Principal and interest   Principal and
  (OBJECTIVE)          guaranteed --interest    interest guaranteed
                       rates reflect            --short term
                       maturities               rates
---------------------------------------------------------------------
INVESTS PRIMARILY IN   Contributions credited   Contributions
                       with fixed rate of       credited with
                       interest until the       guaranteed current
                       maturity date            rate of interest
---------------------------------------------------------------------
RISK TO PRINCIPAL      Equitable Life           Equitable Life
                       guarantees principal     guarantees principal
                       and interest             and interest
---------------------------------------------------------------------
PRIMARY GROWTH         Interest income          Interest income
  POTENTIAL
  THROUGH
---------------------------------------------------------------------
INCOME GUARANTEE       Yes--subject to          Yes
                       withdrawal penalties
---------------------------------------------------------------------
VOLATILITY OF RETURN   Equitable Life           Equitable Life
                       guarantees interest      guarantees monthly
                       rate until the           interest rate
                       maturity date
---------------------------------------------------------------------
TRANSFERS TO OTHER     Permitted only at        Permitted daily
  OPTIONS              maturity
---------------------------------------------------------------------
WITHDRAWAL             Prior to maturity,       No
  PENALTIES            withdrawals may not be
                       permitted or may be
                       subject to a penalty
---------------------------------------------------------------------

------------------------------------------------------------------------------
                     STATEMENT OF ADDITIONAL INFORMATION
------------------------------------------------------------------------------


MAY 1, 1997


                        MEMBERS RETIREMENT PROGRAM OF
                   THE EQUITABLE LIFE ASSURANCE SOCIETY OF
                              THE UNITED STATES


Separate Account Units of interest under a group annuity contract with THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES, 1290 Avenue of The Americas, New York, New York 10104, which funds the Members Retirement Program. Toll-free telephone number 1-800-526-2701.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus dated May 1, 1997 for the Members Retirement Program of The Equitable Life Assurance Society of the United States.


A copy of the prospectus to which this Statement of Additional Information relates is available at no charge by writing to Equitable Life at Box 2468 G.P.O., New York, New York 10116 or by calling our toll-free telephone number.

The following information is contained primarily in the prospectus:

                              Investment Objectives and Policies
                              Investment Advisory Services


Certain of the cross references in this Statement of Additional Information are contained in the prospectus dated May 1, 1997 to which this Statement of Additional Information relates.


                              TABLE OF CONTENTS


                                                                 PAGE
                                                             ----------
The Contract.................................................    SAI-2
Your Responsibilities as Employer............................    SAI-2
Procedures for Withdrawals, Distributions and
 Transfers...................................................    SAI-3
  Pre-Retirement Withdrawals.................................    SAI-3
  Benefit Distributions......................................    SAI-3
  Spousal Consent Requirements...............................    SAI-4
  Eligible Rollover Distributions and Federal Income
   Tax Withholding...........................................    SAI-4
  Premature Withdrawals and Transfers from a
   GRA.......................................................    SAI-5
  Maturing GRAs..............................................    SAI-6
Types of Benefits............................................    SAI-6
Provisions of the Members Retirement Plan....................    SAI-8
  Plan Eligibility Requirements..............................    SAI-8
  Contributions to Qualified Plans...........................    SAI-8
  Contributions to the Members
   Retirement Plan...........................................    SAI-8
  The Members Retirement Plan and Section
   404(c) of ERISA...........................................   SAI-10
  Vesting....................................................   SAI-10
Investment Restrictions Applicable to the Alliance Growth
 Equity,
 Aggressive Equity and Balanced Funds........................   SAI-11
How We Value the Assets of the Funds.........................   SAI-12
Summary of Unit Values for the Funds.........................   SAI-13
Fund Transactions............................................   SAI-14
Investment Management and Financial Accounting
 Fee.........................................................   SAI-15
Underwriter..................................................   SAI-15
Our Management...............................................   SAI-16
Financial Statements.........................................   SAI-18



------------
Copyright 1997 by The Equitable Life Assurance Society of The United States. All rights reserved.

                   ADDITIONAL INFORMATION ABOUT THE PROGRAM

THE CONTRACT

The Program is funded through a group annuity contract with The Equitable Life Assurance Society of the United States (Equitable Life). The contract governs the Investment Options that are offered under the Program. Equitable Life has the right to terminate the contract. See Part IX:
Miscellaneous--Change or Discontinuance of the Program in the prospectus. The Trustee holds the contract for the benefit of employers and participants in the Program.

YOUR RESPONSIBILITIES AS EMPLOYER

If you adopt the Members Retirement Plan, you as the employer and plan administrator will have certain responsibilities, including:

   o sending us your contributions at the proper time and in the proper form;

   o maintaining all personnel records necessary for administering your plan;

   o  determining who is eligible to receive benefits;

   o  forwarding to us all the forms your employees are required to submit;

   o distributing summary plan descriptions and participant annual reports to your employees and former employees;

   o distributing our prospectuses and confirmation notices to your employees and, in some cases, former employees, if under your plan they can direct the investment of their account balances;

   o filing an annual information return for your plan with the Internal Revenue Service, if required;

   o providing us the information with which to run special non-discrimination tests, if you have a 401(k) plan or your plan accepts post-tax employee or employer matching contributions;

   o determining the amount of all contributions for each participant in the plan;


   o  forwarding salary deferral and post-tax employee contributions to us;

   o selecting interest rates and monitoring default procedures, if you elect the loan provisions in the plan; and

   o providing us with written instructions for allocating forfeiture amounts for the plan year the forfeiture occurs.


If you, as an employer, have an individually designed plan, your responsibilities will not be increased in any way by your adoption of the Pooled Trust. If you adopt our self-directed prototype plan, you will be completely responsible for administering the plan and complying with all of the reporting and disclosure requirements applicable to qualified plans, with the assistance of the recordkeeper of your choice.

We will give you guidance and assistance in the performance of your responsibilities. The ultimate responsibility, however, rests with you. If you have questions about any of your obligations, you can contact our Account Executives at 1-800-526-2701 or write to the Members Retirement Program at Box 2468 G.P.O., New York, New York 10116.

                              SAI-2

PROCEDURES FOR WITHDRAWALS, DISTRIBUTIONS AND TRANSFERS

PRE-RETIREMENT WITHDRAWALS. Under the Members Retirement Plan, self-employed persons may generally not receive a distribution prior to age 59 1/2, and employees may generally not receive a distribution prior to separation from service. However, if your employer maintains the Members Retirement Plan as a profit sharing plan, you may request distribution of benefits after you reach age 59 1/2 even if you are still working. In addition, if your employer has elected to make hardship withdrawals available under your plan, you may request distribution before age 59 1/2 in the case of financial hardship (as defined in your plan). In a 401(k) plan, the plan's definition of hardship applies to employer contributions but not to your 401(k) contributions--including employee pre-tax contributions, employer qualified non-elective contributions and qualified matching contributions. To withdraw your own 401(k) contributions, plus interest earned on these amounts prior to 1989, you must demonstrate financial hardship within the meaning of applicable Income Tax Regulations. Each withdrawal must be at least $1,000 (or, if less, your entire Account Balance or the amount of your hardship withdrawal under a profit sharing or 401(k) plan). If your employer terminates the plan, all amounts (subject to GRA restrictions) may be distributed to participants at that time.

YOU MAY WITHDRAW ALL OR PART OF YOUR ACCOUNT BALANCE UNDER THE MEMBERS RETIREMENT PLAN ATTRIBUTABLE TO POST-TAX EMPLOYEE CONTRIBUTIONS AT ANY TIME, SUBJECT TO ANY WITHDRAWAL RESTRICTIONS APPLICABLE TO THE INVESTMENT OPTIONS, provided that you withdraw at least $300 at a time (or, if less, your Account Balance attributable to post-tax employee contributions). See Federal Income Tax Considerations in the prospectus.

All benefit payments (including withdrawals due to plan terminations) will be paid in accordance with the rules described below under Benefit
Distributions. All other withdrawals will be effected as of the close of business on the day we receive the properly completed form.

If you are married, your spouse must consent in writing before you can make any type of withdrawal, except for the purchase of a Qualified Joint and Survivor Annuity. See Spousal Consent Requirements below.

Under the self-directed prototype plan you may receive a distribution upon attaining normal retirement age as specified in the plan, or upon separation from service. If your employer maintains the self-directed prototype plan as a profit sharing plan, an earlier distribution of funds that have accumulated after two years is available if you incur a financial hardship, as defined in the plan. In addition, if you are married, your spouse may have to consent in writing before you can make any type of withdrawal, except for the purchase of a Qualified Joint and Survivor Annuity. See Spousal Consent Requirements below.

Under an individually designed plan the availability of pre-retirement withdrawals depends on the terms of the plan. We suggest that you ask your employer what types of withdrawals are available under your plan.

PLEASE NOTE THAT GENERALLY YOU MAY NOT MAKE WITHDRAWALS FROM THE GUARANTEED RATE ACCOUNTS PRIOR TO MATURITY EVEN IF THE EMPLOYER PLAN PERMITS WITHDRAWALS PRIOR TO THAT TIME. (SEE PREMATURE WITHDRAWALS AND TRANSFERS FROM A GRA).

BENEFIT DISTRIBUTIONS. In order for you to begin receiving benefits under the Members Retirement Plan, your employer must send us your properly completed Election of Benefits form and, if applicable, Beneficiary Designation form. If we receive your properly completed forms on or before the 15th of the month, your benefits will commence as of the close of business on the first business day of the next month; if your forms arrive after the 15th, your benefits will commence as of the close of business on the first business day of the second following month.

Under an individually designed plan and our self-directed prototype plan, your employer must send us a Request for Disbursement Form. We will send single sum payments to your plan's trustee as of the close of business on the day we receive a properly completed form. If you wish to receive annuity payments, your plan's trustee may purchase an annuity contract from us. Annuity payments will be paid directly to you and will commence as of the close of business

                              SAI-3
on the first business day of the next month if we receive your properly completed forms on or before the 15th of the month. If we receive your properly completed forms after the 15th, annuity payments will commence as of the close of business on the first business day of the second following month.

Please note that we use the value of your vested benefits at the close of business on the day payment is due to determine the amount of benefits you receive. We will not, therefore, begin processing your check until the following business day. You should expect your check to be mailed within five days after processing begins. Annuity checks can take longer. If you are withdrawing more than $50,000 and you would like expedited delivery at your expense, you may elect to do so on your Election of Benefits Form.


Distributions under a qualified retirement plan such as yours are subject to extremely complicated legal requirements. When you are ready to retire, we suggest that you discuss the available payment options with your employer or financial advisor. Our Account Executives can provide you or your employer with information.


SPOUSAL CONSENT REQUIREMENTS. Under the Members Retirement Plan and the self-directed prototype plan, you may designate a non-spouse beneficiary any time after the earlier of the first day of the plan year in which you attain age 35 or the date on which you separate from service with your employer. If you designate a beneficiary other than your spouse prior to your reaching age 35, your spouse must consent to the designation and, upon reaching age 35, must give his or her consent or the designation will lapse. In order for you to make a withdrawal, elect a form of benefit other than a Qualified Joint and Survivor Annuity or designate a non-spouse beneficiary, your spouse must consent to your election in writing within the 90 day period before your annuity starting date. To consent, your spouse must sign the appropriate line on your election of benefits or beneficiary designation form. Your spouse's signature must be witnessed by a notary public or plan representative.

If you change your mind, you may revoke your election and elect a Qualified Joint and Survivor Annuity or designate your spouse as beneficiary, simply by filing the appropriate form. Your spouse's consent is not required for this revocation.

It is also possible for your spouse to sign a blanket consent form. By signing this form, your spouse consents not just to a specific beneficiary or form of distribution, but gives you the right to name any beneficiary or form of distribution you want. Once you file such a form, you may change your election whenever you want, even without spousal consent. No spousal consent to a withdrawal or benefit in a form other than a Qualified Joint and Survivor Annuity is required under certain self-directed and individually-designed profit sharing plans that do not offer life annuity benefits.

ELIGIBLE ROLLOVER DISTRIBUTIONS AND FEDERAL INCOME TAX WITHHOLDING. All "eligible rollover distributions" are subject to mandatory federal income tax withholding of 20% unless the Participant elects to have the distribution directly rolled over to a qualified plan or individual retirement arrangement
(IRA). An "eligible rollover distribution" is generally any distribution that is not one of a series of substantially equal periodic payments made (not less frequently than annually) (1) for the life (or life expectancy) of the plan participant or the joint lives (or joint life expectancies) of the participant and his or her designated beneficiary, or (2) for a specified period of 10 years or more. In addition, the following are not subject to mandatory 20% withholding:

   o  certain corrective distributions under Internal Revenue Code (Code)
      Section 401(k) plans;

   o  certain defaulted loans that are treated as distributions; and

   o a distribution to a beneficiary other than to a surviving spouse or a current or former spouse under a qualified domestic relations order.

If a distribution is made to a Participant's surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.

                              SAI-4

 If a distribution is not an "eligible rollover distribution" income tax will be withheld from all taxable payments unless the recipient elects not to have income tax withheld.

PREMATURE WITHDRAWALS AND TRANSFERS FROM A GRA. You may transfer amounts from other Investment Options to a GRA at any time. Transfers may not be made from one GRA to another or from a GRA to one of the other Investment Options until the maturity date of the GRA. Likewise, you may not remove amounts from a GRA prior to maturity in order to obtain a plan loan or make a hardship or in-service withdrawal. If your plan's assets are transferred to another funding vehicle from the Program or if your plan is terminated, we will continue to hold your money in GRAs until maturity. All such GRAs will be held in the Pooled Trust under the investment-only arrangement. See Transfers Among Investment Options in Part VI of the Prospectus.

Withdrawals are not permitted prior to maturity unless they are permitted under your plan and are Exempt or Qualified, as explained below. Exempt Withdrawals may be made without penalty at any time. Qualified Withdrawals are subject to a penalty. No Qualified Withdrawals are permitted from a five-year GRA during the first two years after the end of its offering period; this rule does not apply if the amount of the applicable penalty is less than the interest you have accrued. If you have more than one GRA and you are taking a partial withdrawal or installments, amounts held in your most recently purchased three-year or five-year GRA will be used first to make withdrawal or installment payments.

Exempt Withdrawal. Amounts may be withdrawn without penalty from a GRA prior to its maturity if:

   o you are a professional age 59 1/2 or older and you elect an installment payout of at least three years or an annuity benefit;

   o  you are not a professional and you attain age 59 1/2;

   o you are not a professional and you terminate employment (including retirement);

   o  you are disabled;

   o  you attain age 70 1/2; or

   o  you die.

If you are a participant under a plan which was adopted by an employer which is not a member of a professional association which makes the Program available as a benefit of membership, the above rules will be applied substituting the term "highly compensated" for "professional" and "non-highly compensated" for "not a professional." For this purpose, "highly compensated" shall have the meaning set forth under Provisions of the Members
Plans--Contributions to the Members Retirement Plan below.

Qualified Withdrawal. You may withdraw amounts with a penalty from a GRA prior to its maturity if you are a professional and you take a payment upon retirement after age 59 1/2 under a distribution option of less than three years duration. The interest paid to you upon withdrawal will be reduced by an amount calculated as follows:

     (i) the amount by which the three-year GRA rate being offered on the date of withdrawal exceeds the GRA rate from which the withdrawal is made, times

    (ii) the years and/or fraction of a year until maturity, times

   (iii) the amount withdrawn from the GRA.

We will make this calculation based on GRA rates without regard to deductions for the applicable Program expense charge. If the three-year GRA is not being offered at the time of withdrawal, the adjustment will be based on then current rates on U.S. Treasury notes or for a comparable option under the Program.

Your original contributions will never be reduced by this adjustment. No adjustment is made if the current three-year GRA rate is equal to or less than the rate for the GRA from which the Qualified Withdrawal is being made. A separate

                              SAI-5
adjustment is calculated for each GRA. If the interest accumulated in one GRA is insufficient to recover the amount calculated under the formula, the excess may be deducted as necessary from interest accumulated in other same duration GRAs in the same Guaranteed Rate Account.

EXAMPLE: You contribute $1,000 to a three-year GRA on January 1 with a rate of 4%. Two years later you make a Qualified Withdrawal. Your GRA balance is $1,082. The current GRA rate is 6%; (i) 6%-4%=2%, (ii) 2% x 1 year = 2%,
(iii) 2% x $1,082 = $21.64. The withdrawal proceeds would be $1,082-$21.64 = $1,060.36.

MATURING GRAS

o     Your confirmation notice lists the maturity date for each GRA you hold.


o You may arrange in advance for the reinvestment of your maturing GRAs by using the Account Investment Management (AIM) System. (Instructions must be received at least four days before the GRA matures.)


o The instructions you give us remain in effect until you change them (again, at least four days before you want the change to go into effect).

o You may have different instructions for your GRAs attributable to employer contributions than for your GRAs attributable to employee contributions.

o If you have not provided GRA maturity instructions, your maturing GRAs will be allocated to the Money Market Guarantee Account.

TYPES OF BENEFITS

Under the Members Retirement Plan, and under most self-directed prototype plans, except as provided below, you may select one or more of the following forms of distribution once you are eligible to receive benefits. Please see Benefit Distributions under Procedures for Withdrawals, Distributions and Transfers. Not all of these distribution forms may be available to you, if your employer has adopted an individually designed plan or a self-directed prototype profit sharing plan that does not offer annuity benefits. We suggest you ask your employer what types of benefits are available under your plan.

QUALIFIED JOINT AND SURVIVOR ANNUITY. An annuity providing equal monthly payments for your life and, after your death, for your surviving spouse's life. No payments will be made after you and your spouse die, even if you have received only one payment. THE LAW GENERALLY REQUIRES THAT IF THE VALUE OF YOUR VESTED BENEFITS EXCEEDS $3,500, YOU MUST RECEIVE A QUALIFIED JOINT AND SURVIVOR ANNUITY UNLESS YOUR SPOUSE CONSENTS IN WRITING TO A CONTRARY ELECTION. Please see Spousal Consent Requirements under Procedures for Withdrawals, Distributions and Transfers for an explanation of the procedures for electing not to receive a Qualified Joint and Survivor Annuity.

LUMP SUM PAYMENT. A single payment of all or part of your vested benefits. If you take a lump sum payment of only part of your balance, it must be at least $1,000. If you have more than one GRA, amounts held in your most recent GRA will first be used to make payment. IF YOUR VESTED BENEFIT IS $3,500 OR LESS, YOU WILL RECEIVE A LUMP SUM PAYMENT OF THE ENTIRE AMOUNT.

PERIODIC INSTALLMENTS. Monthly, quarterly, semi-annual or annual payments over a period of at least three years, where the initial payment on a monthly basis is at least $300. You can choose either a time-certain payout, which provides variable payments over a specified period of time, or a dollar-certain payout, which provides level payments over a variable period of time. During the installment period, your remaining Account Balance will be invested in whatever Options you designate; each payment will be drawn pro rata from all the Options you have selected. If you

                              SAI-6
have more than one GRA, amounts held in your most recently purchased three-year or five-year GRA will first be used to make installment payments. If you die before receiving all the installments, we will make the remaining payments to your beneficiary. We do not offer installments for benefits under individually designed plans or under our self-directed prototype plan.

LIFE ANNUITY. An annuity providing monthly payments for your life. No payments will be made after your death, even if you have received only one payment.

LIFE ANNUITY--PERIOD CERTAIN. An annuity providing monthly payments for your life or, if longer, a specified period of time. If you die before the end of that specified period, payments will continue to your beneficiary until the end of the period. Subject to legal limitations, you may specify a minimum payment period of 5, 10, 15 or 20 years; the longer the specified period, the smaller the monthly payments will be.

JOINT AND SURVIVOR ANNUITY. An annuity providing monthly payments for your life and that of your beneficiary. You may specify the percentage of the annuity payment to be made to your beneficiary. Subject to legal limitations, that percentage may be 100%, 75%, 50%, or any percentage you specify.

JOINT AND SURVIVOR ANNUITY--PERIOD CERTAIN. An annuity providing monthly payments for your life and that of your beneficiary or, if longer, a specified period of time. If you and your beneficiary both die before the end of the specified period, payments will continue to your contingent beneficiary until the end of the period. Subject to legal limitations, you may specify a minimum payment period of 5, 10, 15 or 20 years and the percentage of the annuity payment to be made to your beneficiary (as noted above under Joint and Survivor Annuity); the longer the specified period, the smaller the monthly payments will be.

CASH REFUND ANNUITY. An annuity providing equal monthly payments for your life with a guarantee that the sum of those payments will be at least equal to the portion of your vested benefits used to purchase the annuity. If upon your death the sum of the monthly payments to you is less than that amount, your beneficiary will receive a lump sum payment of the remaining guaranteed amount.

The cost of the fixed annuity is determined from tables in the group annuity contract which show the amounts necessary to purchase each $1 of monthly payment (after deduction of any applicable taxes and the annuity administrative charge described below). Payments depend on the annuity selected, your age, and the age of your beneficiary if you select a joint and survivor annuity. We may change the tables in the contract no more than once every five years.

The minimum amount that can be used to purchase any type of annuity is $3,500. Usually, an annuity administrative charge of $350 will be deducted from the amount used to purchase the annuity. If we give any group pension client with a qualified profit sharing plan a better annuity purchase rate than those currently available for the Program, we will also make those rates available to Program participants. The annuity administrative charge may be greater than $350 in that case.

Under a Qualified Joint and Survivor Annuity or a Cash Refund Annuity, the amount of the monthly payments is fixed at retirement and remains level throughout the distribution period. Under the Life Annuity, Life Annuity--Period Certain, Joint and Survivor Annuity and Joint and Survivor Annuity--Period Certain, you may select either fixed or variable payments. The variable payments reflect the investment performance of the Growth Equity Fund. If you are interested in a variable annuity, when you are ready to select your benefit please ask our Account Executives for our variable annuity prospectus supplement.

The chart below shows the relative financial value of the different annuity options, based on our current rates for fixed annuities. This chart is provided as a sample. The numbers provided in the Rate per $1.00 of Annuity column, which are used to calculate the monthly annuity provided, are subject to change. The example assumes the annuitant's age

                              SAI-7
is 65 1/2 years, the joint annuitant's age is the same and the amount used to purchase the annuity is $100,000. The annuity administrative charge of $350 is deducted from the purchase price of $100,000, leaving a total of $99,650 to be applied to purchase the annuity. Certain legal requirements may limit the forms of annuity available to you.

                                               AMOUNT TO BE
                                                APPLIED ON    RATE PER   MONTHLY
                                               ANNUITY FORM   $1.00 OF   ANNUITY
ANNUITY FORM                                     ELECTED      ANNUITY    PROVIDED
-------------------------------------------- -------------- ---------- ----------
Life.........................................    $99,650      $143.06    $696.56
Cash Refund..................................     99,650       150.82     660.72
5 Year Certain Life..........................     99,650       144.62     689.05
10 Year Certain Life.........................     99,650       148.55     670.82
15 Year Certain Life.........................     99,650       153.87     647.62
100% Joint & Survivor Life...................     99,650       168.01     593.12
75% Joint & Survivor Life....................     99,650       161.16     618.33*
50% Joint & Survivor Life....................     99,650       155.13     642.36*
100% Joint & Survivor--5 Year Certain
 Life**......................................     99,650       168.04     593.01
100% Joint & Survivor--10 Year Certain
 Life**......................................     99,650       168.27     592.20
100% Joint & Survivor--15 Year Certain
 Life**......................................     99,650       168.91     589.96
100% Joint & Survivor--20 Year Certain
 Life**......................................     99,650       170.10     585.83

* Represents the amount payable to the primary annuitant. A surviving joint annuitant would receive the applicable percentage of the amount paid to the primary annuitant.
** You may also elect a Joint and Survivor Annuity--Period Certain with a monthly benefit payable to the surviving joint annuitant in any percentage you specify.

PROVISIONS OF THE MEMBERS RETIREMENT PLAN

PLAN ELIGIBILITY REQUIREMENTS. Under the Members Retirement Plan, the employer specifies the eligibility requirements for its plan in the Participation Agreement. The employer may exclude any employee who has not attained a specified age (not to exceed 21) and completed a specified number of years (not to exceed two) in each of which he completed 1,000 hours of service. No more than one year of eligibility service may be required for a 401(k) arrangement.

The Members Retirement Plan provides that a sole proprietor, partner or shareholder may, upon commencement of employment or upon first becoming eligible to participate in any qualified plan of the employer, make a one-time irrevocable election not to participate in the plan or to make a reduced contribution. This election applies to all plans of the employer, now and in the future, and should be discussed with your tax advisor.

CONTRIBUTIONS TO QUALIFIED PLANS. Current federal income tax rules relating to contributions under qualified retirement plans are outlined briefly below. For purposes of this outline we have assumed that you are not a participant in any other qualified retirement plan.


The employer's contributions to the plan are deductible in the year for which they are made. As a general rule, employer contributions must be made for any year by the due date (including extensions) for filing the employer's federal income tax return for that year. However, under Department of Labor ("DOL") rules, participants' salary deferrals under a 401(k) plan must generally be contributed by the employer as soon as practicable after the payroll period for which the deferral is made, but no later than the 15th business day of the month following the month in which participant contributions are withheld or received by the employer.


If the employer contributes more to the plan than is deductible under the rules described below, the employer may be liable for a 10% penalty tax on that nondeductible amount and may risk disqualifying the plan.

CONTRIBUTIONS TO THE MEMBERS RETIREMENT PLAN. The employer makes annual contributions to its plan based on the plan's provisions.

                              SAI-8

 An employer that adopts the Members Retirement Plan as a profit sharing plan makes contributions in discretionary amounts to be determined annually. The aggregate employer contribution to the plan, including participants' salary deferrals under a 401(k) arrangement, is limited to 15% of all participants' compensation for the plan year. For plan purposes, compensation for self-employed persons does not include deductible plan contributions made on behalf of the self-employed person.


A 401(k) arrangement is available as part of the profit sharing plan. Under a 401(k) arrangement, employees are permitted to make contributions to the plan on a pre-tax basis. The maximum amount that may be contributed by highly-compensated employees is limited depending upon the amount that is contributed by non-highly compensated employees and the amount the employer designates as a nonforfeitable 401(k) contribution. In 1997, a "highly compensated" employee for this purpose is (a) an owner of more than 5% of the business, or (b) anyone with earnings of more than $80,000 from the business in 1996. For (b), the employer may elect to include only employees in the highest paid 20%. In any event, the maximum amount each employee may defer is limited to $9,500 for 1997 reduced by that employee's salary reduction contributions to simplified employee pensions (SEPs) and employee contributions to tax deferred (Section 403(b)) annuities, and contributions deductible by the employee under a trust described under Section 501(c)(18) of the Code. The maximum amount a participant may defer in a SIMPLE 401(k) plan for 1997 is $6,000.

If the employer adopts the Members Retirement Plan as a defined contribution pension plan, its contribution is equal to the percentage of each participant's compensation that is specified in the Participation Agreement.

Under either type of plan, compensation in excess of $160,000 in 1997 must be disregarded in making contributions. Contributions may be integrated with Social Security which means that contributions with respect to each participant's compensation in excess of the integration level may exceed contributions made with respect to compensation below the integration level, within limits imposed by the Code. Your Account Executive can help you determine the legally permissible contribution.

Except in the case of certain non-top heavy plans, contributions on behalf of non-key employees must be at least 3% of compensation (or, under the profit sharing plan, the percentage contributed on behalf of key employees, if less than 3%). In 1997, a "key employee" means (a) an owner of one of the ten largest (but more than 1/2%) interests in the business with earnings of more than $30,000, or (b) an officer of the business with earnings of more than $62,500 or (c) an owner of more than 5% of the business, or (d) an owner of more than 1% of the business with earnings of more than $150,000. For purposes of (b), no more than 50 employees (or, if less, the greater of three or 10% of the employees) shall be treated as officers.


Certain plans may also permit participants to make post-tax contributions. We will maintain a separate account to reflect each participant's post-tax contributions and the earnings (or losses) thereon. Post-tax contributions are now subject to complex rules under which the maximum amount that may be contributed by highly compensated employees is limited, depending on the amount contributed by non-highly compensated employees. IF THE EMPLOYER PERMITS HIGHLY-COMPENSATED EMPLOYEES TO MAKE POST-TAX CONTRIBUTIONS, THE EMPLOYER SHOULD MAKE SURE THAT ALL NON-DISCRIMINATION TESTS ARE PASSED. If an employer employs only "highly compensated" employees (as defined above), post-tax contributions may not be made to the plan. In addition, the employer may make matching contributions to certain plans, i.e., contributions which are based upon the amount of post-tax or pre-tax 401(k) contributions made by plan participants. Special non-discrimination rules also apply to matching contributions and may limit the amount of matching contributions that may be made on behalf of highly compensated employees.

Contributions on behalf of each participant are limited to the lesser of $30,000 and 25% of his earnings (excluding, in the case of self-employed persons, all deductible plan contributions). The participant's post-tax contributions are taken into account for purposes of applying this limitation.

Each participant's Account Balance equals the sum of the amounts accumulated in each Investment Option. We will maintain separate records of each participant's interest in each of the Investment Options attributable to employer

                              SAI-9
contributions, 401(k) non-elective contributions, 401(k) elective contributions, post-tax employee contributions and employer matching contributions. Any amounts rolled over from the plan of a previous employer will also be accounted for separately. Our records will also reflect each participant's degree of vesting (see below) in his Account Balance attributable to employer contributions and employer matching contributions.

The participant will receive an individual confirmation of each transaction (including the deduction of record maintenance and report fees). The participant will also receive an annual statement showing his Account Balance in each Investment Option attributable to each type of contribution. Based on information supplied by you, we will run the required special non-discrimination tests (Actual Deferral Percentage and Actual Contribution Percentage) applicable to 401(k) plans and plans that accept post-tax employee contributions or employer matching contributions.


Non-discrimination tests do not apply to SIMPLE 401(k) plans, as long as the employer makes a matching contribution equal to 100% of the amount deferred by each participant, up to 3% of compensation or a 2% non-elective contribution to all eligible employees and follows the notification and filing requirements outlined in the SIMPLE 401(k) model amendment to the Master Plan.


Elective deferrals to a 401(k) plan are subject to applicable FICA (Social Security) and FUTA (unemployment) taxes.

THE MEMBERS RETIREMENT PLAN AND SECTION 404(C) OF ERISA. The Members Retirement Plan is a participant directed individual account plan designed to comply with the requirements of Section 404(c) of ERISA. Section 404(c) of ERISA, and the related Department of Labor (DOL) regulation, provide that if a participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the participant's or beneficiary's exercise of control. This means that if the employer plan complies with Section 404(c), participants can make and are responsible for the results of their own investment decisions.

Section 404(c) plans must, among other things, make a broad range of investment choices available to participants and beneficiaries and must provide them with enough information to make informed investment decisions. The Members Retirement Plan provides the broad range of investment choices and information that are needed in order to meet the requirements of Section 404(c). Our suggested summary plan descriptions, annual reports, prospectuses, and confirmation notices provide the required investment information; it is the employer's responsibility, however, to see that this information is distributed in a timely manner to participants and beneficiaries. You should read this information carefully before making your investment decisions.

VESTING. Vesting refers to the nonforfeitable portion of a participant's Account Balance attributable to employer contributions under the Members Retirement Plan. The participant's Account Balance attributable to 401(k) contributions, post-tax employee contributions and rollover contributions is nonforfeitable at all times.

A participant will become fully vested in all benefits if still employed at death, disability, attainment of normal retirement age or upon termination of the plan. If the participant terminates employment before that time, any benefits that have not yet become vested under the plan's vesting schedule will be forfeited. The normal retirement age is 65 under the Members Retirement Plan.

Except as described below in the case of certain non-top heavy plans, benefits must vest in accordance with any of the schedules below or one at least as favorable to participants:


             SCHEDULE A   SCHEDULE B   SCHEDULE C

 YEARS OF      VESTED       VESTED       VESTED
  SERVICE    PERCENTAGE   PERCENTAGE   PERCENTAGE
---------- ------------ ------------ ------------
     1            0%           0%           0%
     2          100           20            0
     3          100           40          100
     4          100           60          100
     5          100           80          100
     6          100          100          100


                             SAI-10

 If the plan requires more than one year of service for participation, it must use Schedule A or one at least as favorable to participants.

Provided the employer plan is not "top-heavy," within the meaning of Section 416 of the Code, and provided that the plan does not require more than one year of service for participation, an employer may, in accordance with provisions of the Members Retirement Plan, instead elect one of the following vesting schedules or one at least as favorable to participants:

                SCHEDULE F   SCHEDULE G

   YEARS OF       VESTED       VESTED
    SERVICE     PERCENTAGE   PERCENTAGE
------------- ------------ ------------
 less than 3         0%           0%
       3            20            0
       4            40            0
       5            60          100
       6            80          100
       7           100          100


All contributions to a SIMPLE 401(k) plan are 100% vested and not subject to the vesting schedule above. This does not include employer and matching contributions made to a plan before amending to a SIMPLE 401(k) plan.

INVESTMENT RESTRICTIONS APPLICABLE TO THE ALLIANCE GROWTH EQUITY, AGGRESSIVE EQUITY AND BALANCED FUNDS

For an explanation of the investment restrictions applicable to the Alliance Global, Conservative Investors and Growth Investors Funds, see Investment Restrictions in The Hudson River Trust prospectus which appears behind the Members Retirement Program prospectus.

For an explanation of the investment restrictions applicable to the MFS Research, Warburg Pincus Small Company Value, T. Rowe Price Equity Income and Merrill Lynch World Strategy Funds, see Investment Restrictions in the EQ Advisors Trust Statement of Additional Information.

None of the Alliance Growth Equity, Aggressive Equity and Balanced Funds will:


   o trade in foreign exchange (except transactions incidental to the settlement of purchases or sales of securities for a Fund);

   o make an investment in order to exercise control or management over a company;

   o underwrite the securities of other companies, including purchasing securities that are restricted under the 1933 Act or rules or regulations thereunder (restricted securities cannot be sold publicly until they are registered under the 1933 Act), except as stated below;

   o make short sales, except when the Fund has, by reason of ownership of other securities, the right to obtain securities of equivalent kind and amount that will be held so long as they are in a short position;


   o trade in commodities or commodity contracts (except the Alliance Balanced Fund is not prohibited from entering into hedging transactions through the use of stock index or interest rate future contracts, as described in the prospectus);


   o purchase real estate or mortgages, except as stated below. The Funds may buy shares of real estate investment trusts listed on stock exchanges or reported on the National Association of Securities Dealers, Inc. automated quotation system ("NASDAQ");

   o have more than 5% of its assets invested in the securities of any one registered investment company. A Fund may not own more than 3% of an investment company's outstanding voting securities. Finally, total holdings of investment company securities may not exceed 10% of the value of the Fund's assets;

                             SAI-11

   o purchase any security on margin or borrow money except for short-term credits necessary for clearance of securities transactions;

   o make loans, except loans through the purchase of debt obligations or through entry into repurchase agreements; or

   o invest more than 10% of its total assets in restricted securities, real estate investments, or portfolio securities not readily marketable.


The Alliance Growth Equity and Balanced Funds will not make an investment in an industry if that investment would make the Fund's holding in that industry exceed 25% of its assets. The United States government, and its agencies and instrumentalities, are not considered members of any industry.

The Alliance Growth Equity and Aggressive Equity Funds will not purchase or write puts and calls (options).


HOW WE VALUE THE ASSETS OF THE FUNDS

The assets of the Funds are valued as follows:

   o STOCKS listed on national securities exchanges or traded on the NASDAQ national market system are valued at the last sale price. If on a particular day there is no sale, they are valued at the latest available bid price reported on a composite tape. Other unlisted securities reported on the NASDAQ system are valued at inside (highest) quoted bid prices.

   o FOREIGN SECURITIES not traded directly, or in American Depository Receipt (ADR) form, in the United States, are valued at the last sale price in the local currency or an exchange in the country of origin. Foreign currency is converted into dollars at current exchange rates.

   o UNITED STATES TREASURY SECURITIES and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

   o LONG-TERM PUBLICLY TRADED CORPORATE BONDS (i.e., maturing in more than a year) are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where it is deemed appropriate to do so, an over-the-counter or exchange quotation may be used.

   o CONVERTIBLE PREFERRED STOCKS listed on national securities exchanges are valued at their last sale price or, if there is no sale, at the latest available bid price.

   o CONVERTIBLE BONDS and UNLISTED CONVERTIBLE PREFERRED STOCKS are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.

   o SHORT-TERM DEBT SECURITIES that mature in more than 60 days are valued at representative quoted prices. Short-term securities that mature in 60 days or less are valued at amortized cost, which approximates market value. The Funds may also acquire short-term debt securities through units in our Separate Account No. 2A. These unit values are calculated in the same way as Fund Units. The assets of Separate Account No. 2A are valued as described above.

   o OPTION CONTRACTS listed on organized exchanges are valued at last sale prices or closing asked prices, in the case of calls, and at quoted bid prices, in the case of puts. The market value of a put or call will usually reflect, among other factors, the market price of the underlying security. When a Fund writes a call option, an amount equal to the premium received by the Fund is included in the Fund's financial statements as an asset

                             SAI-12
      and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the last offering price. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase or sales transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received, or reduced by the price paid for the option.

Our investment officers determine in good faith the fair market value of securities and other assets that do not have a readily available market price in accordance with accepted accounting practices and applicable laws and regulations.

SUMMARY OF UNIT VALUES FOR THE FUNDS


Set forth below are Unit Values for the Funds, computed to the nearest cent on the last business day of the periods specified. The value of a Alliance Growth Equity Fund Unit was established at $10.00 on January 1, 1968, for the National Association of Realtors Members Retirement Program (NAR Program), which was merged into the Members Retirement Program on December 27, 1984. The Alliance Aggressive Equity Fund and Balanced Fund Unit Values under the Program were established at $10.00 on May 1, 1985, the date on which the Funds were first made available under the Program. The Alliance Global, Conservative Investors and Growth Investors Unit Values under the Program were established at $10.00 on July 1, 1993, the date on which these Funds were first made available under the Program. The MFS Research, Warburg Pincus Small Company Value, T. Rowe Price Equity Income and Merrill Lynch World Strategy Fund Unit Values under the Program will be established at $10.00 on August 1, 1997, the date on which these Funds become available under the Program.

The Alliance Global, Conservative Investors and Growth Investors Fund Unit Values before July 1, 1993 reflect hypothetical performance based on (1) the actual performance of the Alliance Global Portfolio since August 27, 1987 and the Alliance Conservative Investors and Growth Investors Portfolios since October 2, 1989, respectively, the dates each commenced operations, and (2) the deduction of the Program Expense Charge, the financial accounting fee and the daily accrual of direct expenses attributable to the Alliance Growth Equity Fund. Since July 1, 1993, they reflect actual performance. See Deductions and Charges in the prospectus for a description of the charges which will apply.


                           UNIT VALUES OF THE FUNDS


                                                                  CONSERVATIVE    GROWTH
 LAST BUSINESS      GROWTH      AGGRESSIVE    BALANCED   GLOBAL    INVESTORS     INVESTORS
     DAY OF       EQUITY FUND   EQUITY FUND     FUND    FUND(1)     FUND(1)       FUND(1)
--------------- ------------- ------------- ---------- -------- -------------- -----------
1987............    $ 64.52       $10.77       $11.84    $ 5.25        --           --
1988............      74.54        10.85        13.42      5.74        --           --
1989............     106.57        15.75        16.76      7.20      $ 7.23       $ 5.52
1990............      93.41        16.93        16.45      6.67        7.59         6.04
1991............     140.45        31.33        22.97      8.61        8.99         8.90
1992............     140.51        30.01        22.07      8.45        9.38         9.21
1993............     165.88        33.95        24.45     11.05       10.22        10.49
1994............     161.15        32.21        22.19     11.45        9.62         9.98
1995............     209.90        41.74        26.39     13.38       11.39        12.40
1996............     244.25        50.46        29.02     15.11       11.81        13.76
March 1997 .....     236.39        48.97        28.49     14.57       11.66        13.46



(1) Unit Values reflect hypothetical performance through July 1, 1993 and actual performance thereafter.


                             SAI-13

 FUND TRANSACTIONS


The Alliance Growth Equity, Aggressive Equity and Balanced Funds are charged for securities brokers' commission, transfer taxes and other fees relating to securities transactions. Transactions in equity securities for each of these Funds are executed primarily through brokers that receive a commission paid by the Fund. The brokers are selected by Alliance Capital Management L.P. ("Alliance") and Equitable Life. For 1996, 1995 and 1994, the Alliance Growth Equity Fund paid $5,682,578, $6,044,623 and $4,738,796, respectively, in brokerage commissions; the Alliance Aggressive Equity Fund paid $1,268,209, $1,547,073 and $908,990, respectively, in brokerage commissions; and the Alliance Balanced Fund paid $931,317, $1,016,342 and $801,704, respectively, in brokerage commissions. Similar fees are paid by the corresponding Hudson River Trust Portfolios in which the Alliance Global, Conservative Investors and Growth Investors Funds invest. Similar fees are paid by the corresponding EQ Advisors Trust Portfolios in which the MFS Research, Warburg Pincus Small Company Value, T. Rowe Price Equity Income and Merrill Lynch World Strategy Funds invest, but not for this period since these Funds were not in existence.


Alliance and Equitable Life seek to obtain the best price and execution of all orders placed for the portfolios of the Funds, considering all the circumstances. If transactions are executed in the over-the-counter market, they will deal with the principal market makers, unless more favorable prices or better execution is otherwise obtainable. There are occasions on which portfolio transactions for the Funds may be executed as part of concurrent authorizations to purchase or sell the same security for certain other accounts or clients advised by Alliance and Equitable Life. These concurrent authorizations potentially can be either advantageous or disadvantageous to the Funds. When these concurrent authorizations occur, the objective is to allocate the executions among the Funds and the other accounts in a fair manner.

We also consider the amount and quality of securities research services provided by a broker. Typical research services include general economic information and analyses and specific information on and analyses of companies, industries and markets. Factors in evaluating research services include the diversity of sources used by the broker and the broker's experience, analytical ability, and professional stature. The receipt of research services from brokers tends to reduce our expenses in managing the Funds. This is taken into account when setting the expense charges.


Brokers who provide research services may charge somewhat higher commissions than those who do not. However, we will select only brokers whose commissions we believe are reasonable in all the circumstances. Of the brokerage commissions paid by the Alliance Growth Equity, Aggressive Equity and Balanced Funds during 1996, $5,463,647, $1,242,539 and $821,445, respectively, were paid to brokers providing research services on transactions of $3,287,148,404, $553,297,591 and $452,035,380, respectively.


We periodically evaluate the services provided by brokers and prepare internal proposals for allocating among those various brokers business for all the accounts we manage or advise. That evaluation involves consideration of the overall capacity of the broker to execute transactions, its financial condition, its past performance and the value of research services provided by the broker in servicing the various accounts advised or managed by us. We have no binding agreements with any firm as to the amount of brokerage business which the firm may expect to receive for research services or otherwise. There may, however, be understandings with certain firms that we will continue to receive services from such firms only if such firms are allocated a certain amount of brokerage business. We may try to allocate such amounts of business to such firms to the extent possible in accordance with the policies described above.

Research information obtained by us may be used in servicing all accounts under our management, including our general account. Similarly, not all research provided by a broker or dealer with which the Funds transact business will necessarily be used in connection with those Funds.

Transactions for the Funds in the over-the-counter market are normally executed as principal transactions with a dealer that is a principal market-maker in the security, unless a better price or better execution can be obtained from

                             SAI-14
another source. Under these circumstances, the Funds pay no commission. Similarly, portfolio transactions in money market and debt securities will normally be executed through dealers or underwriters under circumstances where the Fund pays no commission.

When making securities transactions for Funds that do not involve paying a brokerage commission (such as the purchase of short-term debt securities), we seek to obtain prompt execution in an effective manner at the best price. Subject to this general objective, we may give orders to dealers or underwriters who provide investment research. None of the Funds will pay a higher price, however, and the fact that we may benefit from such research is not considered in setting the expense charges.

In addition to using brokers and dealers to execute portfolio securities transactions for accounts we manage, we may enter into other types of business transactions with brokers or dealers. These other transactions will be unrelated to allocation of the Funds' portfolio transactions.

INVESTMENT MANAGEMENT AND FINANCIAL ACCOUNTING FEE


The table below shows the amount we received under the investment management and financial accounting fee under the Program during each of the last three years. See Part VII: Deductions and Charges in the prospectus. No investment management or financial accounting fees were received for the MFS Research, Warburg Pincus Small Company Value, T. Rowe Price Equity Income and Merrill Lynch World Strategy Funds for 1996 because they were not in existence.



 FUND                              1996       1995       1994
------------------------------ ---------- ---------- ----------
Alliance Growth Equity.........  $256,818   $199,240   $171,628
Alliance Aggressive Equity ....   119,359     73,380     56,470
Alliance Balanced..............    64,630     54,768     50,964
Alliance Global................    14,005      8,833      5,753
Alliance Conservative
 Investors.....................    21,570      4,253      3,816
Alliance Growth Investors .....     7,186      4,880      3,901




UNDERWRITER

EQ Financial Consultants, Inc. ("EQ Financial"), a wholly-owned subsidiary of Equitable Life, may be deemed to be the principal underwriter of separate account units under the group annuity contract. EQ Financial is registered with the SEC as a broker-dealer under the 1934 Act and is a member of the National Association of Securities Dealers, Inc. EQ Financial's principal business address is 1755 Broadway, New York, NY 10019. The offering of the units under the contract is continuous. No underwriting commissions have been paid during any of the last three fiscal years with respect to units of interest under the contract. See Part VII: Deductions and Charges in the prospectus.


                             SAI-15

 OUR MANAGEMENT

Equitable Life is managed by a Board of Directors which is elected by its shareholders. Its directors and certain of its executive officers and their principal occupations are as follows:


DIRECTORS
NAME                                                           PRINCIPAL OCCUPATION
----------------------------- ------------------------------------------------------------------------------------
Claude Bebear                 Chairman of the Executive Board, AXA-UAP

Christopher Brocksom          Retired Chief Executive Officer, AXA-UAP Equity & Law Life Assurance Society PLC

Francoise Colloc'h            Senior Executive Vice President Human Resources and Communications, AXA-UAP

Henri de Castries             Senior Executive Vice President, Financial Services and Life Insurance Activities,
                              AXA-UAP

Joseph L. Dionne              Chairman and Chief Executive Officer, The McGraw-Hill Companies

William T. Esrey              Chairman and Chief Executive Officer, Sprint Corporation

Jean-Rene Fourtou             Chairman and Chief Executive Officer, Rhone Paulenc, S.A.

Norman C. Francis             President, Xavier University of Louisiana

Donald J. Greene              Counselor-at-Law, Partner, Le Boeuf, Lamb, Greene & MacRae

John T. Hartley               Retired Chairman and Chief Executive Officer, Harris Corporation

John H. F. Haskell, Jr.       Director and Managing Director, Dillon, Read & Co., Inc.

Mary R. (Nina) Henderson      President, CPC Specialty Markets Group of CPC International, Inc.

W. Edwin Jarmain              President, Jarmain Group Inc.

G. Donald Johnston, Jr.       Retired Chairman and Chief Executive Officer, JWT Group, Inc.

Winthrop Knowlton             Chairman, Knowlton Brothers, Inc.

Arthur L. Liman               Counselor-at-Law, Partner, Paul, Weiss, Rifkind, Wharton & Garrison

George T. Lowy                Counselor-at-Law, Partner, Cravath, Swaine & Moore

Didier Pineau-Valencienne     Chairman and Chief Executive Officer, Schneider, S.A.

George J. Sella, Jr.          Retired Chairman of the Board and Chief Executive Officer, American Cyanamid
                               Company

Dave H. Williams              Chairman and Chief Executive Officer, Alliance Capital Management, L.P.


                             SAI-16

 Unless otherwise indicated, the following persons have been involved in the management of Equitable Life in various executive positions during the last five years.


OFFICER-DIRECTORS
NAME                                                  PRINCIPAL OCCUPATION
----------------------- ------------------------------------------------------------------------------
William T. McCaffrey    Senior Executive Vice President and Chief Operating Officer

Joseph J. Melone        Director, President and Chief Executive Officer, The Equitable Companies
                          Incorporated, Chairman, Chief Executive Officer and President, Equitable Life
OTHER OFFICERS
NAME                                                 PRINCIPAL OCCUPATION*
-----------------------   -----------------------------------------------------------------------------
 Stanley B. Tulin         Senior Executive Vice President and Chief Financial Officer; prior thereto,
                          Chairman, Insurance Consulting and Actuarial Practice, Coopers & Lybrand

 Robert E. Garber         Executive Vice President and General Counsel

 Peter D. Noris           Executive Vice President and Chief Investment Officer. Prior to May 1995,
                          Vice President/Manager, Insurance Company Investment Strategies Group,
                          Salomon Brothers, Inc. Prior to November 1992, as Principal, Fixed Income
                          Insurance Group, Morgan Stanley & Company

 Jose Suquet              Executive Vice President and Chief Agency Officer

 Gordon G. Dinsmore       Senior Vice President and Chief Valuation Actuary

 Alvin H. Fenichel        Senior Vice President and Controller

 Kevin R. Byrne           Vice President and Treasurer

 Paul J. Flora            Senior Vice President and Auditor

 Pauline Sherman          Vice President, Secretary and Associate General Counsel


------------
* Current positions listed are with Equitable Life unless otherwise specified.


                             SAI-17

 FINANCIAL STATEMENTS

The financial statements of Equitable Life included in this Statement of Additional Information should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the group annuity contract. They should not be considered as bearing upon the investment experience of the Funds. The financial statements of Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled) and 51 (Pooled) reflect applicable fees, charges and other expenses under the Program as in effect during the periods covered, as well as the charges against the accounts made in accordance with the terms of all other contracts participating in the respective separate accounts, if applicable.


Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled) and 51 (Pooled):
  Report of Independent Accountants--Price Waterhouse LLP............................................   SAI-19
Separate Account No. 3 (Pooled)(The Alliance Aggressive Equity Fund):
  Statement of Assets and Liabilities, December 31, 1996.............................................   SAI-20
  Statements of Operations and Changes in Net Assets for the Years Ended
   December 31, 1996 and 1995........................................................................   SAI-21
  Portfolio of Investments, December 31, 1996........................................................   SAI-22
Separate Account No. 4 (Pooled)(The Alliance Growth Equity Fund):
  Statement of Assets and Liabilities, December 31, 1996.............................................   SAI-26
  Statements of Operations and Changes in Net Assets for the Years Ended
   December 31, 1996 and 1995........................................................................   SAI-27
  Portfolio of Investments, December 31, 1996........................................................   SAI-28
Separate Account No. 10 (Pooled)(The Alliance Balanced Fund):
  Statement of Assets and Liabilities, December 31, 1996.............................................   SAI-33
  Statements of Operations and Changes in Net Assets for the Years Ended
   December 31, 1996 and 1995........................................................................   SAI-34
  Portfolio of Investments, December 31, 1996........................................................   SAI-35
Separate Account No. 51 (Pooled)(The Alliance Global, Conservative Investors and Growth Investors
 Funds):
  Statements of Assets and Liabilities, December 31, 1996............................................   SAI-51
  Statements of Operations and Changes in Net Assets for the year ended December 31, 1996   and
   1995..............................................................................................   SAI-52
Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled) and 51 (Pooled):
  Notes to Financial Statements......................................................................   SAI-53
The Equitable Life Assurance Society of the United States:
  Report of Independent Accountants--Price Waterhouse LLP............................................   SAI-56
  Consolidated Balance Sheets, December 31, 1996 and 1995............................................   SAI-57
  Consolidated Statements of Earnings Years Ended
   December 31, 1996, 1995 and 1994..................................................................   SAI-58
  Consolidated Statement of Shareholder's Equity Years Ended
   December 31, 1996, 1995 and 1994..................................................................   SAI-59
  Consolidated Statements of Cash Flows for the Years Ended
   December 31, 1996, 1995 and 1994..................................................................   SAI-60
  Notes to Consolidated Financial Statements.........................................................   SAI-61


                             SAI-18

                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and the Participants in the Members Retirement Program


In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Separate Account Nos. 3, 4, 10 and the Global Fund, Conservative Investors Fund and Growth Investors Fund (constituting Separate Account No. 51, hereafter referred to as "Separate Account No. 51") of The Equitable Life Assurance Society of the United States ("Equitable Life") at December 31, 1996 and each of their results of operations and changes in net assets for each of the two years in the period then ended for Separate Account Nos. 3, 4, 10 and 51, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers, the application of alternative auditing procedures where confirmations from brokers were not received and confirmation of shares owned in The Hudson River Trust with the transfer agent, provide a reasonable basis for the opinion expressed above.

Our audit was conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The selected per unit information (appearing under "Condensed Fund Financial Information" in the prospectus) is presented for the purpose of satisfying regulatory reporting requirements and is not a required part of the basic financial statements. Such selected per unit information has been subjected to auditing procedures applied during the audit of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

Price Waterhouse LLP
New York, New York
February 10, 1997


                             SAI-19

SEPARATE ACCOUNT NO. 3 (POOLED) (THE ALLIANCE AGGRESSIVE EQUITY FUND) OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Statement of Assets and Liabilities
December 31, 1996



-----------------------------------------------------------------------------------------------------------
 ASSETS:
Investments (Notes 2 and 3):
 Common stocks--at market value (cost: $373,457,990) ........................................  $429,928,523
 Participation in Separate Account No. 2A--at amortized cost, which approximates market
 value, equivalent to 92,858 units at $255.57 ...............................................    23,732,041
Cash.........................................................................................        29,501
Receivables:
 Securities sold ............................................................................       274,498
 Dividends...................................................................................        31,519
-------------------------------------------------------------------------------------------- --------------
    Total assets.............................................................................   453,996,082
-------------------------------------------------------------------------------------------- --------------
LIABILITIES:
Payables:
 Securities purchased .......................................................................     2,701,994
 Due to Equitable Life's General Account ....................................................     7,596,637
 Investment management fees payable .........................................................         3,829
Accrued expenses ............................................................................       166,762
-------------------------------------------------------------------------------------------- --------------
    Total liabilities .......................................................................    10,469,222
-------------------------------------------------------------------------------------------- --------------
NET ASSETS ..................................................................................  $443,526,860
============================================================================================ ==============



See Notes to Financial Statements.


                             SAI-20

SEPARATE ACCOUNT NO. 3 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Statements of Operations and Changes in Net Assets



--------------------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                                                     1996            1995
--------------------------------------------------------------------------------------------- ---------------
FROM OPERATIONS:
INVESTMENT INCOME (Note 2):
Dividends (net of foreign taxes withheld--1996: $-0-and 1995: $21,522)  ......   $     888,868   $   1,552,241
Interest .....................................................................       1,847,954         729,465
------------------------------------------------------------------------------ --------------- ---------------
Total ........................................................................       2,736,822       2,281,706
EXPENSES (NOTE 4) ............................................................      (5,268,842)     (4,967,053)
------------------------------------------------------------------------------ --------------- ---------------
NET INVESTMENT LOSS ..........................................................      (2,532,020)     (2,685,347)
------------------------------------------------------------------------------ --------------- ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 2):
Realized gain from security and foreign currency transactions ................      83,136,492      75,694,748
------------------------------------------------------------------------------ --------------- ---------------
Unrealized appreciation (depreciation) of investments:
 Beginning of year ...........................................................      62,843,978      42,542,366
 End of year .................................................................      56,470,533      62,843,978
------------------------------------------------------------------------------ --------------- ---------------
Change in unrealized appreciation/depreciation ...............................      (6,373,445)     20,301,612
------------------------------------------------------------------------------ --------------- ---------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ..............................      76,763,047      95,996,360
------------------------------------------------------------------------------ --------------- ---------------
Increase in net assets attributable to operations ............................      74,231,027      93,311,013
------------------------------------------------------------------------------ --------------- ---------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions ................................................................     226,778,696     205,540,949
Withdrawals ..................................................................    (199,186,117)   (266,542,005)
------------------------------------------------------------------------------ --------------- ---------------
Increase (decrease) in net assets attributable to contributions and
 withdrawals .................................................................      27,592,579     (61,001,056)
------------------------------------------------------------------------------ --------------- ---------------
INCREASE IN NET ASSETS .......................................................     101,823,606      32,309,957
NET ASSETS--BEGINNING OF YEAR ................................................     341,703,254     309,393,297
------------------------------------------------------------------------------ --------------- ---------------
NET ASSETS--END OF YEAR ......................................................   $ 443,526,860   $ 341,703,254
============================================================================== =============== ===============



See Notes to Financial Statements.


                             SAI-21

SEPARATE ACCOUNT NO. 3 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Portfolio of Investments
December 31, 1996



--------------------------------------------------------------------------------
                                                        NUMBER OF      VALUE
                                                         SHARES       (NOTE 3)
----------------------------------------------------- ----------- --------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS-SPECIALTY (4.5%)
Crompton & Knowles Corp. .............................   399,100    $ 7,682,675
Cytec Industries, Inc.* ..............................   243,900      9,908,438
IDEXX Laboratories, Inc.* ............................    64,700      2,329,200
                                                                  --------------
                                                                     19,920,313
                                                                  --------------
METALS & MINING (2.0%)
Cyprus Amax Minerals Co. .............................   106,700      2,494,112
Kaiser Aluminium Corp.* ..............................    94,100      1,093,913
Titanium Metals Corp.* ...............................   163,600      5,378,350
                                                                  --------------
                                                                      8,966,375
                                                                  --------------
STEEL (2.3%)
AK Steel Holding Corp. ...............................   155,000      6,141,875
Worthington Industries, Inc. .........................   230,400      4,176,000
                                                                  --------------
                                                                     10,317,875
                                                                  --------------
TOTAL BASIC MATERIALS (8.8%) .........................               39,204,563
                                                                  --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (6.9%)
Philip Environmental, Inc.* ..........................   190,700      2,765,150
Republic Industries, Inc.* ...........................   314,700      9,814,706
USA Waste Services, Inc.* ............................   414,000     13,196,250
Wheelabrator Technologies, Inc. ......................   309,000      5,021,250
                                                                  --------------
                                                                     30,797,356
                                                                  --------------
PRINTING, PUBLISHING & BROADCASTING (4.1%)
Comcast Corp. (Class A) ..............................   602,700     10,735,594
Evergreen Media Corp. (Class A)* .....................   297,400      7,435,000
                                                                  --------------
                                                                     18,170,594
                                                                  --------------
TRUCKING, SHIPPING (1.6%)
Xtra Corp. ...........................................   159,800      6,931,325
                                                                  --------------
TOTAL BUSINESS SERVICES (12.6%) ......................               55,899,275
                                                                  --------------
CONSUMER CYCLICALS
AIRLINES (4.0%)
America West Airlines, Inc. (Class B)* ...............   241,400      3,832,225
Continental Airlines Inc. (Class B)* .................   198,800      5,616,100
Delta Air Lines, Inc. ................................    66,500      4,713,187
Northwest Airlines Corp. (Class A)* ..................    94,500      3,697,313
                                                                  --------------
                                                                     17,858,825
                                                                  --------------
APPAREL, TEXTILE (8.7%)
Mohawk Industries, Inc.* .............................   145,100      3,192,200
Nine West Group, Inc.* ...............................   364,100     16,885,138
Polymer Group, Inc.* .................................   299,000      4,148,625
Shaw Industries, Inc. ................................   302,900      3,559,075
Tommy Hilfiger Corp.* ................................   131,800      6,326,400
Unifi, Inc. ..........................................   145,700      4,680,612
                                                                  --------------
                                                                     38,792,050
                                                                  --------------

                             SAI-22

SEPARATE ACCOUNT NO. 3 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Portfolio of Investments (Continued)
December 31, 1996

--------------------------------------------------------------------------------
                                                        NUMBER OF      VALUE
                                                         SHARES       (NOTE 3)
-----------------------------------------------------  ----------- --------------
AUTO-RELATED (0.9%)
NAL Financial Group, Inc.* ...........................   400,000    $  3,850,000
                                                                  --------------
FOOD SERVICES, LODGING (6.5%)
Choice Hotels International, Inc.* ...................   202,700       3,572,588
Doubletree Corp.* ....................................    69,300       3,118,500
Extended Stay America, Inc.* .........................   184,100       3,705,012
Host Marriott Corp.* .................................   893,900      14,302,400
La Quinta Motor Inns, Inc. ...........................    76,200       1,457,325
Studio Plus Hotels, Inc.* ............................    53,200         837,900
Suburban Lodges of America, Inc.* ....................   123,400       1,974,400
                                                                  --------------
                                                                      28,968,125
                                                                  --------------
HOUSEHOLD FURNITURE, APPLIANCES (2.1%)
Industrie Natuzzi (ADR) ..............................   254,000       5,842,000
Sunbeam Corp. ........................................   138,300       3,561,225
                                                                  --------------
                                                                       9,403,225
                                                                  --------------
LEISURE-RELATED (5.7%)
Electronic Arts, Inc.* ...............................    88,000       2,634,500
Harman International Industries, Inc. ................   175,700       9,773,313
Hasbro, Inc. .........................................   226,900       8,820,737
ITT Corp.* ...........................................    95,200       4,129,300
                                                                  --------------
                                                                      25,357,850
                                                                  --------------
RETAIL-GENERAL (3.4%)
AutoZone, Inc.* ......................................   168,500       4,633,750
Circuit City Stores, Inc. ............................   254,500       7,666,813
Pep Boys Manny Moe & Jack ............................    80,800       2,484,600
                                                                  --------------
                                                                      14,785,163
                                                                  --------------
TOTAL CONSUMER CYCLICALS (31.3%) .....................               139,015,238
                                                                  --------------
CONSUMER NONCYCLICALS
DRUGS (3.9%)
Biogen, Inc.* ........................................   192,600       7,463,250
Centocor, Inc.* ......................................   216,400       7,736,300
MedImmune, Inc.* .....................................   120,900       2,055,300
                                                                  --------------
                                                                      17,254,850
                                                                  --------------
HOSPITAL SUPPLIES & SERVICES (8.0%)
Health Management Association, Inc. (Class A)*  ......   173,900       3,912,750
Healthsouth Corp.* ...................................   364,925      14,095,228
Manor Care, Inc. .....................................   202,700       5,472,900
Saint Jude Medical, Inc.* ............................   284,850      12,141,731
                                                                  --------------
                                                                      35,622,609
                                                                  --------------
SOAPS & TOILETRIES (1.7%)
Dial Corp. ...........................................   293,200       4,324,700
Estee Lauder Cos. (Class A) ..........................    57,100       2,904,963
                                                                  --------------
                                                                       7,229,663
                                                                  --------------
TOTAL CONSUMER NONCYCLICALS (13.6%) ..................                60,107,122
                                                                  --------------

                             SAI-23

SEPARATE ACCOUNT NO. 3 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Portfolio of Investments (Continued)
December 31, 1996

--------------------------------------------------------------------------------
                                                        NUMBER OF      VALUE
                                                         SHARES       (NOTE 3)
-----------------------------------------------------  ----------- --------------
CREDIT-SENSITIVE
FINANCIAL SERVICES (1.1%)
Aames Financial Corp. ................................   130,300    $ 4,674,512
                                                                  --------------
INSURANCE (3.2%)
CNA Financial Corp.* .................................   132,500     14,177,500
                                                                  --------------
UTILITY-TELEPHONE (2.7%)
Telephone & Data Systems, Inc. .......................   336,300     12,190,875
                                                                  --------------
TOTAL CREDIT-SENSITIVE (7.0%) ........................               31,042,887
                                                                  --------------
ENERGY
OIL-DOMESTIC (4.9%)
Oryx Energy Co.* .....................................   245,900      6,086,025
Ultramar Diamond Shamrock Corp. ......................   489,880     15,492,455
                                                                  --------------
                                                                     21,578,480
                                                                  --------------
OIL-SUPPLIES & CONSTRUCTION (4.6%)
Diamond Offshore Drilling, Inc.* .....................   188,104     10,721,927
Rowan Cos, Inc.* .....................................   442,300     10,007,038
                                                                  --------------
                                                                     20,728,965
                                                                  --------------
TOTAL ENERGY (9.5%) ..................................               42,307,445
                                                                  --------------
TECHNOLOGY
ELECTRONICS (3.1%)
American Power Conversion Corp.* .....................    22,000        599,500
DT Industries, Inc. ..................................    68,100      2,383,500
Pairgain Technologies, Inc.* .........................    22,600        687,887
Parametric Technology Corp.* .........................   157,600      8,096,700
Xylan Corp.* .........................................    65,900      1,861,675
                                                                  --------------
                                                                     13,629,262
                                                                  --------------
OFFICE EQUIPMENT (2.0%)
Read-Rite Corp.* .....................................   108,300      2,734,575
Storage Technology Corp.* ............................    73,400      3,495,675
Symantec Corp.* ......................................   175,500      2,544,750
                                                                  --------------
                                                                      8,775,000
                                                                  --------------
OFFICE EQUIPMENT SERVICES (4.2%)
Baan Company N.V.* ...................................   110,000      3,822,500
Fore Systems, Inc.* ..................................   128,500      4,224,437
Informix Corp.* ......................................   165,000      3,361,875
Premisys Communications, Inc.* .......................   104,100      3,513,375
Sterling Commerce, Inc.* .............................   105,907      3,733,222
                                                                  --------------
                                                                     18,655,409
                                                                  --------------

                             SAI-24

SEPARATE ACCOUNT NO. 3 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Portfolio of Investments (Continued)
December 31, 1996

--------------------------------------------------------------------------------
                                                        NUMBER OF      VALUE
                                                         SHARES       (NOTE 3)
-----------------------------------------------------  ----------- --------------
TELECOMMUNICATIONS (4.8%)
American Satellite Network-Rights* ...................     9,550    $          0
Andrew Corp.* ........................................    81,900       4,345,819
Glenayre Technologies, Inc.* .........................   157,600       3,398,250
Millicom International Cellular S.A.* ................   153,460       4,929,903
Tellabs, Inc.* .......................................    79,400       2,987,425
U.S. Cellular Corp.* .................................   125,700       3,503,887
Vanguard Cellular Systems, Inc. (Class A)*  ..........   135,050       2,127,038
                                                                  --------------
                                                                      21,292,322
                                                                  --------------
TOTAL TECHNOLOGY (14.1%) .............................                62,351,993
                                                                  --------------
TOTAL COMMON STOCKS (96.9%)
 (Cost $373,457,990) .................................               429,928,523
                                                                  --------------
PARTICIPATION IN SEPARATE ACCOUNT NO. 2A,
 at amortized cost, which approximates
 market value, equivalent to 92,858 units
 at $255.57 each (5.4%) ..............................                23,732,041
                                                                  --------------
TOTAL INVESTMENTS (102.3%)
 (Cost/Amortized Cost $397,190,031) ..................               453,660,564
LIABILITIES IN EXCESS OF CASH AND RECEIVABLES (-2.3%)
                                                                     (10,133,704)
                                                                  --------------
NET ASSETS (100.0%) ..................................              $443,526,860
                                                                  ==============



* Non-income producing.

See Notes to Financial Statements.


                             SAI-25

SEPARATE ACCOUNT NO. 4 (POOLED) (THE ALLIANCE GROWTH EQUITY FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Statement of Assets and Liabilities
December 31, 1996



------------------------------------------------------------------------------------------------------
 ASSETS:
Investments (Notes 2 and 3):
 Common stocks--at market value (cost: $1,991,952,527) ................................ $2,440,835,888
 Preferred stocks--at market value (cost: $1,742,250) .................................      1,809,000
 Long-term debt securities--at value (amortized cost: $2,863,053) .....................      2,493,750
 Participation in Separate Account No. 2A--at amortized cost, which approximates
  market   value, equivalent to 85,593 units at $255.57 ...............................     21,875,326
Cash...................................................................................      2,419,444
Receivables:
 Securities sold ......................................................................     18,681,125
 Dividends.............................................................................        474,057
--------------------------------------------------------------------------------------- --------------
 Total assets..........................................................................  2,488,588,590
--------------------------------------------------------------------------------------- --------------
LIABILITIES:
Payables:
 Securities purchased .................................................................     13,390,630
 Due to Equitable Life's General Account ..............................................     15,548,100
 Investment management fees payable ...................................................          7,688
Accrued expenses ......................................................................        475,122
Amount retained by Equitable Life in Separate Account No. 4 (Note 1)  .................        641,292
--------------------------------------------------------------------------------------- --------------
 Total liabilities.....................................................................     30,062,832
--------------------------------------------------------------------------------------- --------------
NET ASSETS (NOTE 1):
Net assets attributable to participants' accumulations ................................  2,432,753,839
Reserves and other contract liabilities attributable to annuity benefits  .............     25,771,919
--------------------------------------------------------------------------------------- --------------
NET ASSETS ............................................................................ $2,458,525,758
======================================================================================= ==============

See Notes to Financial Statements.

                             SAI-26

SEPARATE ACCOUNT NO. 4 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Statements of Operations and Changes in Net Assets


-----------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                                                                   1996           1995
---------------------------------------------------------------------------- -------------- ---------------
FROM OPERATIONS:
INVESTMENT INCOME (NOTE 2):
Dividends (net of foreign taxes withheld--1996: $62,998 and 1995: $239,657)   $   13,755,557 $   19,610,344
Interest and amortization of premium ........................................        292,364       (852,218)
---------------------------------------------------------------------------- -------------- ---------------
Total .......................................................................     14,047,921     18,758,126
EXPENSES (NOTE 4) ...........................................................    (18,524,630)   (16,007,109)
---------------------------------------------------------------------------- -------------- ---------------
NET INVESTMENT INCOME (LOSS) ................................................     (4,476,709)     2,751,017
---------------------------------------------------------------------------- -------------- ---------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 2):
Realized gain from security and foreign currency transactions  ..............    218,176,662    260,870,246
---------------------------------------------------------------------------- -------------- ---------------
Unrealized appreciation of investments
 and foreign currency transactions:
 Beginning of year ..........................................................    290,870,386     41,831,973
 End of year ................................................................    448,580,808    290,870,386
---------------------------------------------------------------------------- -------------- ---------------
Change in unrealized appreciation/depreciation ..............................    157,710,422    249,038,413
---------------------------------------------------------------------------- -------------- ---------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .............................    375,887,084    509,908,659
---------------------------------------------------------------------------- -------------- ---------------
Increase in net assets attributable to operations ...........................    371,410,375    512,659,676
---------------------------------------------------------------------------- -------------- ---------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions ...............................................................    552,427,638    422,289,107
Withdrawals .................................................................   (590,972,941)  (474,530,080)
---------------------------------------------------------------------------- -------------- ---------------
Decrease in net assets attributable to contributions and withdrawals  .......    (38,545,303)   (52,240,973)
---------------------------------------------------------------------------- -------------- ---------------
Decrease in accumulated amount retained by Equitable Life in Separate
Account  No. 4 (Note 1) .....................................................        536,145        113,489
---------------------------------------------------------------------------- -------------- ---------------
INCREASE IN NET ASSETS ......................................................    333,401,217    460,532,192
NET ASSETS--BEGINNING OF YEAR ...............................................  2,125,124,541  1,664,592,349
---------------------------------------------------------------------------- -------------- ---------------
NET ASSETS--END OF YEAR ..................................................... $2,458,525,758 $2,125,124,541
============================================================================ ============== ===============

See Notes to Financial Statements.

                             SAI-27

SEPARATE ACCOUNT NO. 4 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Portfolio of Investments
December 31, 1996


---------------------------------------------------------- ------------ ---------------
                                                             NUMBER OF        VALUE
                                                               SHARES       (NOTE 3)
---------------------------------------------------------- ------------ ---------------
COMMON STOCKS:
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (1.7%)
Republic Industries, Inc.* ................................   1,355,000  $   42,259,063
                                                                        ---------------
PRINTING, PUBLISHING & BROADCASTING (0.1%)
Australis Media Ltd. Conv. Note* ..........................  25,000,000       2,483,906
                                                                        ---------------
PROFESSIONAL SERVICES (0.7%)
Ceridian Corp.* ...........................................     170,000       6,885,000
Service Corp. International ...............................     360,000      10,080,000
                                                                        ---------------
                                                                             16,965,000
                                                                        ---------------
TOTAL BUSINESS SERVICES (2.5%) ............................                  61,707,969
                                                                        ---------------
CONSUMER CYCLICALS
AIRLINES (6.9%)
America West Airlines, Inc. (Class B)* ....................   1,250,000      19,843,750
Continental Airlines, Inc. (Class B)* .....................   1,300,000      36,725,000
Delta Air Lines, Inc. .....................................     375,000      26,578,125
KLM Royal Dutch Airlines ..................................     230,000       6,411,250
Northwest Airlines Corp. (Class A)* .......................   1,400,000      54,775,000
UAL Corp.* ................................................     400,000      25,000,000
                                                                        ---------------
                                                                            169,333,125
                                                                        ---------------
FOOD SERVICES, LODGING (1.2%)
Host Marriott Corp.* ......................................   1,000,000      16,000,000
La Quinta Motor Inns, Inc. ................................     700,000      13,387,500
                                                                        ---------------
                                                                             29,387,500
                                                                        ---------------
HOUSEHOLD FURNITURE, APPLIANCES (1.2%)
Industrie Natuzzi (ADR) ...................................   1,000,000      23,000,000
Sunbeam Corp. .............................................     255,800       6,586,850
                                                                        ---------------
                                                                             29,586,850
                                                                        ---------------
LEISURE-RELATED (0.3%)
Carnival Corp. ............................................     225,000       7,425,000
                                                                        ---------------
RETAIL--GENERAL (1.6%)
AutoZone, Inc.* ...........................................     500,000      13,750,000
CompUSA, Inc.* ............................................   1,200,000      24,750,000
                                                                        ---------------
                                                                             38,500,000
                                                                        ---------------
TOTAL CONSUMER CYCLICALS (11.2%) ..........................                 274,232,475
                                                                        ---------------

                             SAI-28

SEPARATE ACCOUNT NO. 4 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Portfolio of Investments (Continued)
December 31, 1996

---------------------------------------------------------- ------------ ---------------
                                                             NUMBER OF        VALUE
                                                               SHARES       (NOTE 3)
----------------------------------------------------------  ------------ ---------------
CONSUMER NONCYCLICALS
DRUGS (1.5%)
Centocor, Inc.* ...........................................    750,000   $   26,812,500
Geltex Pharmaceuticals, Inc.* .............................    210,000        5,092,500
MedImmune, Inc.* ..........................................    300,000        5,100,000
                                                                        ---------------
                                                                             37,005,000
                                                                        ---------------
HOSPITAL SUPPLIES & SERVICES (1.9%)
Columbia/HCA Healthcare Corp. .............................    540,000       22,005,000
Oxford Health Plans, Inc.* ................................    200,000       11,712,500
Saint Jude Medical, Inc.* .................................    310,000       13,213,750
                                                                        ---------------
                                                                             46,931,250
                                                                        ---------------
SOAPS & TOILETRIES (1.0%)
Colgate Palmolive Co. .....................................    275,000       25,368,750
                                                                        ---------------
TOBACCO (6.7%)
Loews Corp. ...............................................  1,750,000      164,937,500
                                                                        ---------------
TOTAL CONSUMER NONCYCLICALS (11.1%) .......................                 274,242,500
                                                                        ---------------
CREDIT-SENSITIVE
BANKS (1.0%)
First Union Corp. .........................................    320,000       23,680,000
                                                                        ---------------
FINANCIAL SERVICES (8.0%)
A.G. Edwards, Inc. ........................................    300,000       10,087,500
Dean Witter Discover & Co. ................................    420,000       27,825,000
Legg Mason, Inc. ..........................................    935,000       35,997,500
MBNA Corp. ................................................    900,000       37,350,000
Merrill Lynch & Co., Inc. .................................  1,000,000       81,500,000
Resource Bancshares Mortgage Group, Inc. ..................    248,800        3,545,400
                                                                        ---------------
                                                                            196,305,400
                                                                        ---------------
INSURANCE (11.4%)
CNA Financial Corp.* ......................................  1,700,000      181,900,000
IPC Holdings Ltd. .........................................    207,400        4,640,575
Life Re Corp. .............................................    721,000       27,848,625
NAC Re Corp. ..............................................    564,600       19,125,825
PMI Group, Inc. ...........................................     12,600          697,725
Travelers Group, Inc. .....................................  1,020,000       46,282,500
                                                                        ---------------
                                                                            280,495,250
                                                                        ---------------

                             SAI-29

SEPARATE ACCOUNT NO. 4 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Portfolio of Investments (Continued)
December 31, 1996

---------------------------------------------------------- ------------ ---------------
                                                             NUMBER OF        VALUE
                                                               SHARES       (NOTE 3)
----------------------------------------------------------  ------------ ---------------
UTILITY--TELEPHONE (7.8%)
Frontier Corp. ............................................    365,000   $    8,258,125
Telephone & Data Systems, Inc. ............................  4,550,000      164,937,500
WorldCom, Inc.* ...........................................    755,000       19,677,188
                                                                        ---------------
                                                                            192,872,813
                                                                        ---------------
TOTAL CREDIT-SENSITIVE (28.2%) ............................                 693,353,463
                                                                        ---------------
ENERGY
COAL & GAS PIPELINES (0.2%)
Nabors Industries, Inc.* ..................................    250,000        4,812,500
                                                                        ---------------
OIL--DOMESTIC (0.5%)
Ultramar Diamond Shamrock Corp. ...........................    408,000       12,903,000
                                                                        ---------------
OIL--INTERNATIONAL (0.0%)
Tatneft (ADR)* ............................................     19,000          912,000
                                                                        ---------------
OIL--SUPPLIES & CONSTRUCTION (8.8%)
Coflexip* .................................................     75,000        1,968,750
Diamond Offshore Drilling, Inc.* ..........................    350,000       19,950,000
ENSCO International, Inc.* ................................    550,000       26,675,000
Marine Drilling Co., Inc.* ................................     56,500        1,112,344
Noble Drilling Corp.* .....................................  1,100,000       21,862,500
Parker Drilling Co.* ......................................  4,900,000       47,162,500
Rowan Cos., Inc.* .........................................  4,000,000       90,500,000
Transocean Offshore, Inc. .................................    110,000        6,888,750
                                                                        ---------------
                                                                            216,119,844
                                                                        ---------------
TOTAL ENERGY (9.5%) .......................................                 234,747,344
                                                                        ---------------
TECHNOLOGY
ELECTRONICS (13.7%)
Applied Materials, Inc.* ..................................    250,000        8,984,375
Cisco Systems, Inc.* ......................................  3,000,000      190,875,000
IDT Corp.* ................................................    155,000        1,705,000
LSI Logic Corp.* ..........................................    210,000        5,617,500
Seagate Technology, Inc.* .................................  2,150,000       84,925,000
Teradyne, Inc.* ...........................................    603,000       14,698,125
3Com Corp.* ...............................................    400,000       29,350,000
                                                                        ---------------
                                                                            336,155,000
                                                                        ---------------
OFFICE EQUIPMENT (1.7%)
Compaq Computer Corp.* ....................................    400,000       29,700,000
Sterling Software, Inc.* ..................................    376,700       11,913,138
                                                                        ---------------
                                                                             41,613,138
                                                                        ---------------

                             SAI-30

SEPARATE ACCOUNT NO. 4 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Portfolio of Investments (Continued)
December 31, 1996

---------------------------------------------------------- ------------ ---------------
                                                             NUMBER OF        VALUE
                                                               SHARES       (NOTE 3)
----------------------------------------------------------  ------------ ---------------
OFFICE EQUIPMENT SERVICES (4.5%)
Checkfree Corp.* ..........................................    416,700   $    7,135,988
Electronic Data Systems Corp. .............................    900,000       38,925,000
Informix Corp.* ...........................................  1,150,000       23,431,250
Oracle Corp.* .............................................    400,000       16,700,000
Sterling Commerce, Inc.* ..................................    700,000       24,675,000
                                                                        ---------------
                                                                            110,867,238
                                                                        ---------------
TELECOMMUNICATIONS (16.8%)
American Online, Inc.* ....................................    150,000        4,987,500
American Satellite Network--Rights* .......................     70,000                0
Cellular Communications Puerto Rico, Inc.* ................    482,200        9,523,450
Colt Telecom Group PLC (ADR)* .............................    175,000        3,368,750
Deutsche Telekom AG (ADR)* ................................  1,300,000       26,487,500
DSC Communications Corp.* .................................    720,000       12,870,000
MFS Communications Co., Inc.* .............................    820,000       44,690,000
Millicom International Cellular S.A.* .....................  1,775,000       57,021,874
Netscape Communications Corp.* ............................    400,000       22,750,000
Nokia Corp. (ADR) .........................................    600,000       34,575,000
Palmer Wireless, Inc.* ....................................    102,000        1,071,000
Rogers Cantel Mobile Communications, Inc. (Class B)(ADR)*    1,364,100       26,429,437
Scientific Atlanta, Inc. ..................................  2,650,400       39,756,000
U.S. Cellular Corp.* ......................................  3,200,000       89,200,000
Vanguard Cellular Systems, Inc. (Class A)* ................  2,615,000       41,186,250
                                                                        ---------------
                                                                            413,916,761
                                                                        ---------------
TOTAL TECHNOLOGY (36.7%) ..................................                 902,552,137
                                                                        ---------------
TOTAL COMMON STOCKS (99.2%)
 (Cost $1,991,952,527).....................................               2,440,835,888
                                                                        ---------------
PREFERRED STOCKS:
CONSUMER CYCLICALS
AIRLINES (0.1%)
Continental Airlines Financial
 Trust 8.5% Conv., 2020 ...................................     27,000        1,809,000
                                                                        ---------------
TOTAL CONSUMER CYCLICALS (0.1%) ...........................                   1,809,000
                                                                        ---------------
TOTAL PREFERRED STOCKS (0.1%)
 (Cost $1,742,250) ........................................                   1,809,000
                                                                        ---------------

                             SAI-31

SEPARATE ACCOUNT NO. 4 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Portfolio of Investments (Continued)
December 31, 1996

------------------------------------------------------------------------ ------------ --------------
                                                                           PRINCIPAL       VALUE
                                                                             AMOUNT       (NOTE 3)
------------------------------------------------------------------------ ------------ --------------
LONG-TERM DEBT SECURITIES:
TECHNOLOGY
TELECOMMUNICATIONS (0.1%)
U.S. Cellular Corp.,
 Zero Coupon Conv., 2015 ................................................  $7,500,000  $    2,493,750
                                                                                      --------------
TOTAL TECHNOLOGY (0.1%) .................................................                   2,493,750
                                                                                      --------------
TOTAL LONG-TERM DEBT SECURITIES (0.1%)
 (Amortized Cost $2,863,053) ............................................                   2,493,750
                                                                                      --------------
PARTICIPATION IN SEPARATE ACCOUNT NO. 2A,
 at amortized cost, which approximates
 market value, equivalent to 85,593 units
 at $255.57 (0.9%) each .................................................                  21,875,326
                                                                                      --------------
TOTAL INVESTMENTS (100.3%)
 (Cost/Amortized Cost $2,018,433,156) ...................................               2,467,013,964
LIABILITIES IN EXCESS OF CASH AND RECEIVABLES (-0.3%) ...................                  (7,846,914)
AMOUNT RETAINED BY EQUITABLE LIFE IN
 SEPARATE ACCOUNT NO. 4 (0.0%)(NOTE 1) ..................................                    (641,292)
                                                                                      --------------
NET ASSETS (100.0%) .....................................................              $2,458,525,758
                                                                                      ==============
Reserves attributable to participants' accumulations ....................              $2,432,753,839
Reserves and other contract liabilities attributable to annuity benefits                   25,771,919
                                                                                      --------------
NET ASSETS ..............................................................              $2,458,525,758
                                                                                      ==============

* Non-income producing.

See Notes to Financial Statements.

                             SAI-32

SEPARATE ACCOUNT NO. 10 (POOLED) (THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Statement of Assets and Liabilities
December 31, 1996



-----------------------------------------------------------------------------------------------
ASSETS:
Investments (Notes 2 and 3):
 Common stocks -at value (cost: $129,934,036) ...................................  $150,745,399
 Preferred stocks -at value (cost: $1,439,770)...................................     2,015,395
 Long-term debt securities -at value (amortized cost: $139,089,406)  ............   141,817,397
 Participation in Separate Account No. 2A--at amortized cost, which approximates
  market value, equivalent to 88,051 units at $255.57............................    22,503,485
Cash.............................................................................        55,995
Receivables:
 Interest .......................................................................     1,847,704
 Securities sold ................................................................       487,633
 Dividends.......................................................................       205,847
-------------------------------------------------------------------------------- --------------
  Total assets...................................................................   319,678,855
-------------------------------------------------------------------------------- --------------
LIABILITIES:
Payables:
 Securities purchased ...........................................................     1,316,198
 Due to Equitable Life's General Account ........................................     4,989,608
 Investment management fees payable .............................................         3,279
Accrued expenses ................................................................       219,440
-------------------------------------------------------------------------------- --------------
  Total liabilities..............................................................     6,528,525
-------------------------------------------------------------------------------- --------------
NET ASSETS ......................................................................  $313,150,330
================================================================================ ==============



See Notes to Financial Statements.


                             SAI-33

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Statements of Operations and Changes in Net Assets


---------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                                                1996            1995
------------------------------------------------------------------------- --------------- ---------------
FROM OPERATIONS:
INVESTMENT INCOME (NOTE 2):
Interest .................................................................   $ 9,820,381     $11,113,819
Dividends (net of foreign taxes withheld --
 1996: $115,641 and 1995: $6,516) ........................................     2,417,609       3,014,441
------------------------------------------------------------------------- --------------- ---------------
Total ....................................................................    12,237,990      14,128,260
EXPENSES (NOTE 4) ........................................................    (4,691,514)     (5,349,200)
------------------------------------------------------------------------- --------------- ---------------
NET INVESTMENT INCOME ....................................................     7,546,476       8,779,060
------------------------------------------------------------------------- --------------- ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 2):
Realized gain from security and foreign currency transactions  ...........    35,223,719      16,986,767
------------------------------------------------------------------------- --------------- ---------------
Unrealized appreciation (depreciation) of investments and foreign currency transactions:
 Beginning of year .......................................................    34,125,491      (8,178,659)
 End of year .............................................................    24,115,275      34,125,491
------------------------------------------------------------------------- --------------- ---------------
Change in unrealized appreciation/depreciation ...........................   (10,010,216)     42,304,150
------------------------------------------------------------------------- --------------- ---------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ..........................    25,213,503      59,290,917
------------------------------------------------------------------------- --------------- ---------------
Increase in net assets attributable to operations ........................    32,759,979      68,069,977
------------------------------------------------------------------------- --------------- ---------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions ............................................................    68,031,967      65,614,609
Withdrawals ..............................................................  (161,825,766)   (153,764,130)
------------------------------------------------------------------------- --------------- ---------------
Decrease in net assets attributable to contributions and withdrawals  ....   (93,793,799)    (88,149,521)
------------------------------------------------------------------------- --------------- ---------------
DECREASE IN NET ASSETS ...................................................   (61,033,820)    (20,079,544)
NET ASSETS--BEGINNING OF YEAR ............................................   374,184,150     394,263,694
------------------------------------------------------------------------- --------------- ---------------
NET ASSETS--END OF YEAR ..................................................  $313,150,330    $374,184,150
========================================================================= =============== ===============



See Notes to Financial Statements.


                             SAI-34

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Portfolio of Investments
December 31, 1996


----------------------------------------------------------------------------
                                                    NUMBER OF      VALUE
                                                     SHARES       (NOTE 3)
------------------------------------------------- ----------- --------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS (0.8%)
Akzo Nobel N.V. ..................................    2,740      $  374,072
Bayer AG .........................................   10,600         430,186
Freeport-McMoran, Inc. ...........................   21,600         693,900
Holliday Chemical Holdings PLC ...................   46,500          97,981
Monsanto Co. .....................................   16,000         622,000
Olin Corp. .......................................    3,650         137,331
Toagosei Co. Ltd. ................................    9,000          31,863
UBE Industries Ltd. ..............................   15,000          42,483
                                                              --------------
                                                                  2,429,816
                                                              --------------
CHEMICALS-SPECIALTY (0.2%)
Crompton & Knowles Corp. .........................    8,600         165,550
Cytec Industries, Inc.* ..........................    8,900         361,563
NGK Insulators ...................................    7,000          66,488
                                                              --------------
                                                                    593,601
                                                              --------------
METALS & MINING (0.4%)
Century Aluminum Co. .............................    7,100         122,475
Gibraltar Steel Corp.* ...........................    5,500         144,375
Kaiser Aluminum Corp.* ...........................    7,000          81,375
Mitsubishi Materials Corp. .......................   12,000          48,493
Nippon Light Metal Co. ...........................   16,000          65,763
Pechiney SA (A Shares) ...........................    2,759         115,603
Reynolds Metals Co. ..............................    9,300         524,288
Steel Dynamics, Inc.* ............................    6,800         130,050
Western Mining Corp. Ltd. ........................   23,022         145,111
                                                              --------------
                                                                  1,377,533
                                                              --------------
PAPER (0.1%)
UPM-Kymmene Oy ...................................    6,510         136,653
Fletcher Forestry Shares .........................   18,000          30,158
                                                              --------------
                                                                    166,811
                                                              --------------
STEEL (0.3%)
NKK Corp.* .......................................   50,000         112,685
Nippon Steel Corp. ...............................   43,000         126,984
Nisshin Steel Co. Ltd. ...........................   77,000         206,778
Pohang Iron & Steel Co. Ltd. (ADR) ...............    4,000          81,000
Tokyo Steel Manufacturing Co. Ltd. ...............   19,000         270,702
Usinor Sacilor ...................................   10,000         145,514
                                                              --------------
                                                                    943,663
                                                              --------------
TOTAL BASIC MATERIALS (1.8%) .....................                5,511,424
                                                              --------------

                             SAI-35

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Portfolio of Investments (Continued)
December 31, 1996

-----------------------------------------------------------------------------
                                                    NUMBER OF      VALUE
                                                     SHARES       (NOTE 3)
-------------------------------------------------  ----------- --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.8%)
Culligan Water Technologies, Inc.* ...............    3,000      $  121,500
Philip Environmental, Inc.* ......................    8,700         126,150
Republic Industries, Inc.* .......................    7,100         221,431
Superior Services, Inc.* .........................    1,300          26,488
United States Filter Corp.* ......................    4,000         127,000
United Waste Systems, Inc.* ......................    4,000         137,500
USA Waste Services, Inc.* ........................   42,000       1,338,750
WMX Technologies, Inc. ...........................   15,000         489,375
                                                              --------------
                                                                  2,588,194
                                                              --------------
PRINTING, PUBLISHING & BROADCASTING (1.5%)
British Sky Broadcasting Group PLC ...............   22,400         200,309
Cablevision Systems Corp. (Class A)* .............   22,000         673,750
Dainippon Printing Co. Ltd. ......................   11,000         192,816
Evergreen Media Corp. (Class A)* .................    8,200         205,000
EZ Communications, Inc. (Class A)* ...............    2,200          80,575
Liberty Media Group (Class A)* ...................    3,900         111,394
New York Times Co. ...............................   21,800         828,400
Pearson PLC ......................................   13,300         170,767
Reed International ...............................   15,720         296,633
Reuters Holdings .................................   24,900         320,561
Schibsted ASA ....................................    3,160          58,314
Sinclair Broadcast Group, Inc.* ..................    3,000          78,000
Singapore Press Holdings .........................   11,000         216,966
Television Broadcasts Ltd. .......................   31,000         123,847
Time Warner, Inc. ................................   10,050         376,875
Universal Outdoor Holdings, Inc.* ................    2,800          65,800
Viacom, Inc. (Class B)* ..........................   20,722         722,680
                                                              --------------
                                                                  4,722,687
                                                              --------------
PROFESSIONAL SERVICES (0.5%)
Adecco SA ........................................      375          94,135
Ceridian Corp.* ..................................   18,400         745,200
Equity Corporation International* ................    3,300          66,000
Ha-Lo Industries, Inc.* ..........................    8,375         230,313
Interim Services, Inc.* ..........................    2,000          71,000
ISS International Service System A/S (Class B)*  .    5,150         135,594
Telespectrum Worldwide, Inc.* ....................    8,600         136,525
                                                              --------------
                                                                  1,478,767
                                                              --------------
TRUCKING, SHIPPING (0.2%)
Bergesen Dy AS (A Shares) ........................    9,450         231,529
Kamigumi Co. Ltd. ................................   11,000          72,187
Mayne Nickless Ltd. ..............................   12,000          82,029
Nippon Express Co. Ltd. ..........................   15,000         102,841
Toyo Kanetsu .....................................   13,000          45,126
Unitor ASA* ......................................    1,950          25,113
                                                              --------------
                                                                    558,825
                                                              --------------
TOTAL BUSINESS SERVICES (3.0%) ...................                9,348,473
                                                              --------------

                             SAI-36

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Portfolio of Investments (Continued)
December 31, 1996

-----------------------------------------------------------------------------
                                                    NUMBER OF      VALUE
                                                     SHARES       (NOTE 3)
-------------------------------------------------  ----------- --------------
CAPITAL GOODS
AEROSPACE (0.5%)
Boeing Co. .......................................    5,100      $  542,513
British Aerospace ................................   10,500         230,241
General Electric Co. PLC .........................   34,200         223,806
Swire Pacific Ltd. (Class A) .....................   11,000         104,887
United Technologies Corp. ........................    7,800         514,800
                                                              --------------
                                                                  1,616,247
                                                              --------------
BUILDING & CONSTRUCTION (0.5%)
American Standard Companies, Inc.* ...............   13,400         512,550
Bouygues .........................................    2,239         232,164
Daito Trust Construction Co. .....................   12,978         144,561
GTM Entrepose ....................................    2,231         103,197
Maeda Road Construction Co. ......................    5,000          57,852
Matsushita Electric Works Ltd. ...................   14,000         120,525
National House Industrial Co. ....................   10,000         132,976
Shimizu Corp. ....................................   13,000          97,099
Wimpey (George) PLC ..............................   90,900         196,987
                                                              --------------
                                                                  1,597,911
                                                              --------------
BUILDING MATERIALS & FOREST PRODUCTS (0.5%)
BPB Industries PLC ...............................   14,600          95,917
Buckeye Cellulose Corp.* .........................    2,700          71,887
Hepworth PLC .....................................   15,300          66,443
Hughes Supply, Inc. ..............................    2,800         120,750
Louisiana Pacific Corp. ..........................    8,900         188,013
Martin Marietta Materials, Inc. ..................   30,000         697,500
Rugby Group PLC ..................................   75,300         122,547
Stora Kopparbergs (Series B) .....................   14,300         195,023
                                                              --------------
                                                                  1,558,080
                                                              --------------
ELECTRICAL EQUIPMENT (0.7%)
Alcatel Alsthom ..................................      530          42,576
General Electric Co. .............................   20,900       2,066,488
Sumitomo Electric Industries .....................   11,000         153,873
                                                              --------------
                                                                  2,262,937
                                                              --------------
MACHINERY (0.5%)
Amano Corp. ......................................   14,000         149,901
Daifuku Co., Inc. ................................   11,000         138,675
Furukawa Co. Ltd. ................................   20,000          67,352
Ishikawajima Harima Heavy Industries .............   17,000          75,598
KSB AG-Vorzug ....................................    1,000         155,966
Legris Industries ................................    4,390         184,873
Mitsubishi Heavy Industries Ltd. .................   19,000         150,937
Siebe PLC ........................................   13,000         240,965
TI Group PLC .....................................   27,100         270,194
                                                              --------------
                                                                  1,434,461
                                                              --------------
TOTAL CAPITAL GOODS (2.7%) .......................                8,469,636
                                                              --------------

                             SAI-37

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Portfolio of Investments (Continued)
December 31, 1996

-----------------------------------------------------------------------------
                                                    NUMBER OF      VALUE
                                                     SHARES       (NOTE 3)
-------------------------------------------------  ----------- --------------
CONSUMER CYCLICALS
AIRLINES (0.4%)
Lufthansa AG .....................................   15,000      $  202,560
Mesa Airline, Inc.* ..............................    8,300          56,025
Northwest Airlines Corp. (Class A)* ..............   20,400         798,150
Qantas Airways Ltd. ..............................   17,000          28,376
Singapore Airlines Ltd. ..........................    3,000          27,228
                                                              --------------
                                                                  1,112,339
                                                              --------------
APPAREL, TEXTILE (0.9%)
Designer Holdings Ltd.* ..........................    5,800          93,525
Kuraray Co. Ltd. .................................   20,000         184,785
Mohawk Industries, Inc.* .........................    5,600         123,200
Nine West Group, Inc.* ...........................    4,700         217,963
Polymer Group, Inc.* .............................    5,600          77,700
Reebok International Ltd. ........................   45,500       1,911,000
Stage Stores, Inc.* ..............................    4,900          89,424
Tommy Hilfiger Corp.* ............................    3,200         153,600
Warnaco Group, Inc. (Class A) ....................    3,900         115,537
                                                              --------------
                                                                  2,966,734
                                                              --------------
AUTO-RELATED (0.2%)
Asahi Glass Co. Ltd. .............................   26,000         244,711
Magneti Marelli Spa* .............................   45,500          56,542
Miller Industries, Inc.* .........................    4,050          81,000
Sumitomo Rubber Industries, Inc. .................   10,000          74,519
Team Rental Group, Inc.* .........................    9,500         153,188
                                                              --------------
                                                                    609,960
                                                              --------------
AUTOS & TRUCKS (0.3%)
Bajaj Auto Ltd. (GDR) ............................    6,500         171,438
Honda Motor Corp. ................................    5,000         142,906
Toyota Motor Corp. ...............................   22,000         632,588
Volkswagen AG* ...................................      260         107,714
                                                              --------------
                                                                  1,054,646
                                                              --------------
FOOD SERVICES, LODGING (0.9%)
Brinker International, Inc.* .....................   47,500         760,000
Compass Group PLC* ...............................   16,900         178,775
Doubletree Corp.* ................................    4,380         197,100
Host Marriott Corp.* .............................   27,900         446,400
Innkeepers USA Trust .............................    7,500         104,063
Interstate Hotels Co.* ...........................    5,100         144,075
La Quinta Motor Inns, Inc. .......................   45,400         868,275
Suburban Lodges of America, Inc.* ................    5,500          88,000
                                                              --------------
                                                                  2,786,688
                                                              --------------
HOUSEHOLD FURNITURE, APPLIANCES (1.0%)
Electrolux B .....................................    1,770         102,786
First Brands Corp. ...............................   21,200         601,550
Industrie Natuzzi (ADR) ..........................    3,400          78,200
Matsushita Electric Industrial Co. ...............   20,000         326,397
Sunbeam Corp. ....................................   78,700       2,026,525
                                                              --------------
                                                                  3,135,458
                                                              --------------

                             SAI-38

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Portfolio of Investments (Continued)
December 31, 1996

-----------------------------------------------------------------------------
                                                    NUMBER OF      VALUE
                                                     SHARES       (NOTE 3)
-------------------------------------------------  ----------- --------------
LEISURE-RELATED (1.2%)
Carnival Corp. ...................................     2,500    $    82,500
Cyrk, Inc.* ......................................    56,500        734,500
Disney (Walt) Co. ................................    23,733      1,652,410
Harman International Industries, Inc. ............     3,100        172,438
Ladbroke Group PLC ...............................    66,800        264,345
Learning Company, Inc.* ..........................     2,800         40,250
Rank Group PLC ...................................    39,800        296,930
Resorts World BHD ................................    36,000        163,928
Salomon SA .......................................     1,700        145,803
Shimano, Inc. ....................................     7,000        119,074
                                                              --------------
                                                                  3,672,178
                                                              --------------
PHOTO & OPTICAL (0.0%)
Fuji Photo Film Co. ..............................     3,000         98,955
                                                              --------------
RETAIL-GENERAL (2.1%)
AutoZone, Inc.* ..................................    75,600      2,079,000
British Airport Author PLC .......................    31,600        263,362
CompUSA, Inc.* ...................................    65,800      1,357,125
Consolidated Stores Corp.* .......................     3,250        104,406
Dayton Hudson Corp. ..............................    24,500        961,625
Fingerhut Cos., Inc. .............................    37,000        453,250
Kingfisher PLC ...................................     9,300        100,610
Kokuyo Co. .......................................     5,000        123,478
Petco Animal Supplies, Inc.* .....................     5,450        113,088
Sainsbury (J) PLC ................................    40,600        269,861
Sears PLC ........................................   127,000        206,686
Vendex International N.V. ........................     5,700        243,676
Woolworths Ltd. ..................................   108,492        261,292
                                                              --------------
                                                                  6,537,459
                                                              --------------
TOTAL CONSUMER CYCLICALS (7.0%) ..................               21,974,417
                                                              --------------
CONSUMER NONCYCLICALS
BEVERAGES (0.7%)
Bass Breweries ...................................    16,000        225,033
Cadbury Schweppes PLC ............................    26,600        224,425
Coca-Cola Amatil Ltd. ............................    12,503        133,666
Coca-Cola Co. ....................................    22,200      1,168,275
Grand Metropolitan ...............................    30,100        236,680
Kirin Brewery Co. ................................    10,000         98,437
Lion Nathan Ltd. .................................    33,000         79,087
                                                              --------------
                                                                  2,165,603
                                                              --------------
CONTAINERS (0.6%)
Crown Cork & Seal Co., Inc. ......................    26,000      1,413,750
Hub Group, Inc. (Class A)* .......................     4,200        112,350
Schmalbach Lubeca AG* ............................       970        238,277
                                                              --------------
                                                                  1,764,377
                                                              --------------

                             SAI-39

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Portfolio of Investments (Continued)
December 31, 1996

-----------------------------------------------------------------------------
                                                    NUMBER OF      VALUE
                                                     SHARES       (NOTE 3)
-------------------------------------------------  ----------- --------------
DRUGS (3.7%)
Amgen, Inc.* .....................................   18,000     $   978,750
Apothekers Cooperatie Opg-CV .....................    2,250          64,688
Astra AB (A Shares) ..............................    5,400         266,864
Biogen, Inc.* ....................................   31,526       1,221,633
Centocor, Inc.* ..................................   41,500       1,483,625
Eisai Co. Ltd. ...................................    7,000         137,812
Geltex Pharmaceuticals, Inc.* ....................    6,100         147,925
Glaxo-Wellcome PLC ...............................   16,000         259,843
Medicis Pharmaceutical Corp. (Class A)*  .........    2,300         101,200
MedImmune, Inc.* .................................    5,000          85,000
Merck & Co., Inc. ................................   23,300       1,846,525
Novartis AG* .....................................      656         751,325
Orion-Yhtymae Oy (B Shares) ......................    6,710         258,347
Pfizer, Inc. .....................................   21,400       1,773,525
Revco D.S., Inc.* ................................   10,300         381,100
Sankyo Co. .......................................    2,000          56,645
Smithkline Beecham PLC ...........................   17,800         246,842
Santen Pharmaceutical Co. ........................    4,000          82,894
Taisho Pharmaceutical Co. ........................    6,000         141,439
Takeda Chemical Industries .......................    5,000         104,913
Yamanouchi Pharmaceutical ........................   12,000         246,611
United Natural Foods, Inc.* ......................    5,700          96,900
Warner-Lambert Co. ...............................   10,100         757,500
                                                              --------------
                                                                 11,491,906
                                                              --------------
FOODS (1.0%)
Campbell Soup Co. ................................   13,350       1,071,338
CSM N.V.* ........................................    1,000          55,535
House Foods Industry .............................    5,000          80,736
Nabisco Holdings Corp. (Class A) .................   26,920       1,046,515
Nestle AG ........................................      335         359,653
Orkla A/S 'A', ...................................    1,890         132,090
Suedzucker AG ....................................      460         224,500
Viscofan Envoltura ...............................    1,200          17,575
Yakult Honsha Co. ................................    9,000          93,256
Yamakazi Baking Co. ..............................    5,000          79,871
                                                              --------------
                                                                  3,161,069
                                                              --------------
HOSPITAL SUPPLIES & SERVICES (1.8%)
Columbia/HCA Healthcare Corp. ....................   41,500       1,691,125
Compdent Corp.* ..................................    2,700          95,175
Coventry Corp.* ..................................    8,100          75,052
Enterprise Systems, Inc.* ........................    5,700         133,950
Medtronic, Inc. ..................................   13,200         897,600
National Surgery Centers, Inc.* ..................    3,100         117,800
Oxford Health Plans, Inc.* .......................   15,400         901,863
Pacificare Health Systems, Inc. (Class B)*  ......    5,500         468,875
Rotech Medical Corp.* ............................    5,100         107,100
Steris Corp.* ....................................   23,224       1,010,244
                                                              --------------
                                                                  5,498,784
                                                              --------------

                             SAI-40

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Portfolio of Investments (Continued)
December 31, 1996

-----------------------------------------------------------------------------
                                                    NUMBER OF      VALUE
                                                     SHARES       (NOTE 3)
-------------------------------------------------  ----------- --------------
RETAIL-FOOD (0.3%)
Delhaize Freres ..................................    1,870     $   111,192
Ito Yokado Co. Ltd. ..............................    3,000         130,559
Kesko* ...........................................    2,900          40,940
Seven-Eleven Japan Ltd. ..........................    9,000         526,898
Tesco PLC ........................................    7,600          46,154
                                                              --------------
                                                                    855,743
                                                              --------------
SOAPS & TOILETRIES (0.9%)
Colgate Palmolive Co. ............................   13,600       1,254,600
Gillette Corp. ...................................   16,500       1,282,875
KAO Corp. ........................................   16,000         186,512
Shiseido Co. .....................................   12,000         138,848
                                                              --------------
                                                                  2,862,835
                                                              --------------
TOBACCO (0.9%)
BAT Industries ...................................   18,900         156,869
Hanjaya Mandala Sampoerna ........................   46,000         245,385
Japan Tobacco, Inc. ..............................       22         149,124
Philip Morris Cos., Inc. .........................   22,410       2,523,926
Tabacalera SA ....................................    3,420         147,368
                                                              --------------
                                                                  3,222,672
                                                              --------------
TOTAL CONSUMER NONCYCLICALS (9.9%) ...............               31,022,989
                                                              --------------
CREDIT-SENSITIVE
BANKS (1.7%)
AMMB Holdings BHD ................................   14,000         117,521
Banco Santander SA ...............................    1,980         126,833
Bangkok Bank Public Co. ..........................    4,000          38,681
Bank of Tokyo-Mitsubishi Bank ....................   14,000         259,908
Barclays Bank ....................................   25,500         437,059
Chase Manhattan Corp. ............................    2,000         178,500
Chiba Bank .......................................   12,000          81,858
Den Danske Bank ..................................    3,600         290,467
First Union Corp. ................................   27,800       2,057,200
Kredietbank ......................................      420         137,785
Malayan Banking Berhad ...........................   10,000         110,869
Mitsui Trust & Banking Co. .......................   38,000         296,952
National Westminster Bank* .......................   18,500         217,251
Overseas Chinese Bank ............................   14,600         181,548
Overseas Union Bank Ltd. .........................   19,000         146,645
Philippine Commercial International Bank  ........    1,000          13,118
Sparbanken Sverige AB (Shares A) .................    4,300          73,777
Sparekassen Bikuben A/S* .........................    1,700          79,700
State Bank of India (GDR)* .......................    7,000         101,500
Thai Farmers Bank Public Co. .....................   22,000         137,253
Thai Farmers Bank Public Co. -- Warrants*  .......      750             205
Tokai Bank .......................................   17,000         177,619
                                                              --------------
                                                                  5,262,249
                                                              --------------

                             SAI-41

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Portfolio of Investments (Continued)
December 31, 1996

-----------------------------------------------------------------------------
                                                    NUMBER OF      VALUE
                                                     SHARES       (NOTE 3)
-------------------------------------------------  ----------- --------------
FINANCIAL SERVICES (2.8%)
Aames Financial Corp. ............................     2,900     $  104,038
American Express Co. .............................    30,700      1,734,550
Beneficial Corp. .................................     5,750        364,406
Daiwa Securities Co. Ltd. ........................     6,000         53,363
Dean Witter Discover & Co. .......................    27,900      1,848,375
Hambrecht & Quist Group* .........................     4,900        105,963
Incentive AB (B Shares)* .........................       770         55,894
Industrial Credit & Investment Corp. (GDR)*  .....     8,000         78,000
ING Groep N.V. ...................................    11,300        406,595
Japan Securities Finance Co. .....................    16,000        186,512
MBNA Corp. .......................................    43,900      1,821,850
Merrill Lynch & Co., Inc. ........................    15,300      1,246,950
Nikko Securities Co. .............................    15,000        111,907
Nomura Securities Co. ............................    15,000        225,369
Oxford Resources Corp. (Class A)* ................     5,300        163,638
RAC Financial Group, Inc.* .......................     3,600         76,050
Union Acceptance Corp. (Class A)* ................     7,300        129,575
                                                              --------------
                                                                  8,713,035
                                                              --------------
INSURANCE (2.5%)
AMEV N.V. ........................................    11,430        400,032
Assurances Generales de France ...................     8,470        273,436
Baloise Holdings .................................       120        241,165
Istituto Naz Delle Assicurazioni .................   145,800        189,931
ITT Hartford Group, Inc. .........................       700         47,250
Life Re Corp. ....................................    32,500      1,255,313
MGIC Investment Corp. ............................     9,500        722,000
Mitsui Marine & Fire Insurance Co. ...............    21,000        112,970
PennCorp Financial Group, Inc. ...................    25,800        928,800
PMI Group, Inc. ..................................     2,600        143,975
TIG Holdings, Inc. ...............................    25,500        863,813
Travelers Group, Inc. ............................    54,899      2,491,042
Sumitomo Marine & Fire Insurance Co. .............    17,000        105,690
United Assurance Group PLC .......................    20,200        166,275
                                                              --------------
                                                                  7,941,692
                                                              --------------
REAL ESTATE (0.3%)
Hysan Development Co. Ltd. .......................    14,000         55,750
Hysan Development Co. Ltd. -- Warrants*  .........       850            769
JP Realty, Inc. ..................................     3,500         90,563
Macerich Co. .....................................     3,400         88,825
New World Development Co. ........................     9,000         60,799
Sefimeg ..........................................     1,500        108,702
Societe des Immeubles de France SA ...............     1,561         92,062
Simco S.A. .......................................     1,145         99,968
Sumitomo Realty & Development Co. ................    19,000        119,765
Unibail S.A. .....................................     1,550        154,149
Union Immobiliere de France ......................     1,230        100,396
Wharf Holdings ...................................    15,000         74,859
                                                              --------------
                                                                  1,046,607
                                                              --------------

                             SAI-42

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Portfolio of Investments (Continued)
December 31, 1996

-----------------------------------------------------------------------------
                                                    NUMBER OF      VALUE
                                                     SHARES       (NOTE 3)
-------------------------------------------------  ----------- --------------
UTILITY-ELECTRIC (0.7%)
Cinergy Corp. ....................................   10,500     $   350,438
FPL Group, Inc. ..................................   16,700         768,200
Korea Electric Power (ADR) .......................    5,000         102,500
Malakoff BHD* ....................................   16,000          78,559
Manila Electric Co. ..............................   13,000         106,274
National Grid Group PLC ..........................   78,500         262,905
Tokyo Electric Power Co., Inc. ...................    7,000         153,527
Veba AG ..........................................    7,000         402,586
                                                              --------------
                                                                  2,224,989
                                                              --------------
UTILITY-GAS (0.2%)
Anglian Water PLC ................................   21,700         219,328
Hong Kong & China Gas Co. ........................   27,400          52,961
Hong Kong & China Gas Co.-- Warrants* ............    2,700           1,501
Osaka Gas Co. ....................................   33,000          90,329
Tokyo Gas Co. ....................................   70,000         189,794
                                                              --------------
                                                                    553,913
                                                              --------------
UTILITY-TELEPHONE (0.4%)
British Telecommunications .......................   31,100         210,179
Frontier Corp. ...................................    8,500         192,313
LCI International, Inc.* .........................    9,000         193,500
Telecom Corp. of New Zealand .....................   28,000         142,917
Telecom Italia Spa ...............................   99,900         259,485
WorldCom, Inc.* ..................................    8,000         208,500
                                                              --------------
                                                                  1,206,894
                                                              --------------
TOTAL CREDIT-SENSITIVE (8.6%) ....................               26,949,379
                                                              --------------
ENERGY
COAL & GAS PIPELINES (0.2%)
Nabors Industries, Inc.* .........................   33,000         635,250
                                                              --------------
OIL-DOMESTIC (1.2%)
Apache Corp. .....................................   22,500         795,938
Costilla Energy, Inc.* ...........................   11,900         162,138
Louis Dreyfus Natural Gas Corp.* .................   62,900       1,077,163
Louisiana Land & Exploration Co. .................    7,300         391,463
KCS Energy, Inc. .................................    3,300         117,975
Tom Brown, Inc.* .................................   27,500         574,063
Ultramar Diamond Shamrock Corp. ..................    2,764          87,412
Union Pacific Resources Group, Inc. ..............   13,974         408,740
                                                              --------------
                                                                  3,614,892
                                                              --------------
OIL-INTERNATIONAL (1.2%)
British Petroleum Co. PLC ........................   31,600         379,208
Elf Aquitaine ....................................    3,770         343,176
ENI Spa ..........................................   45,500         233,518
Exxon Corp. ......................................   19,800       1,940,400
Mitsubishi Oil Co. ...............................   18,000         107,711
Repsol SA ........................................    4,250         163,147
Shell Transport & Trading Co.* ...................    9,800         169,814
Tatneft (ADR)* ...................................      800          38,400
Total Compagnie Francaise ........................    5,173         420,739
                                                              --------------
                                                                  3,796,113
                                                              --------------

                             SAI-43

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Portfolio of Investments (Continued)
December 31, 1996

-----------------------------------------------------------------------------
                                                    NUMBER OF      VALUE
                                                     SHARES       (NOTE 3)
-------------------------------------------------  ----------- --------------
OIL-SUPPLIES & CONSTRUCTION (1.6%)
BJ Services Co.* .................................   17,700     $   902,700
Baker Hughes, Inc. ...............................   35,600       1,228,200
Halliburton Co. ..................................    5,000         301,250
Noble Drilling Corp.* ............................   18,000         357,750
Parker Drilling Co.* .............................   10,700         102,988
Rowan Cos., Inc.* ................................    8,600         194,575
Saipem Spa* ......................................   24,100         110,897
Schlumberger, Ltd. ...............................    7,900         789,013
Transocean Offshore, Inc. ........................   18,300       1,146,037
                                                              --------------
                                                                  5,133,410
                                                              --------------
RAILROADS (1.1%)
Burlington Northern Santa Fe .....................   12,000       1,036,500
Canadian Pacific Ltd. ............................   32,000         848,000
East Japan Railway Co. ...........................       41         184,449
Genesee & Wyoming, Inc. (Class A)* ...............    4,200         145,950
Guangshen Railway Co. Ltd. (ADR)* ................    4,000          82,500
Union Pacific Corp. ..............................   16,500         992,063
                                                              --------------
                                                                  3,289,462
                                                              --------------
TOTAL ENERGY (5.3%) ..............................               16,469,127
                                                              --------------
TECHNOLOGY
ELECTRONICS (4.4%)
Advanced Semiconductor Engineering (GDR)*  .......    6,060          57,570
Altera Corp.* ....................................   24,100       1,751,769
BMC Industries, Inc. .............................    6,300         198,450
Cisco Systems, Inc.* .............................   43,300       2,754,963
Exabyte Corp.* ...................................    6,500          86,938
Hirose Electric Co. Ltd. .........................    5,000         289,699
HMT Technology Corp.* ............................    4,800          72,075
Hoya Corp. .......................................    9,000         353,596
IDT Corp.* .......................................    6,200          68,200
Insight Enterprises, Inc.* .......................    2,600          72,800
Intel Corp. ......................................   15,600       2,042,625
Intergraph Corp.* ................................   15,000         153,750
Kandenko Co. Ltd. ................................    9,000          85,485
Kent Electronics Corp.* ..........................    4,300         110,725
Kyocera Corp. ....................................    2,000         124,687
National Semiconductor Corp.* ....................    3,000          73,125
Network General Corp.* ...........................    3,700         111,925
Rohm Co. Ltd. ....................................    9,000         590,623
Seagate Technology, Inc.* ........................   20,600         813,700
SGS-Thomson Microelectronics N.V.* ...............      650          45,977
Systemsoft Corp.* ................................    5,500          81,813
TDK Corp. ........................................    7,000         456,351
Teradyne, Inc.* ..................................    5,000         121,875
Texas Instruments, Inc. ..........................    2,750         175,313
Uniphase Corp.* ..................................    1,700          89,250
Ushio, Inc.* .....................................   13,000         141,439
Westell Technologies, Inc.* ......................    3,300          75,488
Yamatake-Honeywell Co. ...........................    7,000         113,030
3Com Corp.* ......................................   35,850       2,630,494
3D Labs, Inc. Ltd.* ..............................    2,600          59,800
                                                              --------------
                                                                 13,803,535
                                                              --------------

                             SAI-44

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Portfolio of Investments (Continued)
December 31, 1996

-----------------------------------------------------------------------------
                                                    NUMBER OF      VALUE
                                                     SHARES       (NOTE 3)
-------------------------------------------------  ----------- --------------
OFFICE EQUIPMENT (0.6%)
Applix, Inc.* ....................................    4,200     $     91,875
Canon, Inc. ......................................   14,000          309,472
Compaq Computer Corp.* ...........................   13,670        1,014,998
Read-Rite Corp.* .................................    5,700          143,925
Sterling Software, Inc.* .........................   10,200          322,575
Storage Technology Corp.* ........................    3,000          142,875
                                                              --------------
                                                                   2,025,720
                                                              --------------
OFFICE EQUIPMENT SERVICES (2.4%)
Comverse Technology, Inc.* .......................    7,800          294,938
Electronic Data Systems Corp. ....................   12,900          557,925
First Data Corp. .................................   24,400          890,600
Informix Corp.* ..................................   98,500        2,006,938
Microsoft Corp.* .................................   12,200        1,008,025
Oracle Corp.* ....................................   54,200        2,262,850
Premisys Communications, Inc.* ...................    2,000           67,500
Sterling Commerce, Inc.* .........................   13,265          467,590
Structural Dynamics Research Corp. (Class A)*  ...    4,000           80,000
                                                              --------------
                                                                   7,636,366
                                                              --------------
TELECOMMUNICATIONS (1.3%)
Act Networks, Inc.* ..............................    2,600           94,900
Asia Satellite Telecommunications Holdings Ltd.*      4,000            9,282
Cable Design Technologies* .......................    3,000           93,375
Comnet Cellular, Inc.* ...........................    3,300           91,987
DDI Corp. ........................................      113          747,414
Deutsche Telekom AG* .............................    3,810           79,478
ICG Communications, Inc.* ........................    5,000           88,125
Korea Mobile Telecommunications Corp. (ADR)  .....   20,497          263,898
MFS Communications Co., Inc.* ....................    8,186          446,137
Millicom International Cellular SA* ..............    2,000           64,250
Netscape Communications Corp.* ...................   14,800          841,750
PT Indosat .......................................   73,000          216,341
PT Telekomunikasi Indonesia ......................   60,000          103,513
Scientific Atlanta, Inc. .........................   25,800          387,000
Telecel-Comunicacoes Pessoai SA* .................      500           31,935
Vodafone Group ...................................   40,600          171,445
Winstar Communications, Inc.* ....................    4,900          102,900
Xircom* ..........................................    4,600          100,050
                                                              --------------
                                                                   3,933,780
                                                              --------------
TOTAL TECHNOLOGY (8.7%) ..........................                27,399,401
                                                              --------------
DIVERSIFIED
MISCELLANEOUS (1.1%)
Allied Signal, Inc. ..............................   28,700        1,922,900
BTR PLC ..........................................   65,650          319,401
Cie Generale des Eaux ............................    1,233          152,803
Citic Pacific Ltd. ...............................   23,000          133,519
First Pacific Co. ................................   75,289           97,828
Hanson PLC .......................................   91,200          127,331
Tomkins PLC ......................................   42,100          193,646
U.S. Industries, Inc.* ...........................   19,000          653,125
                                                              --------------
TOTAL DIVERSIFIED (1.1%) .........................                 3,600,553
                                                              --------------
TOTAL COMMON STOCKS (48.1%)
 (Cost $129,934,036)..............................               150,745,399
                                                              --------------

                             SAI-45

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Portfolio of Investments (Continued)
December 31, 1996

-----------------------------------------------------------------------------
                                                    NUMBER OF      VALUE
                                                     SHARES       (NOTE 3)
-------------------------------------------------  ----------- --------------
PREFERRED STOCKS:
BASIC MATERIALS
CHEMICALS (0.1%)
Henkel KGAA* .....................................     5,850     $  292,348
                                                              --------------
TOTAL BASIC MATERIALS (0.1%) .....................                  292,348
                                                              --------------
CONSUMER CYCLICALS
APPAREL, TEXTILE (0.0%)
Designer Finance Trust
 6.0% Conv. ......................................     2,000         92,500
                                                              --------------
RETAIL-GENERAL (0.1%)
Hornbach Holding AG ..............................     2,440        174,422
                                                              --------------
TOTAL CONSUMER CYCLICALS (0.1%) ..................                  266,922
                                                              --------------
CONSUMER NONCYCLICALS ............................
CONTAINERS (0.0%)
Crown Cork & Seal Co., Inc.
 4.5% Conv. ......................................     2,200        114,400
                                                              --------------
TOTAL CONSUMER NONCYCLICALS (0.0%) ...............                  114,400
                                                              --------------
CREDIT-SENSITIVE
BANKS (0.1%)
First Chicago NBD Corp.
 5.75% Conv., Series B ...........................     4,300        388,075
                                                              --------------
FINANCIAL SERVICES (0.0%)
Money Store
 6.5% Conv. ......................................     3,800        104,025
                                                              --------------
INSURANCE (0.1%)
PennCorp. Financial Group, Inc.
 7.0% Conv. ......................................     2,500        148,750
                                                              --------------
TOTAL CREDIT-SENSITIVE (0.2%) ....................                  640,850
                                                              --------------
TECHNOLOGY
TELECOMMUNICATIONS (0.3%)
MFS Communications Co., Inc.
 8.0% Conv. ......................................     5,900        538,375
Nokia Oy Cum .....................................     2,800        162,500
                                                              --------------
TOTAL TECHNOLOGY (0.3%) ..........................                  700,875
                                                              --------------
TOTAL PREFERRED STOCKS (0.7%)
 (Cost $1,439,770) ...............................                2,015,395
                                                              --------------

LONG-TERM DEBT SECURITIES:
                                                    PRINCIPAL
BUSINESS SERVICES                                    AMOUNT
                                                  -----------
Environmental Control (0.1%)
United Waste Systems, Inc.
 4.5% Conv., 2001 ................................  $240,000        290,400
                                                              --------------


                             SAI-46

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Portfolio of Investments (Continued)
December 31, 1996




-----------------------------------------------------------------------------
                                                     PRINCIPAL      VALUE
                                                       AMOUNT      (NOTE 3)
-------------------------------------------------- ------------ -------------
PRINTING, PUBLISHING & BROADCASTING
 (1.6%)
Time Warner Entertainment Co.
 8.375%, 2023 .................................... $4,825,000   $4,891,923
                                                              -------------
PROFESSIONAL SERVICES (0.2%)
Career Horizons, Inc.
 7.0% Conv., 2002 ................................     70,000      137,288
Danka Business Systems PLC
 6.75% Conv., 2002 ...............................    155,000      209,250
First Financial Management Corp.
 5.0% Conv., 1999 ................................    220,000      369,875
                                                              -------------
                                                                   716,413
                                                              -------------
TOTAL BUSINESS SERVICES (1.9%) ...................               5,898,736
                                                              -------------
CAPITAL GOODS
MACHINERY (0.1%)
DII Group, Inc.
 6.0% Conv., 2002 ................................    200,000      190,000
                                                              -------------
TOTAL CAPITAL GOODS (0.1%) .......................                 190,000
                                                              -------------
CONSUMER CYCLICALS
APPAREL, TEXTILE (0.1%)
Nine West Group, Inc.
 5.5% Conv., 2003 ................................    305,000      303,474
                                                              -------------
FOOD SERVICES, LODGING (0.1%)
HFS, Inc.
 4.5% Conv., 1999 ................................    105,000      347,549
                                                              -------------
RETAIL-GENERAL (0.1%)
Saks Holdings, Inc.
 5.5% Conv., 2006 ................................    150,000      138,000
                                                              -------------
TOTAL CONSUMER CYCLICALS (0.3%) ..................                 789,023
                                                              -------------
CONSUMER NONCYCLICALS
DRUGS (0.1%)
MedImmune, Inc.
 7.0% Conv. Sub., 2003 ...........................    175,000      188,563
Quintiles Transnational Corp.
 4.25% Conv., 2000 ...............................    115,000      120,750
                                                              -------------
                                                                   309,313
                                                              -------------
HOSPITAL SUPPLIES & SERVICES (0.2%)
American Medical Response, Inc.
 5.25% Conv., 2001 ...............................    160,000      172,400
Healthsouth Corp.
 5.0% Conv., 2001 ................................     90,000      186,187
Phycor, Inc.
 4.5% Conv., 2003 ................................    235,000      228,831
Tenet Healthcare Corp.
 6.0% Conv., 2005 ................................    160,000      168,000
                                                              -------------
                                                                   755,418
                                                              -------------
TOTAL CONSUMER NONCYCLICALS (0.3%)  ..............               1,064,731
                                                              -------------



                             SAI-47

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Portfolio of Investments (Continued)
December 31, 1996



---------------------------------------------------------------------------------
                                                       PRINCIPAL        VALUE
                                                        AMOUNT         (NOTE 3)
-------------------------------------------------- --------------- --------------
CREDIT-SENSITIVE
BANKS (1.6%)
Sumitomo Bank International
 0.75% Conv., 2001 ...............................  Yen 26,000,000  $    237,415
St. George Bank Ltd.
 7.15%, 2005 ..................................... $     4,850,000     4,842,337
                                                                  --------------
                                                                       5,079,752
                                                                  --------------
FINANCIAL SERVICES (3.0%)
Aames Financial Corp.
 5.5% Conv., 2006 ................................         130,000       175,663
Bankamerica Capital II
 8.0%, 2026 ......................................       5,000,000     5,095,250
Leasing Solutions, Inc.
 6.875% Conv., 2003 ..............................         260,000       260,000
Morgan Stanley Group, Inc.
 6.5%, 2001 ......................................       4,000,000     3,985,360
                                                                  --------------
                                                                       9,516,273
                                                                  --------------
INSURANCE (2.8%)
Conseco Finance Trust II
 8.7%, 2026 ......................................       3,500,000     3,518,095
John Hancock Mutual Life Insurance Co.
 7.375%, 2024 ....................................       5,000,000     4,819,350
Penn Treaty American Corp.
 6.25% Conv., 2003 ...............................         105,000       113,925
                                                                  --------------
                                                                       8,451,370
                                                                  --------------
MORTGAGE-RELATED (10.3%)
Federal Home Loan Mortgage Corp.
 7.0%, 2011.......................................       9,403,034     9,400,101
Federal National Mortgage Association:
 6.5%, 2011 ......................................       9,492,908     9,320,850
 7.0%, 2026 ......................................       6,632,744     6,489,729
Government National Mortgage Association
 7.5%, 2026 ......................................       7,069,998     7,074,417
                                                                  --------------
                                                                      32,285,097
                                                                  --------------
FOREIGN GOVERNMENT (0.7%)
Province of Quebec
 7.125%, 2024 ....................................       2,175,000     2,088,740
                                                                  --------------
UTILITY-GAS (1.3%)
RAS Laffan Liquid Natural Gas
 8.294%, 2014 ....................................       4,000,000     4,064,860
                                                                  --------------
U.S. GOVERNMENT (21.6%)
U.S. Treasury Notes:
 6.375%, 1999 ....................................      20,850,000    21,032,438
 5.75%, 2000 .....................................      16,925,000    16,702,859
 7.75%, 2000 .....................................      12,250,000    12,820,397
 6.25%, 2001 .....................................       5,860,000     5,863,663
 5.75%, 2003 .....................................       6,215,000     6,028,550
 6.50%, 2005 .....................................       5,225,000     5,260,922
                                                                      67,708,829
                                                                  --------------
TOTAL CREDIT-SENSITIVE (41.3%) ...................                   129,194,921
                                                                  --------------

                             SAI-48

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Portfolio of Investments (Continued)
December 31, 1996

---------------------------------------------------------------------------------
                                                      PRINCIPAL        VALUE
                                                       AMOUNT         (NOTE 3)
-------------------------------------------------- --------------- --------------
ENERGY
COAL & GAS PIPELINES (0.0%)
Swift Energy Co.
 6.25% Conv., 2006 ...............................    $ 120,000      $   131,700
                                                                  --------------
OIL-SUPPLIES & CONSTRUCTION (0.1%)
Seacor Holdings
 5.375% Conv. Sub. Notes, 2006 ...................     110,000          127,600
                                                                  --------------
TOTAL ENERGY (0.1%) ..............................                      259,300
                                                                  --------------
TECHNOLOGY
ELECTRONICS (1.0%)
Altera Corp.
 5.75% Conv. Sub. Note, 2002......................     275,000          425,563
Applied Magnetics Corp.:
 7.0% Conv., 2006 ................................     320,000          566,400
 7.0% Conv. Euro, 2006 ...........................      60,000          106,200
C-Cube Microsystems, Inc.
 5.875% Conv., 2005 ..............................     170,000          220,150
Checkpoint Systems, Inc.
 5.25% Conv., 2005 ...............................      75,000          109,594
LSI Logic Corp.
 5.5% Conv., 2001 ................................     135,000          296,325
Plasma & Materials Technologies, Inc.
 7.125% Conv., 2001 ..............................     225,000          220,500
Sanmina Corporation
 5.5% Conv., 2002 ................................     240,000          501,900
SCI Systems, Inc.
 5.0% Conv., 2006 ................................     265,000          302,763
S3 Incorporated
 5.75% Conv. Sub. Note, 2003 .....................     125,000          136,875
3Com Corp.
 10.25% Conv., 2001 ..............................     180,000          397,350
                                                                  --------------
                                                                      3,283,620
                                                                  --------------
TELECOMMUNICATIONS (0.2%)
BBN Corp.
 6.0% Conv., 2012 ................................     320,000          310,400
Comverse Technology, Inc.
 5.75% Conv. Sub., 2006 ..........................     375,000          388,592
Bay Networks, Inc.
 5.25%, 2003 .....................................      90,000           81,225
                                                                  --------------
                                                                        780,217
                                                                  --------------
TOTAL TECHNOLOGY (1.2%) ..........................                    4,063,837
                                                                  --------------

                             SAI-49

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Portfolio of Investments (Continued)
December 31, 1996

---------------------------------------------------------------------------------
                                                      PRINCIPAL        VALUE
                                                       AMOUNT         (NOTE 3)
-------------------------------------------------- --------------- --------------
DIVERSIFIED
MISCELLANEOUS (0.1%)
Thermo Electron Corp.
 5.0% Euro Conv., 2001 ...........................    $ 180,000     $    356,849
                                                                  --------------
TOTAL DIVERSIFIED (0.1%) .........................                       356,849
                                                                  --------------
TOTAL LONG-TERM DEBT SECURITIES (45.3%)
 (Amortized Cost $139,089,406) ...................                   141,817,397
                                                                  --------------
PARTICIPATION IN SEPARATE ACCOUNT NO. 2A,
 at amortized cost, which approximates
 market value, equivalent to 88,051 units
 at $255.57 each (7.2%) ..........................                    22,503,485
                                                                  --------------
TOTAL INVESTMENTS (101.3%)
 (Cost/Amortized Cost $292,966,697) ..............                   317,081,676
LIABILITIES IN EXCESS OF CASH AND RECEIVABLES
 (-1.3%) .........................................                    (3,931,346)
                                                                  --------------
NET ASSETS (100.0%) ..............................                  $313,150,330
                                                                  ==============



* Non-income producing.

See Notes to Financial Statements.


                             SAI-50

SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Statements of Assets and Liabilities
December 31, 1996



---------------------------------------------------------------------------------------------------------------------
                                                                                           CONSERVATIVE     GROWTH
                                                                               GLOBAL       INVESTORS      INVESTORS
                                                                                FUND           FUND          FUND
-------------------------------------------------------------------------- ------------- -------------- -------------
ASSETS:
Investments in shares of The Hudson River Trust, at value (Cost: Global
 Portfolio--$39,685,059; Conservative Investors Portfolio--$13,027,790;
 Growth Investors Portfolio--$45,491,559)(Note 1) .........................  $43,874,835   $12,889,263    $46,622,174
Receivable for The Hudson River Trust shares sold .........................      564,416       526,260        469,893
                                                                           ------------- -------------- -------------
   Total assets ...........................................................   44,439,251    13,415,523     47,092,067
-------------------------------------------------------------------------- ------------- -------------- -------------
LIABILITIES:
Due to Equitable Life's General Account ...................................      546,468       523,788        454,883
Accrued expenses ..........................................................       26,025         8,321         19,421
-------------------------------------------------------------------------- ------------- -------------- -------------
   Total liabilities ......................................................      572,493       532,109        474,304
-------------------------------------------------------------------------- ------------- -------------- -------------
NET ASSETS ................................................................  $43,866,758   $12,883,414    $46,617,763
========================================================================== ============= ============== =============



See Notes to Financial Statements.


                             SAI-51

SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Statements of Operations and Changes in Net Assets


--------------------------------------------------------------------------------------------------------------------------------
                                                                                     CONSERVATIVE                  GROWTH
                                                         GLOBAL FUND                INVESTORS FUND             INVESTORS FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED                  YEAR ENDED                 YEAR ENDED
                                                         DECEMBER 31                 DECEMBER 31,               DECEMBER 31,
                                                      1996          1995          1996          1995         1996          1995
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
INVESTMENT INCOME (NOTE 2): --Dividends from The
 Hudson River Trust ............................. $   697,045  $   400,157   $   662,083   $  224,858   $   988,398   $   602,858
EXPENSES (NOTE 4) ...............................    (375,304)    (224,839)     (188,556)     (56,285)     (300,959)     (136,295)
------------------------------------------------- ------------ ------------ ------------- ------------ ------------- -------------
NET INVESTMENT INCOME ...........................     321,741      175,318       473,527      168,573       687,439       466,563
------------------------------------------------- ------------ ------------ ------------- ------------ ------------- -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (NOTE 2):
Realized gain (loss) from share transactions  ...     571,515       55,631       115,805      (21,293)      361,719        (5,408)
Realized gain distribution from
 The Hudson River Trust .........................   1,889,554      788,817       348,297       32,181     4,768,387       362,984
------------------------------------------------- ------------ ------------ ------------- ------------ ------------- -------------
NET REALIZED GAIN ...............................   2,461,069      844,448       464,102       10,888     5,130,106       357,576
------------------------------------------------- ------------ ------------ ------------- ------------ ------------- -------------
Unrealized appreciation (depreciation) of
 investments:
 Beginning of year ..............................   2,311,157     (467,857)      304,939     (216,587)    2,480,800      (263,697)
 End of year ....................................   4,189,776    2,311,157      (138,527)     304,939     1,130,615     2,480,800
------------------------------------------------- ------------ ------------ ------------- ------------ ------------- -------------
Change in unrealized appreciation/depreciation  .   1,878,619    2,779,014      (443,466)     521,526    (1,350,185)    2,744,497
------------------------------------------------- ------------ ------------ ------------- ------------ ------------- -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS     4,339,688    3,623,462        20,636      532,414     3,779,921     3,102,073
------------------------------------------------- ------------ ------------ ------------- ------------ ------------- -------------
Increase in net assets attributable to
 operations......................................   4,661,429    3,798,780       494,163      700,987     4,467,360     3,568,636
------------------------------------------------- ------------ ------------ ------------- ------------ ------------- -------------
FROM C0NTRIBUTIONS AND WITHDRAWALS:
Contributions ...................................  22,444,295   19,143,847    14,885,027    2,281,637    22,344,425    20,374,439
Withdrawals ..................................... (11,827,050)  (6,358,047)   (7,693,055)    (508,945)   (7,615,781)   (2,640,877)
------------------------------------------------- ------------ ------------ ------------- ------------ ------------- -------------
Increase in net assets attributable to
 contributions and withdrawals ..................  10,617,245   12,785,800     7,191,972    1,772,692    14,728,644    17,733,562
------------------------------------------------- ------------ ------------ ------------- ------------ ------------- -------------
INCREASE IN NET ASSETS...........................  15,278,674   16,584,580     7,686,135    2,473,679    19,196,004    21,302,198
NET ASSETS--BEGINNING OF YEAR ...................  28,588,084   12,003,504     5,197,279    2,723,600    27,421,759     6,119,561
------------------------------------------------- ------------ ------------ ------------- ------------ ------------- -------------
NET ASSETS--END OF YEAR ......................... $43,866,758  $28,588,084   $12,883,414   $5,197,279   $46,617,763   $27,421,759
================================================= ============ ============ ============= ============ ============= =============



See Notes to Financial Statements.


                             SAI-52

SEPARATE ACCOUNT NOS. 3 (POOLED), 4 (POOLED), 10 (POOLED) AND 51 (POOLED) OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Notes to Financial Statements


   1. Separate Account Nos. 3 (Pooled) (the Alliance Aggressive Equity Fund), 4 (Pooled) (the Alliance Growth Equity Fund), 10 (Pooled) (the Alliance Balanced Fund), and 51 (Pooled) (the Alliance Global, Conservative Investors and Growth Investors Funds) (the Funds) of The Equitable Life Assurance Society of the United States (Equitable Life), a wholly-owned subsidiary of The Equitable Companies Incorporated, were established in conformity with the New York State Insurance Law. Pursuant to such law, to the extent provided in the applicable contracts, the net assets in the Funds are not chargeable with liabilities arising out of any other business of Equitable Life. The excess of assets over reserves and other contract liabilities amounting to $641,292 as shown in the Statement of Assets and Liabilities in Separate Account No. 4 may be transferred to Equitable Life's general account.


   Separate Account No. 51 was established as of the opening of business on July 1, 1993, to fund the Association Members Retirement Plan and Trusts.


   Interests of retirement and investment plans for Equitable Life employees, managers, and agents in Separate Account Nos. 3 (Pooled), 4 (Pooled) and 10 (Pooled) aggregated $99,049,571 (22.3%), $288,921,270 (11.8%) and $25,996,744
(8.3%), respectively, at December 31, 1996 and $68,328,503 (20.0%),
$246,531,777 (11.6%) and $22,742,258 (6.1%), respectively, at December 31,
1995, of the net assets in these Funds.


   Equitable Life is the investment manager for the Funds. Alliance Capital Management L.P. (Alliance) serves as the investment adviser to Equitable Life with respect to the management of Separate Account Nos. 3, 4 and 10 (the Equitable Funds). Alliance is a publicly-traded limited partnership which is indirectly majority-owned by Equitable Life.

   Separate Account No. 51 has ten investment funds which invest in shares of corresponding portfolios of The Hudson River Trust (Trust). The Association Members Retirement Plan and Trusts invest in the following funds of the account: Global, Conservative Investors and Growth Investors. The Trust is an open-end, diversified management investment company that invests the assets of separate accounts of insurance companies. Alliance is the investment adviser to the Trust.

   Equitable Life and Alliance seek to obtain the best price and execution of all orders placed for the portfolios of the Equitable Funds considering all circumstances. In addition to using brokers and dealers to execute portfolio security transactions for accounts under their management, Equitable Life and Alliance may also enter into other types of business and securities transactions with brokers and dealers, which will be unrelated to allocation of the Equitable Funds' portfolio transactions.

   The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   2. Security transactions are recorded on the trade date. Amortized cost of debt securities consists of cost adjusted, where applicable, for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date; interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily.

   Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold. For Separate Account No. 51, realized gains and losses on investments include gains and

                             SAI-53

SEPARATE ACCOUNT NOS. 3 (POOLED), 4 (POOLED), 10 (POOLED) AND 51 (POOLED) OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Notes to Financial Statements (Continued)

losses on redemptions of the Trust's shares (determined on the identified cost basis) and capital gain distribution from the Trust. Dividends and realized gain distributions from The Hudson River Trust are recorded on ex-date.

   Transactions denominated in foreign currencies are recorded at the rate prevailing at the date of such transactions. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the current exchange rate at the end of period. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transactions are reflected under "Realized and Unrealized Gain (Loss) on Investments" in the Statements of Operations and Changes in Net Assets.


   Equitable Life's internal short-term investment account, Separate Account No. 2A, was established to provide a more flexible and efficient vehicle to combine and invest temporary cash positions of certain eligible accounts (Participating Funds) under Equitable Life's management. Separate Account No. 2A invests in debt securities maturing in sixty days or less from the date of acquisition. At December 31, 1996, the amortized cost of investments held in Separate Account No. 2A consists of the following:



                                                       AMORTIZED COST     %
----------------------------------------------------- -------------- --------
Commercial Paper, 5.3%-6.9% due 1/2/97 through
 2/18/97..............................................  $292,301,486    87.9%
Time Deposits, 6.5% due 1/2/97 .......................    40,000,000    12.0
----------------------------------------------------- -------------- --------
Total Investments.....................................   332,301,486    99.9
Cash and Receivables Less Liabilities.................       175,640     0.1
----------------------------------------------------- -------------- --------
Net Assets of Separate Account No. 2A.................  $332,477,126   100.0%
===================================================== ============== ========
Units Outstanding.....................................     1,300,905
Unit Value............................................       $255.57
----------------------------------------------------- -------------- --------


   Participating Funds purchase or redeem units depending on each participating account's excess cash availability or cash needs to meet its liabilities. Separate Account No. 2A is not subject to investment management fees. Short-term debt securities may also be purchased directly by the Equitable Funds.


   For 1996 and 1995, investment security transactions, excluding short-term debt securities, were as follows:



----------------------------------------------------------------------------------------------------------------------
                                 SEPARATE ACCOUNT NO. 3        SEPARATE ACCOUNT NO. 4      SEPARATE ACCOUNT NO. 10
                             ----------------------------- ----------------------------- -----------------------------
                                 COST OF     NET PROCEEDS      COST OF     NET PROCEEDS      COST OF     NET PROCEEDS
                                PURCHASES      OF SALES       PURCHASES      OF SALES       PURCHASES      OF SALES
---------------------------- --------------- -------------- -------------- -------------- -------------- -------------
Stocks and long-term
 corporate debt securities:
  1996.......................  $450,676,363   $434,241,789  $2,439,864,229  $2,487,456,851  $337,043,222  $416,837,259
  1995 ......................   460,486,634    525,937,180   2,037,876,834   2,082,648,235   374,948,659   389,169,100
U.S. Government obligations:
  1996.......................       --             --             --               --       $226,791,922  $234,990,432
---------------------------- --------------- -------------- ---------------  ------------- -------------- -------------
  1995 ......................       --             --             --               --        219,815,471   172,433,013


   No activity is shown for Separate Account No. 51 since it trades exclusively in shares of corresponding portfolios of The Hudson River Trust.

                             SAI-54

SEPARATE ACCOUNT NOS. 3 (POOLED), 4 (POOLED), 10 (POOLED) AND 51 (POOLED) OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Notes to Financial Statements (Concluded)

    3. Investment securities for the Equitable Funds are valued as follows:

   Stocks listed on national securities exchanges and certain over-the-counter issues traded on the National Association of Securities Dealers, Inc. Automated Quotation (NASDAQ) national market system are valued at the last sale price, or, if no sale, at the latest available bid price.

   Foreign securities not traded directly, or in American Depository Receipt
(ADR) form in the United States are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted into its U.S. dollar equivalent at current exchange rates.

   United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

   Long-term publicly traded corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where Equitable Life and Alliance deem it appropriate to do so, an over-the-counter or exchange quotation may be used.

   Convertible preferred stocks listed on national securities exchanges are valued at their last sale price or, if there is no sale, at the latest available bid price.

   Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.

   Other assets that do not have a readily available market price, are valued at fair value as determined in good faith by Equitable Life's investment officers.


   The value of the investments of the Alliance Global, Conservative Investors and Growth Investors Funds in the corresponding Hudson River Trust Portfolios is calculated by multiplying the number of shares held by Separate Account No. 51 in each Portfolio by the net asset value per share of that Portfolio determined as of the close of business on the same day as the respective unit values of the Alliance Global, Conservative Investors and Growth Investors Funds are determined.


   Separate Account No. 2A is valued daily at amortized cost, which approximates market value. Short-term debt securities purchased directly by the Equitable Funds which mature in 60 days or less are valued at amortized cost. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

   4. Charges and fees relating to the Funds are deducted in accordance with the terms of the various contracts which participate in the Funds. With respect to the Members Retirement Plan and Trust, these expenses consist of investment management and accounting fees, program expense charge, direct expenses and record maintenance and report fees. These charges and fees are paid to Equitable Life and are recorded as expenses in the accompanying Statements of Operations and Changes in Net Assets.

   5. No Federal income tax based on net income or realized and unrealized capital gains was applicable to contracts participating in the Funds by reason of applicable provisions of the Internal Revenue Code and no Federal income tax payable by Equitable Life will affect such contracts. Accordingly, no provision for Federal income tax is required.

                             SAI-55

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note 2 to the consolidated financial statements, Equitable Life changed its methods of accounting for long-duration participating life insurance contracts and long-lived assets in 1996, for loan impairments in 1995 and for postemployment benefits in 1994.


Price Waterhouse LLP
New York, New York
February 10

                                    SAI-56

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 1996 AND 1995

                                                                        1996                 1995
                                                                  -----------------    -----------------
                                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.................   $    18,077.0        $    15,899.9
  Mortgage loans on real estate.................................         3,133.0              3,638.3
  Equity real estate............................................         3,297.5              3,916.2
  Policy loans..................................................         2,196.1              1,976.4
  Investment in and loans to affiliates.........................           685.0                636.6
  Other equity investments......................................           597.3                621.1
  Other invested assets.........................................           288.7                706.1
                                                                  -----------------    -----------------
      Total investments.........................................        28,274.6             27,394.6
Cash and cash equivalents.......................................           538.8                774.7
Deferred policy acquisition costs...............................         3,104.9              3,075.8
Amounts due from discontinued GIC Segment.......................           996.2              2,097.1
Other assets....................................................         2,552.2              2,718.1
Closed Block assets.............................................         8,495.0              8,582.1
Separate Accounts assets........................................        29,646.1             24,566.6
                                                                  -----------------    -----------------
TOTAL ASSETS....................................................   $    73,607.8        $    69,209.0
                                                                  =================    =================

LIABILITIES
Policyholders' account balances.................................   $    21,865.6        $    21,911.2
Future policy benefits and other policyholders' liabilities.....         4,416.6              4,007.3
Short-term and long-term debt...................................         1,766.9              1,899.3
Other liabilities...............................................         2,785.1              3,380.7
Closed Block liabilities........................................         9,091.3              9,221.4
Separate Accounts liabilities...................................        29,598.3             24,531.0
                                                                  -----------------    -----------------
      Total liabilities.........................................        69,523.8             64,950.9
                                                                  -----------------    -----------------

Commitments and contingencies (Notes 10, 12, 13, 14 and 15)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value 2.0 million shares
  authorized, issued and outstanding............................             2.5                  2.5
Capital in excess of par value..................................         3,105.8              3,105.8
Retained earnings...............................................           798.7                788.4
Net unrealized investment gains.................................           189.9                396.5
Minimum pension liability.......................................           (12.9)               (35.1)
                                                                  -----------------    -----------------
      Total shareholder's equity................................         4,084.0              4,258.1
                                                                  -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY......................   $    73,607.8        $    69,209.0
                                                                  =================    =================

                See Notes to Consolidated Financial Statements.

                                    SAI-57

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                                1996               1995               1994
                                                          -----------------  -----------------  -----------------
                                                                              (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee
  income................................................   $      874.0       $       788.2      $       715.0
Premiums................................................          597.6               606.8              625.6
Net investment income...................................        2,175.9             2,088.2            1,998.6
Investment (losses) gains, net..........................           (9.8)                5.3               91.8
Commissions, fees and other income......................        1,081.8               897.1              847.4
Contribution from the Closed Block......................          125.0               143.2              137.0
                                                          -----------------  -----------------  -----------------

      Total revenues....................................        4,844.5             4,528.8            4,415.4
                                                          -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account balances....        1,270.2             1,248.3            1,201.3
Policyholders' benefits.................................        1,317.7             1,008.6              914.9
Other operating costs and expenses......................        2,048.0             1,775.8            1,857.7
                                                          -----------------  -----------------  -----------------

      Total benefits and other deductions...............        4,635.9             4,032.7            3,973.9
                                                          -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes, minority interest and cumulative
  effect of accounting change...........................          208.6               496.1              441.5
Federal income taxes....................................            9.7               120.5              100.2
Minority interest in net income of consolidated
  subsidiaries..........................................           81.7                62.8               50.4
                                                          -----------------  -----------------  -----------------
Earnings from continuing operations before
  cumulative effect of accounting change................          117.2               312.8              290.9
Discontinued operations, net of Federal income taxes....          (83.8)                -                  -
Cumulative effect of accounting change, net of Federal
  income taxes..........................................          (23.1)                -                (27.1)
                                                          -----------------  -----------------  -----------------

Net Earnings............................................   $       10.3       $       312.8      $       263.8
                                                          =================  =================  =================

                See Notes to Consolidated Financial Statements.

                                    SAI-58

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                                      1996               1995               1994
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning of year as
  previously reported.........................................        2,913.6             2,913.6            2,613.6
Cumulative effect on prior years of retroactive restatement
  for accounting change.......................................          192.2               192.2              192.2
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, beginning of year as restated.        3,105.8             3,105.8            2,805.8
Additional capital in excess of par value.....................            -                   -                300.0
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, end of year...................        3,105.8             3,105.8            3,105.8
                                                                -----------------  -----------------  -----------------

Retained earnings, beginning of year as previously reported...          781.6               484.0              217.6
Cumulative effect on prior years of retroactive restatement
  for accounting change.......................................            6.8                (8.4)              (5.8)
                                                                -----------------  -----------------  -----------------
Retained earnings, beginning of year as restated..............          788.4               475.6              211.8
Net earnings..................................................           10.3               312.8              263.8
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................          798.7               788.4              475.6
                                                                -----------------  -----------------  -----------------

Net unrealized investment gains (losses), beginning of year
  as previously reported......................................          338.2              (203.0)             131.9
Cumulative effect on prior years of retroactive restatement
  for accounting change.......................................           58.3               (17.5)              12.7
                                                                -----------------  -----------------  -----------------
Net unrealized investment gains (losses), beginning of
  year as restated............................................          396.5              (220.5)             144.6
Change in unrealized investment (losses) gains................         (206.6)              617.0             (365.1)
                                                                -----------------  -----------------  -----------------
Net unrealized investment gains (losses), end of year.........          189.9               396.5             (220.5)
                                                                -----------------  -----------------  -----------------

Minimum pension liability, beginning of year..................          (35.1)               (2.7)             (15.0)
Change in minimum pension liability...........................           22.2               (32.4)              12.3
                                                                -----------------  -----------------  -----------------
Minimum pension liability, end of year........................          (12.9)              (35.1)              (2.7)
                                                                -----------------  -----------------  -----------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................   $    4,084.0       $     4,258.1      $     3,360.7
                                                                =================  =================  =================

                See Notes to Consolidated Financial Statements.

                                    SAI-59

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                                      1996               1995               1994
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Net earnings..................................................   $       10.3       $       312.8      $       263.8
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,270.2             1,248.3            1,201.3
  Universal life and investment-type policy fee income........         (874.0)             (788.2)            (715.0)
  Investment losses (gains)...................................            9.8                (5.3)             (91.8)
  Change in Federal income taxes payable......................         (197.1)              221.6               38.3
  Other, net..................................................          364.4               127.3              (19.4)
                                                                -----------------  -----------------  -----------------

Net cash provided by operating activities.....................          583.6             1,116.5              677.2
                                                                -----------------  -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................        2,275.1             1,897.4            2,323.8
  Sales.......................................................        8,964.3             8,867.1            5,816.6
  Return of capital from joint ventures and limited
    partnerships..............................................           78.4                65.2               39.0
  Purchases...................................................      (12,559.6)          (11,675.5)          (7,564.7)
  Decrease (increase) in loans to discontinued GIC Segment....        1,017.0             1,226.9              (40.0)
  Other, net..................................................           56.7              (624.7)            (478.1)
                                                                -----------------  -----------------  -----------------

Net cash (used) provided by investing activities..............         (168.1)             (243.6)              96.6
                                                                -----------------  -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................        1,925.4             2,586.5            2,082.5
    Withdrawals...............................................       (2,385.2)           (2,657.1)          (2,864.4)
  Net decrease in short-term financings.......................            (.3)              (16.4)            (173.0)
  Additions to long-term debt.................................            -                 599.7               51.8
  Repayments of long-term debt................................         (124.8)              (40.7)            (199.8)
  Proceeds from issuance of Alliance units....................            -                   -                100.0
  Payment of obligation to fund accumulated deficit of
    discontinued GIC Segment..................................            -              (1,215.4)               -
  Capital contribution from the Holding Company...............            -                   -                300.0
  Other, net..................................................          (66.5)              (48.4)              26.5
                                                                -----------------  -----------------  -----------------

Net cash (used) by financing activities.......................         (651.4)             (791.8)            (676.4)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................         (235.9)               81.1               97.4
Cash and cash equivalents, beginning of year..................          774.7               693.6              596.2
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $      538.8       $       774.7      $       693.6
                                                                =================  =================  =================

Supplemental cash flow information
  Interest Paid...............................................   $      109.9       $        89.6      $        34.9
                                                                =================  =================  =================
  Income Taxes (Refunded) Paid................................   $      (10.0)      $       (82.7)     $        49.2
                                                                =================  =================  =================

                See Notes to Consolidated Financial Statements.

                                    SAI-60

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


 1)     ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") converted to a stock life insurance company on July 22, 1992 and became a wholly owned subsidiary of The Equitable Companies Incorporated (the "Holding Company"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable Variable Life Insurance Company ("EVLICO"). Effective January 1, 1997, EVLICO was merged into Equitable Life, which will continue to conduct the Company's insurance business. Equitable Life's investment management business, which comprises the Investment Services segment, is conducted principally by Alliance Capital Management L.P. ("Alliance"), Equitable Real Estate Investment Management, Inc. ("EREIM") and Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate. AXA-UAP ("AXA"), a French holding company for an international group of insurance and related financial services companies, is the Holding Company's largest shareholder, owning approximately 60.8% at December 31, 1996 (63.6% assuming conversion of Series E Convertible Preferred Stock held by AXA and 54.4% if all securities convertible into, and options on, common stock were to be converted or exercised).

 2)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP").

        The accompanying consolidated financial statements include the accounts of Equitable Life and its wholly owned life insurance subsidiaries (collectively, the "Insurance Group"); non-insurance subsidiaries, principally Alliance, an investment advisory subsidiary, and EREIM, a real estate investment management subsidiary; and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest (collectively, including its consolidated subsidiaries, the "Company"). The Company's investment in DLJ is reported on the equity basis of accounting. Closed Block assets and liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 6). Unless specifically stated, all disclosures contained herein supporting the consolidated financial statements exclude the Closed Block related amounts.

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        All significant intercompany transactions and balances have been eliminated in consolidation other than intercompany transactions and balances with the Closed Block and the discontinued Guaranteed Interest Contract ("GIC") Segment (see Note 7).

        The years "1996," "1995" and "1994" refer to the years ended December 31, 1996, 1995 and 1994, respectively.

                                      SAI-61

        Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 1996 presentation.


        Closed Block
        ------------

        As of July 22, 1992, Equitable Life established the Closed Block for the benefit of certain classes of individual participating policies for which Equitable Life had a dividend scale payable in 1991 and which were in force on that date. Assets were allocated to the Closed Block in an amount which, together with anticipated revenues from policies included in the Closed Block, was reasonably expected to be sufficient to support such business, including provision for payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block and will not revert to the benefit of the Holding Company. The plan of demutualization prohibits the reallocation, transfer, borrowing or lending of assets between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or to any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations
        -----------------------

        In 1991, the Company's management adopted a plan to discontinue the business operations of the GIC Segment, consisting of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities") and Guaranteed Interest Contract ("GIC") lines of business. The Company established a pre-tax provision for the estimated future losses of the GIC line of business and a premium deficiency reserve for the Wind-Up Annuities. Subsequent losses incurred have been charged to the two loss provisions. Management reviews the adequacy of the allowance and reserve each quarter. During the fourth quarter 1996 review, management determined it was necessary to increase the allowance for expected future losses of the GIC Segment. Management believes the loss provisions for GIC contracts and Wind-Up Annuities at December 31, 1996 are adequate to provide for all future losses; however, the determination of loss provisions continues to involve numerous estimates and subjective judgments regarding the expected performance of discontinued operations investment assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized (See Note 7).

        Accounting Changes
        ------------------

        In 1996, the Company changed its method of accounting for long-duration participating life insurance contracts, primarily within the Closed Block, in accordance with the provisions prescribed by Statement of Financial Accounting Standards ("SFAS") No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts". The effect of this change, including the impact on the Closed Block, was to increase earnings from continuing operations before cumulative effect of accounting change by $19.2 million, net of Federal income taxes of $10.3 million for 1996. The financial statements for 1995 and 1994 have been retroactively restated for the change which resulted in an increase (decrease) in earnings before cumulative effect of accounting change of $15.2 million, net of Federal income taxes of $8.2 million, and $(2.6) million, net of Federal income tax benefit of $1.0 million, respectively. Shareholder's equity increased $199.1 million as of January 1, 1994 for the effect of

                                    SAI-62
        retroactive application of the new method. (See "Deferred Policy Acquisition Costs," "Policyholders' Account Balances and Future Policy Benefits" and Note 6.)

        The Company implemented SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of," as of January 1, 1996. The statement requires long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate the carrying value of such assets may not be recoverable. Effective with SFAS No. 121's adoption, impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Before implementing SFAS No. 121, valuation allowances on real estate held for the production of income were computed using the forecasted cash flows of the respective properties discounted at a rate equal to the Company's cost of funds. The adoption of the statement resulted in the release of valuation allowances of $152.4 million and recognition of impairment losses of $144.0 million on real estate held and used. Real estate which management has committed to disposing of by sale or abandonment is classified as real estate to be disposed of. Valuation allowances on real estate to be disposed of continue to be computed using the lower of estimated fair value or depreciated cost, net of disposition costs. Implementation of the SFAS No. 121 impairment requirements relative to other assets to be disposed of resulted in a charge for the cumulative effect of an accounting change of $23.1 million, net of a Federal income tax benefit of $12.4 million, due to the writedown to fair value of building improvements relating to facilities being vacated beginning in 1996.

        In the first quarter of 1995, the Company adopted SFAS No. 114, "Accounting by Creditors for Impairment of a Loan". This statement applies to all loans, including loans restructured in a troubled debt restructuring involving a modification of terms. This statement addresses the accounting for impairment of a loan by specifying how allowances for credit losses should be determined. Impaired loans within the scope of this statement are measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent. The Company provides for impairment of loans through an allowance for possible losses. The adoption of this statement did not have a material effect on the level of these allowances or on the Company's consolidated statements of earnings and shareholder's equity.

        Beginning coincident with issuance of SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities," implementation guidance in November 1995, the Financial Accounting Standards Board ("FASB") permitted companies a one-time opportunity, through December 31, 1995, to reassess the appropriateness of the classification of all securities held at that time. On December 1, 1995, the Company transferred $4,794.9 million of securities classified as held to maturity to the available for sale portfolio. As a result, consolidated shareholder's equity increased by $149.4 million, net of deferred policy acquisition costs ("DAC"), amounts attributable to participating group annuity contracts and deferred Federal income taxes.

        In the fourth quarter of 1994 (effective as of January 1, 1994), the Company adopted SFAS No. 112, "Employers' Accounting for Postemployment Benefits," which required employers to recognize the obligation to provide postemployment benefits. Implementation of this statement resulted in a charge for the cumulative effect of accounting change of $27.1 million, net of a Federal income tax benefit of $14.6 million.

        New Accounting Pronouncements
        -----------------------------

        The FASB issued SFAS No. 123, "Accounting for Stock-Based Compensation," which permits entities to recognize as expense over the vesting period the fair value of all stock-based awards on the date of grant or, alternatively, to continue to apply the provisions of Accounting Principles Board ("APB") Opinion No. 25, "Accounting for Stock Issued to Employees," and related interpretations. Companies which elect to continue

                                    SAI-63
        to apply APB Opinion No. 25 must provide pro forma net income disclosures for employee stock option grants made in 1995 and future years as if the fair-value-based method defined in SFAS No. 123 had been applied. The Company accounts for stock option plans sponsored by the Holding Company, DLJ and Alliance in accordance with the provisions of APB Opinion No. 25 (see Note 21).

        In June 1996, the FASB issued SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities". SFAS No. 125 specifies the accounting and reporting requirements for transfers of financial assets, the recognition and measurement of servicing assets and liabilities and extinguishments of liabilities. SFAS No. 125 is effective for transactions occurring after December 31, 1996 and is to be applied prospectively. In December 1996, the FASB issued SFAS No. 127, "Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125," which defers for one year the effective date of provisions relating to secured borrowings and collateral and transfers of financial assets that are part of repurchase agreements, dollar-roll, securities lending and similar transactions. Management has not yet determined the effect of implementing SFAS No. 125.

        Valuation of Investments
        ------------------------

        Fixed maturities identified as available for sale are reported at estimated fair value. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Effective with the adoption of SFAS No. 114 on January 1, 1995, the valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value. Prior to the adoption of SFAS No. 114, the valuation allowances were based on losses expected by management to be realized on transfers of mortgage loans to real estate (upon foreclosure or in-substance foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans management believed may not be collectible in full. In establishing valuation allowances, management previously considered, among other things the estimated fair value of the underlying collateral.

        Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses) net. Valuation allowances on real estate available for sale are computed using the lower of current estimated fair value or depreciated cost, net of disposition costs. Prior to the adoption of SFAS No. 121, valuation allowances on real estate held for the production of income were computed using the forecasted cash flows of the respective properties discounted at a rate equal to the Company's cost of funds.

        Policy loans are stated at unpaid principal balances.

        Partnerships and joint venture interests in which the Company does not have control and a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Common stocks are carried at estimated fair value and are included in other equity investments.

                                    SAI-64

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities are recorded in the consolidated financial statements on a trade date basis.

        Investment Results and Unrealized Investment Gains (Losses)
        -----------------------------------------------------------

        Net investment income and realized investment gains and losses (collectively, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

        Realized investment gains and losses are determined by specific identification and are presented as a component of revenue. Valuation allowances are netted against the asset categories to which they apply and changes in the valuation allowances are included in investment gains or losses.

        Unrealized investment gains and losses on fixed maturities available for sale and equity securities held by the Company are accounted for as a separate component of shareholder's equity, net of related deferred Federal income taxes, amounts attributable to the discontinued GIC Segment, participating group annuity contracts, and DAC related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs
        ---------------------------------

        The costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred.

                                    SAI-65

        DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group (periods ranging from 15 to 35 years and 5 to 17 years, respectively) as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to unrealized gains (losses) in consolidated shareholder's equity as of the balance sheet date.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group (40 years) as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 1996, the expected investment yield ranged from 7.30% grading to 7.68% over 13 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. Deviations of actual results from estimated experience are reflected in earnings in the period such deviations occur. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to unrealized gains (losses) in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life and annuity policies with life contingencies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        For individual health benefit insurance, DAC is amortized over the expected average life of the contracts (10 years for major medical policies and 20 years for disability income ("DI") products) in proportion to anticipated premium revenue at time of issue. In the fourth quarter of 1996, the DAC related to DI contracts issued prior to July 1993 was written off.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, include a margin

                                    SAI-66
        for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 11.5% for life insurance liabilities and from 2.25% to 13.5% for annuity liabilities.

        During the fourth quarter of 1996, a loss recognition study on participating group annuity contracts and conversion annuities ("Pension Par") was completed which included management's revised estimate of assumptions, including expected mortality and future investment returns. The study's results prompted management to establish a premium deficiency reserve which decreased earnings from continuing operations and net earnings by $47.5 million ($73.0 million pre-tax).

        Individual health benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

        During the fourth quarter of 1996, the Company completed a loss recognition study of the DI business which incorporated management's revised estimates of future experience with regard to morbidity, investment returns, claims and administration expenses and other factors. The study indicated DAC was not recoverable and the reserves were not sufficient. Earnings from continuing operations and net earnings decreased by $208.0 million ($320.0 million pre-tax) as a result of strengthening DI reserves by $175.0 million and writing off unamortized DAC of $145.0 million. The determination of DI reserves requires making assumptions and estimates relating to a variety of factors, including morbidity and interest rates, claims experience and lapse rates based on then known facts and circumstances. Such factors as claim incidence and termination rates can be affected by changes in the economic, legal and regulatory environments and work ethic. While management believes its DI reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities for individual disability income and major medical policies were $711.8 million and $639.6 million at December 31, 1996 and 1995, respectively (excluding $175.0 million of reserve strengthening in 1996). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies (excluding $175.0 million of reserve strengthening in 1996) are summarized as follows:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Incurred benefits related to current year..........  $       189.0       $      176.0       $      188.6
        Incurred benefits related to prior years...........           69.1               67.8               28.7
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $       258.1       $      243.8       $      217.3
                                                            =================   ================   =================
        Benefits paid related to current year..............  $        32.6       $       37.0       $       43.7
        Benefits paid related to prior years...............          153.3              137.8              132.3
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $       185.9       $      174.8       $      176.0
                                                            =================   ================   =================

                                    SAI-67

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by Equitable Life's Board of Directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        Equitable Life is subject to limitations on the amount of statutory profits which can be retained with respect to certain classes of individual participating policies that were in force on July 22, 1992 which are not included in the Closed Block and with respect to participating policies issued subsequent to July 22, 1992. Excess statutory profits, if any, will be distributed over time to such policyholders and will not be available to Equitable Life's shareholder. Earnings in excess of limitations, if any, would be accrued as policyholders' dividends.

        At December 31, 1996, participating policies, including those in the Closed Block, represent approximately 24.2% ($52.3 billion) of directly written life insurance in force, net of amounts ceded.

        Federal Income Taxes
        --------------------

        The Company files a consolidated Federal income tax return with the Holding Company and its non-life insurance subsidiaries. Current Federal income taxes were charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities were recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Separate Accounts
        -----------------

        Separate Accounts are established in conformity with the New York State Insurance Law and generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent the value of such assets exceeds the Separate Accounts liabilities.

        Assets and liabilities of the Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk, are shown as separate captions in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account, therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 1996, 1995 and 1994, investment results of such Separate Accounts were $2,970.6 million, $1,963.2 million and $665.2 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

                                    SAI-68

 3)     INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                        GROSS               GROSS
                                                   AMORTIZED          UNREALIZED         UNREALIZED         ESTIMATED
                                                      COST              GAINS              LOSSES           FAIR VALUE
                                                -----------------  -----------------   ----------------   ---------------
                                                                             (IN MILLIONS)
        DECEMBER 31, 1996
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    13,645.2      $       451.5       $      121.0       $   13,975.7
            Mortgage-backed....................        2,015.9               11.2               20.3            2,006.8
            U.S. Treasury securities and
              U.S. government and
              agency securities................        1,539.4               39.2               19.3            1,559.3
            States and political subdivisions..           77.0                4.5                -                 81.5
            Foreign governments................          302.6               18.0                2.2              318.4
            Redeemable preferred stock.........          139.1                3.3                7.1              135.3
                                                -----------------  -----------------   ----------------   ---------------
        Total Available for Sale...............  $    17,719.2      $       527.7       $      169.9       $   18,077.0
                                                =================  =================   ================   ===============
        Equity Securities:
          Common stock.........................  $        98.7      $        49.3       $       17.7       $      130.3
                                                =================  =================   ================   ===============

        December 31, 1995
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    10,910.7      $       617.6       $      118.1       $   11,410.2
            Mortgage-backed....................        1,838.0               31.2                1.2            1,868.0
            U.S. Treasury securities and
              U.S. government and
              agency securities................        2,257.0               77.8                4.1            2,330.7
            States and political subdivisions..           45.7                5.2                -                 50.9
            Foreign governments................          124.5               11.0                 .2              135.3
            Redeemable preferred stock.........          108.1                5.3                8.6              104.8
                                                -----------------  -----------------   ----------------   ---------------
        Total Available for Sale...............  $    15,284.0      $       748.1       $      132.2       $   15,899.9
                                                =================  =================   ================   ===============
        Equity Securities:
          Common stock.........................  $        97.3      $        49.1       $       18.0       $      128.4
                                                =================  =================   ================   ===============

        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company has determined an estimated fair value using a discounted cash flow approach, including provisions for credit risk, generally based upon the assumption such securities will be held to maturity. Estimated fair value for equity securities, substantially all of which do not have a readily ascertainable market value, has been determined by the Company. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 1996

                                    SAI-69
        and 1995, securities without a readily ascertainable market value having an amortized cost of $3,915.7 million and $3,748.9 million, respectively, had estimated fair values of $4,024.6 million and $3,981.8 million, respectively.

        The contractual maturity of bonds at December 31, 1996 is shown below:

                                                   AVAILABLE FOR SALE
                                           ------------------------------------
                                              AMORTIZED          ESTIMATED
                                                COST             FAIR VALUE
                                           ----------------   -----------------
                                                      (IN MILLIONS)

        Due in one year or less...........  $      539.6       $      542.5
        Due in years two through five.....       2,776.2            2,804.0
        Due in years six through ten......       6,044.7            6,158.1
        Due after ten years...............       6,203.7            6,430.3
        Mortgage-backed securities........       2,015.9            2,006.8
                                           ----------------   -----------------
        Total.............................  $   17,580.1       $   17,941.7
                                           ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring the total investments in any single issuer or total investment in a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 1996, approximately 14.20% of the $17,563.7 million aggregate amortized cost of bonds held by the Insurance Group were considered to be other than investment grade.

        In addition to its holdings of corporate high yield securities, the Insurance Group is an equity investor in limited partnership interests which primarily invest in securities considered to be other than investment grade.

        The Company has restructured or modified the terms of certain fixed maturity investments. The fixed maturity portfolio includes amortized costs of $5.5 million and $15.9 million at December 31, 1996 and 1995, respectively, of such restructured securities. These amounts include fixed maturities which are in default as to principal and/or interest payments, are to be restructured pursuant to commenced negotiations or where the borrowers went into bankruptcy subsequent to acquisition (collectively, "problem fixed maturities") of $2.2 million and $1.6 million as of December 31, 1996 and 1995, respectively. Gross interest income that would have been recorded in accordance with the original terms of restructured fixed maturities amounted to $1.4 million, $3.0 million and $7.5 million in 1996, 1995 and 1994, respectively. Gross interest income on these fixed maturities included in net investment income aggregated $1.3 million, $2.9 million and $6.8 million in 1996, 1995 and 1994, respectively.

                                    SAI-70

        Investment valuation allowances and changes thereto are shown below:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Balances, beginning of year........................  $       325.3       $      284.9       $      355.6
        SFAS No. 121 release...............................         (152.4)               -                  -
        Additions charged to income........................          125.0              136.0               51.0
        Deductions for writedowns and
          asset dispositions...............................         (160.8)             (95.6)            (121.7)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $       137.1       $      325.3       $      284.9
                                                            =================   ================   =================
        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        50.4       $       65.5       $       64.2
          Equity real estate...............................           86.7              259.8              220.7
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       137.1       $      325.3       $      284.9
                                                            =================   ================   =================

        At December 31, 1996, the carrying values of investments held for the production of income which were non-income producing for the twelve months preceding the consolidated balance sheet date were $25.0 million of fixed maturities and $2.6 million of mortgage loans on real estate.

        At December 31, 1996 and 1995, mortgage loans on real estate with scheduled payments 60 days (90 days for agricultural mortgages) or more past due or in foreclosure (collectively, "problem mortgage loans on real estate") had an amortized cost of $12.4 million (0.4% of total mortgage loans on real estate) and $87.7 million (2.4% of total mortgage loans on real estate), respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $388.3 million and $531.5 million at December 31, 1996 and 1995, respectively. These amounts include $1.0 million and $3.8 million of problem mortgage loans on real estate at December 31, 1996 and 1995, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $35.5 million, $52.1 million and $44.9 million in 1996, 1995 and 1994, respectively. Gross interest income on these loans included in net investment income aggregated $28.2 million, $37.4 million and $32.8 million in 1996, 1995 and 1994, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   1996                 1995
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Impaired mortgage loans with provision for losses..................  $        340.0       $        310.1
        Impaired mortgage loans with no provision for losses...............           122.3                160.8
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           462.3                470.9
        Provision for losses...............................................            46.4                 62.7
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        415.9       $        408.2
                                                                            ===================  ===================

                                    SAI-71

        Impaired mortgage loans with no provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        During 1996 and 1995, respectively, the Company's average recorded investment in impaired mortgage loans was $552.1 million and $429.0 million. Interest income recognized on these impaired mortgage loans totaled $38.8 million and $27.9 million for 1996 and 1995, respectively, including $17.9 million and $13.4 million recognized on a cash basis.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 1996 and 1995, the carrying value of equity real estate available for sale amounted to $345.6 million and $255.5 million, respectively. For 1996, 1995 and 1994, respectively, real estate of $58.7 million, $35.3 million and $189.8 million was acquired in satisfaction of debt. At December 31, 1996 and 1995, the Company owned $771.7 million and $862.7 million, respectively, of real estate acquired in satisfaction of debt.

        Depreciation of real estate is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years. Accumulated depreciation on real estate was $587.5 million and $662.4 million at December 31, 1996 and 1995, respectively. Depreciation expense on real estate totaled $91.8 million, $121.7 million and $117.0 million for 1996, 1995 and 1994, respectively. As a result of the implementation of SFAS No. 121, during 1996 no depreciation expense has been recorded on real estate available for sale.

                                    SAI-72

 4)     JOINT VENTURES AND PARTNERSHIPS

        Summarized combined financial information of real estate joint ventures (34 and 38 individual ventures as of December 31, 1996 and 1995, respectively) and of limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater is as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     1996                1995
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        FINANCIAL POSITION
        Investments in real estate, at depreciated cost........................  $    1,883.7       $    2,684.1
        Investments in securities, generally at estimated fair value...........       2,430.6            2,459.8
        Cash and cash equivalents..............................................          98.0              489.1
        Other assets...........................................................         427.0              270.8
                                                                                ----------------   -----------------
        Total assets...........................................................       4,839.3            5,903.8
                                                                                ----------------   -----------------
        Borrowed funds - third party...........................................       1,574.3            1,782.3
        Borrowed funds - the Company...........................................         137.9              220.5
        Other liabilities......................................................         415.8              593.9
                                                                                ----------------   -----------------
        Total liabilities......................................................       2,128.0            2,596.7
                                                                                ----------------   -----------------

        Partners' Capital......................................................  $    2,711.3       $    3,307.1
                                                                                ================   =================

        Equity in partners' capital included above.............................  $      806.8       $      902.2
        Equity in limited partnership interests not included above.............         201.8              212.8
        Other..................................................................           9.8                8.9
                                                                                ----------------   -----------------
        Carrying Value.........................................................  $    1,018.4       $    1,123.9
                                                                                ================   =================

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $       348.9       $      463.5       $      537.7
        Revenues of other limited partnership interests....          386.1              242.3              103.4
        Interest expense - third party.....................         (111.0)            (135.3)            (114.9)
        Interest expense - the Company.....................          (30.0)             (41.0)             (36.9)
        Other expenses.....................................         (282.5)            (397.7)            (430.9)
                                                            -----------------   ----------------   -----------------
        Net Earnings.......................................  $       311.5       $      131.8       $       58.4
                                                            =================   ================   =================
        Equity in net earnings included above..............  $        73.9       $       49.1       $       18.9
        Equity in net earnings of limited partnerships
          interests not included above.....................           35.8               44.8               25.3
        Other..............................................             .9                1.0                1.8
                                                            -----------------   ----------------   -----------------
        Total Equity in Net Earnings.......................  $       110.6       $       94.9       $       46.0
                                                            =================   ================   =================

                                    SAI-73

 5)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income are summarized as follows:

                                                   1996               1995                1994
                                             -----------------   ----------------   -----------------
                                                                  (IN MILLIONS)

        Fixed maturities....................  $     1,307.4       $    1,151.1       $    1,036.5
        Mortgage loans on real estate.......          303.0              329.0              385.7
        Equity real estate..................          442.4              560.4              561.8
        Other equity investments............           94.3               76.9               36.1
        Policy loans........................          160.3              144.4              122.7
        Other investment income.............          217.4              273.0              322.4
                                             -----------------   ----------------   -----------------

          Gross investment income...........        2,524.8            2,534.8            2,465.2
                                             -----------------   ----------------   -----------------

          Investment expenses...............          348.9              446.6              466.6
                                             -----------------   ----------------   -----------------

        Net Investment Income...............  $     2,175.9       $    2,088.2       $    1,998.6
                                             =================   ================   =================

        Investment gains (losses), net, including changes in the valuation allowances, are summarized as follows:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $        60.5       $      119.9       $      (14.3)
        Mortgage loans on real estate......................          (27.3)             (40.2)             (43.1)
        Equity real estate.................................          (79.7)             (86.6)              20.6
        Other equity investments...........................           18.9               12.8               75.9
        Issuance and sales of Alliance Units...............           20.6                -                 52.4
        Other..............................................           (2.8)               (.6)                .3
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $        (9.8)      $        5.3       $       91.8
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $29.9 million, $46.7 million and $30.8 million for 1996, 1995 and 1994, respectively, and writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $23.7 million for the year ended December 31, 1996.

        For 1996, 1995 and 1994, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $8,353.5 million, $8,206.0 million and $5,253.9 million. Gross gains of $154.2 million, $211.4 million and $65.2 million and gross losses of $92.7 million, $64.2 million and $50.8 million, respectively, were realized on these sales. The change in unrealized investment (losses) gains related to fixed maturities classified as available for sale for 1996, 1995 and 1994 amounted to $(258.0) million, $1,077.2 million and $(742.2) million, respectively.

        During each of 1995 and 1994, one security classified as held to maturity was sold. During the eleven months ended November 30, 1995 and the year ended December 31, 1994, respectively, twelve and six securities so classified were transferred to the available for sale portfolio. All actions were taken as a result of a significant

                                    SAI-74
        deterioration in creditworthiness. The aggregate amortized costs of the securities sold were $1.0 million and $19.9 million with a related investment gain of $-0- million and $.8 million recognized in 1995 and 1994, respectively; the aggregate amortized cost of the securities transferred was $116.0 million and $42.8 million with gross unrealized investment losses of $3.2 million and $3.1 million charged to consolidated shareholder's equity for the eleven months ended November 30, 1995 and the year ended December 31, 1994, respectively. On December 1, 1995, the Company transferred $4,794.9 million of securities classified as held to maturity to the available for sale portfolio. As a result, unrealized gains on fixed maturities increased $395.6 million, offset by DAC of $126.5 million, amounts attributable to participating group annuity contracts of $39.2 million and deferred Federal income taxes of $80.5 million.

        For 1996, 1995 and 1994, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $136.7 million, $131.2 million and $175.8 million, respectively.

        In 1996, Alliance acquired the business of Cursitor-Eaton Asset Management Company and Cursitor Holdings Limited (collectively, "Cursitor") for approximately $159.0 million. The purchase price consisted of $94.3 million in cash, 1.8 million of Alliance's publicly traded units ("Alliance Units"), 6% notes aggregating $21.5 million payable ratably over four years, and substantial additional consideration which will be determined at a later date. The excess of the purchase price, including acquisition costs and minority interest, over the fair value of Cursitor's net assets acquired resulted in the recognition of intangible assets consisting of costs assigned to contracts acquired and goodwill of approximately $122.8 million and $38.3 million, respectively, which are being amortized over the estimated useful lives of 20 years. The Company recognized an investment gain of $20.6 million as a result of the issuance of Alliance Units in this transaction. At December 31, 1996, the Company's ownership of Alliance Units was approximately 57.3%.

        In 1994, Alliance sold 4.96 million newly issued Alliance Units to third parties at prevailing market prices. The Company continues to hold its 1% general partnership interest in Alliance. The Company recognized an investment gain of $52.4 million as a result of these transactions.

                                    SAI-75

        Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of equity and the changes for the corresponding years, are summarized as follows:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year as restated.............  $       396.5       $     (220.5)      $      144.6
        Changes in unrealized investment (losses) gains....         (297.6)           1,198.9             (856.7)
        Changes in unrealized investment losses
          (gains) attributable to:
            Participating group annuity contracts..........            -                (78.1)              40.8
            DAC............................................           42.3             (216.8)             273.6
            Deferred Federal income taxes..................           48.7             (287.0)             177.2
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       189.9       $      396.5       $     (220.5)
                                                            =================   ================   =================
        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $       357.8       $      615.9       $     (461.3)
            Other equity investments.......................           31.6               31.1                7.7
            Other, principally Closed Block................           53.1               93.1               (5.1)
                                                            -----------------   ----------------   -----------------
              Total........................................          442.5              740.1             (458.7)
          Amounts of unrealized investment (gains)
            losses attributable to:
              Participating group annuity contracts........          (72.2)             (72.2)               5.9
              DAC..........................................          (52.0)             (94.3)             122.4
              Deferred Federal income taxes................         (128.4)            (177.1)             109.9
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       189.9       $      396.5       $     (220.5)
                                                            =================   ================   =================

                                    SAI-76

 6)     CLOSED BLOCK

        Summarized financial information of the Closed Block follows:

                                                                                     DECEMBER 31,
                                                                         --------------------------------------
                                                                               1996                 1995
                                                                         -----------------    -----------------
                                                                                     (IN MILLIONS)
        Assets
        Fixed Maturities:
          Available for sale, at estimated fair value (amortized cost,
            $3,820.7 and $3,662.8)......................................  $    3,889.5         $    3,896.2
        Mortgage loans on real estate...................................       1,380.7              1,368.8
        Policy loans....................................................       1,765.9              1,797.2
        Cash and other invested assets..................................         336.1                440.9
        DAC.............................................................         876.5                792.6
        Other assets....................................................         246.3                286.4
                                                                         -----------------    -----------------
        Total Assets....................................................  $    8,495.0         $    8,582.1
                                                                         =================    =================

        Liabilities
        Future policy benefits and policyholders' account balances......  $    8,999.7         $    8,923.5
        Other liabilities...............................................          91.6                297.9
                                                                         -----------------    -----------------
        Total Liabilities...............................................  $    9,091.3         $    9,221.4
                                                                         =================    =================

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Revenues
        Premiums and other revenue.........................  $       724.8       $      753.4       $      798.1
        Investment income (net of investment
          expenses of $27.3, $26.7 and $19.0)..............          546.6              538.9              523.0
        Investment losses, net.............................           (5.5)             (20.2)             (24.0)
                                                            -----------------   ----------------   -----------------
              Total revenues...............................        1,265.9            1,272.1            1,297.1
                                                            -----------------   ----------------   -----------------
        Benefits and Other Deductions
        Policyholders' benefits and dividends..............        1,106.3            1,077.6            1,121.6
        Other operating costs and expenses.................           34.6               51.3               38.5
                                                            -----------------   ----------------   -----------------
              Total benefits and other deductions..........        1,140.9            1,128.9            1,160.1
                                                            -----------------   ----------------   -----------------
        Contribution from the Closed Block.................  $       125.0       $      143.2       $      137.0
                                                            =================   ================   =================

        In the fourth quarter of 1996, the Company adopted SFAS No. 120, which prescribes the accounting for individual participating life insurance contracts, most of which are included in the Closed Block. The implementation of SFAS No. 120 resulted in an increase (decrease) in the contribution from the Closed Block of $27.5 million, $18.8 million and $(14.0) million in 1996, 1995 and 1994, respectively.

                                    SAI-77

        The fixed maturity portfolio, based on amortized cost, includes $.4 million and $4.3 million at December 31, 1996 and 1995, respectively, of restructured securities which includes problem fixed maturities of $.3 million and $1.9 million, respectively.

        During the eleven months ended November 30, 1995, one security classified as held to maturity was sold and ten securities classified as held to maturity were transferred to the available for sale portfolio. All actions resulted from significant deterioration in creditworthiness. The amortized cost of the security sold was $4.2 million. The aggregate amortized cost of the securities transferred was $81.3 million with gross unrealized investment losses of $.1 million transferred to equity. At December 1, 1995, $1,750.7 million of securities classified as held to maturity were transferred to the available for sale portfolio. As a result, unrealized gains of $88.5 million on fixed maturities were recognized, offset by DAC amortization of $52.6 million.

        At December 31, 1996 and 1995, problem mortgage loans on real estate had an amortized cost of $4.3 million and $36.5 million, respectively, and mortgage loans on real estate for which the payment terms have been restructured had an amortized cost of $114.2 million and $137.7 million, respectively. At December 31, 1996 and 1995, the restructured mortgage loans on real estate amount included $.7 million and $8.8 million, respectively, of problem mortgage loans on real estate.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                              DECEMBER 31,
                                                                   ------------------------------------
                                                                        1996                1995
                                                                   ----------------   -----------------
                                                                              (IN MILLIONS)

        Impaired mortgage loans with provision for losses.........  $       128.1      $       106.8
        Impaired mortgage loans with no provision for losses......             .6               10.1
                                                                   ----------------   -----------------
        Recorded investment in impaired mortgages.................          128.7              116.9
        Provision for losses......................................           12.9               17.9
                                                                   ----------------   -----------------
        Net Impaired Mortgage Loans...............................  $       115.8      $        99.0
                                                                   ================   =================

        During 1996 and 1995, respectively, the Closed Block's average recorded investment in impaired mortgage loans was $153.8 million and $146.9 million, respectively. Interest income recognized on these impaired mortgage loans totaled $10.9 million and $5.9 million for 1996 and 1995, respectively, including $4.7 million and $1.3 million recognized on a cash basis.

        Valuation allowances amounted to $13.8 million and $18.4 million on mortgage loans on real estate and $3.7 million and $4.3 million on equity real estate at December 31, 1996 and 1995, respectively. Writedowns of fixed maturities amounted to $12.8 million, $16.8 million and $15.9 million for 1996, 1995 and 1994, respectively. As of January 1, 1996, the adoption of SFAS No. 121 resulted in the recognition of impairment losses of $5.6 million on real estate held and used.

        Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

                                    SAI-78

 7)     DISCONTINUED OPERATIONS

        Summarized financial information of the GIC Segment follows:

                                                             DECEMBER 31,
                                                 --------------------------------------
                                                       1996                 1995
                                                 -----------------    -----------------
                                                             (IN MILLIONS)
        Assets
        Mortgage loans on real estate...........  $    1,111.1         $    1,485.8
        Equity real estate......................         925.6              1,122.1
        Other invested assets...................         474.0                665.2
        Other assets............................         226.1                579.3
                                                 -----------------    -----------------
        Total Assets............................  $    2,736.8         $    3,852.4
                                                 =================    =================

        Liabilities
        Policyholders' liabilities..............  $    1,335.9         $    1,399.8
        Allowance for future losses.............         262.0                164.2
        Amounts due to continuing operations....         996.2              2,097.1
        Other liabilities.......................         142.7                191.3
                                                 -----------------    -----------------
        Total Liabilities.......................  $    2,736.8         $    3,852.4
                                                 =================    =================

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Revenues
        Investment income (net of investment expenses
          of $127.5, $153.1 and $183.3)....................  $       245.4       $      323.6       $      394.3
        Investment (losses) gains, net.....................          (18.9)             (22.9)              26.8
        Policy fees, premiums and other income.............             .2                 .7                 .4
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................          226.7              301.4              421.5
        Benefits and other deductions......................          250.4              326.5              443.2
        Losses charged to allowance for future losses......          (23.7)             (25.1)             (21.7)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax loss from strengthening of the
          allowance for future losses......................         (129.0)               -                  -
        Federal income tax benefit.........................           45.2                -                  -
                                                            -----------------   ----------------   -----------------
        Loss from Discontinued Operations..................  $       (83.8)      $        -         $        -
                                                            =================   ================   =================

        In 1991, management adopted a plan to discontinue the business operations of the GIC Segment consisting of group non-participating Wind-Up Annuities and the GIC lines of business. The loss allowance and premium deficiency reserve of $569.6 million provided for in 1991 were based on management's best judgment at that time.

        The Company's quarterly process for evaluating the loss provisions applies the current period's results of the discontinued operations against the allowance, re-estimates future losses, and adjusts the provisions, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth

                                    SAI-79
        quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in the need to strengthen the loss provisions by $129.0 million, resulting in a post-tax charge of $83.8 million to discontinued operations' results in the fourth quarter of 1996.

        Management believes the loss provisions for Wind-Up Annuities and GIC contracts at December 31, 1996 are adequate to provide for all future losses; however, the determination of loss provisions continues to involve numerous estimates and subjective judgments regarding the expected performance of discontinued operations investment assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the loss provisions, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the loss provisions are likely to result.

        In January 1995, continuing operations transferred $1,215.4 million in cash to the GIC Segment in settlement of its obligation to provide assets to fund the accumulated deficit of the GIC Segment. Subsequently, the GIC Segment remitted $1,155.4 million in cash to continuing operations in partial repayment of borrowings by the GIC Segment. No gains or losses were recognized on these transactions. Amounts due to continuing operations at December 31, 1996, consisted of $1,080.0 million borrowed by the discontinued GIC Segment offset by $83.8 million representing an obligation of continuing operations to provide assets to fund the accumulated deficit of the GIC Segment.

        Investment income included $88.2 million of interest income for 1994 on amounts due from continuing operations. Benefits and other deductions include $114.3 million, $154.6 million and $219.7 million of interest expense related to amounts borrowed from continuing operations in 1996, 1995 and 1994, respectively.

        Valuation allowances amounted to $9.0 million and $19.2 million on mortgage loans on real estate and $20.4 million and $77.9 million on equity real estate at December 31, 1996 and 1995, respectively. As of January 1, 1996, the adoption of SFAS No. 121 resulted in a release of existing valuation allowances of $71.9 million on equity real estate and recognition of impairment losses of $69.8 million on real estate held and used. Writedowns of fixed maturities amounted to $1.6 million, $8.1 million and $17.8 million for 1996, 1995 and 1994, respectively and writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $12.3 million for 1996.

        The fixed maturity portfolio, based on amortized cost, includes $6.2 million and $15.1 million at December 31, 1996 and 1995, respectively, of restructured securities. These amounts include problem fixed maturities of $.5 million and $6.1 million at December 31, 1996 and 1995, respectively.

        At December 31, 1996 and 1995, problem mortgage loans on real estate had amortized costs of $7.9 million and $35.4 million, respectively, and mortgage loans on real estate for which the payment terms have been restructured had amortized costs of $208.1 million and $289.3 million, respectively.

                                    SAI-80

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                            DECEMBER 31,
                                                                 ------------------------------------
                                                                      1996                1995
                                                                 ----------------   -----------------
                                                                            (IN MILLIONS)
        Impaired mortgage loans with provision for losses.......  $        83.5      $       105.1
        Impaired mortgage loans with no provision for losses....           15.0               18.2
                                                                 ----------------   -----------------
        Recorded investment in impaired mortgages...............           98.5              123.3
        Provision for losses....................................            8.8               17.7
                                                                 ----------------   -----------------
        Net Impaired Mortgage Loans.............................  $        89.7      $       105.6
                                                                 ================   =================

        During 1996 and 1995, the GIC Segment's average recorded investment in impaired mortgage loans was $134.8 million and $177.4 million, respectively. Interest income recognized on these impaired mortgage loans totaled $10.1 million and $4.5 million for 1996 and 1995, respectively, including $7.5 million and $.4 million recognized on a cash basis.

        At December 31, 1996 and 1995, the GIC Segment had $263.0 million and $310.9 million, respectively, of real estate acquired in satisfaction of debt.

8)      SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                        DECEMBER 31,
                                                            --------------------------------------
                                                                  1996                 1995
                                                            -----------------    -----------------
                                                                        (IN MILLIONS)

        Short-term debt....................................  $      174.1         $        -
                                                            -----------------    -----------------
        Long-term debt:
        Equitable Life:
          6.95% surplus notes scheduled to mature 2005.....         399.4                399.3
          7.70% surplus notes scheduled to mature 2015.....         199.6                199.6
          Eurodollar notes, 10.5% due 1997.................           -                   76.2
          Zero coupon note, 11.25% due 1997................           -                  120.1
          Other............................................            .5                 16.3
                                                            -----------------    -----------------
              Total Equitable Life.........................         599.5                811.5
                                                            -----------------    -----------------
        Wholly Owned and Joint Venture Real Estate:
          Mortgage notes, 4.92% - 12.50% due through 2006..         968.6              1,084.4
                                                            -----------------    -----------------
        Alliance:
          Other............................................          24.7                  3.4
                                                            -----------------    -----------------
        Total long-term debt...............................       1,592.8              1,899.3
                                                            -----------------    -----------------
        Total Short-term and Long-term Debt................  $    1,766.9         $    1,899.3
                                                            =================    =================

                                    SAI-81

        Short-term Debt
        ---------------

        Equitable Life has a $350.0 million bank credit facility available to fund short-term working capital needs and to facilitate the securities settlement process. The credit facility consists of two types of borrowing options with varying interest rates. The interest rates are based on external indices dependent on the type of borrowing and at December 31, 1996 range from 5.73% (the London Interbank Offering Rate ("LIBOR") plus 22.5 basis points) to 8.25% (the prime rate). There were no borrowings outstanding under this bank credit facility at December 31, 1996.

        Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $350.0 million five-year bank credit facility. There were no borrowings outstanding under this program at December 31, 1996.

        In February 1996, Alliance entered into a new $250.0 million five-year revolving credit facility with a group of banks which replaced its $100.0 million revolving credit facility and its $100.0 million commercial paper back-up revolving credit facility. Under the new revolving credit facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the LIBOR or the Federal Funds rate. A facility fee is payable on the total facility. The revolving credit facility will be used to provide back-up liquidity for commercial paper to be used under Alliance's $100.0 million commercial paper program, to fund commission payments to financial intermediaries for the sale of Class B and C shares under Alliance's mutual fund distribution system, and for general working capital purposes. As of December 31, 1996, Alliance had not issued any commercial paper under its $100.0 million commercial paper program and there were no borrowings outstanding under Alliance's revolving credit facility.

        At December 31, 1996, long-term debt expected to mature in 1997 totaling $174.1 million was reclassified as short-term debt.

        Long-term Debt
        --------------

        Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. The Company is in compliance with all debt covenants.

        On December 18, 1995, Equitable Life issued, in accordance with Section 1307 of the New York Insurance Law, $400.0 million of surplus notes having an interest rate of 6.95% scheduled to mature in 2005 and $200.0 million of surplus notes having an interest rate of 7.70% scheduled to mature in 2015 (together, the "Surplus Notes"). Proceeds from the issuance of the Surplus Notes were $596.6 million, net of related issuance costs. The unamortized discount on the Surplus Notes was $1.0 million at December 31, 1996. Payments of interest on or principal of the Surplus Notes are subject to prior approval by the Superintendent.

        The Company has pledged real estate, mortgage loans, cash and securities amounting to $1,406.4 million and $1,629.7 million at December 31, 1996 and 1995, respectively, as collateral for certain long-term debt.

        At December 31, 1996, aggregate maturities of the long-term debt based on required principal payments at maturity for 1997 and the succeeding four years are $494.9 million, $316.7 million, $19.7 million, $5.4 million, $0 million, respectively, and $946.7 million thereafter.

                                    SAI-82

 9)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense (benefit) in the consolidated statements of earnings is shown below:

                                                       1996               1995                1994
                                                 -----------------   ----------------   -----------------
                                                                      (IN MILLIONS)
        Federal income tax expense (benefit):
          Current...............................  $        97.9       $      (11.7)      $        4.0
          Deferred..............................          (88.2)             132.2               96.2
                                                 -----------------   ----------------   -----------------
        Total...................................  $         9.7       $      120.5       $      100.2
                                                 =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and the tax effects of each are as follows:

                                                       1996               1995                1994
                                                 -----------------   ----------------   -----------------
                                                                      (IN MILLIONS)
        Expected Federal income tax expense.....  $        73.0       $      173.7       $      154.5
        Non-taxable minority interest...........          (28.6)             (22.0)             (17.6)
        Differential earnings amount............            -                  -                (16.8)
        Adjustment of tax audit reserves........            6.9                4.1               (4.6)
        Equity in unconsolidated subsidiaries...          (32.3)             (19.4)             (12.5)
        Other...................................           (9.3)             (15.9)              (2.8)
                                                 -----------------   ----------------   -----------------
        Federal Income Tax Expense..............  $         9.7       $      120.5       $      100.2
                                                 =================   ================   =================

        Prior to the date of demutualization, Equitable Life reduced its deduction for policyholder dividends by the differential earnings amount. This amount was computed, for each tax year, by multiplying Equitable Life's average equity base, as determined for tax purposes, by an estimate of the excess of an imputed earnings rate for stock life insurance companies over the average mutual life insurance companies' earnings rate. The differential earnings amount for each tax year was subsequently recomputed when actual earnings rates were published by the Internal Revenue Service. As a stock life insurance company, Equitable Life no longer is required to reduce its policyholder dividend deduction by the differential earnings amount, but differential earnings amounts for pre-demutualization years were still being recomputed in 1994.

        The components of the net deferred Federal income tax account are as follows:

                                                       DECEMBER 31, 1996                  December 31, 1995
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        DAC, reserves and reinsurance..........  $       -        $      166.0      $        -        $     304.4
        Investments............................          -               328.6               -              326.9
        Compensation and related benefits......        259.2               -               293.0              -
        Other..................................          -                 1.8               -               32.3
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     259.2      $      496.4      $      293.0      $     663.6
                                                ===============  ================  ===============   ===============

                                    SAI-83

        The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and the tax effects of each are as follows:

                                                     1996               1995                1994
                                               -----------------   ----------------   -----------------
                                                                    (IN MILLIONS)
        DAC, reserves and reinsurance.........  $      (156.2)      $       63.3       $       12.0
        Investments...........................           78.6               13.0               89.3
        Compensation and related benefits.....           22.3               30.8               10.0
        Other.................................          (32.9)              25.1              (15.1)
                                               -----------------   ----------------   -----------------
        Deferred Federal Income Tax
          (Benefit) Expense...................  $       (88.2)      $      132.2       $       96.2
                                               =================   ================   =================

        The Internal Revenue Service is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1989 through 1991. Management believes these audits will have no material adverse effect on the Company's results of operations.

10)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Direct premiums....................................  $       461.4       $      474.2       $      476.7
        Reinsurance assumed................................          177.5              171.3              180.5
        Reinsurance ceded..................................          (41.3)             (38.7)             (31.6)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       597.6       $      606.8       $      625.6
                                                            =================   ================   =================
        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        48.2       $       44.0       $       27.5
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $        54.1       $       48.9       $       20.7
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        32.3       $       28.5       $       25.4
                                                            =================   ================   =================

        Effective January 1, 1994, all in force business above $5.0 million was reinsured. During 1996, the Company's retention limit on joint survivorship policies was increased to $15.0 million. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks as well as in certain other cases.

        The Insurance Group cedes 100% of its group life and health business to a third party insurance company. Premiums ceded totaled $2.4 million, $260.6 million and $241.0 million for 1996, 1995 and 1994, respectively. Ceded death and disability benefits totaled $21.2 million, $188.1 million and $235.5 million for 1996, 1995 and 1994, respectively. Insurance liabilities ceded totaled $652.4 million and $724.2 million at December 31, 1996 and 1995, respectively.

                                    SAI-84

11)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's and EREIM's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974.

        Components of net periodic pension cost (credit) for the qualified and non-qualified plans are as follows:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Service cost.......................................  $        33.8       $       30.0       $       30.3
        Interest cost on projected benefit obligations.....          120.8              122.0              111.0
        Actual return on assets............................         (181.4)            (309.2)              24.4
        Net amortization and deferrals.....................           43.4              155.6             (142.5)
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Cost (Credit).................  $        16.6       $       (1.6)      $       23.2
                                                            =================   ================   =================

        The funded status of the qualified and non-qualified pension plans is as follows:

                                                                              DECEMBER 31,
                                                                   ------------------------------------
                                                                        1996                1995
                                                                   ----------------   -----------------
                                                                              (IN MILLIONS)
        Actuarial present value of obligations:
          Vested..................................................  $    1,672.2       $    1,642.4
          Non-vested..............................................          10.1               10.9
                                                                   ----------------   -----------------
        Accumulated Benefit Obligation............................  $    1,682.3       $    1,653.3
                                                                   ================   =================
        Plan assets at fair value.................................  $    1,626.0       $    1,503.8
        Projected benefit obligation..............................       1,765.5            1,743.0
                                                                   ----------------   -----------------
        Projected benefit obligation in excess of plan assets.....        (139.5)            (239.2)
        Unrecognized prior service cost...........................         (17.9)             (25.5)
        Unrecognized net loss from past experience different
          from that assumed.......................................         280.0              368.2
        Unrecognized net asset at transition......................           4.7               (7.3)
        Additional minimum liability..............................         (19.3)             (51.9)
                                                                   ----------------   -----------------
        Prepaid Pension Cost......................................  $      108.0       $       44.3
                                                                   ================   =================

        The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 7.5% and 4.25%, respectively, at December 31, 1996 and 7.25% and 4.50%, respectively, at December 31, 1995. As of January 1, 1996 and 1995, the expected long-term rate of return on assets for the retirement plan was 10.25% and 11%, respectively.

                                    SAI-85

        The Company recorded, as a reduction of shareholder's equity, an additional minimum pension liability of $12.9 million and $35.1 million, net of Federal income taxes, at December 31, 1996 and 1995, respectively, representing the excess of the accumulated benefit obligation over the fair value of plan assets and accrued pension liability.

        The pension plan's assets include corporate and government debt securities, equity securities, equity real estate and shares of Group Trusts managed by Alliance.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $34.7 million, $36.4 million and $38.1 million for 1996, 1995 and 1994, respectively.

        The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company on or after attaining age 55 who have at least 10 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No. 106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 1996, 1995 and 1994, the Company made estimated postretirement benefits payments of $18.9 million, $31.1 million and $29.8 million, respectively.

        The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Service cost.......................................  $         5.3       $        4.0       $        3.9
        Interest cost on accumulated postretirement
          benefits obligation..............................           34.6               34.7               28.6
        Net amortization and deferrals.....................            2.4               (2.3)              (3.9)
                                                            -----------------   ----------------   -----------------
        Net Periodic Postretirement Benefits Costs.........  $        42.3       $       36.4       $       28.6
                                                            =================   ================   =================

                                                                              DECEMBER 31,
                                                                   ------------------------------------
                                                                        1996                1995
                                                                   ----------------   -----------------
                                                                              (IN MILLIONS)
        Accumulated postretirement benefits obligation:
          Retirees................................................  $      381.8       $      391.8
          Fully eligible active plan participants.................          50.7               50.4
          Other active plan participants..........................          60.7               64.2
                                                                   ----------------   -----------------
                                                                           493.2              506.4
        Unrecognized prior service cost...........................          50.5               56.3
        Unrecognized net loss from past experience different
          from that assumed and from changes in assumptions.......        (150.5)            (181.3)
                                                                   ----------------   -----------------
        Accrued Postretirement Benefits Cost......................  $      393.2       $      381.4
                                                                   ================   =================

                                    SAI-86

        At January 1, 1994, medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

        The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 9.5% in 1996, gradually declining to 3.5% in the year 2009 and in 1995 was 10%, gradually declining to 3.5% in the year 2008. The discount rate used in determining the accumulated postretirement benefits obligation was 7.50% and 7.25% at December 31, 1996 and 1995, respectively.

        If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 1996 would be increased 7%. The effect of this change on the sum of the service cost and interest cost would be an increase of 8%.

12)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        Derivatives
        -----------

        The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. The notional amount of matched interest rate swaps outstanding at December 31, 1996 was $649.9 million. The average unexpired terms at December 31, 1996 range from 2.2 to 2.7 years. At December 31, 1996, the cost of terminating outstanding matched swaps in a loss position was $8.3 million and the unrealized gain on outstanding matched swaps in a gain position was $11.4 million. The Company has no intention of terminating these contracts prior to maturity. During 1996, 1995 and 1994, net gains (losses) of $.2 million, $1.4 million and $(.2) million, respectively, were recorded in connection with interest rate swap activity. Equitable Life has implemented an interest rate cap program designed to hedge crediting rates on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 1996 of contracts purchased and sold were $5,050.0 million and $500.0 million, respectively. The net premium paid by Equitable Life on these contracts was $22.5 million and is being amortized ratably over the contract periods ranging from 3 to 5 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

        Substantially all of DLJ's business related to derivatives is by its nature trading activities which are primarily for the purpose of customer accommodations. DLJ's derivative activities consist primarily of option writing and trading in forward and futures contracts. Derivative financial instruments have both on-and-off balance sheet implications depending on the nature of the contracts. DLJ's involvement in swap contracts is not significant.

        Fair Value of Financial Instruments
        -----------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of timing, amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of

                                    SAI-87
        unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 1996 and 1995.

        Fair value for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        The estimated fair values for the Company's liabilities under GIC and association plan contracts are estimated using contractual cash flows discounted based on the T. Rowe Price GIC Index Rate for the appropriate duration. For durations in excess of the published index rate, the appropriate Treasury rate is used plus a spread equal to the longest duration GIC rate spread published.

        The estimated fair values for those group annuity contracts which are classified as universal life type contracts are measured at the estimated fair value of the underlying assets. The estimated fair values for single premium deferred annuities ("SPDA") are estimated using projected cash flows discounted at current offering rates. The estimated fair values for supplementary contracts not involving life contingencies ("SCNILC") and annuities certain are derived using discounted cash flows based upon the estimated current offering rate.

        Fair value for long-term debt is determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's fair value of short-term borrowings approximates their carrying value.

                                    SAI-88

        The following table discloses carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 6 and 7:

                                                                          DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              1996                               1995
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                        (IN MILLIONS)
        Consolidated Financial Instruments:
        -----------------------------------
        Mortgage loans on real estate..........  $    3,133.0     $     3,394.6     $     3,638.3     $    3,973.6
        Other joint ventures...................         467.0             467.0             492.7            492.7
        Policy loans...........................       2,196.1           2,221.6           1,976.4          2,057.5
        Policyholders' account balances:
          Association plans....................          78.1              77.3             101.0            100.0
          Group annuity contracts..............       2,141.0           1,954.0           2,335.0          2,395.0
          SPDA.................................       1,062.7           1,065.7           1,265.8          1,272.0
          Annuities certain and SCNILC.........         654.9             736.2             646.4            716.7
        Long-term debt.........................       1,592.8           1,557.7           1,899.3          1,962.9

        Closed Block Financial Instruments:
        -----------------------------------
        Mortgage loans on real estate..........       1,380.7           1,425.6           1,368.8          1,461.4
        Other equity investments...............         105.0             105.0             151.6            151.6
        Policy loans...........................       1,765.9           1,798.0           1,797.2          1,891.4
        SCNILC liability.......................          30.6              34.9              34.8             39.6

        GIC Segment Financial Instruments:
        ----------------------------------
        Mortgage loans on real estate..........       1,111.1           1,220.3           1,485.8          1,666.1
        Fixed maturities.......................          42.5              42.5             107.4            107.4
        Other equity investments...............         300.5             300.5             455.9            455.9
        Guaranteed interest contracts..........         290.7             300.5             329.0            352.0
        Long-term debt.........................         102.1             102.2             135.1            136.0

13)     COMMITMENTS AND CONTINGENT LIABILITIES

        The Company has provided, from time to time, certain guarantees or commitments to affiliates, investors and others. These arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $244.9 million to affiliated real estate joint ventures; to provide equity financing to certain limited partnerships of $205.8 million at December 31, 1996, under existing loan or loan commitment agreements; and to provide short-term financing loans which at December 31, 1996 totaled $14.6 million. Management believes the Company will not incur any material losses as a result of these commitments.

                                    SAI-89

        Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the satisfaction of those obligations by Equitable Life is remote.

        At December 31, 1996, the Insurance Group had $51.6 million of letters of credit outstanding.

14)     LITIGATION

        A number of lawsuits has been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life, EVLICO and The Equitable of Colorado, Inc. ("EOC"), like other life and health insurers, from time to time are involved in such litigation. To date, no such lawsuit has resulted in an award or settlement of any material amount against the Company. Among litigations pending against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following eight paragraphs.

        An action entitled Golomb et al. v. The Equitable Life Assurance Society of the United States was filed on January 20, 1995 in New York County Supreme Court. The action purports to be brought on behalf of a class of persons insured after 1983 under Lifetime Guaranteed Renewable Major Medical Insurance Policies issued by Equitable Life (the "policies"). The complaint alleges that premium increases for these policies after 1983, all of which were filed with and approved by the New York State Insurance Department and certain other state insurance departments, breached the terms of the policies, and that statements in the policies and elsewhere concerning premium increases constituted fraudulent concealment, misrepresentations in violation of New York Insurance Law Section 4226 and deceptive practices under New York General Business Law Section 349. The complaint seeks a declaratory judgment, injunctive relief restricting the methods by which Equitable Life increases premiums on the policies in the future, a refund of premiums, and punitive damages. Plaintiffs also have indicated that they will seek damages in an unspecified amount. Equitable Life moved to dismiss the complaint in its entirety on the grounds that it fails to state a claim and that uncontroverted documentary evidence establishes a complete defense to the claims. On May 29, 1996, the New York County Supreme Court entered a judgment dismissing the complaint with prejudice. Plaintiffs have filed a notice of appeal of that judgment.

        In January 1996, separate actions were filed in Pennsylvania and Texas state courts (entitled, respectively, Malvin et al. v. The Equitable Life Assurance Society of the United States and Bowler et al. v. The Equitable Life Assurance Society of the United States), making claims similar to those in the New York action described above. The Texas action also claims that Equitable Life misrepresented to Texas policyholders that the Texas Insurance Department had approved Equitable Life's rate increases. These actions are asserted on behalf of proposed classes of Pennsylvania issued or renewed policyholders and Texas issued or renewed policyholders, insured under the policies. The Pennsylvania and Texas actions seek compensatory and punitive damages and injunctive relief restricting the methods by which Equitable Life increases premiums in the future based on the common law and statutes of those states. On February 9, 1996, Equitable Life removed the Pennsylvania action, Malvin, to the United States District Court for the Middle District of Pennsylvania. Following the decision granting Equitable Life's motion to dismiss the New York action

                                    SAI-90

        (Golomb), on the consent of the parties the District Court ordered an indefinite stay of all proceedings in the Pennsylvania action, pending either party's right to reinstate the proceeding, and ordered that for administrative purposes the case be deemed administratively closed. On February 2, 1996, Equitable Life removed the Texas action, Bowler, to the United States District Court for the Northern District of Texas. On May 20, 1996, the plaintiffs in Bowler amended their complaint by adding allegations of misrepresentation regarding premium increases on other types of guaranteed renewable major medical insurance policies issued by Equitable Life up to and including 1983. On July 1, 1996, Equitable Life filed a motion for summary judgment dismissing the first amended complaint in its entirety. In August, 1996, the court granted plaintiffs leave to file a supplemental complaint on behalf of a proposed class of Texas policyholders claiming unfair discrimination, breach of contract and other claims arising out of alleged differences between premiums charged to Texas policyholders and premiums charged to similarly situated policyholders in New York and certain other states. Plaintiffs seek refunds of alleged overcharges, exemplary or additional damages citing Texas statutory provisions which among other things, permit two times the amount of actual damage plus additional penalties if the acts complained of are found to be knowingly committed, and injunctive relief. Equitable Life has also filed a motion for summary judgment dismissing the supplemental complaint in its entirety. Plaintiffs also obtained permission to add another plaintiff to the first amended and supplemental complaints. Plaintiffs have opposed both motions for summary judgment and requested that certain issues be found in their favor. Equitable Life is in the process of replying.

        On May 22, 1996, a separate action entitled Bachman v. The Equitable Life Assurance Society of the United States, was filed in Florida state court making claims similar to those in the previously reported Golomb action. The Florida action is asserted on behalf of a proposed class of Florida issued or renewed policyholders insured after 1983 under Lifetime Guaranteed Renewable Major Medical Insurance Policies issued by Equitable Life. The Florida action seeks compensatory and punitive damages and injunctive relief restricting the methods by which Equitable Life increases premiums in the future based on various common law claims. On June 20, 1996, Equitable Life removed the Florida action to Federal court. Equitable Life has answered the complaint, denying the material allegations and asserting certain affirmative defenses. On December 6, 1996, Equitable Life filed a motion for summary judgment and plaintiff is expected to file its response to that motion shortly.

        On November 6, 1996, a proposed class action entitled Fletcher, et al.
        v. The Equitable Life Assurance Society of the United States, was filed in California Superior Court for Fresno County, making substantially the same allegations concerning premium rates and premium rate increases on guaranteed renewable policies made in the Bowler action. The complaint alleges, among other things, that differentials between rates charged California policyholders and policyholders in New York and certain other states, and the methods used by Equitable Life to calculate premium increases, breached the terms of its policies, that Equitable Life misrepresented and concealed the facts pertaining to such differentials and methods in violation of California law, and that Equitable Life also misrepresented that its rate increases were approved by the California Insurance Department. Plaintiffs seek compensatory damages in an unspecified amount, rescission, injunctive relief and attorneys' fees. Equitable Life removed the action to Federal court; plaintiff has moved to remand the case to state court. Although the outcome of any litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of the Golomb, Malvin, Bowler, Bachman and Fletcher litigations should not have a material adverse effect on the financial position of the Company. Due to the early stage of such litigations, the Company's management cannot make an estimate of loss, if any, or predict whether or not such litigations will have a material adverse effect on the Company's results of operations in any particular period.

                                    SAI-91

        An action was instituted on April 6, 1995 against Equitable Life and its wholly owned subsidiary, EOC, in New York state court, entitled Sidney C. Cole et al. v. The Equitable Life Assurance Society of the United States and The Equitable of Colorado, Inc., No. 95/108611 (N. Y. County). The action is brought by the holders of a joint survivorship whole life policy issued by EOC. The action purports to be on behalf of a class consisting of all persons who from January 1, 1984 purchased life insurance policies sold by Equitable Life and EOC based upon their allegedly uniform sales presentations and policy illustrations. The complaint puts in issue various alleged sales practices that plaintiffs assert, among other things, misrepresented the stated number of years that the annual premium would need to be paid. Plaintiffs seek damages in an unspecified amount, imposition of a constructive trust, and seek to enjoin Equitable Life and EOC from engaging in the challenged sales practices. On June 28, 1996, the court issued a decision and order dismissing with prejudice plaintiff's causes of action for fraud, constructive fraud, breach of fiduciary duty, negligence, and unjust enrichment, and dismissing without prejudice plaintiff's cause of action under the New York State consumer protection statute. The only remaining causes of action are for breach of contract and negligent misrepresentation. Plaintiffs made a motion for reargument with respect to this order, which was submitted to the court in October 1996. This motion was denied by the court on December 16, 1996.

        On May 21, 1996, an action entitled Elton F. Duncan, III v. The Equitable Life Assurance Society of the United States, was commenced against Equitable Life in the Civil District Court for the Parish of Orleans, State of Louisiana. The action is brought by an individual who purchased a whole life policy. Plaintiff alleges misrepresentations concerning the extent to which the policy was a proper replacement policy and the number of years that the annual premium would need to be paid. Plaintiff purports to represent a class consisting of all persons who purchased whole life or universal life insurance policies from Equitable Life from January 1, 1982 to the present. Plaintiff seeks damages, including punitive damages, in an unspecified amount. On July 26, 1996, an action entitled Michael Bradley v. Equitable Variable Life Insurance Company, was commenced in New York state court. The action is brought by the holder of a variable life insurance policy issued by EVLICO. The plaintiff purports to represent a class consisting of all persons or entities who purchased one or more life insurance policies issued by EVLICO from January 1, 1980. The complaint puts at issue various alleged sales practices and alleges misrepresentations concerning the extent to which the policy was a proper replacement policy and the number of years that the annual premium would need to be paid. Plaintiff seeks damages, including punitive damages, in an unspecified amount and also seeks injunctive relief prohibiting EVLICO from canceling policies for failure to make premium payments beyond the alleged stated number of years that the annual premium would need to be paid. On September 21, 1996 Equitable Life, EVLICO and EOC made a motion to have this proceeding moved from Kings County Supreme Court to New York County for joint trial or consolidation with the Cole action. The motion was denied by the court on January 9, 1997. On January 10, 1997, plaintiffs moved for certification of a nationwide class consisting of all persons or entities who were sold one or more life insurance products on a "vanishing premium" basis and/or were allegedly induced to purchase additional policies from EVLICO, using the cash value accumulated in existing policies, from January 1, 1980 through and including December 31, 1996. Plaintiffs further moved to have Michael Bradley designated as the class representative. Discovery regarding class certification is underway.

        On December 12, 1996, an action entitled Robert E. Dillon v. The Equitable Life Assurance Society of the United States and The Equitable of Colorado, was commenced in the United States District Court for the Southern District of Florida. The action is brought by an individual who purchased a joint whole life policy from EOC. The complaint puts at issue various alleged sales practices and alleges misrepresentations concerning the alleged impropriety of replacement policies issued by Equitable Life and EOC and alleged misrepresentations regarding the number of years premiums would have to be paid on the defendants' policies. Plaintiff brings claims for breach of contract, fraud, negligent misrepresentation, money had and received, unjust enrichment and imposition of a constructive trust. Plaintiff purports to represent two classes

                                    SAI-92
        of persons. The first is a "contract class," consisting of all persons who purchased whole or universal life insurance policies from Equitable Life and EOC and from whom Equitable Life and EOC have sought additional payments beyond the number of years allegedly promised by Equitable Life and EOC. The second is a "fraud class," consisting of all persons with an interest in policies issued by Equitable Life and EOC at any time since October 1, 1986. Plaintiff seeks damages in an unspecified amount, and also seeks injunctive relief attaching Equitable Life's and EOC's profits from their alleged sales practices. Equitable Life's and EOC's time to answer or move with respect to the complaint has been extended until February 24, 1997. Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of the Cole, Duncan, Bradley and Dillon litigations should not have a material adverse effect on the financial position of the Company. Due to the early stages of such litigations, the Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's results of operations in any particular period.

        On January 3, 1996, an amended complaint was filed in an action entitled Frank Franze Jr. and George Busher, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company, No. 94-2036 in the United States District Court for the Southern District of Florida. The action was brought by two individuals who purchased variable life insurance policies. The plaintiffs purport to represent a nationwide class consisting of all persons who purchased variable life insurance policies from Equitable Life and EVLICO since September 30, 1991. The basic allegation of the amended complaint is that Equitable Life's and EVLICO's agents were trained not to disclose fully that the product being sold was life insurance. Plaintiffs allege violations of the Federal securities laws and seek rescission of the contracts or compensatory damages and attorneys' fees and expenses. The court denied Equitable Life and EVLICO's motion to dismiss the amended complaint on September 24, 1996. Equitable Life and EVLICO have answered the amended complaint, denying the material allegations and asserting certain affirmative defenses. Currently, the parties are conducting discovery in connection with plaintiffs' attempt to certify a class. On January 9, 1997, an action entitled Rosemarie Chaviano, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company, was filed in Massachusetts state court making claims similar to those in the Franze action and alleging violations of the Massachusetts securities laws. The plaintiff purports to represent all persons in Massachusetts who purchased variable life insurance contracts from Equitable Life and EVLICO from January 9, 1993 to the present. The Massachusetts action seeks rescission of the contracts or compensatory damages, attorneys' fees, expenses and injunctive relief. Although the outcome of any litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of the litigations discussed in this paragraph should not have a material adverse effect on the financial position of the Company. Due to the early stages of such litigation, the Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's results of operations in any particular period.

        Equitable Life recently responded to a subpoena from the U.S. Department of Labor ("DOL") requesting copies of any third-party appraisals in Equitable Life's possession relating to the ten largest properties (by value) in the Prime Property Fund ("PPF"). PPF is an open-end, commingled real estate separate account of Equitable Life for pension clients. Equitable Life serves as investment manager in PPF and has retained EREIM as advisor. In early 1995, the DOL commenced a national investigation of commingled real estate funds with pension investors, including PPF. The investigation now appears to be focused principally on appraisal and valuation procedures in respect of fund properties. The most recent request from the DOL seems to reflect, at least in part, an interest in the relationship between the valuations for those properties reflected in appraisals prepared for local property tax proceedings and the valuations used by PPF for other

                                    SAI-93
        purposes. At no time has the DOL made any specific allegation that Equitable Life or EREIM has acted improperly and Equitable Life and EREIM believe that any such allegation would be without foundation. While the outcome of this investigation cannot be predicted with certainty, in the opinion of management, the ultimate resolution of this matter should not have a material adverse effect on the Company's consolidated financial position or results of operations in any particular period.

        Equitable Casualty Insurance Company ("Casualty"), an indirect wholly owned subsidiary of Equitable Life, is party to an arbitration proceeding that commenced in August 1995. The proceeding relates to a dispute among Casualty, Houston General Insurance Company ("Houston General") and GEICO General Insurance Company ("GEICO General") regarding the interpretation of a reinsurance agreement. The arbitration panel issued a final award in favor of Casualty and GEICO General on June 17, 1996. Casualty and GEICO General moved in the pending Texas state court action, with Houston General's consent, for an order confirming the arbitration award and entering judgment dismissing the action. The motion was granted on January 29, 1997. The parties have also stipulated to the dismissal without prejudice of a related Texas Federal court action brought by Houston General against GEICO General and Equitable Life. In connection with confirmation of the arbitration award, Houston General paid to Casualty approximately $839,600 in settlement of certain reimbursement claims by Casualty against Houston General.

        On July 25, 1995, a Consolidated and Supplemental Class Action Complaint ("Complaint") was filed against the Alliance North American Government Income Trust, Inc. (the "Fund"), Alliance and certain other defendants affiliated with Alliance, including the Holding Company, alleging violations of Federal securities laws, fraud and breach of fiduciary duty in connection with the Fund's investments in Mexican and Argentine securities. The Complaint, which seeks certification of a plaintiff class of persons who purchased or owned Class A, B or C shares of the Fund from March 27, 1992 through December 23, 1994, seeks an unspecified amount of damages, costs, attorneys' fees and punitive damages. The principal allegations of the Complaint are that the Fund purchased debt securities issued by the Mexican and Argentine governments in amounts that were not permitted by the Fund's investment objective, and that there was no shareholder vote to change the investment objective to permit purchases in such amounts. The Complaint further alleges that the decline in the value of the Mexican and Argentine securities held by the Fund caused the Fund's net asset value to decline to the detriment of the Fund's shareholders. On September 26, 1996, the United States District Court for the Southern District of New York granted the defendants' motion to dismiss all counts of the complaint. On October 11, 1996, plaintiffs filed a motion for reconsideration of the court's decision granting defendants' motion to dismiss the Complaint. On November 25, 1996, the court denied plaintiffs' motion for reconsideration. On October 29, 1996, plaintiffs filed a motion for leave to file an amended complaint. The principal allegations of the proposed amended complaint are that the Fund did not properly disclose that it planned to invest in mortgage-backed derivative securities and that two advertisements used by the Fund misrepresented the risks of investing in the Fund. Plaintiffs also reiterated allegations in the Complaint that the Fund failed to hedge against the risks of investing in foreign securities despite representations that it would do so. Alliance believes that the allegations in the Complaint are without merit and intends to vigorously defend against these claims. While the ultimate outcome of this matter cannot be determined at this time, management of Alliance does not expect that it will have a material adverse effect on Alliance's results of operations or financial condition.

        On January 26, 1996, a purported purchaser of certain notes and warrants to purchase shares of common stock of Rickel Home Centers, Inc. ("Rickel") filed a class action complaint against Donaldson, Lufkin & Jenrette Securities Corporation ("DLJSC") and certain other defendants for unspecified compensatory and punitive damages in the United States District Court for the Southern District of New York. The suit was brought on behalf of the purchasers of 126,457 units consisting of $126,457,000 aggregate principal amount of 13 1/2% senior notes due 2001 and 126,457 warrants to purchase shares of common stock of Rickel issued

                                    SAI-94
        by Rickel in October 1994. The complaint alleges violations of Federal securities laws and common law fraud against DLJSC, as the underwriter of the units and as an owner of 7.3% of the common stock of Rickel, Eos Partners, L.P., and General Electric Capital Corporation, each as owners of 44.2% of the common stock of Rickel, and members of the Board of Directors of Rickel, including a DLJSC Managing Director. The complaint seeks to hold DLJSC liable for alleged misstatements and omissions contained in the prospectus and registration statement filed in connection with the offering of the units, alleging that the defendants knew of financial losses and a decline in value of Rickel in the months prior to the offering and did not disclose such information. The complaint also alleges that Rickel failed to pay its semi-annual interest payment due on the units on December 15, 1995 and that Rickel filed a voluntary petition for reorganization pursuant to Chapter 11 of the United States Bankruptcy Code on January 10, 1996. DLJSC intends to defend itself vigorously against all of the allegations contained in the complaint. Although there can be no assurance, DLJ does not believe the outcome of this litigation will have a material adverse effect on its financial condition. Due to the early stage of this litigation, based on the information currently available to it, DLJ's management cannot make an estimate of loss, if any, or predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        In October 1995, DLJSC was named as a defendant in a purported class action filed in a Texas State Court on behalf of the holders of $550.0 million principal amount of subordinated redeemable discount debentures of National Gypsum Corporation ("NGC") canceled in connection with a Chapter 11 plan of reorganization for NGC consummated in July 1993. The named plaintiff in the State Court action also filed an adversary proceeding in the Bankruptcy Court for the Northern District of Texas seeking a declaratory judgment that the confirmed NGC plan of reorganization does not bar the class action claims. Subsequent to the consummation of NGC's plan of reorganization, NGC's shares traded for values substantially in excess of, and in 1995 NGC was acquired for a value substantially in excess of, the values upon which NGC's plan of reorganization was based. The two actions arise out of DLJSC's activities as financial advisor to NGC in the course of NGC's Chapter 11 reorganization proceedings. The class action complaint alleges that the plan of reorganization submitted by NGC was based upon projections by NGC and DLJSC which intentionally understated forecasts, and provided misleading and incorrect information in order to hide NGC's true value and that defendants breached their fiduciary duties by, among other things, providing false, misleading or incomplete information to deliberately understate the value of NGC. The class action complaint seeks compensatory and punitive damages purportedly sustained by the class. The Texas State Court action, which had been removed to the Bankruptcy Court, has been remanded back to the state court, which remand is being opposed by DLJSC. DLJSC intends to defend itself vigorously against all of the allegations contained in the complaint. Although there can be no assurance, DLJ does not believe that the ultimate outcome of this litigation will have a material adverse effect on its financial condition. Due to the early stage of such litigation, based upon the information currently available to it, DLJ's management cannot make an estimate of loss, if any, or predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        In November and December 1995, DLJSC, along with various other parties, was named as a defendant in a number of purported class actions filed in the U.S. District Court for the Eastern District of Louisiana. The complaints allege violations of the Federal securities laws arising out of a public offering in 1994 of $435.0 million of first mortgage notes of Harrah's Jazz Company and Harrah's Jazz Finance Corp. The complaints seek to hold DLJSC liable for various alleged misstatements and omissions contained in the prospectus dated November 9, 1994. DLJSC intends to defend itself vigorously against all of the allegations contained in the complaints. Although there can be no assurance, DLJ does not believe that the ultimate outcome of this litigation will have a material adverse effect on its financial condition. Due to the early stage of this

                                    SAI-95
        litigation, based upon the information currently available to it, DLJ's management cannot make an estimate of loss, if any, or predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        In addition to the matters described above, Equitable Life and its subsidiaries and DLJ and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

15)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally data processing equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 1997 and the succeeding four years are $113.7 million, $110.6 million, $100.3 million, $72.3 million, $59.3 million and $427.3 million thereafter. Minimum future sublease rental income on these noncancelable leases for 1997 and the succeeding four years are $9.8 million, $6.0 million, $4.5 million, $2.4 million, $.8 million and $.1 million thereafter.

        At December 31, 1996, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 1997 and the succeeding four years are $263.0 million, $242.1 million, $219.8 million, $194.3 million, $174.6 million and $847.1 million thereafter.

16)     OTHER OPERATING COSTS AND EXPENSES

        Other operating costs and expenses consisted of the following:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Compensation costs.................................  $       647.3       $      595.9       $      687.5
        Commissions........................................          329.5              314.3              313.0
        Short-term debt interest expense...................            8.0               11.4               19.0
        Long-term debt interest expense....................          137.3              108.1               98.3
        Amortization of policy acquisition costs...........          405.2              317.8              313.4
        Capitalization of policy acquisition costs.........         (391.9)            (391.0)            (410.9)
        Rent expense, net of sub-lease income..............          113.7              109.3              116.0
        Other..............................................          798.9              710.0              721.4
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     2,048.0       $    1,775.8       $    1,857.7
                                                            =================   ================   =================

        During 1996, 1995 and 1994, the Company restructured certain operations in connection with cost reduction programs and recorded pre-tax provisions of $24.4 million, $32.0 million and $20.4 million, respectively. The amounts paid during 1996, associated with cost reduction programs, totaled $17.7 million. At December 31, 1996, the liabilities associated with cost reduction programs amounted to $44.5 million. The 1996 cost reduction program included restructuring costs related to the consolidation of insurance operations' service centers. The 1995 cost reduction program included relocation expenses, including the accelerated amortization of building improvements associated with the relocation of the home office. The 1994 cost

                                    SAI-96
        reduction program included costs associated with the termination of operating leases and employee severance benefits in connection with the consolidation of 16 insurance agencies. Amortization of DAC included $145.0 million writeoff of DAC related to DI contracts in the fourth quarter of 1996.

17)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financia1 condition of a stock life insurance company would support the payment of dividends to its shareholders. For 1996, 1995 and 1994, statutory net (loss) earnings totaled $(351.1) million, $(352.4) million and $67.5 million, respectively. No amounts are expected to be available for dividends from Equitable Life to the Holding Company in 1997.

        At December 31, 1996, the Insurance Group, in accordance with various government and state regulations, had $21.9 million of securities deposited with such government or state agencies.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The New York Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the New York Insurance Law, and for determining whether its financial condition warrants the payment of a dividend to its stockholders. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determinations. The following reconciles the Company's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the Department with net earnings and equity on a GAAP basis.

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and capital stock..  $        56.0       $       78.1       $      292.4
        Change in asset valuation reserves.................          (48.4)             365.7             (285.2)
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and asset valuation reserves.....................            7.6              443.8                7.2
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................         (298.5)             (66.0)              (5.3)
          DAC..............................................          (13.3)              73.2               97.5
          Deferred Federal income taxes....................          108.0             (158.1)             (58.7)
          Valuation of investments.........................          289.8              189.1               45.2
          Valuation of investment subsidiary...............         (117.7)            (188.6)             396.6
          Limited risk reinsurance.........................           92.5              416.9               74.9
          Contribution from the Holding Company............            -                  -               (300.0)
          Issuance of surplus notes........................            -               (538.9)               -
          Postretirement benefits..........................           28.9              (26.7)              17.1
          Other, net.......................................           12.4              115.1              (44.0)
          GAAP adjustments of Closed Block.................           (9.8)              15.7               (9.5)
          GAAP adjustments of discontinued GIC
            Segment........................................          (89.6)              37.3               42.8
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $        10.3       $      312.8       $      263.8
                                                            =================   ================   =================

                                    SAI-97

                                                                                 DECEMBER 31,
                                                            --------------------------------------------------------
                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Statutory surplus and capital stock................  $     2,258.9       $    2,202.9       $    2,124.8
        Asset valuation reserves...........................        1,297.5            1,345.9              980.2
                                                            -----------------   ----------------   -----------------
        Statutory surplus, capital stock and asset
          valuation reserves...............................        3,556.4            3,548.8            3,105.0
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,305.0)          (1,006.5)            (940.5)
          DAC..............................................        3,104.9            3,075.8            3,219.4
          Deferred Federal income taxes....................         (306.1)            (452.0)             (29.4)
          Valuation of investments.........................          286.8              417.7             (794.1)
          Valuation of investment subsidiary...............         (782.8)            (665.1)            (476.5)
          Limited risk reinsurance.........................         (336.5)            (429.0)            (845.9)
          Issuance of surplus notes........................         (539.0)            (538.9)               -
          Postretirement benefits..........................         (314.4)            (343.3)            (316.6)
          Other, net.......................................          126.3                4.4              (79.2)
          GAAP adjustments of Closed Block.................          783.7              830.8              740.4
          GAAP adjustments of discontinued GIC
            Segment........................................         (190.3)            (184.6)            (221.9)
                                                            -----------------   ----------------   -----------------
        Equity of the Insurance Group......................  $     4,084.0       $    4,258.1       $    3,360.7
                                                            =================   ================   =================

18)     BUSINESS SEGMENT INFORMATION

        The Company has two major business segments: Insurance Operations and Investment Services. Interest expense related to debt not specific to either business segment is presented as Corporate interest expense. Information for all periods is presented on a comparable basis.

        The Insurance Operations segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups and administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment provides investment fund management, primarily to institutional clients. This segment includes the Company's equity interest in DLJ and Separate Accounts which provide various investment options for group clients through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $127.5 million, $124.1 million and $135.3 million for 1996, 1995 and 1994, respectively, are included in total revenues of the Investment Services segment. These fees, excluding amounts related to the discontinued GIC Segment of $15.7 million, $14.7 million and $27.4 million for 1996, 1995 and 1994, respectively, are eliminated in consolidation.

                                    SAI-98

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Revenues
        Insurance operations...............................  $     3,742.9       $    3,614.6       $    3,507.4
        Investment services................................        1,126.1              949.1              935.2
        Consolidation/elimination..........................          (24.5)             (34.9)             (27.2)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     4,844.5       $    4,528.8       $    4,415.4
                                                            =================   ================   =================
        Earnings (loss) from continuing  operations
          before Federal income taxes, minority interest
          and cumulative effect of accounting change
        Insurance operations...............................  $       (36.6)      $      303.1       $      327.5
        Investment services................................          311.9              224.0              227.9
        Consolidation/elimination..........................             .2               (3.1)                .3
                                                            -----------------   ----------------   -----------------
              Subtotal.....................................          275.5              524.0              555.7
        Corporate interest expense.........................          (66.9)             (27.9)            (114.2)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       208.6       $      496.1       $      441.5
                                                            =================   ================   =================

                                                   DECEMBER 31,
                                        ------------------------------------
                                             1996                1995
                                        ----------------   -----------------
                                                   (IN MILLIONS)

        Assets
        Insurance operations...........  $    60,464.9      $    56,720.5
        Investment services............       13,542.5           12,842.9
        Consolidation/elimination......         (399.6)            (354.4)
                                        ----------------   -----------------
        Total..........................  $    73,607.8      $    69,209.0
                                        ================   =================

                                    SAI-99

19)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 1996 and 1995, are summarized below:

                                                                      THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                        (IN MILLIONS)
        1996
        ----
        Total Revenues................  $     1,169.7      $     1,193.6       $    1,193.6         $    1,287.6
                                       =================  =================   ==================   ==================
        Earnings (Loss) from
          Continuing Operations
          before Cumulative Effect
          of Accounting Change........  $        94.8      $        87.1       $       93.2         $     (157.9)
                                       =================  =================   ==================   ==================
        Net Earnings (Loss)...........  $        71.7      $        87.1       $       93.2         $     (241.7)
                                       =================  =================   ==================   ==================
        1995
        ----
        Total Revenues................  $     1,079.1      $     1,164.0       $    1,138.8         $    1,146.9
                                       =================  =================   ==================   ==================
        Net Earnings..................  $        66.3      $       101.7       $      100.2         $       44.6
                                       =================  =================   ==================   ==================

        The quarterly results of operations for 1996 and 1995 have been restated to reflect the Company's accounting change adopted in the fourth quarter of 1996 for long-duration participating life contracts in accordance with the provisions prescribed by SFAS No. 120. Net earnings for the three months ended December 31, 1996 includes a charge of $339.3 million related to writeoffs of DAC on DI contracts of $94.3 million, reserve strengthening on DI business of $113.7 million, pension par of $47.5 million and the discontinued GIC Segment of $83.8 million.

20)     INVESTMENT IN DLJ

        On December 15, 1993, the Company sold a 61% interest in DLJ to the Holding Company for $800.0 million in cash and securities. The excess of the proceeds over the book value in DLJ at the date of sale of $340.2 million has been reflected as a capital contribution. In 1995, DLJ completed the initial public offering ("IPO") of 10.58 million shares of its common stock, which included 7.28 million of the Holding Company's shares in DLJ, priced at $27 per share. Concurrent with the IPO, the Company contributed equity securities to DLJ having a market value of $21.2 million. Upon completion of the IPO, the Company's ownership percentage was reduced to 36.1%. The Company's ownership interest will be further reduced upon the issuance of common stock after the vesting of forfeitable restricted stock units acquired by and/or the exercise of options granted to certain DLJ employees. DLJ restricted stock units represents forfeitable rights to receive approximately 5.2 million shares of DLJ common stock through February 2000.

        The results of operations of DLJ are accounted for on the equity basis and are included in commissions, fees and other income in the consolidated statements of earnings. The Company's carrying value of DLJ is included in investment in and loans to affiliates in the consolidated balance sheets.

                                   SAI-100

        Summarized balance sheets information for DLJ, reconciled to the Company's carrying value of DLJ, are as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     1996                1995
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Assets:
        Trading account securities, at market value............................  $   15,728.1       $   10,821.3
        Securities purchased under resale agreements...........................      20,598.7           18,748.2
        Broker-dealer related receivables......................................      16,525.9           13,023.7
        Other assets...........................................................       2,651.0            1,983.3
                                                                                ----------------   -----------------
        Total Assets...........................................................  $   55,503.7       $   44,576.5
                                                                                ================   =================
        Liabilities:
        Securities sold under repurchase agreements............................  $   29,378.3       $   26,744.8
        Broker-dealer related payables.........................................      19,409.7           12,915.5
        Short-term and long-term debt..........................................       2,704.5            1,742.0
        Other liabilities......................................................       2,164.0            1,750.5
                                                                                ----------------   -----------------
        Total liabilities......................................................      53,656.5           43,152.8
        Cumulative exchangeable preferred stock................................           -                225.0
        DLJ's company-obligated mandatorily redeemed preferred
          securities of subsidiary trust holding solely debentures of DLJ......         200.0                -
        Total shareholders' equity.............................................       1,647.2            1,198.7
                                                                                ----------------   -----------------
        Total Liabilities, Cumulative Exchangeable Preferred Stock and
          Shareholders' Equity.................................................  $   55,503.7       $   44,576.5
                                                                                ================   =================
        DLJ's equity as reported...............................................  $    1,647.2       $    1,198.7
        Unamortized cost in excess of net assets acquired in 1985
          and other adjustments................................................          23.9               40.5
        The Holding Company's equity ownership in DLJ..........................        (590.2)            (499.0)
        Minority interest in DLJ...............................................        (588.6)            (324.3)
                                                                                ----------------   -----------------
        The Company's Carrying Value of DLJ....................................  $      492.3       $      415.9
                                                                                ================   =================

                                   SAI-101

        Summarized statements of earnings information for DLJ reconciled to the Company's equity in earnings of DLJ is as follows:

                                                                                     1996                1995
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Commission, fees and other income......................................  $    1,818.2       $    1,325.9
        Net investment income..................................................       1,074.2              904.1
        Dealer, trading and investment gains, net..............................         598.4              528.6
                                                                                ----------------   -----------------
        Total revenues.........................................................       3,490.8            2,758.6
        Total expenses including income taxes..................................       3,199.5            2,579.5
                                                                                ----------------   -----------------
        Net earnings...........................................................         291.3              179.1
        Dividends on preferred stock...........................................          18.7               19.9
                                                                                ----------------   -----------------
        Earnings Applicable to Common Shares...................................  $      272.6       $      159.2
                                                                                ================   =================
        DLJ's earnings applicable to common shares as reported.................  $      272.6       $      159.2
        Amortization of cost in excess of net assets acquired in 1985..........          (3.1)              (3.9)
        The Holding Company's equity in DLJ's earnings.........................        (107.8)             (90.4)
        Minority interest in DLJ...............................................         (73.4)              (6.5)
                                                                                ----------------   -----------------
        The Company's Equity in DLJ's Earnings.................................  $       88.3       $       58.4
                                                                                ================   =================

21)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock option plan for employees of Equitable Life. DLJ and Alliance each sponsor their own stock option plans for certain employees. The Company elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB Opinion No. 25. Had compensation expense of the Company's stock option incentive plans for options granted after December 31, 1994 been determined based on the estimated fair value at the grant dates for awards under those plans, the Company's pro forma net earnings for 1996 and 1995 would have been as follows:

                                    1996              1995
                               ---------------   ---------------
                                        (IN MILLIONS)
        Net Earnings
          As Reported.........  $       10.3      $     312.8
          Pro Forma...........  $        3.2      $     311.3

                                   SAI-102

        The fair value of options and units granted after December 31, 1994, used as a basis for the above pro forma disclosures, was estimated as of the date of grants using Black-Scholes option pricing models. The option and unit pricing assumptions for 1996 and 1995 are as follows:

                                      HOLDING COMPANY                    DLJ                        ALLIANCE
                                  -------------------------   --------------------------  -----------------------------
                                     1996          1995          1996          1995           1996            1995
                                  -----------   -----------   -----------   ------------  -------------   -------------
        Dividend yield...........     0.80%         0.96%         1.54%         1.85%         8.0%            8.0%
        Expected volatility......    20.00%        20.00%        25.00%        25.00%        23.00%          23.00%
        Risk-free interest rate..     5.92%         6.83%         6.07%         5.86%         5.80%           6.00%

        Expected Life............  5 YEARS       5 years       5 YEARS        5 years      7.43 YEARS      7.43 years
        Weighted fair value
          per option granted.....    $6.94         $5.90         $9.35          -            $2.69           $2.24

        A summary of the Holding Company and DLJ stock option plans and Alliance's Unit option plans are as follows:

                                          HOLDING COMPANY                       DLJ                           ALLIANCE
                                    -----------------------------   -----------------------------   -----------------------------
                                                      Options                         Options                         Options
                                                    Outstanding                     Outstanding                     Outstanding
                                                      Weighted                        Weighted                        Weighted
                                                      Average                         Average                         Average
                                      Shares         Exercise          Shares        Exercise           Units         Exercise
                                    (In Millions)      Price        (In Millions)     Price         (In Millions)      Price
                                    -------------   -------------   -------------   -------------   -------------   -------------
        Balance as of
          January 1, 1994........         6.1                             -                               3.2
          Granted................          .7                             -                               1.2
          Exercised..............         -                               -                               (.5)
          Forfeited..............         -                               -                               (.1)
                                    -------------                   -------------                   -------------
        Balance as of
          December 31, 1994......         6.8                             -                               3.8
          Granted................          .4                             9.2                             1.8
          Exercised..............         (.1)                            -                               (.5)
          Expired................         (.1)                            -                               -
          Forfeited..............         (.3)                            -                               (.3)
                                    -------------                   -------------                   -------------
        Balance as of
          December 31, 1995......         6.7           $20.27            9.2          $27.00             4.8           $17.72
          Granted................          .7           $24.94            2.1          $32.54              .7           $25.12
          Exercised..............         (.1)          $19.91            -              -                (.4)          $13.64
          Expired................         (.6)          $20.21            -              -                -               -
          Forfeited..............         -               -               (.2)         $27.00             (.1)          $19.32
                                    -------------                   -------------                   -------------
        Balance as of
          December 31, 1996......         6.7           $20.79           11.1          $28.06             5.0           $19.07
                                    =============   =============   =============   =============   =============   =============

                                   SAI-103

        Information with respect to stock and unit options outstanding and exercisable at December 31, 1996 is as follows:

                                      Options Outstanding                                          Options Exercisable
        -------------------------------------------------------------------------------    --------------------------------------
                                                       Weighted
                                                        Average           Weighted                                 Weighted
              Range of               Number            Remaining           Average               Number             Average
              Exercise            Outstanding         Contractual         Exercise            Exercisable           Exercise
               Prices            (In Millions)        Life (Years)          Price            (In Millions)           Price
        ---------------------   -----------------   ---------------   -----------------    -------------------   ----------------
               Holding
               Company
        ---------------------
        $18.125-$27.75                 6.7                 7.00             $20.79                3.4                $20.18
                                =================   ===============   =================    ===================   ================

                 DLJ
        ---------------------
        $27.00-$33.50                 11.1                 9.00             $28.06                -                    -
                                =================   ===============   =================    ===================   ================

              Alliance
        ---------------------
        $ 6.0625-$15.9375              1.3                 4.76             $12.97                1.2                $12.58
        $16.3125-$19.75                1.1                 8.19             $19.13                 .2                $18.69
        $19.875 -$19.875               1.0                 7.36             $19.88                 .4                $19.88
        $20.75  -$24.375                .9                 8.46             $22.05                 .3                $21.84
        $24.375 -$25.125                .7                 9.96             $25.13                -                    -
                                -----------------                                          -------------------
        $ 6.0625-$25.125               5.0                 7.43             $19.07                2.1                $15.84
                                =================   ===============   =================    ===================   ================

                                   SAI-104

         Supplement dated May 1, 1997 to Prospectus dated May 1, 1997

-------------------------------------------------------------------------------

                          MEMBERS RETIREMENT PROGRAMS

                          funded under contracts with
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
             1290 Avenue of the Americas, New York, New York 10104
                       Toll-Free Telephone 800-223-5790


                        ------------------------------

                           VARIABLE ANNUITY BENEFITS

                        ------------------------------




          This Prospectus Supplement should be read and retained for future reference by Participants in the Members Retirement
                               Programs who are
                         considering variable annuity
                            payment benefits after
                                  retirement.


               This Prospectus Supplement is not authorized for
                distribution unless accompanied or preceded by
                   the Prospectus dated May 1, 1997 for the
                    appropriate Members Retirement Program.



-------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS: ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------

                              RETIREMENT BENEFITS


            When you become eligible to receive benefits under a Members Retirement Program, you may select one or more of the following forms of distribution, which are available in variable or fixed form. The law requires that if the value of your Account Balance is more than $3,500, you must receive a Qualified Joint and Survivor Annuity unless your Spouse consents to a different election.

            Life Annuity - an annuity providing monthly payments for your life. No payments will be made after your death, even if you have received only one payment.

            Life Annuity - Period Certain - an annuity providing monthly payments for your life or, if longer, a specified period of time. If you die before the end of that specified period, payments will continue to your beneficiary until the end of the period. Subject to legal limitations, you may specify a minimum payment period of 5, 10, 15 or 20 years; the longer the specified period, the smaller the monthly payments will be.

            Joint and Survivor Annuity - Period Certain - an annuity providing monthly payments for your life and that of your beneficiary or, if longer, a specified period of time. If you and your beneficiary both die before the end of the specified period, payments will continue to your contingent beneficiary until the end of the period. Subject to legal limitations, you may specify a minimum payment period of 5, 10, 15 or 20 years; the longer the specified period, the smaller the monthly payments will be.

How Annuity Payments are Made

            When your distribution of benefits under an annuity begins, your Units in the Funds are redeemed. Part or all of the proceeds, plus part or all of your Account Balance in the General Account Options, may be used to purchase an annuity. The minimum amount that can be used to purchase any type of annuity is $3,500. Usually, a $350 charge will be deducted from the amount used to purchase the annuity to reimburse us for administrative expenses associated with processing the application and with issuing each month's annuity payment. Applicable premium taxes will also be deducted.

Annuity payments may be fixed or variable.

            FIXED ANNUITY PAYMENTS. Fixed annuity payments are determined from our annuity rate tables in effect at the time the first annuity payment is made. The minimum amount of the fixed payments is determined from tables in our contract with the Trustees, which show the amount of proceeds necessary to purchase each $1 of monthly annuity payments (after deduction of any applicable taxes and the annuity administrative charge). These tables are designed to determine the amounts required to pay for the annuity selected, taking into account our administrative and investment expenses and mortality and expense risks. The size of your payment will depend upon the form of annuity chosen, your age and the age of your beneficiary if you select a joint and survivor annuity. If our current group annuity rates for payment of proceeds would produce a larger payment, those rates will apply instead of the minimums in the contract tables. If we give any group pension client with a qualified plan a better annuity rate than those currently available for the Program, we will also make those rates available to Program participants. The annuity administrative charge may be greater than $350 in that case. Under our contract with the Trustees, we may change the tables but not more frequently than once every five years. Fixed annuity payments will not fluctuate during the payment period.

            VARIABLE ANNUITY PAYMENTS. Variable annuity payments are funded through our Separate Account No. 4 (Pooled) (the "Fund"), through the purchase of Annuity Units. The number of Annuity Units purchased is equal to the amount of the first annuity payment divided by the Annuity Unit Value for the due date of the first annuity payment. The amount of the first annuity payment is determined in the same manner for a variable annuity as it is for a fixed annuity. The number of Annuity Units stays the same throughout the payment period for the variable annuity but the Annuity Unit Value changes to reflect the investment income and the realized and unrealized capital gains and losses of the Fund, after adjustment for an assumed base rate of return of 5-3/4%, described below.

            The amounts of variable annuity payments are determined as follows:
Payments normally start as of the first day of the second calendar month following our receipt of the proper forms. The first two monthly payments are the same.

            Payments after the first two will vary according to the investment performance of the Fund. Each monthly payment will be calculated by multiplying the number of Annuity Units credited to you by the Annuity Unit Value for the first business day of the calendar month before the due date of the payment.

            The Annuity Unit Value was set at $1.1553 as of July 1, 1969, the first day that Separate Account No. 4 (Pooled) was operational. For any month after that date, it is the Annuity Unit Value for the preceding month multiplied by the change factor for the current month. The change factor gives effect to the assumed annual base rate of return of 5-3/4% and to the actual investment experience of the Fund.

            Because of the adjustment for the assumed base rate of return, the Annuity Unit Value rises and falls depending on whether the actual rate of investment return is higher or lower than 5-3/4%.

            Illustration of Changes in Annuity Payments. To show how we determine variable annuity payments from month to month, assume that the amount you applied to purchase an annuity is enough to fund an annuity with a monthly payment of $363 and that the Annuity Unit Value for the due date of the first annuity payment is $1.05. The number of annuity units credited under your certificate would be 345.71 (363 / 1.05 = 345.71). If the third monthly payment is due on March 1, and the Annuity Unit Value for February was $1.10, the annuity payment for March would be the number of units (345.71) times the Annuity Unit Value ($1.10), or $380.28. If the Annuity Unit Value was $1.00 on March 1, the annuity payment for April would be 345.71 times $1.00 or $345.71.

Summary of Annuity Unit Values for the Fund

            This table shows the Annuity Unit Values with an assumed based rate of return of 5-3/4%.




       First Business Day of          Annuity Unit Value
       ---------------------          ------------------
            October 1987                   $4.3934
            October 1988                   $3.5444
            October 1989                   $4.8357
            October 1990                   $3.8569
            October 1991                   $5.4677
            October 1992                   $5.1818
            October 1993                   $6.3886
            October 1994                   $6.1563
            October 1995                   $7.4970
            October 1996                   $8.0828


                                   THE FUND

            The Fund (Separate Account No. 4 (Pooled)) was established pursuant to the Insurance Law of the State of New York in 1969. It is an investment account used to fund benefits under group annuity contracts and other agreements for tax-deferred retirement programs administered by us.

            For a full description of the Fund, its investment policies, the risks of an investment in the Fund and information relating to the valuation of Fund assets, see the description of the Fund in our May 1, 1997 prospectus and the Statement of Additional Information.


                              INVESTMENT MANAGER

The Manager

            We, Equitable Life, act as Investment Manager to the Fund. As such, we have complete discretion over Fund assets and we invest and reinvest these assets in accordance with the investment policies described in our May 1, 1997 prospectus and Statement of Additional Information.

            We are a New York stock life insurance company with our Home Office at 1290 Avenue of the Americas, New York, New York 10104. Founded in 1859, we are one of the largest insurance companies in the United States. Equitable Life, our sole stockholder Equitable Companies, Inc., and their subsidiaries managed assets of approximately $239.8 billion as of December 31, 1996, including third party assets of $184.8 billion.

Investment Management

            In providing investment management to the Funds, we currently use the personnel and facilities of our majority owned subsidiary, Alliance Capital Management L.P. ("Alliance"), for portfolio selection and transaction services. For a description of Alliance, see our May 1, 1997 Members Retirement Program prospectus.

Fund Transactions

            The Fund is charged for securities brokers commissions, transfer taxes and other fees relating to securities transactions. Transactions in equity securities for the Fund are executed primarily through brokers which are selected by Alliance/Equitable Life and receive commissions paid by the Fund. For 1996 and 1995, the Fund paid $5,682,578 and $6,044,623, respectively, in brokerage commissions. For a full description of our policies relating to the selection of brokers, see the description of the Fund in our May 1, 1997 Statement of Additional Information.

                                    Part C
                               OTHER INFORMATION

Item 28.        Financial Statements and Exhibits

                (a)   Financial Statements included in Part B.

The following are included in the Statement of Additional Information:

                1. Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled) and 51 (Pooled) (The Aggressive Stock, Common Stock, Balanced and Global, Conservative Investors and
                      Growth Investors Accounts):
                      -  Report of Independent Accountants - Price Waterhouse
                         LLP

                2.    Separate Account No. 3 (Pooled):
                      -  Statements of Assets and Liabilities, December 31,
                         1996
                      - Statements of Operations and Changes in Net Assets for the Years Ended December 31, 1996, and 1995
                      -  Portfolio of Investments, December 31, 1996

                3.    Separate Account No. 4 (Pooled):
                      -  Statement of Assets and Liabilities, December 31, 1996
                      - Statements of Operation and Changes in Net Assets for the Years Ended December 31, 1996 and 1995
                      -  Portfolio of Investments, December 3l, 1996

                4     Separate Account No. 10 (Pooled):
                      -  Statements of Assets and Liabilities, December 31,
                         1996
                      - Statements of Operations and Changes in Net Assets for the Years Ended December 31, 1996, and 1995
                      -  Portfolio of Investments, December 31, 1996

                5.    Separate Account No. 51 (Pooled:
                      -  Statement of Assets and Liabilities, December 31, l996
                      - Statements of Operations and Changes in Net Assets for the Years Ended December 31, 1996 and 1995.

                6. Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled) and 51 (Pooled):
                      -  Notes to Financial Statements


                7.    The Equitable Life Assurance Society of the United States:
                      -  Report of Independent Accountants - Price Waterhouse
                         LLP
                      -  Consolidated Balance Sheets, December 31, 1996 and
                         1995
                          - Consolidated Statements of Earnings for the Years Ended December 31, 1996, 1995 and 1994
                          -  Consolidated Statements of Equity for the Years
                             Ended December 31, 1996 and 1995 and 1994
                          -  Consolidated Statements of Cash Flows for the
                             Years Ended December 31, 1996, 1995 and 1994
                          -  Notes to Consolidated Financial Statements


                b) Exhibits.

                The following Exhibits are filed herewith:

                1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement 33-46995, filed July 22, 1992.

                2.    Not Applicable.

                3.    Not Applicable.

                4.    (a)    Distribution Agreement dated as of January 1, 1995
                             by and between The Hudson River Trust and Equico
                             Securities, Inc., incorporated by reference to Registration Statement No. 33-91588 on Form N-3 of Registrant, filed on April 26, 1995.

                      (b) Sales Agreement dated as of January 1, 1995 by and among Equico Securities, Inc., Equitable, and Separate Account A, Separate Account No. 301 and Separate Account No. 51, incorporated by reference to Registration Statement No. 33-91588 on Form N-3 of Registrant, filed on April 26, 1995.

                5. Form of Sales Agreement between Equitable Variable Life Insurance Company and The Equitable Life Assurance Society of the United States for itself and on behalf of its Separate Account No. 51, incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-46995 on Form N-3 of Registrant, filed March 2, 1993.

                6.    (a)    Exhibit 6(e) (Copy of Group Annuity Contract
                             AC 6059, effective August 30, 1984, among the
                             United States Trust Company of New York and The
                             Equitable Life Assurance Society of the United
                             States), incorporated by reference to
                             Registration No. 33-21417 on Form N-3 of
                             Registrant, filed April 26, 1988.

                      (b) Exhibit 6(f) (Form of Rider No. 1 to Group Annuity Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States), incorporated by reference to Registration No. 33-34554 on Form N-3 of Registrant, filed April 26, 1990.

                      (c) Exhibit 6(g) (Form of Rider No. 2 to Group Annuity Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States), incorporated by reference to Registration No. 33-34554 on Form N-3 of Registrant, filed April 26, 1990.

                      (d) Form of Rider No. 3 to Group Annuity Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

                      (e) Form of Rider No. 4 to Group Annuity Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-46995 on Form N-3 of Registrant, filed March 2, 1993.


                      (f) Form of Rider No. 5 to Group Annuity Contract AC 6059 between The Chase Manhattan Bank, N.A. and The Equitable Life Assurance Society of the United States.

                      (g) Exhibit 7(k) (Form of Participation Agreement for the standardized profit-sharing Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April 16, 1986.

                      (h) Exhibit 7(l) (Form of Participation Agreement for the non-standardized Profit-Sharing Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April 16, 1986.

                      (i) Exhibit 7(m) (Form of Participation Agreement for the standardized Defined Contribution Pension Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April 16, 1986.

                      (j) Exhibit 7(n) (Form of Participation Agreement for the non-standardized Defined Contribution Pension Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April 16, 1986.

                      (k) Exhibit 7(r) (Copy of Attachment to Profit Sharing Participation Agreement under the Association Members Retirement Plan of the Equitable Life Assurance Society of the United States), incorporated by reference to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1988.

                      (l) Exhibit 7(0)(2) (Form of Participant Enrollment Form under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 2 in Form N-3 to Registration Statement on Form S-1 of Registrant, filed April 21, 1987.

                      (m) Exhibit 7(t) (Form of Standardized Participation Agreement under the Association Members Defined Benefit Pension Plan), incorporated by reference to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1988.

                      (n) Exhibit 7(ee) (Form of Standardized Participation Agreement for the Defined Contribution Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                      (o) Exhibit 7(ff) (Form of Non-Standardized Participation Agreement for the Defined Contribution Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                      (p) Exhibit 7(gg) (Form of Standardized Participation Agreement for the Profit-Sharing Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                      (q) Exhibit 7(hh) (Form of Non-Standardized Participation Agreement for the Profit-Sharing Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                      (r) Exhibit 7 (ii) (Form of Simplified Participation Agreement for the Defined Contribution Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                      (s) Exhibit 7(jj) (Form of Simplified Participation Agreement for the Profit-Sharing Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                      (t) Exhibit 7(kk) (Form of Standardized (and non-integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                      (u) Exhibit 7(11) (Form of Standardized (and integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                      (v) Exhibit 7 (mm) (Form of Non-Standardized (and nonintegrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to PostEffective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                      (w) Exhibit 7(nn) (Form of Non-Standardized (and integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                      (x) Form of First Amendment to the Members Retirement Plan of m e Equitable Life Assurance Society of the United States Participation Agreement, as filed with the

                             Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.


                8.    (a)    Copy of the Restated Charter of The Equitable Life
                             Assurance Society of the United States, adopted
                             August 6, 1992, incorporated by reference to Post-Effective Amendment No. 2 to Registrant No.
                             33-46995 on Form N-3 of Registrant, filed March 2,
                             1993.

                      (b) By-Laws of The Equitable Life Assurance Society of the United States, as amended through July 22, 1992, incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-46995 on Form N-3 of Registrant, filed March 2, 1993.


                      (c) Copy of the Restated Charter of The Equitable Life Assurance Society of the United States, adopted November 18, 1993, incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 33-91588 on Form N-3 of Registrant, filed April 25, 1996.

                      (d) By-Laws of The Equitable Life Assurance Society of the United States, as amended November 21, 1996.

                      (e) Copy of the Restated Charter of The Equitable Life Assurance Society of the United States, as amended January 1, 1997.


                9.    Not Applicable.

                10.   Not Applicable.

                11.   (a)    Exhibit 11(e)(2) (Form of Association Members
                             Retirement Plan, as filed with the Internal
                             Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of
                             Registrant, filed April 26, 1989.

                      (b) Exhibit 11(j)(2) (Form of Association Members Retirement Trust, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                      (c) Exhibit 11(k) (Copy of the Association Members Pooled Trust for Retirement Plans, as submitted to the Internal Revenue Service on March 3,
                             1987), incorporated by reference to
                             Post-Effective Amendment No. 2 to Registration on Form S-1 of Registrant, filed April 21, 1987.

                      (d) Exhibit 11(o) (Form of Association Members Defined Benefit Pension Plan, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 3321417 on Form N-3 of Registrant, filed April 26, 1989.

                      (e) Form of First Amendment to the Pooled Trust for Association Members Retirement Plans of The Equitable Life Assurance Society of the United States, as filed with the Internal Revenue Service on December 23,

                             1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

                      (f) Form of First Amendment to the Association Members Retirement Plan of The Equitable Life Assurance Society of the United States, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

                      (g) Form of First Amendment to the Association Members Retirement Trust of The Equitable Life Assurance Society of the United States, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

                12.   (a)    Opinion and Consent of Melvin S. Altman, Esq.,
                             Vice President and Associate General Counsel of
                             The Equitable Life Assurance Society of the United
                             States, incorporated by reference to Registration
                             No. 33-46995 on Form N-3 of Registrant, filed
                             April 8, 1992.

                      (b) Opinion and Consent of Anthony A. Dreyspool, Vice President and Senior Counsel of The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 33-46995 on Form N-3 of Registrant, filed April 21, 1993.

                      (c) Opinion and Consent of Anthony A. Dreyspool, Vice President and Senior Counsel of The Equitable Life Assurance Society of the United States incorporated by reference to Registration No. 33-61978 on Form N-3 of Registrant, filed May 3, 1993.

                      (d) Opinion and Consent of Anthony A. Dreyspool, Vice President and Senior Counsel of The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-61978 on Form N-3 of Registrant, filed November 16, 1993.

                      (e) Opinion and Consent of Anthony A. Dreyspool, Vice President and Senior Counsel of The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-91588 on Form N-3 of Registrant, filed April 26, 1995.

                13.   (a)    Consent of Melvin S. Altman (included within
                             Exhibit 12(a)), incorporated by reference to Registration No. 3346995 on Form N-3 of
                             Registrant, filed April 8, 1992.

                      (b)    Consent of Anthony A. Dreyspool (included within
                             Exhibit 12(b)), incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 33-46995 on Form N-3 of Registrant, filed April 21, 1993.

                      (c)    Consent of Anthony A. Dreyspool (included within
                             Exhibit 12(c)) incorporated by reference to Registration No. 3361978 on Form N-3 of Registrant, filed May 3, 1993.

                      (d)    Consent of Anthony A. Dreyspool (included within
                             Exhibit 12(d)), incorporated by reference to Registration No. 33 61978 on Form N-3 of Registrant, filed November 16, 1993.

                      (e)    Consent of Anthony A. Dreyspool (included within
                             Exhibit 12(e)), incorporated by reference to Registration Statement No. 33-91588 on Form N-3 of Registrant, filed April 26, 1995.

                      (f)    Consent of Price Waterhouse LLP.

                      (g)    Powers of Attorney.

                27.   Financial Data Schedule.

Item   29: Directors and Officers of Equitable.

       Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.


                             POSITIONS          PRINCIPAL OCCUPATION
NAME AND PRINCIPAL           AND OFFICES        (AND OTHER POSITIONS)
BUSINESS ADDRESS             WITH EQUITABLE     WITHIN PAST 2 YEARS
------------------           --------------     -------------------

DIRECTORS
---------


Claude Bebear                   Director        Chairman of the Executive
AXA - UAP                                       Board, AXA-UAP (January 1997
23, Avenue Matignon                             to present), prior thereto,
75008 Paris, France                             Chairman and Chief Executive
                                                Officer; various positions
                                                with AXA affiliated
                                                companies; Director, The
                                                Equitable Companies
                                                Incorporated ("EQ") and
                                                Chairman (February 1996 to
                                                present); Director,
                                                Alliance Capital Management
                                                Corporation ("Alliance")
                                                (February 1996 to present),
                                                Donaldson, Lufkin &
                                                Jenrette ("DLJ") (February
                                                1996 to present), and
                                                Equitable Real Estate
                                                Investment Management, Inc.
                                                ("Equitable Real Estate")
                                                (March 1996 to present);
                                                (Director of the following
                                                non-AXA affiliated
                                                companies: Schneider S.A.,
                                                Societe Generale, Havas
                                                S.A, (February 1997 to
                                                present), Saint Gobain
                                                (February 1997 to present),
                                                L.V.M.H., SOVAC (until
                                                February 1997) and
                                                Rhone-Poulenc, S.A.(until
                                                February 1997); Member of
                                                Supervisory Board,
                                                Compagnie Financiere de
                                                Paribas and Member of the
                                                General Counsel of
                                                Assicurazioni Generali
                                                S.p.A.).

Christopher J. Brocksom         Director        Retired Chief Executive
Elbury 9                                        Officer, AXA Equity & Law
Weedon Lane                                     Life Assurance Society ("AXA
Buckinghamshire                                 Equity & Law") and various
HP 6505                                         directorships and
England                                         officerships with AXA Equity
                                                & Law affiliated companies;
                                                Director, National Mutual
                                                Life.

                             POSITIONS          PRINCIPAL OCCUPATION
NAME AND PRINCIPAL           AND OFFICES        (AND OTHER POSITIONS)
BUSINESS ADDRESS             WITH EQUITABLE     WITHIN PAST 2 YEARS
------------------           --------------     -------------------

Francoise Colloc'h              Director        Executive Vice President,
AXA - UAP                                       Culture - Management -
23, Avenue Matignon                             Communications, AXA - UAP,
75008 Paris, France                             and various positions with
                                                AXA affiliated companies.

Henri de Castries               Director        Executive Vice President -
AXA - UAP                                       Financial Services and Life
23, Avenue Matignon                             Insurance Activities, AXA -
75008 Paris, France                             UAP and various positions
                                                with AXA affiliated
                                                companies; Director EQ and
                                                Vice Chairman (February
                                                1996 to present); Director,
                                                Equitable Real Estate, DLJ,
                                                and Alliance; (Director,
                                                France Telecom (until
                                                1997)).

Joseph L. Dionne                Director        Chairman and Chief Executive
The McGraw-Hill Companies                       Officer, The McGraw-Hill
1221 Avenue of the Americas                     Companies; Director, EQ
New York, NY 10020                              (Director, Harris
                                                Corporation, Alexander &
                                                Alexander Services, Inc.
                                                (until 1997) and Ryder
                                                System, Inc.)


William T. Esrey                Director        Chairman and Chief Executive
Sprint Corporation                              Officer, Sprint Corporation;
P.O. Box 11315                                  Director, EQ; (Director,
Kansas City, MO 64112                           Panhandle Eastern
                                                Corporation, Everen Capital
                                                Corporation (November 1995
                                                to present), and General
                                                Mills, Inc.).


Jean-Rene Fourtou               Director        Chairman and Chief Executive
Rhone-Poulenc, S.A.                             Officer Rhone-Poulenc, S.A.;
25, Quai Paul Doumer                            Director, EQ; (Director,
92408 Courvbevoie Cedex,                        Societe Generale, Groupe
France                                          Casino, Air France,
                                                Schneider S.A., (until
                                                January 1997); Member, and
                                                AXA-UAP Supervisory Board,
                                                AXA-UAP (January 1997 to
                                                present)). Schneider S.A.,
                                                and AXA-UAP).

Norman C. Francis               Director        President, Xavier University
Xavier University of                            of Louisiana (Chairman,
Louisiana                                       Liberty Bank and Trust, New
7325 Palmetto Street                            Orleans, LA; Director, First
New Orleans, LA 70125                           National Bank of Commerce,
                                                New Orleans, LA, Piccadilly
                                                Cafeterias, Inc. (1995 to
                                                present), and Entergy
                                                Corporation).

                             POSITIONS          PRINCIPAL OCCUPATION
NAME AND PRINCIPAL           AND OFFICES        (AND OTHER POSITIONS)
BUSINESS ADDRESS             WITH EQUITABLE     WITHIN PAST 2 YEARS
------------------           --------------     -------------------

Donald J. Greene                Director        Counselor-at-Law; Partner,
LeBoeuf, Lamb, Greene &                         LeBoeuf, Lamb, Greene & MacRae;
  MacRae                                        Director, EQ.
125 West 55th Street
New York, NY 10019-4513


John T. Hartley                 Director        Retired Chairman and Chief
Harris Corporation                              Executive Officer, Harris
1025 NASA Boulevard                             Corporation (until July 1995);
Melbourne, FL 32919                             Director, EQ; (Director, Harris
                                                Corporation and The McGraw-Hill
                                                Companies).

John H.F. Haskell, Jr.          Director        Director and Managing Director,
Dillon, Read & Co., Inc.                        Dillon, Read & Co., Inc.;
535 Madison Avenue                              Director, EQ; Chairman
New York, NY 10028                              Supervisory Board, Dillon Read
                                                (France) Gestion; Director,
                                                Dillon Read Limited;
                                                (Director, Kaydon
                                                Corporation).


Mary R. (Nina) Henderson        Director        President, CPC Specialty
CPC International, Inc.                         Markets Group of CPC
International Plaza                             International, Inc.; (Director,
PO Box 8000                                     Hunt Manufacturing Company).
Englewood Cliffs, NJ 07632-
      9976

W. Edwin Jarmain                Director        President, Jarmain Group, Inc.;
Jarmain Group, Inc.                             also an officer or director of
121 King Street West                            several affiliated companies;
Suite 2525                                      Chairman, FCA International,
Toronto, Ontario M5H 3T9,                       Ltd.; Director, EQ, DLJ, Anglo
Canada                                          Canada General Insurance
                                                Company, AXA Insurance
                                                (Canada), AXA Pacific
                                                Insurance Company (formerly
                                                Boreal Property and Casualty
                                                Insurance Company); Alternate
                                                Director, The National Mutual
                                                Life Association of
                                                Australasia Limited, National
                                                Mutual Asia Limited and
                                                National Mutual Insurance
                                                Company of Hong Kong)
                                                (February 1997 to present).


G. Donald Johnston, Jr.         Director        Retired Chairman and Chief
184-400 Ocean Road                              Executive Officer JWT Group,
John's Island                                   Inc. and J. Walter Thompson
Vero Beach, FL 32963                            Company; (Director, The McGraw-
                                                Hill Companies).

                             POSITIONS          PRINCIPAL OCCUPATION
NAME AND PRINCIPAL           AND OFFICES        (AND OTHER POSITIONS)
BUSINESS ADDRESS             WITH EQUITABLE     WITHIN PAST 2 YEARS
------------------           --------------     -------------------


Winthrop Knowlton               Director        Chairman, Knowlton Brothers,
Knowlton Brothers, Inc.                         Inc.; President and Chief
530 Fifth Avenue                                Executive Officer, Knowlton
New York, NY 10036                              Associates, Inc.; Director,
                                                EQ (Managing Director, Family
                                                Partners & Co. and Frontier
                                                Partners, Inc.; Director,
                                                Bethlehem Steel Corporation
                                                Infosys, Inc., and Audible,
                                                Inc.; General Partner, The
                                                Fallen Angel Partnership,
                                                L.P. and The Darwin
                                                Partnership, L.P., Chairman
                                                of the Board, The Jackson
                                                Laboratory).


Arthur L. Liman                 Director        Counselor-at-Law; Partner,
Paul, Weiss, Rifkind,                           Paul, Weiss, Rifkind, Wharton
  Wharton & Garrison                            & Garrison; Director, EQ
1285 Avenue of the Americas                     (Director, Continental Grain
New York, NY 10019                              Company).

George T. Lowy                  Director        Counselor-at-Law; Partner,
Cravath, Swaine & Moore                         Cravath, Swaine & Moore.
825 Eighth Avenue                               (Director, Eramet (June 1995
New York, NY 10019                              to present)).


Didier Pineau-Valencienne       Director        Chairman and Chief Executive
Schneider S.A.                                  Officer, Schneider S.A. and
64/70 Avenue Jean-Baptiste                      various positions with
Clement                                         Schneider affiliated
92646 Boulogne-Billancourt                      companies; Chairman and Chief
Cedex                                           Executive Officer, Square D;
France                                          Director, EQ (February 1996
                                                to present); (Member,
                                                Supervisory Board, AXA-UAP
                                                (Janaury 1997 to present),
                                                prior thereto, Director;
                                                Director, CGIP, Compagnie
                                                Industrielle de Paris, (until
                                                1996), Sema Group plc, Rhone
                                                Poulenc, and S.I.S.I.E. (until
                                                1997); member of Supervisory
                                                Board of Banque Paribas and
                                                Advisory Boards of Bankers
                                                Trust Company, Booz Allen
                                                (USA) and Banque de France).


George J. Sella, Jr.             Director       Retired Chairman, President
P.O. Box 397                                    and Chief Executive Officer,
Newton, NJ 07860                                American Cyanamid Company;
                                                Director, EQ (Director, Bush,
                                                Boake, Allen, Inc., and Union
                                                Camp Corporation).

Dave H. Williams                 Director       Chairman and Chief Executive
Alliance Capital Management                     Officer, Alliance and various
  Corporation                                   positions with Alliance 1345
                                                Avenue of the Americas
                                                affiliated companies; New
                                                York, NY 10105 Director, EQ.

                             POSITIONS          PRINCIPAL OCCUPATION
NAME AND PRINCIPAL           AND OFFICES        (AND OTHER POSITIONS)
BUSINESS ADDRESS             WITH EQUITABLE     WITHIN PAST 2 YEARS
------------------           --------------     -------------------

OFFICERS AND
DIRECTORS
------------

*James M. Benson         Director and           See Column 2; Prior thereto,
                         President (both until  Director, President, and
                         May 1997) and Chief    Chief Operating Officer
                         Executive Officer      (until February 1996);
                         (February 1996 to      Director and Senior Executive
                         March 1997)            Vice President, EQ, (both
                                                until May 1997), Chief
                                                Operating Officer (February
                                                1996 to May 1997); Director,
                                                President, and Chief Operating
                                                Officer, EVLICO (until January
                                                1997); Director, Equitable
                                                Distributors, Inc. ("EDI")
                                                (May 1996 to May 1997),
                                                Alliance (until May 1997), AXA
                                                Re Life Insurance Company
                                                (January 1995 to January
                                                1997), National Mutual
                                                Holdings Limited (September
                                                1995 to June 1996), and The
                                                National Mutual Life
                                                Association of Australasia
                                                (September 1995 to June 1996);
                                                (Director, Health Plans, Inc.
                                                and Hospital for Special
                                                Surgery (April 1996 to
                                                present).

*William T. McCaffrey    Senior Executive       See Column 2; Prior thereto,
                         Vice President and     Executive Vice President and
                         Chief Operating        Chief Administrative Officer
                         Officer and Director   (until February 1996);
                                                Executive Vice President and
                                                Chief Administrative Officer,
                                                EQ; Director, EVLICO (until
                                                January 1997), EDI, and The
                                                Equitable Foundation
                                                (Director, All Faiths Cemetery
                                                (formerly Lutheran Cemetery)
                                                and Innovir Laboratories).

                             POSITIONS          PRINCIPAL OCCUPATION
NAME AND PRINCIPAL           AND OFFICES        (AND OTHER POSITIONS)
BUSINESS ADDRESS             WITH EQUITABLE     WITHIN PAST 2 YEARS
------------------           --------------     -------------------

*Joseph J. Melone        Chairman of the Board  See Column 2; Prior thereto,
                         and Director, and      Chief Executive Officer
                         Chief Executive        (until February 1996);
                         Officer (March 1997    Director and President, and
                         to present) and        Chief Executive Officer
                         President (effective   (February 1996 to present),
                         May 1997)              EQ, prior thereto, Chief
                                                Operating Officer (until
                                                February 1996); Chairman,
                                                President, and Chief Executive
                                                Officer, Equitable Investment
                                                Corporation ("EIC"); Chairman
                                                and Chief Executive Officer
                                                and Director, EVLICO (until
                                                January 1997); Director,
                                                Equitable Capital Management
                                                Corporation ("ECMC"), DLJ,
                                                Alliance, Equitable Real
                                                Estate and AXA Equity & Law
                                                (Director, Foster-Wheeler
                                                Corporation and AT&T Capital
                                                Corporation).

OTHER OFFICERS
--------------
*A. Frank Beaz           Senior Vice President  See Column 2; Executive Vice
                                                President, EQ Financial
                                                Consultants, Inc. ("EQF")
                                                (May 1995 to present);
                                                Director, Equitable Realty
                                                Assets Corporation("ERAC")
                                                (December 1996 to present).

*Leon B. Billis          Senior Vice President  See Column 2; Vice President,
                                                EVLICO (July 1996 to January
                                                1997); Director, J.M.R.
                                                Realty Services, Inc.
                                                (February 1996 to present).

                             POSITIONS          PRINCIPAL OCCUPATION
NAME AND PRINCIPAL           AND OFFICES        (AND OTHER POSITIONS)
BUSINESS ADDRESS             WITH EQUITABLE     WITHIN PAST 2 YEARS
------------------           --------------     -------------------

*Harvey Blitz            Senior Vice President  See Column 2; Senior Vice
                         and Deputy Chief       President, EQ; Director, The
                         Financial Officer      Equitable of Colorado, Inc.
                                                ("Colorado"); Director and
                                                Chairman, Frontier Trust
                                                Company ("Frontier")
                                                (September 1995 to present);
                                                Director, EDI (February 1995
                                                to May 1996); Executive Vice
                                                President (November 1996 to
                                                present) and Director, EQF;
                                                and Senior Vice President,
                                                EquiSource of New York, Inc.
                                                and its subsidiaries
                                                ("EquiSource"); Director and
                                                Vice President, EVLICO, (April
                                                1995 to January 1997);
                                                Director, ERAC (December 1996
                                                to present).

*Kevin R. Byrne          Vice President and     See Column 2; Vice President
                         Treasurer              and Treasurer, EQ; Treasurer,
                                                EVLICO (until January 1997),
                                                EquiSource, and Frontier;
                                                Director, ERAC (until December
                                                1996); Vice President and
                                                Treasurer, Equitable Casualty
                                                Insurance Company.

                             POSITIONS          PRINCIPAL OCCUPATION
NAME AND PRINCIPAL           AND OFFICES        (AND OTHER POSITIONS)
BUSINESS ADDRESS             WITH EQUITABLE     WITHIN PAST 2 YEARS
------------------           --------------     -------------------

*Jerry M. de St. Paer    Executive Vice         See Column 2; prior thereto,
                         President              Executive Vice President and
                                                Chief Financial Officer (until
                                                February 1996); Senior
                                                Executive Vice President (May
                                                1996 to present) and Chief
                                                Financial Officer, EQ;
                                                Director, EVLICO (until
                                                January 1997), DLJ, Equitable
                                                Real Estate, Alliance,
                                                National Mutual Asia Limited
                                                (December 1995 to present),
                                                and AXA Re Life Insurance
                                                Company (June 1995 to January
                                                1997); Chairman, President,
                                                and Chief Executive Officer,
                                                ECMC and ACMC, Inc.; Director,
                                                Executive Vice President, and
                                                Chief Operating Officer, EIC;
                                                Vice President, Equitable JV
                                                Holding Corp.; Senior
                                                Investment Officer, EVLICO
                                                (until January 1997); Member,
                                                Advisory Board, Peter Wodtke
                                                (U.K.) and Peter Wodtke
                                                (U.S.); Director, National
                                                Mutual Insurance Company
                                                Limited and National Mutual
                                                Insurance Company (Bermuda)
                                                Ltd. (Both February 1997 to
                                                present); (Director, Economic
                                                Sciences Corporation and Nicos
                                                Seimei Hoken (formerly
                                                Equitable Seimei Hoken)).

*Gordon G. Dinsmore      Senior Vice President  See Column 2; Executive Vice
                                                President, EQF; Director and
                                                Senior Vice President, EVLICO
                                                (until January 1997) and
                                                Colorado; Director, FHJV
                                                Holdings, Inc. ("FHJV")(until
                                                December 1996), and The
                                                Equitable Foundation.

*Alvin H. Fenichel       Senior Vice President  See Column 2; Senior Vice
                         and Controller         President and Controller, EQ;
                                                Vice President and Controller
                                                (July 1996 to present), EVLICO
                                                (until January 1997); Vice
                                                President, Colorado.

                             POSITIONS          PRINCIPAL OCCUPATION
NAME AND PRINCIPAL           AND OFFICES        (AND OTHER POSITIONS)
BUSINESS ADDRESS             WITH EQUITABLE     WITHIN PAST 2 YEARS
------------------           --------------     -------------------

*Paul J. Flora           Senior Vice President  See Column 2; prior thereto,
                         and Auditor            Vice President and Auditor
                                                (February 1994 to March 1996);
                                                Vice President and Auditor,
                                                EQ; Vice President and
                                                Auditor, EVLICO (May 1996 to
                                                January 1997).

*Robert E. Garber        Executive Vice         See Column 2; Executive Vice
                         President and General  President and General
                         Counsel                Counsel, EQ.

*Donald R. Kaplan        Vice President and     See Column 2; prior thereto,
                         Chief Compliance       Vice President and Acting
                         Officer and Associate  Chief Compliance Officer
                         General Counsel        (until November 1996).

*Michael S. Martin       Senior Vice President  See Column 2; Chairman and
                                                Chief Executive Officer, EQF;
                                                Vice President, Hudson River
                                                Trust ("HRT"); Director,
                                                Equitable Underwriting and
                                                Sales Agency (Bahamas), Ltd.
                                                (May 1996 to present) and
                                                Colorado (January 1995 to
                                                present).

*Peter D. Noris          Executive Vice         See Column 2; prior thereto,
                         President and Chief    Vice President/Manager,
                         Investment Officer     Insurance Company Investment
                                                Strategies Group, Salomon
                                                Brothers, Inc. (until May
                                                1995); Executive Vice
                                                President (May 1995 to
                                                present) and Chief Investment
                                                Officer (July 1995 to
                                                present), EQ; Director and
                                                Senior Vice President, EVLICO
                                                (June 1995 to January 1997);
                                                Director, Alliance (July 1995
                                                to present) and Equitable Real
                                                Estate (July 1995 to present);
                                                Trustee, HRT.

                             POSITIONS          PRINCIPAL OCCUPATION
NAME AND PRINCIPAL           AND OFFICES        (AND OTHER POSITIONS)
BUSINESS ADDRESS             WITH EQUITABLE     WITHIN PAST 2 YEARS
------------------           --------------     -------------------

*Anthony C. Pasquale     Senior Vice President  See Column 2; Director,
                                                Chairman and President, ERAC
                                                (until December 1996);
                                                Director and President, FHJV
                                                (until December 1996);
                                                Director, Equitable Agri-
                                                Business, Inc.

*Pauline Sherman         Vice President,        See Column 2; prior thereto,
                         Secretary and          Vice President and Associate
                         Associate General      General Counsel (until
                         Counsel                September 1995); Vice
                                                President, Secretary and
                                                Associate General Counsel, EQ
                                                (September 1995 to present).

*Samuel B. Shlesinger    Senior Vice President  See Column 2; Director and
                                                Senior Vice President, EVLICO
                                                (until January 1997);
                                                Chairman, President and Chief
                                                Executive Officer, Colorado;
                                                Vice President, HRT;
                                                Director, ERAC (December 1996
                                                to present).

*Richard V. Silver       Senior Vice President  See Column 2; prior thereto,
                         and Deputy General     Senior Vice President and
                         Counsel                Associate General Counsel
                                                (until November 1996); Vice
                                                President and Chief Compliance
                                                Officer (January 1995 to June
                                                1996); Director, EQF.

*Jose Suquet             Executive Vice         See Column 2; Director,
                         President and Chief    EVLICO (January 1995 to
                         Agency Officer         January 1997).

*Stanley B. Tulin        Senior Executive Vice  See Column 2; prior thereto,
                         President and Chief    Chairman, Insurance
                         Financial Officer      Consulting and Actuarial
                                                Practise, Coopers & Lybrand
                                                (until April 1996); Executive
                                                Vice President, EQ (May 1996
                                                to present).

Item 30. Persons Controlled by or Under Common Control with the Insurance Company or Registrant

          Separate Account Nos. 3, 4, 10 and 51, of The Equitable Life Assurance Society of the United States (the "Separate Accounts") are separate accounts of Equitable. Equitable, a New York stock life insurance company is a wholly owned subsidiary of The Equitable Companies Incorporated (the "Holding Company"), a publicly traded company.


          The largest stockholder of the Holding Company is AXA-UAP. As of January 1, 1997, AXA-UAP beneficially owned 63.8% of the outstanding common stock of the Holding Company (assuming conversion of the convertible preferred stock held by AXA-UAP). Under its investment arrangements with Equitable Life and the Holding Company, AXA-UAP is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable Life. AXA-UAP, a French company, is the holding company for an international group of insurance and related financial services companies.

                 ORGANIZATION CHART OF EQUITABLE'S AFFILIATES

The Equitable Companies Incorporated (l991) (Delaware)

      Donaldson, Lufkin & Jenrette, Inc. (1993) (Delaware) (44.1%) (See Addendum B(1) for subsidiaries)

      The Equitable Life Assurance Society of the United States (1859) (New
      York) (a)(b)


           The Equitable of Colorado, Inc. (l983) (Colorado)

           EVLICO, INC. (1995) (Delaware)

           EVLICO East Ridge, Inc. (1995) (California)


           GP/EQ Southwest, Inc. (1995) (Texas) (5.885%)

           Franconom, Inc. (1985) (Pennsylvania)

           Frontier Trust Company (1987) (North Dakota)

           Gateway Center Buildings, Garage, and Apartment Hotel, Inc. (inactive) (pre-l970) (Pennsylvania)

           Equitable Deal Flow Fund, L.P.

                Equitable Managed Assets (Delaware)

           EREIM LP Associates (99%)

                EML Associates, L.P. (19.8%)


           Alliance Capital Management L.P. (2.71% limited partnership interest)

           ACMC, Inc. (1991) (Delaware)(s)

                Alliance Capital Management L.P. (1988) (Delaware) (49.09% limited partnership interest)


           EVCO, Inc. (1991) (New Jersey)

           EVSA, Inc. (1992) (Pennsylvania)

           Prime Property Funding, Inc. (1993) (Delaware)

           Wil Gro, Inc. (1992) (Pennsylvania)


           Equitable Underwriting and Sales Agency (Bahamas) Limited (1993) (Bahamas)


 (a) Registered Broker/Dealer       (b) Registered Investment Advisor

      Donaldson Lufkin & Jenrette, Inc.
      The Equitable Life Assurance Society of the United States (cont.)


           Fox Run Inc. (1994) (Massachusetts)

           STCS, Inc. (1992) (Delaware)

           CCMI Corporation (1994) (Maryland)

           FTM Corporation (1994) (Maryland)

           HVM Corporation (1994) (Maryland)

           Equitable BJVS, Inc. (1992) (California)

           Equitable Rowes Wharf, Inc. (1995) (Massachusetts)

           GP/EQ Southwest, Inc. (1995) (Texas) (94.132%)

           Camelback JVS, Inc. (1995) (Arizona)

           ELAS Realty, Inc. (1996) (Delaware)

           Equitable Realty Assets Corporation (1983) (Delaware)

           100 Federal Street Realty Corporation (Massachusetts)

           Equitable Structured Settlement Corporation (1996) (Delaware)


           Equitable Holding Corporation (1985) (Delaware)


                EQ Financial Consultants, Inc. (formerly Equico Securities, Inc.) (l97l) (Delaware) (a) (b)

                ELAS Securities Acquisition Corp. (l980) (Delaware)

                100 Federal Street Funding Corporation (Massachusetts)

                EquiSource of New York, Inc. (1986) (New York) (See Addendum A for subsidiaries)


                Equitable Casualty Insurance Company (l986) (Vermont)

                EREIM LP Corp. (1986) (Delaware)

                      EREIM LP Associates (1%)

                           EML Associates (.02%)

(a) Registered Broker/Dealer       (b) Registered Investment Advisor

  Donaldson Lufkin & Jenrette, Inc.
  The Equitable Life Assurance Society of the United States (cont.)
      Equitable Holding Corporation (cont.)

                Six-Pac G.P., Inc. (1990) (Georgia)

                Equitable Distributors, Inc. (1988) (Delaware) (a)


                Equitable JVS, Inc. (1988) (Delaware)

                      Astor/Broadway Acquisition Corp. (1990) (New York)

                      Astor Times Square Corp. (1990) (New York)

                      PC Landmark, Inc. (1990) (Texas)

                      Equitable JVS II, Inc. (1994) (Maryland)

                      EJSVS, Inc. (1995) (New Jersey)


           Donaldson, Lufkin & Jenrette, Inc. (1985 by EIC; 1993 by EQ and
                      EHC) (Delaware) (36.1%) (See Addendum B(1) for subsidiaries)


           JMR Realty Services, Inc. (1994) (Delaware)

           Equitable Investment Corporation (l97l) (New York)

                Stelas North Carolina Limited Partnership
                (50% limited partnership interest) (l984)

                Equitable JV Holding Corporation (1989) (Delaware)


                Alliance Capital Management Corporation (l991) (Delaware) (b) (See Addendum B(2) for subsidiaries)

                Equitable Capital Management Corporation (l985) (Delaware) (b)

                      Alliance Capital Management L.P. (1988) (Delaware) (14.67% limited partnership interest)


                EQ Services, Inc. (1992) (Delaware)

                Equitable Agri-Business, Inc. (1984) Delaware


                Equitable Real Estate Investment Management, Inc. (l984) (Delaware) (b) (See Addendum B(3) for subsidiaries)


(a) Registered Broker/Dealer   (b) Registered Investment Advisor

                 ORGANIZATION CHART OF EQUITABLE'S AFFILIATES



                            ADDENDUM A - SUBSIDIARY
                       OF EQUITABLE HOLDING CORPORATION
                      HAVING MORE THAN FIVE SUBSIDIARIES



EquiSource of New York, Inc. (formerly Traditional Equinet Business Corporation of New York) has the following subsidiaries that are brokerage companies to make available to Equitable Agents within each state traditional (non-equity) products and services not manufactured by Equitable:

      EquiSource of Alabama, Inc. (1986) (Alabama)
      EquiSource of Arizona, Inc. (1986) (Arizona)
      EquiSource of Arkansas, Inc. (1987) (Arkansas)
      EquiSource Insurance Agency of California, Inc. (1987) (California) EquiSource of Colorado, Inc. (1986) (Colorado)
      EquiSource of Delaware, Inc. (1986) (Delaware)
      EquiSource of Hawaii, Inc. (1987) (Hawaii)
      EquiSource of Maine, Inc. (1987) (Maine)
      EquiSource Insurance Agency of Massachusetts, Inc. (1988) (Massachusetts) EquiSource of Montana, Inc. (1986) (Montana)
      EquiSource of Nevada, Inc. (1986) (Nevada)
      EquiSource of New Mexico, Inc. (1987) (New Mexico)
      EquiSource of Pennsylvania, Inc. (1986) (Pennsylvania)
      EquiSource Insurance Agency of Utah, Inc. (1986) (Utah)
      EquiSource of Washington, Inc. (1987) (Washington)
      EquiSource of Wyoming, Inc. (1986) (Wyoming)

                 ORGANIZATION CHART OF EQUITABLE'S AFFILIATES
                     ADDENDUM B - INVESTMENT SUBSIDIARIES
                      HAVING MORE THAN FIVE SUBSIDIARIES


Donaldson, Lufkin & Jenrette, Inc. has the following subsidiaries, and approximately 150 other subsidiaries, most of which are special purpose subsidiaries (the number fluctuates according to business needs):


                  Donaldson, Lufkin & Jenrette, Securities Corporation (1985) (Delaware) (a) (b)
                       Wood, Struthers & Winthrop Management Corp. (1985) (Delaware) (b)
                  Autranet, Inc. (1985) (Delaware) (a)
                  DLJ Real Estate, Inc.
                  DLJ Capital Corporation (b)
                  DLJ Mortgage Capital, Inc. (1988) (Delaware)
                       Column Financial, Inc. (1993) (Delaware) (50%)


Alliance Capital Management Corporation (as general partner) (b) has the following subsidiaries:


            Alliance Capital Management L.P. (1988) (Delaware) (b)
                 Alliance Capital Management Corporation of Delaware,
                 Inc. (Delaware)
                       Alliance Fund Services, Inc. (Delaware) (a)
                       Alliance Fund Distributors, Inc. (Delaware) (a) Alliance Capital Oceanic Corp. (Delaware)
                       Alliance Capital Management Australia Pty. Ltd.
                      (Australia)
                       Meiji - Alliance Capital Corp. (Delaware) (50%) Alliance Capital (Luxembourg) S.A. (99.98%)
                       Alliance Eastern Europe Inc. (Delaware)
                       Alliance Barra Research Institute, Inc. (Delaware)
                       (50%)
                       Alliance Capital Management Canada, Inc. (Canada)
                       (99.99%)
                       Alliance Capital Management (Brazil) Llda
                       Alliance Capital Global Derivatives Corp.
                       (Delaware)
                       Alliance International Fund Services S.A.
                       (Luxembourg)
                       Alliance Capital Management (India) Ltd. (Delaware) Alliance Capital Mauritius Ltd.
                       Alliance Corporate Finance Group, Incorporated
                       (Delaware)
                            Equitable Capital Diversified Holdings, L.P. I Equitable Capital Diversified Holdings, L.P. II
                       Curisitor Alliance L.L.C. (Delaware)
                            Curisitor Holdings Limited (UK)
                            Alliance Capital Management (Japan), Inc.
                            Alliance Capital Management (Asia) Ltd.
                            Alliance Capital Management (Turkey), Ltd.
                            Cursitor Alliance Management Limited (UK)


(a) Registered Broker/Dealer            (b) Registered Investment Advisor

                 ORGANIZATION CHART OF EQUITABLE'S AFFILIATES
                             ADDENDUM B - (CONT.)
                            INVESTMENT SUBSIDIARIES
                      HAVING MORE THAN FIVE SUBSIDIARIES

Equitable Real Estate Investment Management, Inc. (b) has the following subsidiaries:

             Equitable Realty Portfolio Management, Inc. (1984) (Delaware)
                  EQK Partners (100% general partnership interest)
             Compass Management and Leasing Co. (formerly EREIM, Inc.) (1984) (Colorado)
             Equitable Real Estate Capital Markets, Inc. (1987) (Delaware)
              (a)
             EPPNLP Corp. (1987) (Delaware)
             Equitable Pacific Partners Corp. (1987) (Delaware)
                  Equitable Pacific Partners Limited Partnership
             EREIM Managers Corp. (1986) (Delaware)
                  ML/EQ Real Estate Portfolio, L.P.
                       EML Associates, L.P. (80%)
             Compass Retail, Inc. (1990) (Delaware)
             Compass Management and Leasing, Inc. (1991) (Delaware)
                  CJVS, Inc. (1994) (California)
                  Compass Cayman (1996) (Cayman Islands)
                  Compass Management and Leasing (UK) Limited
             Column Financial, Inc. (1993) (Delaware) (50%)
             Buckhead Strategic Corp. (1994) (Delaware)
                  Buckhead Strategic Fund, L.P.
                       BH Strategic Co. I, L.P.
                       BH Strategic Co. II, L.P.
                       BH Strategic Co. III, L.P.
                       BH Strategic Co. IV, L.P.
             Community Funding, Inc. (1994) (Delaware)
                  Community Mortgage Fund, L.P. (1994) (Delaware)
             Buckhead Strategic Corp., II (1995) (Delaware)
                  Buckhead Strategic Fund L.P. II
                       Buckhead Co. I, L.P.
                       Buckhead Co. II, L.P.
                       Buckhead Co. III, L.P.
                             HYDOC, L.L.C.
                             Headwind Holding Corp.
                       Buckhead Co. IV, L.P.
                       Tricon Corp.
                             Tricon, L.P.
             Equitable Real Estate Hyperion Capital Advisors LLC (1995)
              (Delaware)

(a) Registered Broker/Dealer       (b) Registered Investment Advisor

                                AXA GROUP CHART


The information listed below is dated as of December 31, 1996; percentages shown represent voting power. The name of the owner is noted when AXA indirectly controls the company.


                AXA INSURANCE AND REINSURANCE BUSINESS HOLDING


COMPANY                                            COUNTRY                 VOTING POWER
-------                                            -------                 ------------
Axa Assurances Iard                                France                  99%

Axa Assurances Vie                                 France                  100% by Axa and Axa Courtage Vie

Axa Courtage Iard                                  France                  99.9% by Axa and Axa Assurances Iard

Axa Courtage Vie                                   France                  99.4% by Axa and Axa Assurances Iard and
                                                                           Axa Courtage Iard

Alpha Assurances Vie                               France                  100%

Axa Direct                                         France                  100%

Direct Assurances Iard                             France                  100% by Axa Direct

Direct Assurance Vie                               France                  100% by Axa Direct

Axa Direkt Versicherung A.G.                       Germany                 100% owned by Axa Direct

Axiva                                              France                  100% by Axa and Axa Courtage Vie

Defense Civile                                     France                  95%

Societe Francaise d'Assistance                     France                  100% by SFA Holding

Monvoisin Assurances                               France                  99.9% by different companies and Mutuals

Societe Beaujon                                    France                  99.9%

Lor Finance                                        France                  99.9%

Jour Finance                                       France                  100% by Alpha Assurances Iard and by Axa
                                                                           Assurances Iard

Compagnie Auxiliaire pour le Commerce and          France                  99.8% by Societe Beaujon
l'Industrie

C.F.G.A.                                           France                  99.96% owned by Mutuals and Finaxa

Axa Global Risks                                   France                  100% owned by Axa and Mutuals

Saint Bernard Diffusion                            France                  94.92% owned by Direct Assurances Iard

Sogarep                                            France                  95%, (100% with Mutuals)

Argovie                                            France                  100% by Axiva and SCA Argos

Finargos                                           France                  70.5% owned by Axiva

                                     C-25

COMPANY                                            COUNTRY                 VOTING POWER
-------                                            -------                 ------------

Astral Finance                                     France                  99.33% by Axa Courtage Vie

Argos                                              France                  N.S.

Finaxa Belgium                                     Belgium                 100%

Axa Belgium                                        Belgium                 26.8% by Axa(SA) and 72.6% by Finaxa Belgium

De Kortrijske Verzekering                          Belgium                 99.8% by Axa Belgium

Juris                                              Belgium                 100% owned by Finaxa Belgium

Finaxa Luxembourg                                  Luxembourg              100%

Axa Assurance IARD Luxembourg                      Luxembourg              99.9%

Axa Assurance Vie Luxembourg                       Luxembourg              99.9%

Axa Aurora                                         Spain                   50% owned by Axa

Aurora Polar SA de Seguros y Reaseguros            Spain                   99.4% owned by Axa Aurora

Axa Vida SA de Seguros y Reaseguros                Spain                   89.82% owned by Aurora Polar 5% by Axa

Axa Gestion de Seguros y Reaseguros                Spain                   99.1% owned by Axa Aurora

Hilo Direct Seguros                                Spain                   99.9% by Axa Aurora

Axa Assicurazioni                                  Italy                   100% owned by Axa

Eurovita                                           Italy                   30% owned by Axa Assicurazioni

Axa Equity & Law plc                               U.K.                    99.9% owned by Axa

Axa Equity & Law Life Assurance Society            U.K.                    100% by Axa Equity & Law plc

Axa Equity & Law International                     U.K.                    100% owned by Axa Equity & Law Life
                                                                           Assurance Society

Axa Leven                                          The Netherlands         100% by Axa Equity & Law Life Assurance
                                                                           Society

Axa Insurance                                      U.K.                    100% owned by Axa

Axa Global Risks                                   U.K.                    100% owned by Axa Global Risks (France)

Axa Canada                                         Canada                  100% owned by Axa

Boreal Insurance                                   Canada                  100% owned by Gestion Fracapar

Axa Assurances Inc.                                Canada                  100% owned by Axa Canada


                                     C-26

COMPANY                                            COUNTRY                 VOTING POWER
-------                                            -------                 ------------

Axa Insurance Inc.                                 Canada                  100% owned by Axa Canada and Axa Assurance
                                                                           Inc.

Anglo Canada General Insurance Cy                  Canada                  100% owned by Axa Canada

Axa Pacific Insurance                              Canada                  100% by Boreal Insurance

Boreal Assurances Agricoles                        Canada                  100% by Boreal Insurance

Sime Axa Berhad                                    Malaysia                30% owned by Axa and Axa Reassurance

Axa Sime Investment Holdings Pte Ltd               Singapore               50%

Axa Sime Assurance                                 Hong Kong               100% owned by Axa Sime Invt. Holdings Pte
                                                                           Ltd

Axa Sime Assurance                                 Singapore               100% owned by Axa Sime Invt Holdings Pte Ltd

Axa Life Insurance                                 Hong Kong               100%

PT Asuransi Axa Indonesia                          Indonesia               80%

Equitable Cies Incorp.                             U.S.A.                  60.8% between Axa, 44.69% Financiere 45,
                                                                           3.8%, Lorfinance 7.6% and Axa Equity & Law
                                                                           Life Association Society 4.8%

Equitable Life Assurance of the USA                U.S.A.                  100% owned by Equitable Cies Inc.

National Mutual Holdings Ltd                       Australia               51% between Axa, 42.1% and Axa Equity & Law
                                                                           Life Assurance Society 8.9%

The National Mutual Life Association of            Australia               100% owned by National Mutual Holdings Ltd
Australasia Ltd

National Mutual International Pty Ltd              Australia               100% owned by National Mutual Holdings Ltd

National Mutual (Bermuda) Ltd                      Australia               100% owned by National Mutual International
                                                                           Pty Ltd

National Mutual Asia Ltd                           Australia               55% owned by National Mutual Holdings Ltd
                                                                           and 20% by Datura Ltd and 13% by National
                                                                           Mutual Life Association of Australasia

Australian Casualty & Life Ltd                     Australia               100% owned by National Mutual Holdings Ltd

National Mutual Health Insurance Pty Ltd           Australia               100% owned by National Mutual Holdings Ltd


                                     C-27

COMPANY                                            COUNTRY                 VOTING POWER
-------                                            -------                 ------------

Axa Reassurance                                    France                  100% owned by Axa, Axa Assurances Iard and
                                                                           Axa Global Risks

Axa Re Finance                                     France                  80% owned by Axa Reassurance

Axa Re Vie                                         France                  99.9% owned by Axa Reassurance

Axa Cessions                                       France                  100% by Axa

Axa Re Mexico                                      Mexico                  100% owned by Axa Reassurance

Axa Re Asia                                        Singapore               100% owned by Axa Reassurance

Axa Re U.K. Plc                                    U.K.                    100% owned by Axa Re U.K. Holding

Axa Re U.K. Holding                                U.K.                    100% owned by Axa Reassurance

Axa Re U.S.A.                                      U.S.A.                  100% owned by Axa America
                                                                           and Axa Reassurance

Axa America                                        U.S.A.                  100% owned by Axa Reassurance

International Technology Underwriters Inc.         U.S.A.                  80% owned by Axa America
(INTEC)

Axa Re Life                                        U.S.A.                  100% owned by Axa Re Vie

C.G.R.M.                                           Monaco                  100% owned by Axa Reassurance

Axa Life Insurance                                 Japan                   100% owned by Axa

Dongbu Axa Life Insurance Co Ltd                   Korea                   50% owned by Axa

Axa Oyak Hayat Sigota                              Turkey                  60% owned by Axa

Oyak Sigorta                                       Turkey                  11% owned by Axa

                            AXA FINANCIAL BUSINESS


COMPANY                                            COUNTRY                 VOTING POWER
-------                                            -------                 ------------
Compagnie Financiere de Paris (C.F.P.)             France                  96.9%, (100% with Mutuals)

Axa Banque                                         France                  98.7% owned by C.F.P.

Financiere 78                                      France                  100% owned by C.F.P.

Axa Credit                                         France                  65% owned by C.F.P.

Axa Gestion Interessement                          France                  100% owned by Axa Asset Management Europe

Compagnie Europeenne de Credit (C.E.C.)            France                  100% owned by C.F.P.

Fidei                                              France                  20.7% owned by C.F.P. and 10.8% by Axamur

Societe de Placements Selectionnes S.P.S.          France                  98.58% with Mutuals

Presence et Initiative                             France                  100% with Mutuals

Vamopar                                            France                  100% owned by Societe Beaujon

Financiere Mermoz                                  France                  100%

Axa Asset Management Europe                        France                  100%

Axa Asset Management Partenaires                   France                  100% owned by Axa Asset Management Europe

Axa Asset Management Conseils                      France                  100% owned by Axa Asset Management Europe

Axa Asset Management Distribution                  France                  100% owned by Axa Asset Management Europe

Axa Equity & Law Home Loans                        U.K.                    100% owned by Axa Equity & Law Plc

Axa Equity & Law Commercial Loans                  U.K.                    100% owned by Axa Equity & Law Plc


                                     C-29

COMPANY                                            COUNTRY                 VOTING POWER
-------                                            -------                 ------------

Alliance Capital Management                        U.S.A.                  59% held by ELAS

Donaldson Lufkin & Jenrette                        U.S.A.                  44.1% owned by Equitable Cies Inc. and
                                                                           36.1% by Equitable Holding Cies

National Mutual Funds Management (Global) Ltd      Australia               100% owned by National Holdings Ltd

National Mutual Funds Management North             USA                     100% by National Mutual Funds Management
America Holding Inc.                                                       (Global) Ltd.

Cogefin                                            Luxembourg              100% owned by Axa Belgium

Financiere 45                                      France                  99.8% owned by Axa

Mofipar                                            France                  99.76% owned by Axa

ORIA                                               France                  100% owned by Axa Millesimes

Axa Oeuvres d'Art                                  France                  100% by Mutuals

Axa Cantenac Brown                                 France                  100% by Societe Beaujon

Axa Suduiraut                                      France                  99.6% owned by Societe Beaujon

Colisee Acti Finance 2                             France                  100% owned by Axa Assurances Iard Mutuelle

                           AXA REAL ESTATE BUSINESS


COMPANY                                            COUNTRY                 VOTING POWER
-------                                            -------                 ------------
C.I.P.M.                                           France                  97.8% with Mutuals

Fincosa                                            France                  100% owned by C.I.P.M.

Prebail                                            France                  100% owned by Societe Beaujon and C.F.P.

Axamur                                             France                  100% by different companies and Mutuelles

Parigest                                           France                  100% by the Mutuals, C.I.P.M. and Fincosa

Parimmo                                            France                  100% by the insurance companies and Mutuals

S.G.C.I.                                           France                  100% by different companies and Mutuelles

Transaxim                                          France                  100% owned by S.G.C.I. and C.P.P.

Compagnie Parisienne de Participations             France                  100% owned by S.G.C.I.

Monte Scopando                                     France                  100% owned by C.P.P.

Matipierre                                         France                  100% by different companies

Securimmo                                          France                  87.12% by different companies and Mutuals

Paris Orleans                                      France                  100% by Axa Courtage Iard

Colisee Bureaux                                    France                  100% by different companies and Mutuals

Colisee Premiere                                   France                  100% by different companies and Mutuals

Colisee Laffitte                                   France                  100% by Colisee Bureaux

Foniere Carnot Laforge                             France                  100% by Colisee Premiere

Parc Camoin                                        France                  100% by Colisee Premiere

Delta Point du Jour                                France                  100% owned by Matipierre

Paroi Nord de l'Arche                              France                  100% owned by Matipierre

Falival                                            France                  100% owned by Axa Reassurance

Compagnie du Gaz d'Avignon                         France                  99% owned by Axa Ass Iard

Ahorro Familiar                                    France                  42.2% owned by Axa Assurances Iard

Fonciere du Val d'Oise                             France                  100% owned by C.P.P.

Sodarec                                            France                  100% owned by C.P.P.

                                     C-31

COMPANY                                            COUNTRY                 VOTING POWER
-------                                            -------                 ------------

Centrexpo                                          France                  100% owned by C.P.P.

Fonciere de la Vile du Bois                        France                  100% owned by Centrexpo

Colisee Seine                                      France                  100% owned by different companies

Translot                                           France                  100% owned by SGCI

S.N.C. Dumont d'Urville                            France                  100% owned by Colisee Premiere

Colisee Federation                                 France                  100% by SGCI

Colisee Saint Georges                              France                  100% by SGCI

Drouot Industrie                                   France                  50% by SGCI and 50% by Axamur

Colisee Vauban                                     France                  99.6% by Matipierre

Fonciere Colisee                                   France                  100% by Matipierre and different companies

Axa Pierre S.C.I.                                  France                  97.6% owned by different companies and
                                                                           Mutuals

Axa Millesimes                                     France                  85.2% owned by AXA and the Mutuals

Chateau Suduirault                                 France                  100% owned by Axa Millesimes

Diznoko                                            Hongrie                 95% owned by Axa Millesimes

Compagnie Fonciere Matignon                        France                  100% by different companies and Mutuals

Equitable Real Estate Investment                   U.S.A.                  100% owned by ELAS

Quinta do Noval Vinhos S.A.                        Portugal                99.6% owned by Axa Millesimes

                              OTHER AXA BUSINESS


COMPANY                                            COUNTRY                 VOTING POWER
-------                                            -------                 ------------

A.N.F.                                             France                  95.4% owned by Finaxa

Lucia                                              France                  20.6% owned by Axa Assurances Iard and 8.6%
                                                                           by Mutuals

Schneider S.A.                                     France                  10.4%

                 ORGANIZATION CHART OF EQUITABLE'S AFFILIATES


                                     NOTES


1. The year of formation or acquisition and state or country of incorporation of each affiliate is shown.

2. The chart omits certain relatively inactive special purpose real estate subsidiaries, partnerships, and joint ventures formed to operate or develop a single real estate property or a group of related properties, and certain inactive name-holding corporations.


3. All ownership interests on the chart are 100% common stock ownership except: (a) The Equitable Companies Incorporated's 44.1% interest in Donaldson, Lufkin & Jenrette, Inc. and Equitable Holding Corporation's 36.1% interest in same; (b) as noted for certain partnership interests;
       (c) Equitable Life's ACMC, Inc.'s and Equitable Capital Management Corporation's limited partnership interests in Alliance Capital Management L.P.; (d) as noted for certain subsidiaries of Alliance Capital Management Corp. of Delaware, Inc.; (e) Treasurer Robert L. Bennett's 20% interest in Compass Management and Leasing Co. (formerly EREIM, Inc.); and (f) DLJ Mortgage Capital's and Equitable Real Estate's respective ownerships, 50% each in Column Financial, Inc.


4. The operational status of the entities shown as having been formed or authorized but "not yet fully operational" should be checked with the appropriate operating areas, especially for those that are start-up situations.

5. The following entities are not included in this chart because, while they have an affiliation with The Equitable, their relationship is not the ongoing equity-based form of control and ownership that is characteristic of the affiliations on the chart, and, in the case of the first two entities, they are under the direction of at least a majority of "outside" trustees:


                              The Equitable Funds
                            The Hudson River Trust
                               EQ Advisors Trust
                               Separate Accounts

6.     This chart was last revised on April 1, 1997.

Item 31.        Number of Contractowners


                As of March 31, 1997, the number of participants in the Association Members Program offered by the Registrant was 10,102.



Item 32.        Indemnification of Directors and Officers

                To the extent permitted by the laws of the State of New York and subject to all applicable requirements thereof, Equico Securities, Inc. ("Equico") undertook by resolution to indemnify each Director and Officer of Equitable who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, is or was a Director or Officer of Equico.

                Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors and Officers pursuant to the undertaking described above, or otherwise, Equitable has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Equitable of expenses incurred or paid by a Director or Officer in the successful defense of any action, suit or proceeding) is asserted by such Director or Officer in connection with the interests, Equitable will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.


Item 33.        Business and Other Connections of Investment Adviser

                The Equitable Life Assurance Society of the United States ("Equitable") acts as the investment manager for Separate Account Nos. 3, 4, 10, 190 and 191. With respect to Separate Account No. 191, Equitable acts as investment manager within guidelines established by the Trustees of the American Dental Association Members Retirement Trusts. Alliance Capital Management L.P. ("Alliance"), a publicly-traded limited partnership, is indirectly majority-owned by Equitable, provides personnel and facilities for portfolio selection and transaction services. Alliance recommends the securities investments to be purchased and sold for Separate Account Nos. 3, 4, 10 and 190 and the portion of Separate Account No. 191 which is invested in its Separate Account No. 2A, and arranges for the execution of portfolio transactions. Alliance coordinates related accounting and bookkeeping functions with Equitable. Both Equitable and Alliance are registered investment advisers under the Investment Advisers Act of 1940.

                Information regarding the directors and principal officers of Equitable is provided in Item 29 of this Part C and is incorporated herein by reference.

        Set forth below is certain information regarding the directors and principal officers of Alliance Capital Management Corporation. The business address of the Alliance persons whose names are preceded by an asterisk is 1345 Avenue of the Americas, New York, New York 10105.


                                            POSITIONS AND                         PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                          OFFICES WITH                          (AND OTHER POSITIONS)
BUSINESS ADDRESS                            ALLIANCE                              WITHIN PAST 2 YEARS
------------------                          -------------                         ---------------------

DIRECTORS
---------
*Dave H. Willams                            Director, Chairman of the Board and   See Column 2.  Director - The
                                            Chief Executive Officer               Equitable Life Assurance Society of
                                                                                  the United States ("Equitable") and
                                                                                  The Equitable Companies
                                                                                  Incorporated ("Equitable").
                                                                                  Senior Executive Vice President of
                                                                                  AXA-UAP.

 Luis Javier Bastida                        Director                              Chief Financial Officer and a
 Banco Bilbao Vizcaya                                                             member of the Executive Committee
 Gran Via 1                                                                       of Banco Bilbao Vizcaya.
 Planta 16 48001
 Bilbao, Spain

 Claude Bebear                              Director                              Chairman of the Executive Board of
 AXA-UAP                                                                          AXA-UAP.  Chairman and Chief
 23, Avenue Matignon                                                              Executive Office, AXA, and various
 75008 Paris, France                                                              positions with AXA affiliated
                                                                                  companies; Director, EQ and Chairman
                                                                                  (February 1996 to present);
                                                                                  Director, Donaldson, Lufkin &
                                                                                  Jenrette ("DLJ") (February 1996 to
                                                                                  present), Equitable, and Equitable
                                                                                  Real Estate Investment Management,
                                                                                  Inc. ("Equitable Real Estate")
                                                                                  (March 1996 to present); (Director
                                                                                  of the following non-AXA affiliated
                                                                                  companies: Schneider S.A., Societe
                                                                                  Generale, SOVAC and Rhone-Poulence,
                                                                                  S.A.;

                                    C-36

                                            POSITIONS AND                         PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                          OFFICES WITH                          (AND OTHER POSITIONS)
BUSINESS ADDRESS                            ALLIANCE                              WITHIN PAST 2 YEARS
------------------                          -------------                         ---------------------

  Bebear cont.                                                                    Member of Supervisory Board,
                                                                                  Compagnie Financiere de Paribas and
                                                                                  Member of the General Counsel of
                                                                                  Assicurazioni Generali S.p.A.).

 James M. Benson                             Director                             Director and President (both until
 The Equitable Life                                                               May, 1997) Equitable; Prior
  Assurance Society                                                               thereto, Chief Executive Officer
  of the U.S.                                                                     (February 1996 to March 1997)
 1290 Avenue of the                                                               President, Chief Operating Officer
 Americas                                                                         and Director, (until February
 New York, NY 10104                                                               1996); Director and Senior Vice
                                                                                  President, EQ; Director, President
                                                                                  and Chief Operating Officer,
                                                                                  Equitable Variable Life Insurance
                                                                                  Company ("EVLICO") (until January
                                                                                  1997), Director, AXA Re Life
                                                                                  Insurance Company (January 1995 to
                                                                                  present), and The National Mutual
                                                                                  Life Association of Australasia
                                                                                  (September 1995 to present),
                                                                                  (Director, Health Plans, Inc.).

*Bruce W. Calvert                           Director, Vice Chairman, and Chief    See Column 2.
                                            Investment Officer

                                     C-37

                                            POSITIONS AND                         PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                          OFFICES WITH                          (AND OTHER POSITIONS)
BUSINESS ADDRESS                            ALLIANCE                              WITHIN PAST 2 YEARS
------------------                          -------------                         ---------------------

*John D. Carifa                             Director, President and Chief         See Column 2. Chief Financial
                                            Operating Officer                     Officer until  December, 1994.

 Henri de Castries                          Director                              Executive Vice President -
 AXA-UAP                                                                          Financial Services and Life
 23, Avenue Matignon                                                              Insurance Activities, AXA-UAP and
 75008, Paris, France                                                             various positions with AXA-UAP
                                                                                  affiliated companies; Director, EQ
                                                                                  (May 1994 to present) and Vice
                                                                                  Chairman (February 1996 to present);
                                                                                  Director, Equitable Real Estate,
                                                                                  DLJ, and Equitable; (Director,
                                                                                  France Telecom).

 Kevin C. Dolan                             Director                              Senior Vice President -
 AXA-UAP                                                                          AXA-UAP
 23, Avenue Matignon                                                              Chief Executive Officer
 75008, Paris, France                                                             AXA Asset Management (France)

 Denis Duverne                              Director                              Senior Vice President,
 AXA-UAP                                                                          International Life of AXA-UAP.
 23, Avenue Matignon
 75008, Paris, France

 Alfred Harrison                            Director, Vice Chairman               See Column 2.
 Alliance Capital
  Management L.P.
 3600 Piper Jaffray Tower
 Minneapolis, MN 55402


                                   C-38

                                            POSITIONS AND                         PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                          OFFICES WITH                          (AND OTHER POSITIONS)
BUSINESS ADDRESS                            ALLIANCE                              WITHIN PAST 2 YEARS
------------------                          -------------                         ---------------------

 Jean-Pierre Hellebuyck                     Director                              Chairman, AXA Asset Management
 AXA - Gestion des Actifs                                                         (Europe) Chief Investment Officer -
 40, rue de Colisee                                                               AXA; Director - AXA Reassurance
 Paris, France 75008                                                              France, AXA Reinsurance UK Plc, AXA
                                                                                  Reinsurance Company, Equity & Law
                                                                                  Plc, Equity & Law Investment
                                                                                  Managers Ltd., Equity & Law
                                                                                  Fondsmanagement GmbH, Europhenix
                                                                                  Management Company and Societe Des
                                                                                  Bourses Francaises.

 Benjamin D. Holloway                       Director                              Consultant to Tishman/Speyer,
 Continental Companies                                                            Edward Debartolo and The
 3250 Mary Street                                                                 Continental Companies.  Director -
 Miami, Florida 33133                                                             Rockefeller Center Properties,
                                                                                  Inc.; Chairman - Duke University
                                                                                  Management Corporation.



                                     C-39



                                            POSITIONS AND                         PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                          OFFICES WITH                          (AND OTHER POSITIONS)
BUSINESS ADDRESS                            ALLIANCE                              WITHIN PAST 2 YEARS
------------------                          -------------                         ---------------------

 Joseph J. Melone                           Director                              Chairman of the Board, Director and
 The Equitable Life                                                               Chief Executive Officer(March 1997
  Assurance Society                                                               to present) and President
  of the U.S.                                                                     (effective May, 1997) EQ; prior
 1290 Avenue of the                                                               thereto Chief Operating Officer
 Americas                                                                         (until February 1996); Chairman of
 New York, NY 10104                                                               the Board and Director - Equitable
                                                                                  prior thereto, Chief Executive
                                                                                  Officer (until February 1996);
                                                                                  Chairman, President, and Chief
                                                                                  Executive Officer, Equitable
                                                                                  Investment Corporation (September
                                                                                  1994 to present), Chairman and Chief
                                                                                  Executive Officer and Director,
                                                                                  EVLICO (until January 1997);
                                                                                  Director, Equitable Capital
                                                                                  Management Corporation ("ECMC"),
                                                                                  DLJ, and Equitable Real Estate, AXA
                                                                                  Equity & Law (Director,
                                                                                  Foster-Wheeler Corporation and AT&T
                                                                                  Capital Corporation).

Peter D. Noris                              Director                              Executive Vice President and Chief
The Equitable Life                                                                Investment Officer (July 1995 to
  Assurance Society                                                               present); prior thereto Vice
  of the U.S.                                                                     President Manager, Investment
1290 Avenue of the Americas                                                       Strategies Group, Salomon Brothers,
New York, NY 10104                                                                Inc. (Until May 1995); Director and
                                                                                  Senior Vice President, EVLICO (June
                                                                                  1995 to January 1997); Director,
                                                                                  Equitable Real Estate (July 1995 to
                                                                                  present).




                                     C-40

                                            POSITIONS AND                         PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                          OFFICES WITH                          (AND OTHER POSITIONS)
BUSINESS ADDRESS                            ALLIANCE                              WITHIN PAST 2 YEARS
------------------                          -------------                         ---------------------

*Frank Savage                               Director                              Chairman of Alliance Capital
                                                                                  Management International;
                                                                                  Director of ACFG; Vice-Chairman of
                                                                                  ECMC  Director - Lockheed Martin
                                                                                  Corporation, and ARCO Chemical
                                                                                  Corporation and Qualcomm
                                                                                  Incorporated.

 Jerry M. de St. Paer                       Director                              Executive Vice President,
 The Equitable Life                                                               Equitable; prior thereto, Executive
  Assurance Society                                                               Vice President and Chief Financial
  of the U.S.                                                                     Officer (until February 1996),
 1290 Avenue of the                                                               Executive Vice President (until
 Americas                                                                         February 1996) Executive Vice
 New York, N.Y. 10104                                                             President and Chief Financial
                                                                                  Officer, EQ; Director, EVLICO, DLJ,
                                                                                  and Equitable Real Estate; National
                                                                                  Mutual Asia Limited (December 1995
                                                                                  to present), and AXA RE Life
                                                                                  Insurance Company (June 1995 to
                                                                                  present); Director, Chairman,
                                                                                  President, and Chief Executive
                                                                                  Officer, ECMC; Director, and
                                                                                  Executive Vice President, and Chief
                                                                                  Operating Officer, Equitable
                                                                                  Investment Corporation; Vice
                                                                                  President, Equitable JV Holding
                                                                                  Corp.; Senior Investment Officer,
                                                                                  EVLICO (April 1995 to present);
                                                                                  Member, Advisory Board, Peter Wodtke
                                                                                  (U.K.) and Peter Wodtke (U.S.)
                                                                                  (Director, Economic Services
                                                                                  Corporation and Nicos Seimei Hoken
                                                                                  (formerly Equitable Seimei Hoken)).

                                     C-41

                                            POSITIONS AND                         PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                          OFFICES WITH                          (AND OTHER POSITIONS)
BUSINESS ADDRESS                            ALLIANCE                              WITHIN PAST 2 YEARS
------------------                          -------------                         ---------------------

 Madelon DeVoe Talley                       Director                              Commissioner of the Port Authority
 876 Park Avenue                                                                  of New York State and New Jersey,
 New York, NY 10021                                                               Investment Consultant, Governor,
                                                                                  National Association of Securities
                                                                                  Dealers (1993-1996); Vice Chairman,
                                                                                  W.P. Carey & Co.; Director,
                                                                                  Corporate Property Associates.

*Reba White Williams                        Director                              Director of Special Projects for
                                                                                  ACMC.

Robert B. Zoellick                          Director                              Executive Vice President of Federal
Fannie Mae                                                                        National Mortgage Association
3900 Washington Avenue, NW
Washington, DC  20016

OFFICERS
--------
*David R. Brewer, Jr.                       Senior Vice President and General     See Column 2.
                                            Counsel

*Robert H. Joseph, Jr.                      Senior Vice President & Chief         See Column 2, more than 2 years.
                                            Financial Officer


Item 34. Principal Underwriters


              (a) EQ Financial Consultants, Inc. ("EQ Financial"), a wholly-owned subsidiary of Equitable, is the principal underwriter and depositor for its Separate Account A, Separate Account No. 301, Separate Account I and Separate Account FP. EQ Financial's principal business address is 1755 Broadway, New York, NY 10019.


              (b) See Item 29 of this Part C, which is incorporated herein by reference.

Item 35. Location of Accounts and Records

              The Equitable Life Assurance Society of the United States 135 West 50th Street New York, New York 10020


Item 36. Management Services

              Not applicable.

Item 37. Undertakings

              The Registrant hereby undertakes the following:

              (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

              (b) to include (1) as part of its applications to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

              (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request; and

              (d) Equitable represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the Contract. Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Contract includes innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company
                     Act of 1940 used prior to October 1996, including the range of industry practice.

                                  SIGNATURES


         As required by the Securities Act of 1933, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City and State of New York, on the 29th day of April, 1997.


                                        THE EQUITABLE LIFE ASSURANCE SOCIETY OF
                                        THE UNITED STATES
                                                      (Registrant)


                                        By: /s/ Naomi J. Weinstein
                                           ------------------------------------
                                                Naomi J. Weinstein
                                                Vice President

         As required by the Securities Act of 1933, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:


Joseph J. Melone               Chairman of the Board, Chief Executive Officer
                               and Director

James M. Benson                President and Director


William T. McCaffrey           Senior Executive Vice President,
                               Chief Operating Officer and Director

PRINCIPAL FINANCIAL OFFICER


Stanley B. Tulin               Senior Executive Vice President and Chief
                               Financial Officer


PRINCIPAL ACCOUNTING OFFICER:


/s/ Alvin H. Fenichel
-----------------------------
    Alvin H. Fenichel        Senior Vice President and
    April 29, 1997           Controller


DIRECTORS:


Claude Bebear            Jean-Rene Fourtou          Winthrop Knowlton
James M. Benson          Norman C. Francis          Arthur L. Liman
Christopher Brocksom     Donald J. Greene           George T. Lowy
Francoise Colloc'h       John T. Hartley            William T. McCaffrey
Henri de Castries        John H.F. Haskell, Jr.     Joseph J. Melone
Joseph L. Dionne         Mary R. (Nina) Henderson   Didier Pineau-Valencinne
William T. Esrey         W. Edwin Jarmain           George J. Sella, Jr.
                         G. Donald Johnston, Jr.    Dave H. Williams

By: /s/ Naomi J. Weinstein
   ---------------------------
        Naomi J. Weinstein
        Attorney-in-Fact
        April 29, 1997

                                 EXHIBIT INDEX

Exhibit No.                                                            Page No.


6(f) Form of Rider No. 5 to Group Annuity Contract No. AC 6059 between The Chase Manhattan Bank, N.A. and The Equitable Life Assurance Society of the United States.


8(d)       By-Laws of The Equitable Life Assurance Society of the
           United States, as amended November 21, 1996.

8(e) Restated Charter of The Equitable Life Assurance Society of the United States, as amended January 1, 1997.

13(f)      Consent of Price Waterhouse LLP.

13(g)      Powers of Attorney.

27         Financial Data Schedule.